UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23731

BONDBLOXX ETF TRUST

(Exact name of Registrant as specified in charter)

700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939

(Address of principal executive offices)(Zip code)

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250,
Larkspur, CA 94939

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 896-5089

Date of fiscal year end:

October 31

Date of reporting period:

October 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports To Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
XHYI

BondBloxx USD High Yield Bond Industrial Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx USD High Yield Bond Industrial Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the industrial sector.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-industrial-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Industrial Sector ETF	$38	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 15.31%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Core Industrial Index, which returned 15.69%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the industrial sector, positive performance contribution was diversified across numerous bond issuers, with robust economic growth supporting a diverse set of sub-sectors, including basic industry, capital goods, and services.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Industrial Sector ETF - $11,366
Bloomberg US Aggregate Bond Index - $9,757
ICE Diversified US Cash Pay High Yield Core Industrial Index - $11,517
$12,000
$10,000
$8,000
$11,517
$11,366
$9,757
02/15/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx USD High Yield Bond Industrial Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Core Industrial Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,319	$8,795	$9,304
10/31/2023	$9,857	$8,826	$9,955
10/31/2024	$11,366	$9,757	$11,517

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	15.31%	4.84%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Core Industrial Index	15.69%	5.36%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYI were listed on the NYSE Arca, Inc. on February 17, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-industrial-sector-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XHYI

BondBloxx USD High Yield Bond Industrial Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$81,994,132
# of Portfolio Holdings	489
Total Advisory Fees Paid During Reporting Period	$212,994
Portfolio Turnover Rate	23%
Expense Ratio	0.35%
Shares Outstanding	2,150,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C606

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 4.18% 11/01/2024	1.57%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.96%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.91%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2027	0.89%
TransDigm, Inc. 6.38% 03/01/2029	0.87%
TransDigm, Inc. 5.50% 11/15/2027	0.84%
Allied Universal Holdco LLC 7.88% 02/15/2031	0.80%
Neptune Bidco US, Inc. 9.29% 04/15/2029	0.79%
Staples, Inc. 10.75% 09/01/2029	0.77%
TransDigm, Inc. 6.63% 03/01/2032	0.71%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.0%
Not Rated	0.1%
CCC	7.8%
B	34.6%
BB	54.3%
BBB	1.2%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.0%
10+ Years	0.4%
7-10 Years	10.5%
5-7 Years	23.5%
3-5 Years	45.5%
2-3 Years	12.6%
0-2 Years	5.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sub-Sector Breakdown (% of Net Assets)

Commercial Services	14.1%
Chemicals	10.2%
Packaging & Containers	9.6%
Aerospace/Defense	8.6%
Building Materials	7.8%
Mining	5.5%
Airlines	5.1%
Iron/Steel	4.6%
Home Builders	4.4%
Environmental Control	3.2%
Others	24.9%
Cash and Equivalents	2.0%

XHYI

BondBloxx USD High Yield Bond Industrial Sector ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-industrial-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYI 1024

XHYT

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the telecommunications, media and technology sectors.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-telecom-media-and-technology-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	$38	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 16.02%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index, which returned 16.42%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the Bond Telecom, Media & Technology Sector, positive performance contribution was diversified across numerous bond issuers. Furthermore, several large bond issuers successfully improved their debt service capabilities through asset sales, refinancing transactions, restructuring, and improved cash flows. With a larger portion of the securities in CCC rated debt as compared to the broad high yield market, the sector benefited from outperformance of lower-rated securities during the period.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF - $10,656
Bloomberg US Aggregate Bond Index - $9,757
ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index - $10,758
$12,000
$10,000
$8,000
$10,758
$10,656
$9,757
02/15/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,104	$8,795	$9,118
10/31/2023	$9,185	$8,826	$9,241
10/31/2024	$10,656	$9,757	$10,758

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	16.02%	2.38%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index	16.42%	2.74%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYT were listed on the NYSE Arca, Inc. on February 17, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-telecom-media-and-technology-sector-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XHYT

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$107,929,225
# of Portfolio Holdings	296
Total Advisory Fees Paid During Reporting Period	$154,408
Portfolio Turnover Rate	28%
Expense Ratio	0.35%
Shares Outstanding	3,100,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C507

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 4.18% 11/01/2024	1.94%
Cloud Software Group, Inc. 6.50% 03/31/2029	1.58%
Cloud Software Group, Inc. 9.00% 09/30/2029	1.54%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 08/15/2027	1.44%
DISH Network Corp. 11.75% 11/15/2027	1.40%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13% 05/01/2027	1.28%
Intelsat Jackson Holdings SA 6.50% 03/15/2030	1.14%
DISH DBS Corp. 5.25% 12/01/2026	1.12%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25% 02/01/2031	1.08%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50% 08/15/2030	1.05%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.6%
Not Rated	0.0%Footnote Reference**
C	0.3%
CC	2.0%
CCC	18.3%
B	36.9%
BB	39.9%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.
Footnote**	Percentage is less than 0.05%.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.6%
10+ Years	4.6%
7-10 Years	8.8%
5-7 Years	24.2%
3-5 Years	42.1%
2-3 Years	12.8%
0-2 Years	4.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sub-Sector Breakdown (% of Net Assets)

Media	37.8%
Telecommunications	25.5%
Software	11.7%
Computers	5.5%
Internet	5.0%
Advertising	3.5%
Semiconductors	2.1%
Electronics	1.8%
Commercial Services	1.1%
Others	3.4%
Cash and Equivalents	2.6%

XHYT

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-telecom-media-and-technology-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYT 1024

XHYH

BondBloxx USD High Yield Bond Healthcare Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx USD High Yield Bond Healthcare Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar denominated, high yield corporate bonds in the healthcare sector.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-healthcare-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Healthcare Sector ETF	$39	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 20.50%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Healthcare Index, which returned 20.93%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the healthcare sector, positive performance contribution was diversified across numerous bond issuers. Furthermore, several large bond issuers successfully improved their debt service capabilities through significant asset sales and refinancing transactions. With a larger portion of the healthcare sector in single-B rated debt as compared to the broad high yield market, the sector benefited from outperformance of lower-rated securities during the period.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Healthcare Sector ETF - $10,767
Bloomberg US Aggregate Bond Index - $9,757
ICE Diversified US Cash Pay High Yield Healthcare Index - $10,918
$12,000
$10,000
$8,000
$10,918
$10,767
$9,757
02/15/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx USD High Yield Bond Healthcare Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Healthcare Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$8,481	$8,795	$8,534
10/31/2023	$8,935	$8,826	$9,029
10/31/2024	$10,767	$9,757	$10,918

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	20.50%	2.77%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Healthcare Index	20.93%	3.30%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYH were listed on the NYSE Arca, Inc. on February 17, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-healthcare-sector-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XHYH

BondBloxx USD High Yield Bond Healthcare Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$47,514,873
# of Portfolio Holdings	116
Total Advisory Fees Paid During Reporting Period	$122,514
Portfolio Turnover Rate	22%
Expense Ratio	0.35%
Shares Outstanding	1,350,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C408

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Medline Borrower LP 3.88% 04/01/2029	4.09%
DaVita, Inc. 4.63% 06/01/2030	2.45%
Tenet Healthcare Corp. 6.13% 10/01/2028	2.43%
CHS/Community Health Systems, Inc. 10.88% 01/15/2032	2.36%
Medline Borrower LP 5.25% 10/01/2029	2.36%
AthenaHealth Group, Inc. 6.50% 02/15/2030	2.16%
Tenet Healthcare Corp. 6.13% 06/15/2030	2.04%
Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13% 04/30/2028	1.93%
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13% 04/30/2031	1.78%
CHS/Community Health Systems, Inc. 5.63% 03/15/2027	1.66%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.9%
CCC	8.6%
B	52.0%
BB	37.0%
BBB	0.5%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.9%
10+ Years	0.9%
7-10 Years	10.2%
5-7 Years	30.5%
3-5 Years	45.6%
2-3 Years	7.1%
0-2 Years	3.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sub-Sector Breakdown (% of Net Assets)

Healthcare-Services	52.4%
Pharmaceuticals	18.9%
Healthcare-Products	15.3%
Commercial Services	6.2%
Software	2.5%
Cosmetics/Personal Care	2.5%
Biotechnology	0.3%
Cash and Equivalents	1.9%

XHYH

BondBloxx USD High Yield Bond Healthcare Sector ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-healthcare-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYH 1024

XHYF

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx USD High Yield Bond Financial & REIT Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the financial and REIT sector.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-financial-and-reit-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	$38	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 16.89%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Financial & REIT Index, which returned 17.28%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the financial & REIT sector, positive performance contribution was diversified across numerous bond issuers, with resilient economic conditions supporting subsectors including financial services, REITs, and insurance.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Financial & REIT Sector ETF - $11,310
Bloomberg US Aggregate Bond Index - $9,757
ICE Diversified US Cash Pay High Yield Financial & REIT Index - $11,453
$12,000
$10,000
$8,000
$11,453
$11,310
$9,757
02/15/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Financial & REIT Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,135	$8,795	$9,167
10/31/2023	$9,675	$8,826	$9,765
10/31/2024	$11,310	$9,757	$11,453

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	16.89%	4.66%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Financial & REIT Index	17.28%	5.14%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYF were listed on the NYSE Arca, Inc. on February 17, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-financial-and-reit-sector-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XHYF

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$58,221,392
# of Portfolio Holdings	262
Total Advisory Fees Paid During Reporting Period	$151,449
Portfolio Turnover Rate	43%
Expense Ratio	0.35%
Shares Outstanding	1,550,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C309

Top 10 Holdings  (% of Net Assets)Footnote Reference*

HUB International Ltd. 7.25% 06/15/2030	1.85%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50% 02/15/2028	1.83%
Panther Escrow Issuer LLC 7.13% 06/01/2031	1.68%
Boost Newco Borrower LLC 7.50% 01/15/2031	1.27%
Block, Inc. 6.50% 05/15/2032	1.11%
HUB International Ltd. 7.38% 01/31/2032	1.06%
OneMain Finance Corp. 7.13% 03/15/2026	0.86%
Jane Street Group/JSG Finance, Inc. 7.13% 04/30/2031	0.84%
Intesa Sanpaolo SpA 5.71% 01/15/2026	0.82%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc. 7.00% 01/15/2031	0.80%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.3%
Not Rated	0.3%
CCC	8.3%
B	34.4%
BB	54.3%
BBB	0.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.3%
Defaulted	0.5%
10+ Years	2.9%
7-10 Years	13.7%
5-7 Years	29.3%
3-5 Years	31.7%
2-3 Years	10.7%
0-2 Years	8.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sub-Sector Breakdown (% of Net Assets)

Diversified Financial Services	32.7%
Real Estate Investment Trusts (REITS)	24.1%
Insurance	19.0%
Banks	7.0%
Commercial Services	5.5%
Investment Companies	3.2%
Trucking & Leasing	1.9%
Advertising	1.1%
Retail	0.8%
Others	2.4%
Cash and Equivalents	2.3%

XHYF

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-financial-and-reit-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYF 1024

XHYE

BondBloxx USD High Yield Bond Energy Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx USD High Yield Bond Energy Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the energy sector.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-energy-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Energy Sector ETF	$37	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 12.32%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Energy Index, which returned 12.77%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the energy sector, positive performance contribution was diversified across numerous bond issuers, with robust economic growth supporting energy demand and global oil prices at levels higher than most of the previous decade for much of the period boosting profitability of companies in the sector.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Energy Sector ETF - $11,647
Bloomberg US Aggregate Bond Index - $9,757
ICE Diversified US Cash Pay High Yield Energy Index - $11,836
$12,000
$10,000
$8,000
$11,836
$11,647
$9,757
02/15/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx USD High Yield Bond Energy Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Energy Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,716	$8,795	$9,765
10/31/2023	$10,369	$8,826	$10,496
10/31/2024	$11,647	$9,757	$11,836

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	12.32%	5.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Energy Index	12.77%	6.42%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYE were listed on the NYSE Arca, Inc. on February 17, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-energy-sector-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XHYE

BondBloxx USD High Yield Bond Energy Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$13,674,457
# of Portfolio Holdings	219
Total Advisory Fees Paid During Reporting Period	$146,768
Portfolio Turnover Rate	41%
Expense Ratio	0.35%
Shares Outstanding	352,500
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	097890107

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Venture Global LNG, Inc. 9.50% 02/01/2029	2.26%
Citibank, New York 4.18% 11/01/2024	1.88%
Venture Global LNG, Inc. 8.38% 06/01/2031	1.63%
Venture Global LNG, Inc. 8.13% 06/01/2028	1.48%
Venture Global LNG, Inc. 9.88% 02/01/2032	1.40%
Weatherford International Ltd. 8.63% 04/30/2030	1.13%
Comstock Resources, Inc. 6.75% 03/01/2029	1.02%
Civitas Resources, Inc. 8.75% 07/01/2031	1.00%
Noble Finance II LLC 8.00% 04/15/2030	0.96%
Venture Global LNG, Inc. 7.00% 01/15/2030	0.96%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.6%
CCC	2.0%
B	28.8%
BB	61.7%
BBB	4.9%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by BondBloxx Investment Management Corporation ("BondBloxx") and takes the medium rating of the three agencies when all three agencies rate a security, the lower of the two ratings if only two agencies rate a security, and one rating if that is all that is provided. Unrated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.6%
10+ Years	4.6%
7-10 Years	14.7%
5-7 Years	24.4%
3-5 Years	40.8%
2-3 Years	8.3%
0-2 Years	4.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sub-Sector Breakdown (% of Net Assets)

Oil & Gas	48.0%
Pipelines	41.8%
Oil & Gas Services	5.7%
Chemicals	0.7%
Gas	0.6%
Retail	0.6%
Cash and Equivalents	2.6%

XHYE

BondBloxx USD High Yield Bond Energy Sector ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-energy-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYE 1024

XHYC

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the consumer cyclicals sector.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-cyclicals-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$38	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 15.09%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Consumer Cyclical Index, which returned 15.48%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the consumer cyclicals sector, positive performance contribution was diversified across numerous bond issuers, notably as many companies in the leisure, retail and hospitality space continued to recover from the effects of the COVID-19 pandemic.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF - $11,189
Bloomberg US Aggregate Bond Index - $9,757
ICE Diversified US Cash Pay High Yield Consumer Cyclical Index - $11,328
$12,000
$10,000
$8,000
$11,328
$11,189
$9,757
02/15/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Consumer Cyclical Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,004	$8,795	$9,015
10/31/2023	$9,722	$8,826	$9,810
10/31/2024	$11,189	$9,757	$11,328

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	15.09%	4.24%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Consumer Cyclical Index	15.48%	4.71%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYC were listed on the NYSE Arca, Inc. on February 17, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-cyclicals-sector-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XHYC

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$71,330,399
# of Portfolio Holdings	271
Total Advisory Fees Paid During Reporting Period	$159,415
Portfolio Turnover Rate	37%
Expense Ratio	0.35%
Shares Outstanding	1,900,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C101

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Carnival Corp. 5.75% 03/01/2027	1.50%
Carnival Holdings Bermuda Ltd. 10.38% 05/01/2028	1.23%
Rakuten Group, Inc. 9.75% 04/15/2029	1.19%
Caesars Entertainment, Inc. 7.00% 02/15/2030	1.16%
Royal Caribbean Cruises Ltd. 6.00% 02/01/2033	1.10%
Carnival Corp. 6.00% 05/01/2029	1.09%
Rakuten Group, Inc. 11.25% 02/15/2027	1.08%
JP Morgan Chase, New York 4.18% 11/01/2024	0.98%
Tenneco, Inc. 8.00% 11/17/2028	0.97%
Clarios Global LP/Clarios US Finance Co. 8.50% 05/15/2027	0.88%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
CCC	4.8%
B	33.1%
BB	57.7%
BBB	2.6%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
Defaulted	0.9%
10+ Years	2.0%
7-10 Years	13.0%
5-7 Years	20.8%
3-5 Years	39.8%
2-3 Years	13.3%
0-2 Years	8.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sub-Sector Breakdown (% of Net Assets)

Entertainment	20.8%
Retail	18.5%
Leisure Time	17.5%
Lodging	11.9%
Auto Parts & Equipment	10.3%
Real Estate	4.4%
Internet	3.9%
Apparel	3.4%
Auto Manufacturers	2.7%
Commercial Services	2.3%
Others	2.5%
Cash and Equivalents	1.8%

XHYC

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-cyclicals-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYC 1024

XHYD

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the consumer non-cyclicals sector.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-non-cyclicals-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	$38	0.35%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 14.54%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index, which returned 15.00%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance across much of the US High Yield asset class.

In the consumer non-cyclicals sector, positive performance contribution was diversified across numerous bond issuers, with resilient consumer demand supporting companies in sub-sectors including restaurants, food & drug retailers, and consumer products.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF - $11,189
Bloomberg US Aggregate Bond Index - $9,757
ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index - $11,310
$12,000
$10,000
$8,000
$11,310
$11,189
$9,757
02/15/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,268	$8,795	$9,282
10/31/2023	$9,768	$8,826	$9,835
10/31/2024	$11,189	$9,757	$11,310

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	14.54%	4.24%
Bloomberg US Aggregate Bond Index	10.55%	(0.90)%
ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index	15.00%	4.65%
Footnote	Description
Footnote(1)	The Fund commenced operations on February 15, 2022. Shares of XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-non-cyclicals-sector-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XHYD

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$30,461,391
# of Portfolio Holdings	181
Total Advisory Fees Paid During Reporting Period	$47,416
Portfolio Turnover Rate	34%
Expense Ratio	0.35%
Shares Outstanding	800,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C200

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 4.18% 11/01/2024	2.75%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	2.06%
Newell Brands, Inc. 5.70% 04/01/2026	1.56%
Kroger Co. 4.70% 08/15/2026	1.37%
Electricite de France SA 9.13%	1.34%
Lightning Power LLC 7.25% 08/15/2032	1.23%
Vistra Operations Co. LLC 7.75% 10/15/2031	1.21%
1011778 BC ULC/New Red Finance, Inc. 3.88% 01/15/2028	1.15%
Calpine Corp. 5.13% 03/15/2028	1.11%
Post Holdings, Inc. 4.63% 04/15/2030	1.08%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.4%
CCC	4.3%
B	29.0%
BB	57.9%
BBB	6.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.4%
Defaulted	1.3%
10+ Years	8.4%
7-10 Years	14.0%
5-7 Years	23.0%
3-5 Years	34.5%
2-3 Years	6.9%
0-2 Years	9.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sub-Sector Breakdown (% of Net Assets)

Electric	29.0%
Food	25.0%
Retail	19.9%
Housewares	5.3%
Cosmetics/Personal Care	2.6%
Household Products/Wares	2.1%
Energy-Alternate Sources	2.1%
Agriculture	1.8%
Leisure Time	1.8%
Others	8.0%
Cash and Equivalents	2.4%

XHYD

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-non-cyclicals-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYD 1024

HYSA

BondBloxx USD High Yield Bond Sector Rotation ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx USD High Yield Bond Sector Rotation ETF (the "Fund") seeks to provide total return by primarily investing its assets in U.S. dollar-denominated, high yield corporate bonds in the various sectors of the fixed income securities market through other exchange-traded funds ("ETFs").

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Sector Rotation ETF	$59	0.55%Footnote Reference*
Footnote	Description
Footnote*	Including affiliated acquired fund fees and expenses.

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 14.75%, underperforming its benchmark, the ICE BofA US Cash Pay High Yield Constrained Index, which returned 16.35%.

Factors that contributed to positive returns included performance of the underlying funds which reported positive results for the period as a result of coupon payments and high yield security price increases, the latter stemming from lower Treasury yields and falling yield premiums as investors expressed confidence in US economic growth and the ability of high yield issuers to service their debt payments.

Factors that contributed to underperformance of the Fund relative to the index included a slightly higher ratings-quality tilt of the underlying funds as compared to the index (the underlying funds normally do not invest in securities that are rated below CCC) and a decrease in the premium to NAV of the market prices of the underlying ETFs, when compared to the period one year prior.

Growth Of $10,000 USD Since Inception

BondBloxx USD High Yield Bond Sector Rotation ETF - $11,257
Bloomberg US Aggregate Bond Index - $10,705
ICE BofA US Cash Pay High Yield Constrained Index - $11,375
$12,000
$10,000
$8,000
$11,375
$11,257
$10,705
09/16/2023
10/31/2023
10/31/2024

	BondBloxx USD High Yield Bond Sector Rotation ETF	Bloomberg US Aggregate Bond Index	ICE BofA US Cash Pay High Yield Constrained Index
09/16/2023	$10,000	$10,000	$10,000
10/31/2023	$9,810	$9,683	$9,776
10/31/2024	$11,257	$10,705	$11,375

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 YearFootnote Reference(1)	Since InceptionFootnote Reference(1)
Net Asset Value	14.75%	11.17%
Bloomberg US Aggregate Bond Index	10.55%	6.28%
ICE BofA US Cash Pay High Yield Constrained Index	16.35%	12.22%
Footnote	Description
Footnote(1)	The Fund commenced operations on November 6, 2012.The Fund was acquired from the Predecessor ETF as of the close of business on September 15, 2023. Shares of HYSA were listed on the NYSE Arca, Inc. on September 18, 2023. Prior to September 16, 2023, the Predecessor ETF was advised by a different investment adviser, had a different investment objective and policies and was a passively-managed fund that sought to track the performance of the Markit iBoxx USD Liquid Leveraged Loan Index.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

HYSA

BondBloxx USD High Yield Bond Sector Rotation ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$28,171,777
# of Portfolio Holdings	8
Total Advisory Fees Paid During Reporting Period	$-
Portfolio Turnover Rate	25%
Expense Ratio (excluding affiliated acquired fund fees and expenses)	0.20%
Shares Outstanding	1,860,000
Fund Launch Date	9/16/2023
Exchange	NYSE Arca, Inc.
CUSIP	09789C770

Top 10 Holdings  (% of Net Assets)Footnote Reference*

BondBloxx USD High Yield Bond Industrial Sector ETF	24.11%
BondBloxx USD High Yield Bond Telecom Media & Technology Sector ETF	20.31%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	14.02%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	12.64%
BondBloxx USD High Yield Bond Energy Sector ETF	10.04%
BondBloxx USD High Yield Bond Healthcare Sector ETF	9.91%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	8.91%
JP Morgan Chase, New York 4.18% 11/01/2024	0.13%
Footnote	Description
Footnote*	Subject to change

HYSA

BondBloxx USD High Yield Bond Sector Rotation ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX HYSA 1024

 XBB

BondBloxx BB Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx BB Rated USD High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BB (or its equivalent) fixed rate U.S. dollar-denominated, high yield corporate bonds.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BB Rated USD High Yield Corporate Bond ETF	$21	0.20%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 14.26%, generally in line with its benchmark, the ICE BofA BB US Cash Pay High Yield Constrained Index, which returned 14.45%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance.

The strongest performing industry sectors in the Fund included banking and financial services, telecommunications, and media while lagging sectors included capital goods, energy, and leisure.

Growth Of $10,000 USD Since Inception

BondBloxx BB Rated USD High Yield Corporate Bond ETF - $11,674
Bloomberg US Aggregate Bond Index - $10,262
ICE BofA BB US Cash Pay High Yield Constrained Index - $11,736
$12,000
$10,000
$8,000
$11,736
$11,674
$10,262
05/24/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx BB Rated USD High Yield Corporate Bond ETF	Bloomberg US Aggregate Bond Index	ICE BofA BB US Cash Pay High Yield Constrained Index
05/24/2022	$10,000	$10,000	$10,000
10/31/2022	$9,793	$9,250	$9,786
10/31/2023	$10,217	$9,283	$10,254
10/31/2024	$11,674	$10,262	$11,736

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	14.26%	6.56%
Bloomberg US Aggregate Bond Index	10.55%	1.07%
ICE BofA BB US Cash Pay High Yield Constrained Index	14.45%	6.79%
Footnote	Description
Footnote(1)	The Fund commenced operations on May 24, 2022. Shares of XBB were listed on the NYSE Arca, Inc. on May 26, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

 XBB

BondBloxx BB Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$60,673,309
# of Portfolio Holdings	945
Total Advisory Fees Paid During Reporting Period	$112,703
Portfolio Turnover Rate	39%
Expense Ratio	0.20%
Shares Outstanding	1,500,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C705

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 4.18% 11/01/2024	1.56%
Medline Borrower LP 3.88% 04/01/2029	0.59%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 08/15/2027	0.52%
Venture Global LNG, Inc. 9.50% 02/01/2029	0.48%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.41%
Intelsat Jackson Holdings SA 6.50% 03/15/2030	0.40%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.39%
TransDigm, Inc. 6.38% 03/01/2029	0.39%
DaVita, Inc. 4.63% 06/01/2030	0.38%
Carnival Corp. 5.75% 03/01/2027	0.37%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.2%
B	6.7%
BB	87.8%
BBB	3.3%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.2%
Defaulted	0.3%
10+ Years	5.1%
7-10 Years	14.5%
5-7 Years	25.9%
3-5 Years	35.4%
2-3 Years	10.3%
0-2 Years	6.3%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sector Breakdown (%)

Consumer Cyclical	20.2%
Consumer Non-cyclical	14.2%
Energy	13.5%
Financial	13.1%
Industrial	11.7%
Communications	11.4%
Basic Materials	5.4%
Utilities	4.7%
Technology	3.4%
Diversified	0.2%
Cash and Equivalents	2.2%

 XBB

BondBloxx BB Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX  XBB 1024

 XB

BondBloxx B Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx B Rated USD High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of B (or its equivalent) fixed rate U.S. dollar-denominated, high yield corporate bonds.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx B Rated USD High Yield Corporate Bond ETF	$32	0.30%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 14.98%, generally in line with its benchmark, the ICE BofA Single-B US Cash Pay High Yield Constrained Index, which returned 15.40%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance.

The strongest performing industry sectors in the Fund included healthcare, transportation, and retail, while lagging sectors included media, telecommunications, and energy.

Growth Of $10,000 USD Since Inception

BondBloxx B Rated USD High Yield Corporate Bond ETF - $11,937
Bloomberg US Aggregate Bond Index - $10,262
ICE BofA Single-B US Cash Pay High Yield Constrained Index - $12,103
$14,000
$12,000
$10,000
$8,000
$12,103
$11,937
$10,262
05/24/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx B Rated USD High Yield Corporate Bond ETF	Bloomberg US Aggregate Bond Index	ICE BofA Single-B US Cash Pay High Yield Constrained Index
05/24/2022	$10,000	$10,000	$10,000
10/31/2022	$9,855	$9,250	$9,862
10/31/2023	$10,382	$9,283	$10,488
10/31/2024	$11,937	$10,262	$12,103

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	14.98%	7.54%
Bloomberg US Aggregate Bond Index	10.55%	1.07%
ICE BofA Single-B US Cash Pay High Yield Constrained Index	15.40%	8.15%
Footnote	Description
Footnote(1)	The Fund commenced operations on May 24, 2022. Shares of XB were listed on the NYSE Arca, Inc. on May 26, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

 XB

BondBloxx B Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$17,829,725
# of Portfolio Holdings	639
Total Advisory Fees Paid During Reporting Period	$43,879
Portfolio Turnover Rate	55%
Expense Ratio	0.30%
Shares Outstanding	450,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C804

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 4.18% 11/01/2024	1.49%
Cloud Software Group, Inc. 6.50% 03/31/2029	0.88%
HUB International Ltd. 7.25% 06/15/2030	0.75%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50% 02/15/2028	0.75%
Panther Escrow Issuer LLC 7.13% 06/01/2031	0.69%
TransDigm, Inc. 5.50% 11/15/2027	0.64%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2027	0.63%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	0.58%
UKG, Inc. 6.88% 02/01/2031	0.57%
Tenet Healthcare Corp. 6.13% 10/01/2028	0.56%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.1%
Not Rated	0.2%
CCC	1.1%
B	85.0%
BB	11.6%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.1%
Defaulted	0.3%
10+ Years	0.3%
7-10 Years	7.7%
5-7 Years	25.0%
3-5 Years	46.0%
2-3 Years	12.7%
0-2 Years	5.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sector Breakdown (%)

Consumer Non-cyclical	20.1%
Consumer Cyclical	19.6%
Financial	11.9%
Communications	11.4%
Industrial	11.1%
Energy	10.7%
Basic Materials	5.7%
Technology	5.5%
Utilities	1.9%
Cash and Equivalents	2.1%

 XB

BondBloxx B Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX  XB 1024

 XCCC

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx CCC Rated USD High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of CCC (or its equivalent) fixed-rate U.S. dollar-denominated, high yield corporate bonds.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	$45	0.40%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024,the Fund generated a total return of 23.14%, compared to its benchmark, the ICE CCC US Cash Pay High Yield Constrained Index, which returned 23.97%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Resilient economic growth, strong corporate earnings, and healthy capital markets helped to drive investor confidence and positive performance. For CCC-rated securities in particular, yield premiums compared to similar-duration US Treasuries declined by over 300 basis points during the fiscal year.

The strongest performing industry sectors in the Fund included healthcare, services, and telecommunications, while lagging sectors included retail, energy, and automotive.

Growth Of $10,000 USD Since Inception

BondBloxx CCC Rated USD High Yield Corporate Bond ETF - $12,915
Bloomberg US Aggregate Bond Index - $10,262
ICE CCC US Cash Pay High Yield Constrained Index - $13,138
$14,000
$12,000
$10,000
$8,000
$13,138
$12,915
$10,262
05/24/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	Bloomberg US Aggregate Bond Index	ICE CCC US Cash Pay High Yield Constrained Index
05/24/2022	$10,000	$10,000	$10,000
10/31/2022	$9,741	$9,250	$9,762
10/31/2023	$10,488	$9,283	$10,598
10/31/2024	$12,915	$10,262	$13,138

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	23.14%	11.07%
Bloomberg US Aggregate Bond Index	10.55%	1.07%
ICE CCC US Cash Pay High Yield Constrained Index	23.97%	11.85%
Footnote	Description
Footnote(1)	The Fund commenced operations on May 24, 2022. Shares of XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

 XCCC

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$104,503,669
# of Portfolio Holdings	223
Total Advisory Fees Paid During Reporting Period	$215,565
Portfolio Turnover Rate	49%
Expense Ratio	0.40%
Shares Outstanding	2,650,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C887

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Cloud Software Group, Inc. 9.00% 09/30/2029	1.95%
AthenaHealth Group, Inc. 6.50% 02/15/2030	1.91%
McAfee Corp. 7.38% 02/15/2030	1.68%
HUB International Ltd. 7.38% 01/31/2032	1.53%
JP Morgan Chase, New York 4.18% 11/01/2024	1.46%
Mauser Packaging Solutions Holding Co. 9.25% 04/15/2027	1.19%
CommScope LLC 6.00% 03/01/2026	1.15%
Altice Financing SA 5.75% 08/15/2029	1.10%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc. 6.75% 10/15/2027	1.05%
FXI Holdings, Inc. 12.25% 11/15/2026	1.03%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	3.0%
Not Rated	0.0%Footnote Reference**
C	1.1%
CC	0.7%
CCC	76.8%
B	18.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.
Footnote**	Percentage is less than 0.05%.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	3.0%
10+ Years	0.7%
7-10 Years	7.7%
5-7 Years	16.3%
3-5 Years	51.7%
2-3 Years	11.4%
0-2 Years	9.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sector Breakdown (%)

Communications	22.1%
Financial	15.2%
Industrial	14.6%
Consumer Non-cyclical	14.2%
Consumer Cyclical	12.9%
Technology	8.3%
Basic Materials	5.5%
Energy	4.2%
Cash and Equivalents	3.0%

 XCCC

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX  XCCC 1024

BBBS

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx BBB Rated 1-5 Year Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to one year and less than five years.

This annual shareholder report contains important information about the Fund for the period from January 23, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	$15	0.19%

How Did The Fund Perform Last Year?

For the period from inception (January 23, 2024) to October 31, 2024, the Fund generated a total return of 4.47%, generally in line with its benchmark, the Bloomberg US Corporate BBB 1-5 Year Index, which returned 4.71%.

The Fund’s performance during the period primarily reflected income from coupon payments (“income return”), complemented by price gains that were driven by a combination of declining Treasury yields and decreasing yield premiums. Treasury yields were driven by shifting market expectations for Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020. Declining yield premiums were driven by resilient economic conditions, healthy corporate earnings, and strong market demand for fixed-income assets.

The strongest performing industry sectors in the Fund included banking, financial services, and real estate, while lagging sectors included retail, healthcare, and transportation.

Growth Of $10,000 USD Since Inception

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF - $10,447
Bloomberg US Aggregate Bond Index - $10,328
Bloomberg US Corporate BBB 1-5 Year Index - $10,471
$12,000
$10,000
$10,471
$10,447
$10,328
01/23/2024
10/31/2024

	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate BBB 1-5 Year Index
01/23/2024	$10,000	$10,000	$10,000
10/31/2024	$10,447	$10,328	$10,471

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	Since InceptionFootnote Reference(1)
Net Asset Value	4.47%
Bloomberg US Aggregate Bond Index	3.28%
Bloomberg US Corporate BBB 1-5 Year Index	4.71%
Footnote	Description
Footnote(1)	The Fund commenced operations on January 23, 2024. Shares of BBBS were listed on the NYSE Arca, Inc. on January 25, 2024.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

BBBS

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$63,519,558
# of Portfolio Holdings	1,138
Total Advisory Fees Paid During Reporting Period	$44,090
Portfolio Turnover Rate	21%
Expense Ratio	0.19%
Shares Outstanding	1,250,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C754

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Boeing Co. 2.20% 02/04/2026	0.48%
CVS Health Corp. 4.30% 03/25/2028	0.47%
T-Mobile USA, Inc. 3.75% 04/15/2027	0.38%
Amgen, Inc. 5.15% 03/02/2028	0.35%
Citigroup, Inc. 4.45% 09/29/2027	0.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45% 10/29/2026	0.34%
Warnermedia Holdings, Inc. 3.76% 03/15/2027	0.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00% 10/29/2028	0.32%
Verizon Communications, Inc. 4.33% 09/21/2028	0.32%
Cigna Group 4.38% 10/15/2028	0.32%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
BB	1.4%
BBB	93.6%
A	3.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
10+ Years	1.3%
7-10 Years	0.3%
5-7 Years	2.1%
3-5 Years	48.1%
2-3 Years	23.2%
0-2 Years	23.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sector Breakdown (%)

Financial	26.3%
Consumer Non-cyclical	17.5%
Consumer Cyclical	10.9%
Technology	8.8%
Communications	8.4%
Industrial	8.4%
Utilities	8.0%
Energy	7.5%
Basic Materials	2.6%
Cash and Equivalents	1.6%

BBBS

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX BBBS 1024

BBBI

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx BBB Rated 5-10 Year Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to five years and less than ten years.

This annual shareholder report contains important information about the Fund for the period from January 23, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	$15	0.19%

How Did The Fund Perform Last Year?

For the period from inception (January 23, 2024) to October 31, 2024, the Fund generated a total return of 4.96%, generally in line with its benchmark, the Bloomberg US Corporate BBB 5-10 Year Index, which returned 5.11%.

The Fund’s performance during the period primarily reflected income from coupon payments (“income return”), complemented by price gains that were driven by a combination of declining Treasury yields and decreasing yield premiums. Treasury yields were driven by shifting market expectations for Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020. Declining yield premiums were driven by resilient economic conditions, healthy corporate earnings, and strong market demand for fixed-income assets.

The strongest performing industry sectors in the Fund included banking, financial services, and real estate, while lagging sectors included media, healthcare, and retail.

Growth Of $10,000 USD Since Inception

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF - $10,496
Bloomberg US Aggregate Bond Index - $10,328
Bloomberg US Corporate BBB 5-10 Year Index - $10,511
$12,000
$10,000
$10,511
$10,496
$10,328
01/23/2024
10/31/2024

	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate BBB 5-10 Year Index
01/23/2024	$10,000	$10,000	$10,000
10/31/2024	$10,496	$10,328	$10,511

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	Since InceptionFootnote Reference(1)
Net Asset Value	4.96%
Bloomberg US Aggregate Bond Index	3.28%
Bloomberg US Corporate BBB 5-10 Year Index	5.11%
Footnote	Description
Footnote(1)	The Fund commenced operations on January 23, 2024. Shares of BBBI were listed on the NYSE Arca, Inc. on January 25, 2024.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

BBBI

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$7,616,482
# of Portfolio Holdings	828
Total Advisory Fees Paid During Reporting Period	$7,747
Portfolio Turnover Rate	27%
Expense Ratio	0.19%
Shares Outstanding	150,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C747

Top 10 Holdings  (% of Net Assets)Footnote Reference*

T-Mobile USA, Inc. 3.88% 04/15/2030	0.69%
Warnermedia Holdings, Inc. 4.28% 03/15/2032	0.58%
Boeing Co. 5.15% 05/01/2030	0.52%
Citibank, New York 4.18% 11/01/2024	0.47%
Amgen, Inc. 5.25% 03/02/2033	0.46%
British Telecommunications PLC 9.63% 12/15/2030	0.40%
Deutsche Telekom International Finance BV 8.75% 06/15/2030	0.39%
Verizon Communications, Inc. 2.36% 03/15/2032	0.38%
Verizon Communications, Inc. 4.02% 12/03/2029	0.38%
Centene Corp. 4.63% 12/15/2029	0.38%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
BB	1.2%
BBB	94.3%
A	2.9%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
10+ Years	4.6%
7-10 Years	51.9%
5-7 Years	41.8%
3-5 Years	0.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sector Breakdown (%)

Financial	23.2%
Consumer Non-cyclical	17.1%
Communications	10.7%
Technology	10.0%
Energy	9.7%
Industrial	8.9%
Consumer Cyclical	8.3%
Utilities	7.5%
Basic Materials	3.0%
Cash and Equivalents	1.6%

BBBI

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX BBBI 1024

BBBL

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx BBB Rated 10+ Year Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to ten years.

This annual shareholder report contains important information about the Fund for the period from January 23, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	$15	0.19%

How Did The Fund Perform Last Year?

For the period from inception (January 23, 2024) to October 31, 2024, the Fund generated a total return of 3.37%, generally in line with its benchmark, the Bloomberg US Corporate BBB 10+ Year Index, which returned 3.58%.

The Fund’s performance largely reflected income from coupon payments (“income return”) while prices fell slightly during the period. Prices of Treasury and Corporate securities with long-term maturities were negatively impacted during parts of the reporting period by perceptions that the Federal Reserve would need to keep policy rates higher than previously anticipated to combat inflation. Yield premiums were stable during the period, driven by resilient economic conditions, healthy corporate earnings, and strong market demand for fixed income assets.

The strongest performing industry sectors in the fund included banking, consumer goods, and utilities, while lagging sectors included retail, media, and transportation.

Growth Of $10,000 USD Since Inception

BondBloxx BBB Rated 10+ Year Corporate Bond ETF - $10,337
Bloomberg US Aggregate Bond Index - $10,328
Bloomberg US Corporate BBB 10+ Year Index - $10,358
$12,000
$10,000
$10,358
$10,337
$10,328
01/23/2024
10/31/2024

	BondBloxx BBB Rated 10+ Year Corporate Bond ETF	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate BBB 10+ Year Index
01/23/2024	$10,000	$10,000	$10,000
10/31/2024	$10,337	$10,328	$10,358

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	Since InceptionFootnote Reference(1)
Net Asset Value	3.37%
Bloomberg US Aggregate Bond Index	3.28%
Bloomberg US Corporate BBB 10+ Year Index	3.58%
Footnote	Description
Footnote(1)	The Fund commenced operations on January 23, 2024. Shares of BBBL were listed on the NYSE Arca, Inc. on January 25, 2024.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

BBBL

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$7,404,958
# of Portfolio Holdings	805
Total Advisory Fees Paid During Reporting Period	$8,512
Portfolio Turnover Rate	25%
Expense Ratio	0.19%
Shares Outstanding	150,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C762

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 4.18% 11/01/2024	0.74%
Goldman Sachs Group, Inc. 6.75% 10/01/2037	0.74%
CVS Health Corp. 5.05% 03/25/2048	0.70%
Warnermedia Holdings, Inc. 5.14% 03/15/2052	0.61%
AT&T, Inc. 3.55% 09/15/2055	0.61%
Boeing Co. 5.81% 05/01/2050	0.57%
Boeing Co. 5.93% 05/01/2060	0.57%
AT&T, Inc. 3.50% 09/15/2053	0.56%
AT&T, Inc. 3.80% 12/01/2057	0.48%
Amgen, Inc. 5.65% 03/02/2053	0.48%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.0%
BB	0.9%
BBB	92.7%
A	4.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.0%
10+ Years	98.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Sector Breakdown (%)

Consumer Non-cyclical	21.6%
Communications	19.0%
Energy	13.2%
Financial	9.4%
Industrial	9.0%
Technology	8.9%
Utilities	6.1%
Consumer Cyclical	5.8%
Basic Materials	5.0%
Cash and Equivalents	2.0%

BBBL

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX BBBL 1024

XEMD

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Cboe BZX Exchange, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated emerging market bonds with an average life of below 10 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	$31	0.29%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 16.21%, generally in line with its benchmark, the JP Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index, which returned 16.66%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. These factors were influenced by positive economic and monetary conditions in the United States and abroad, including expectations of looser monetary policy combined with resilient economic growth.

Signs of moderating inflation enabled monetary easing in many emerging markets, while resilient US economic growth supported exports from many emerging markets countries, aiding in their ability to service external debts. Additionally, attractive valuations and yield premiums made emerging markets debt more appealing to investors compared to other fixed-income assets during the period.

Growth Of $10,000 USD Since Inception

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF - $12,132
Bloomberg Global-Aggregate Total Return Index Value Hedged USD - $10,867
J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index - $12,248
$14,000
$12,000
$10,000
$8,000
$12,248
$12,132
$10,867
06/28/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index
06/28/2022	$10,000	$10,000	$10,000
10/31/2022	$9,622	$9,719	$9,635
10/31/2023	$10,440	$9,886	$10,499
10/31/2024	$12,132	$10,867	$12,248

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	16.21%	8.60%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	9.92%	3.61%
J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index	16.66%	9.05%
Footnote	Description
Footnote(1)	The Fund commenced operations on June 28, 2022. Shares of XEMD were listed on the Cboe BZX, Inc. on June 30, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XEMD

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Cboe BZX Exchange, Inc.

Key Fund Statistics

Total Net Assets	$254,856,330
# of Portfolio Holdings	413
Total Advisory Fees Paid During Reporting Period	$632,132
Portfolio Turnover Rate	22%
Expense Ratio	0.29%
Shares Outstanding	6,050,000
Fund Launch Date	6/28/2022
Exchange	Cboe BZX Exchange, Inc.
CUSIP	09789C879

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Argentine Republic Government International Bond 4.13% 07/09/2035	1.28%
Kuwait International Government Bond 3.50% 03/20/2027	1.18%
Argentine Republic Government International Bond 0.75% 07/09/2030	1.12%
Ecuador Government International Bond 5.50% 07/31/2035	1.08%
Argentine Republic Government International Bond 5.00% 01/09/2038	0.77%
Ghana Government International Bond 5.00% 07/03/2035	0.75%
Republic of Poland Government International Bond 5.13% 09/18/2034	0.67%
Kazakhstan Government International Bond 5.13% 07/21/2025	0.65%
Ghana Government International Bond 5.00% 07/03/2029	0.64%
Argentine Republic Government International Bond 3.50% 07/09/2041	0.61%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
Not Rated	0.8%
C	0.3%
CC	1.3%
CCC	8.5%
B	19.4%
BB	18.5%
BBB	26.1%
A	17.2%
AA	6.1%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
Defaulted	0.7%
10+ Years	4.5%
7-10 Years	26.4%
5-7 Years	20.9%
3-5 Years	23.8%
2-3 Years	9.4%
0-2 Years	12.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Top 10 CountriesFootnote Reference* (% of Net Assets)

Saudi Arabia	6.3%
Turkey	5.7%
Mexico	4.1%
United Arab Emirates	4.0%
Argentina	4.0%
Poland	3.7%
Oman	3.7%
Bahrain	3.7%
Brazil	3.5%
Indonesia	3.5%
Footnote	Description
Footnote*	Subject to change

XEMD

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Cboe BZX Exchange, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Investments in debt securities issued by governments involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations. Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. There could be additional impacts on the value of the Fund as a result of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XEMD 1024

XHLF

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx Bloomberg Six Month Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 1 and 12 months.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	$3	0.03%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024,the Fund generated a total return of 5.41%, generally in line with its benchmark, the Bloomberg US Treasury Six Month Duration Index, which returned 5.46%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), with contribution from price gains as Treasury yields declined in the second half of the fiscal year. Given the Fund’s focus on the short end of the US Treasury yield curve, the Fund benefited from an inverted yield curve as the Federal Reserve kept policy rates elevated during the period in its effort to combat inflation.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF - $11,040
Bloomberg US Treasury Index - $10,397
Bloomberg US Treasury Six Month Duration Index - $11,048
$12,000
$10,000
$8,000
$11,048
$11,040
$10,397
09/13/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Six Month Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$10,018	$9,651	$10,016
10/31/2023	$10,474	$9,590	$10,477
10/31/2024	$11,040	$10,397	$11,048

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	5.41%	4.75%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Six Month Duration Index	5.46%	4.79%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XHLF were listed on the NYSE Arca, Inc. on September 15, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XHLF

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$899,942,800
# of Portfolio Holdings	26
Total Advisory Fees Paid During Reporting Period	$327,014
Portfolio Turnover Rate	-%
Expense Ratio	0.03%
Shares Outstanding	17,870,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C788

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Bill ZCP 06/12/2025	9.14%
U.S. Treasury Bill ZCP 07/10/2025	9.11%
U.S. Treasury Bill ZCP 08/07/2025	9.08%
U.S. Treasury Bill ZCP 05/15/2025	9.07%
U.S. Treasury Bill ZCP 09/04/2025	8.93%
U.S. Treasury Bill ZCP 04/17/2025	7.06%
Sumitomo Mitsui Trust Bank, London 4.18% 11/01/2024	6.16%
U.S. Treasury Bill ZCP 01/23/2025	5.59%
U.S. Treasury Bill ZCP 12/26/2024	5.57%
U.S. Treasury Bill ZCP 10/30/2025	4.90%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	0.6%
AA	99.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	0.6%
0-2 Years	99.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHLF

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHLF 1024

XONE

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx Bloomberg One Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 6 and 18 months.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$3	0.03%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 5.52%, generally in line with its benchmark, the Bloomberg US Treasury One Year Duration Index, which returned 5.56%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), with contribution from price gains as Treasury yields declined in the second half of the fiscal year. Given the Fund’s focus on the short end of the US Treasury yield curve, the Fund benefited from an inverted yield curve as the Federal Reserve kept policy rates elevated during the period in its effort to combat inflation.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg One Year Target Duration US Treasury ETF - $10,953
Bloomberg US Treasury Index - $10,397
Bloomberg US Treasury One Year Duration Index - $10,965
$12,000
$10,000
$8,000
$10,965
$10,953
$10,397
09/13/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury One Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,980	$9,651	$9,983
10/31/2023	$10,380	$9,590	$10,387
10/31/2024	$10,953	$10,397	$10,965

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	5.52%	4.36%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury One Year Duration Index	5.56%	4.42%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XONE were listed on the NYSE Arca, Inc. on September 15, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XONE

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$533,244,686
# of Portfolio Holdings	59
Total Advisory Fees Paid During Reporting Period	$146,987
Portfolio Turnover Rate	66%
Expense Ratio	0.03%
Shares Outstanding	10,720,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C861

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 2.00% 08/15/2025	2.67%
U.S. Treasury Note 2.13% 05/15/2025	2.61%
U.S. Treasury Note 4.25% 01/31/2026	2.53%
U.S. Treasury Note 4.88% 04/30/2026	2.50%
U.S. Treasury Note 4.50% 03/31/2026	2.48%
U.S. Treasury Note 4.63% 02/28/2026	2.46%
U.S. Treasury Note 5.00% 09/30/2025	2.46%
U.S. Treasury Note 0.25% 09/30/2025	2.43%
U.S. Treasury Note 5.00% 08/31/2025	2.40%
U.S. Treasury Note 4.88% 05/31/2026	2.39%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.2%
AA	98.8%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.2%
0-2 Years	98.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XONE

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XONE 1024

XTWO

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx Bloomberg Two Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 1 and 3 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	$5	0.05%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 5.79%, generally in line with its benchmark, the Bloomberg US Treasury Two Year Duration Index, which returned 5.85%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price gains as Treasury yields declined in the second half of the fiscal year. This yield decline was driven by shifting market expectations for Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF - $10,773
Bloomberg US Treasury Index - $10,397
Bloomberg US Treasury Two Year Duration Index - $10,788
$12,000
$10,000
$8,000
$10,788
$10,773
$10,397
09/13/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Two Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,910	$9,651	$9,913
10/31/2023	$10,184	$9,590	$10,192
10/31/2024	$10,773	$10,397	$10,788

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	5.79%	3.56%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Two Year Duration Index	5.85%	3.62%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XTWO were listed on the NYSE Arca, Inc. on September 15, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XTWO

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$150,528,829
# of Portfolio Holdings	93
Total Advisory Fees Paid During Reporting Period	$57,663
Portfolio Turnover Rate	66%
Expense Ratio	0.05%
Shares Outstanding	3,050,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C853

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 1.50% 01/31/2027	1.97%
U.S. Treasury Note 1.25% 11/30/2026	1.66%
U.S. Treasury Note 4.25% 03/15/2027	1.64%
U.S. Treasury Note 4.50% 04/15/2027	1.60%
U.S. Treasury Note 0.75% 04/30/2026	1.60%
U.S. Treasury Note 4.13% 02/15/2027	1.58%
U.S. Treasury Note 2.38% 05/15/2027	1.58%
U.S. Treasury Note 0.75% 08/31/2026	1.56%
U.S. Treasury Note 3.75% 08/15/2027	1.56%
U.S. Treasury Note 3.38% 09/15/2027	1.54%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
AA	98.9%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
3-5 Years	4.8%
2-3 Years	49.0%
0-2 Years	45.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XTWO

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTWO 1024

XTRE

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx Bloomberg Three Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 2 and 4 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	$5	0.05%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 6.30%, generally in line with its benchmark, the Bloomberg US Treasury Three Year Duration Index, which returned 6.38%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price gains as Treasury yields declined in the second half of the fiscal year. This yield decline was driven by shifting market expectations for Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF - $10,705
Bloomberg US Treasury Index - $10,397
Bloomberg US Treasury Three Year Duration Index - $10,715
$12,000
$10,000
$8,000
$10,715
$10,705
$10,397
09/13/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Three Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,856	$9,651	$9,855
10/31/2023	$10,070	$9,590	$10,073
10/31/2024	$10,705	$10,397	$10,715

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.30%	3.25%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Three Year Duration Index	6.38%	3.29%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XTRE were listed on the NYSE Arca, Inc. on September 15, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XTRE

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$100,725,734
# of Portfolio Holdings	75
Total Advisory Fees Paid During Reporting Period	$26,600
Portfolio Turnover Rate	72%
Expense Ratio	0.05%
Shares Outstanding	2,050,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C846

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 1.50% 01/31/2027	2.76%
U.S. Treasury Note 1.25% 06/30/2028	1.89%
U.S. Treasury Note 4.13% 03/31/2029	1.88%
U.S. Treasury Note 4.25% 02/28/2029	1.84%
U.S. Treasury Note 1.25% 12/31/2026	1.84%
U.S. Treasury Note 2.88% 08/15/2028	1.80%
U.S. Treasury Note 1.00% 07/31/2028	1.79%
U.S. Treasury Note 1.25% 09/30/2028	1.75%
U.S. Treasury Note 1.25% 04/30/2028	1.75%
U.S. Treasury Note 4.88% 10/31/2028	1.75%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.3%
AA	98.7%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.3%
3-5 Years	56.3%
2-3 Years	42.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XTRE

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTRE 1024

XFIV

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx Bloomberg Five Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 4 and 6 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	$5	0.05%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 7.88%, generally in line with its benchmark, the Bloomberg US Treasury Five Year Duration Index, which returned 7.94%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains as Treasury yields declined in the second half of the fiscal year. This yield decline was driven by shifting market expectations for Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF - $10,540
Bloomberg US Treasury Index - $10,397
Bloomberg US Treasury Five Year Duration Index - $10,549
$12,000
$10,000
$8,000
$10,549
$10,540
$10,397
09/13/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Five Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,725	$9,651	$9,725
10/31/2023	$9,770	$9,590	$9,773
10/31/2024	$10,540	$10,397	$10,549

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	7.88%	2.50%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Five Year Duration Index	7.94%	2.54%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XFIV were listed on the NYSE Arca, Inc. on September 15, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XFIV

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$122,003,709
# of Portfolio Holdings	51
Total Advisory Fees Paid During Reporting Period	$39,253
Portfolio Turnover Rate	95%
Expense Ratio	0.05%
Shares Outstanding	2,510,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C838

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 0.88% 11/15/2030	5.33%
U.S. Treasury Note 0.63% 08/15/2030	4.94%
U.S. Treasury Note 1.13% 02/15/2031	4.78%
U.S. Treasury Note 0.63% 05/15/2030	4.08%
U.S. Treasury Note 4.63% 04/30/2031	2.91%
U.S. Treasury Note 4.63% 05/31/2031	2.86%
U.S. Treasury Note 4.13% 03/31/2031	2.75%
U.S. Treasury Note 4.13% 07/31/2031	2.71%
U.S. Treasury Note 4.25% 06/30/2029	2.62%
U.S. Treasury Note 4.25% 06/30/2031	2.58%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
AA	98.9%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
5-7 Years	66.5%
3-5 Years	32.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XFIV

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XFIV 1024

XSVN

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 5 and 9 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024.You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	$5	0.05%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 9.15%, generally in line with its benchmark, the Bloomberg US Treasury Seven Year Duration Index, which returned 9.21%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains as Treasury yields declined in the second half of the fiscal year. This yield decline was driven by shifting market expectations for prices and  Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF - $10,273
Bloomberg US Treasury Index - $10,397
Bloomberg US Treasury Seven Year Duration Index - $10,288
$12,000
$10,000
$8,000
$10,397
$10,288
$10,273
09/13/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Seven Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,608	$9,651	$9,612
10/31/2023	$9,412	$9,590	$9,421
10/31/2024	$10,273	$10,397	$10,288

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	9.15%	1.27%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Seven Year Duration Index	9.21%	1.34%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XSVN were listed on the NYSE Arca, Inc. on September 15, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XSVN

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$109,831,219
# of Portfolio Holdings	36
Total Advisory Fees Paid During Reporting Period	$57,999
Portfolio Turnover Rate	71%
Expense Ratio	0.05%
Shares Outstanding	2,320,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C820

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.38% 05/15/2034	10.63%
U.S. Treasury Note 4.00% 02/15/2034	10.44%
U.S. Treasury Note 3.88% 08/15/2034	10.33%
U.S. Treasury Note 4.50% 11/15/2033	10.32%
U.S. Treasury Note 3.88% 08/15/2033	9.36%
U.S. Treasury Note 3.50% 02/15/2033	8.15%
U.S. Treasury Note 3.38% 05/15/2033	7.86%
U.S. Treasury Note 2.75% 08/15/2032	2.15%
U.S. Treasury Note 1.25% 08/15/2031	2.02%
U.S. Treasury Note 1.13% 02/15/2031	1.96%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.5%
AA	98.5%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.5%
10+ Years	0.9%
7-10 Years	76.2%
5-7 Years	21.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XSVN

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XSVN 1024

XTEN

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 6 and 14 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	$8	0.075%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 11.91%, generally in line with its benchmark, the Bloomberg US Treasury Ten Year Duration Index, which returned 11.99%.

The Fund’s performance was primarily driven by price gains as Treasury yields declined in the second half of the fiscal year, supported by income from coupon payments (“income return”). The decline in yields reflected shifting market expectations for prices and  Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF - $10,056
Bloomberg US Treasury Index - $10,397
Bloomberg US Treasury Ten Year Duration Index - $10,066
$12,000
$10,000
$8,000
$10,397
$10,066
$10,056
09/13/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Ten Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,383	$9,651	$9,383
10/31/2023	$8,986	$9,590	$8,989
10/31/2024	$10,056	$10,397	$10,066

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	11.91%	0.26%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Ten Year Duration Index	11.99%	0.31%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XTEN were listed on the NYSE Arca, Inc. on September 15, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XTEN

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$236,043,777
# of Portfolio Holdings	60
Total Advisory Fees Paid During Reporting Period	$119,832
Portfolio Turnover Rate	40%
Expense Ratio	0.075%
Shares Outstanding	5,100,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C812

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.38% 05/15/2034	3.78%
U.S. Treasury Note 4.00% 02/15/2034	3.70%
U.S. Treasury Note 4.50% 11/15/2033	3.65%
U.S. Treasury Note 3.88% 08/15/2033	3.49%
U.S. Treasury Note 4.13% 11/15/2032	3.48%
U.S. Treasury Note 1.63% 05/15/2031	3.43%
U.S. Treasury Note 1.25% 08/15/2031	3.36%
U.S. Treasury Note 2.75% 08/15/2032	3.35%
U.S. Treasury Note 1.38% 11/15/2031	3.34%
U.S. Treasury Note 3.50% 02/15/2033	3.34%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
AA	98.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
10+ Years	51.4%
7-10 Years	40.1%
5-7 Years	6.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XTEN

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTEN 1024

XTWY

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration of 20 years.

This annual shareholder report contains important information about the Fund for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	$14	0.125%

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2024, the Fund generated a total return of 17.56%, generally in line with its benchmark, the Bloomberg US Treasury Twenty Year Duration Index, which returned 17.75%.

The Fund’s performance was primarily driven by price gains as Treasury yields declined in the second half of the fiscal year, supported by income from coupon payments (“income return”). Declining yields in the long-duration part of the curve reflected shifting market expectations for prices and Federal Reserve policy as inflation and employment data showed consistent moderation. In September 2024, the Federal Reserve reduced its benchmark interest rate by 50 basis points, marking the first rate cut since 2020.

Income for the fiscal year benefited from higher starting yields driven by the Federal Reserve’s 2022–2023 policy actions, which included raising the policy rate by 5.25% to combat inflation.

Growth Of $10,000 USD Since Inception

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF - $8,996
Bloomberg US Treasury Index - $10,397
Bloomberg US Treasury Twenty Year Duration Index - $9,039
$12,000
$10,000
$8,000
$6,000
$10,397
$9,039
$8,996
09/13/2022
10/31/2022
10/31/2023
10/31/2024

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Twenty Year Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$8,769	$9,651	$8,783
10/31/2023	$7,653	$9,590	$7,676
10/31/2024	$8,996	$10,397	$9,039

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	17.56%	(4.84)%
Bloomberg US Treasury Index	8.41%	1.84%
Bloomberg US Treasury Twenty Year Duration Index	17.75%	(4.63)%
Footnote	Description
Footnote(1)	The Fund commenced operations on September 13, 2022. Shares of XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

XTWY

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$52,012,310
# of Portfolio Holdings	50
Total Advisory Fees Paid During Reporting Period	$41,882
Portfolio Turnover Rate	151%
Expense Ratio	0.125%
Shares Outstanding	1,260,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C796

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Bond 4.25% 02/15/2054	5.23%
U.S. Treasury Bond 4.25% 08/15/2054	5.14%
U.S. Treasury Bond 4.13% 08/15/2053	4.37%
U.S. Treasury Bond 2.38% 05/15/2051	3.94%
U.S. Treasury Bond 3.63% 02/15/2053	3.93%
U.S. Treasury Bond 3.63% 05/15/2053	3.84%
U.S. Treasury Bond 2.00% 08/15/2051	3.56%
U.S. Treasury Bond 1.88% 02/15/2051	3.48%
U.S. Treasury Strip ZCP 05/15/2053	3.47%
U.S. Treasury Bond 2.88% 05/15/2052	3.41%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
AA	98.4%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
10+ Years	98.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XTWY

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTWY 1024

TAXX

BondBloxx IR+M Tax-Aware Short Duration ETF

NYSE Arca, Inc.

Annual Shareholder Report as of October 31, 2024

The BondBloxx IR+M Tax-Aware Short Duration ETF (the "Fund") seeks attractive after-tax income, consistent with preservation of capital.

This annual shareholder report contains important information about the Fund for the period from March 12, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Short Duration ETF	$22	0.35%

How Did The Fund Perform Last Year?

For the period from inception (March 12, 2024) to October 31, 2024, the Fund generated a total return of 2.75%, outperforming its benchmark, the Bloomberg Municipal 1-3 Year Index, which returned 1.99%.

The outperformance of the Fund relative to its benchmark was due to a combination of sector allocation and security selection. Within regulatory limits and internal guidelines, the Fund made tactical allocation decisions between Municipal bonds, Corporate Bonds, and Securitized products, capturing relative value opportunities which enhanced performance during the period. Similarly, the Fund made security-selection decisions that further supported positive performance.

Growth Of $10,000 USD Since Inception

BondBloxx IR+M Tax-Aware Short Duration ETF - $10,275
Bloomberg US Aggregate Bond Index - $10,277
Bloomberg Municipal 1-3 Year Index - $10,199
$12,000
$10,000
$10,277
$10,275
$10,199
03/12/2024
10/31/2024

	BondBloxx IR+M Tax-Aware Short Duration ETF	Bloomberg US Aggregate Bond Index	Bloomberg Municipal 1-3 Year Index
03/12/2024	$10,000	$10,000	$10,000
10/31/2024	$10,275	$10,277	$10,199

The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Average Annual Total Returns

Name	Since InceptionFootnote Reference(1)
Net Asset Value	2.75%
Bloomberg US Aggregate Bond Index	2.77%
Bloomberg Municipal 1-3 Year Index	1.99%
Footnote	Description
Footnote(1)	The Fund commenced operations on March 12, 2024. Shares of TAXX were listed on the NYSE Arca, Inc. on March 14, 2024.

The performance quoted represents past performance and does not guarantee future results. The investment return and principal will fluctuate. Investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. Returns less than one year are not annualized. Shares of the Fund are bought and sold at market price (not net asset value or "NAV") and are not individually redeemed from the Fund. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/ or, if residing outside of the United States, please call 800-896-5089 for more recent performance data.

TAXX

BondBloxx IR+M Tax-Aware Short Duration ETF

NYSE Arca, Inc.

Key Fund Statistics

Total Net Assets	$105,918,821
# of Portfolio Holdings	237
Total Advisory Fees Paid During Reporting Period	$143,453
Portfolio Turnover Rate	18%
Expense Ratio	0.35%
Shares Outstanding	2,100,000
Fund Launch Date	3/12/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C721

Top 10 Holdings  (% of Net Assets)Footnote Reference*

King County School District No. 411 Issaquah 4.00% 12/01/2031	1.69%
North Carolina Housing Finance Agency 3.20% 07/01/2056	1.19%
State of Illinois 5.00% 11/01/2026	1.17%
Michigan Finance Authority 5.00% 11/15/2025	1.16%
County of St Joseph IN 5.00% 04/01/2026	1.13%
Black Belt Energy Gas District 4.00% 10/01/2052	1.07%
North East Independent School District 3.75% 08/01/2049	1.06%
Sports & Exhibition Authority of Pittsburgh & Allegheny County 4.00% 02/01/2026	1.05%
JP Morgan Chase, New York 4.18% 11/01/2024	1.05%
New York City Transitional Finance Authority Future Tax Secured Revenue 4.00% 05/01/2031	1.05%
Footnote	Description
Footnote*	Subject to change

Credit Rating BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
Not Rated	0.5%
BB	6.6%
BBB	15.8%
A	26.8%
AA	26.4%
AAA	22.3%
Footnote	Description
Footnote*	Credit quality ratings on underlying securities of the Fund are received from S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings, Inc. ("Fitch") and converted to the equivalent S&P major rating category. This breakdown is provided by Bloomberg. Not rated securities do not necessarily indicate low quality. Below investment grade is represented by a rating of BB and below. Ratings and portfolio credit quality may change over time.

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
Defaulted	4.1%
10+ Years	25.4%
7-10 Years	9.2%
5-7 Years	6.1%
3-5 Years	15.4%
2-3 Years	15.1%
0-2 Years	23.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Asset Breakdown (% of Net Assets)

Value	Value
Municipal Bonds	64.2%
Corporate Bonds	18.1%
Collateralized Mortgage Obligations	8.3%
Asset-Backed Securities	7.8%
Cash and Equivalents	1.6%

TAXX

BondBloxx IR+M Tax-Aware Short Duration ETF

NYSE Arca, Inc.

Disclosures

Securities that are rated below investment-grade (sometimes referred to as “junk bonds”) may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default. The Fund’s income may decline if interest rates fall. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations.

Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. The Fund is classified as a ”non-diversified” fund under the Investment Company Act of 1940 (the "1940 Act"). The Fund may be susceptible to an increased risk of loss to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Exchange-traded fund ("ETF") shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. NAV Returns are calculated using the daily 4:00pm NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Distributed by Foreside Fund Services, LLC. BondBloxx is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX TAXX 1024

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code Of Ethics.

As of the period ended October 31, 2024, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the period covered by this report, there have been no changes to, amendments to or waivers from any provision of the code of ethics. The Registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-896-5089.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Stephen A. Messinger possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Messinger as the Registrant’s audit committee financial expert. Mr. Messinger is an “independent” Trustee for purposes of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations or liabilities greater than the duties, obligations and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or board of directors.

Item 4. Principal Accountant Fees And Services.

The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm (the “Auditor”), are for services rendered for each of the last two fiscal years ended October 31, 2024 and October 31, 2023, the Trust’s first two years of operation.

a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years ended October 31, 2024 and October 31, 2023, for professional services rendered by the Auditor for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with statutory and regulatory filings or engagements for each of the last two fiscal years, were $324,000 in 2024 and $270,000 in 2023.

b)	Audit Related Fees

The aggregate fees billed for each of the last two fiscal years ended October 31, 2024 and October 31, 2023, for assurance and related services rendered to the Registrant by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2024 and $0 in 2023.

c)	Tax Fees

The aggregate fees billed for each of the last two fiscal years ended October 31, 2024 and October 31, 2023, for professional services rendered to the Registrant by the Auditor for tax compliance, tax advice and tax planning were $84,000 in 2024 and $70,000 in 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

d)	All Other Fees

The aggregate fees billed for each of the last two fiscal years ended October 31, 2024 and October 31, 2023, for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2024 and $0 for 2023.

e)	(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall (a) oversee the scope of the Trust’s audit, the Trust’s accounting and financial reporting policies and practices and its internal controls, and enhance the quality and objectivity of the audit function; (b) approve, and recommend to the Board Members for ratification, the selection, appointment, retention or termination of the Trust’s independent auditors, as well as approving the compensation thereof; and (c) approve all audit and non-audit services provided to the Trust and certain other persons by such independent auditors.

(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2024 and 0% for 2023; Tax Fees were 100% for 2024 and 100% for 2023; and Other Fees were 0% for 2024 and 0% for 2023.

f)	Not applicable.

g)	The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant was $84,000 in 2024 and $70,000 in 2023.

h)	The Registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

i)	Not applicable.

j)	Not applicable.

Item 5. Audit Committee Of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All the Board’s independent Trustees, Stephen A. Messinger, Allan C. Eberhart, David A. Lonergan and H. Michael Williams, are members of the Audit Committee.

(b)	Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BondBloxxSM ETF Trust

Annual Report

Core Financial Statements

October 31, 2024

BondBloxx USD High Yield Bond Industrial Sector ETF | XHYI | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | XHYT | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Healthcare Sector ETF | XHYH | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Financial & REIT Sector ETF | XHYF | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Energy Sector ETF | XHYE | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | XHYC | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | XHYD | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Sector Rotation ETF | HYSA | NYSE Arca, Inc.

BondBloxx BB Rated USD High Yield Corporate Bond ETF | XBB | NYSE Arca, Inc.

BondBloxx B Rated USD High Yield Corporate Bond ETF | XB | NYSE Arca, Inc.

BondBloxx CCC Rated USD High Yield Corporate Bond ETF | XCCC | NYSE Arca, Inc.

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF | BBBS | NYSE Arca, Inc.

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF | BBBI | NYSE Arca, Inc.

BondBloxx BBB Rated 10+ Year Corporate Bond ETF | BBBL | NYSE Arca, Inc.

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | XEMD | Cboe BZX Exchange, Inc.

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF | XHLF | NYSE Arca, Inc.

BondBloxx Bloomberg One Year Target Duration US Treasury ETF | XONE | NYSE Arca, Inc.

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF | XTWO | NYSE Arca, Inc.

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF | XTRE | NYSE Arca, Inc.

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF | XFIV | NYSE Arca, Inc.

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF | XSVN | NYSE Arca, Inc.

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF | XTEN | NYSE Arca, Inc.

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF | XTWY | NYSE Arca, Inc.

BondBloxx IR+M Tax-Aware Short Duration ETF | TAXX | NYSE Arca, Inc.

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 0.9%
Neptune Bidco US, Inc.(1)	9.29	04/15/29	$688,000	$643,441
Summer BC Bidco B LLC(1)	5.50	10/31/26	103,000	101,581
				745,022
AEROSPACE/DEFENSE – 8.6%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	145,000	148,333
Bombardier, Inc.(1)	6.00	02/15/28	180,000	179,950
Bombardier, Inc.(1)	7.00	06/01/32	180,000	184,509
Bombardier, Inc.(1)	7.25	07/01/31	200,000	206,882
Bombardier, Inc.(1)	7.45	05/01/34	134,000	145,981
Bombardier, Inc.(1)	7.50	02/01/29	200,000	208,456
Bombardier, Inc.(1)	7.88	04/15/27	271,000	271,704
Bombardier, Inc.(1)	8.75	11/15/30	210,000	227,801
F-Brasile SpA/F-Brasile US LLC(1)	7.38	08/15/26	75,000	75,247
F-Brasile SpA/F-Brasile US LLC(1)	7.38	08/15/26	55,000	55,181
Moog, Inc.(1)	4.25	12/15/27	134,000	127,865
Spirit AeroSystems, Inc.	3.85	06/15/26	65,000	63,273
Spirit AeroSystems, Inc.	4.60	06/15/28	170,000	162,364
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	241,000	260,223
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	320,000	355,623
TransDigm, Inc.	4.63	01/15/29	319,000	303,234
TransDigm, Inc.	4.88	05/01/29	215,000	205,555
TransDigm, Inc.	5.50	11/15/27	697,000	691,450
TransDigm, Inc.(1)	6.00	01/15/33	390,000	386,862
TransDigm, Inc.(1)	6.38	03/01/29	705,000	716,484
TransDigm, Inc.(1)	6.63	03/01/32	575,000	585,453
TransDigm, Inc.(1)	6.75	08/15/28	540,000	552,264
TransDigm, Inc.(1)	6.88	12/15/30	355,000	364,217
TransDigm, Inc.(1)	7.13	12/01/31	265,000	274,546
Triumph Group, Inc.(1)	9.00	03/15/28	255,000	265,984
				7,019,441
AIRLINES – 5.1%
Air Canada(1)	3.88	08/15/26	322,000	311,759
Allegiant Travel Co.(1)	7.25	08/15/27	145,000	142,968
American Airlines, Inc.(1)	7.25	02/15/28	180,000	183,104
American Airlines, Inc.(1)	8.50	05/15/29	275,000	289,178
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	459,000	457,956
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	790,000	782,935
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	530,000	551,149
United Airlines, Inc.(1)	4.38	04/15/26	533,000	524,128
United Airlines, Inc.(1)	4.63	04/15/29	494,000	473,155
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	265,000	227,126
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	135,000	131,570
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	120,000	118,014
				4,193,042

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
APPAREL – 0.2%
S&S Holdings LLC(1)	8.38	10/01/31	$160,000	$160,528

AUTO MANUFACTURERS – 0.5%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	160,000	168,071
PM General Purchaser LLC(1)	9.50	10/01/28	159,000	161,673
Wabash National Corp.(1)	4.50	10/15/28	115,000	104,814
				434,558
AUTO PARTS & EQUIPMENT – 0.3%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	159,000	133,259
Titan International, Inc.	7.00	04/30/28	105,000	101,935
				235,194
BUILDING MATERIALS – 7.8%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	140,000	147,481
Boise Cascade Co.(1)	4.88	07/01/30	95,000	90,209
Builders FirstSource, Inc.(1)	4.25	02/01/32	353,000	316,065
Builders FirstSource, Inc.(1)	5.00	03/01/30	152,000	145,358
Builders FirstSource, Inc.(1)	6.38	06/15/32	186,000	187,233
Builders FirstSource, Inc.(1)	6.38	03/01/34	245,000	247,280
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	165,000	165,946
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	67,000	59,958
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	170,000	175,155
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	133,000	121,874
Eco Material Technologies, Inc.(1)	7.88	01/31/27	159,000	160,179
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	730,000	743,339
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	120,000	122,754
Griffon Corp.	5.75	03/01/28	266,000	261,438
JELD-WEN, Inc.(1)	4.88	12/15/27	95,000	91,994
JELD-WEN, Inc.(1)	7.00	09/01/32	100,000	99,204
Knife River Corp.(1)	7.75	05/01/31	115,000	120,579
Louisiana-Pacific Corp.(1)	3.63	03/15/29	92,000	86,284
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	190,000	193,396
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	118,000	113,036
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	142,000	137,566
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	155,000	151,583
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	287,000	284,910
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	290,000	304,890
Standard Industries, Inc./NY(1)	3.38	01/15/31	277,000	240,716
Standard Industries, Inc./NY(1)	4.38	07/15/30	425,000	390,869
Standard Industries, Inc./NY(1)	4.75	01/15/28	273,000	263,554
Standard Industries, Inc./NY(1)	5.00	02/15/27	230,000	225,405
Standard Industries, Inc./NY(1)	6.50	08/15/32	120,000	120,858
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	187,000	185,560
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	80,000	80,140
Summit Materials LLC/Summit Materials Finance Corp.(1)	7.25	01/15/31	195,000	202,803
Wilsonart LLC(1)	11.00	08/15/32	135,000	133,225
				6,370,841

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 10.2%
Ashland, Inc.(1)	3.38	09/01/31	$117,000	$101,296
Ashland, Inc.	6.88	05/15/43	75,000	80,132
ASP Unifrax Holdings, Inc.(1)	7.10	09/30/29	161,250	95,944
Avient Corp.(1)	6.25	11/01/31	170,000	170,610
Avient Corp.(1)	7.13	08/01/30	190,000	195,582
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	120,000	125,555
Axalta Coating Systems LLC(1)	3.38	02/15/29	187,000	172,165
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	135,000	132,414
Chemours Co.(1)	4.63	11/15/29	165,000	143,436
Chemours Co.	5.38	05/15/27	113,000	108,910
Chemours Co.(1)	5.75	11/15/28	220,000	203,344
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	145,000	139,278
Element Solutions, Inc.(1)	3.88	09/01/28	210,000	202,506
GPD Cos, Inc.(1)	10.13	04/01/26	120,000	114,143
HB Fuller Co.	4.00	02/15/27	105,000	102,523
HB Fuller Co.	4.25	10/15/28	60,000	56,908
Herens Holdco Sarl(1)	4.75	05/15/28	80,000	70,277
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	113,000	114,569
INEOS Finance PLC(1)	6.75	05/15/28	110,000	111,304
INEOS Finance PLC(1)	7.50	04/15/29	190,000	196,260
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	100,000	106,057
Ingevity Corp.(1)	3.88	11/01/28	150,000	138,192
Innophos Holdings, Inc.(1)	9.38	02/15/28	60,000	56,810
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	92,000	93,886
Mativ Holdings, Inc.(1)	8.00	10/01/29	60,000	61,128
Methanex Corp.	5.13	10/15/27	185,000	180,196
Methanex Corp.	5.25	12/15/29	185,000	178,696
Methanex Corp.	5.65	12/01/44	75,000	66,538
Minerals Technologies, Inc.(1)	5.00	07/01/28	105,000	101,728
NOVA Chemicals Corp.(1)	4.25	05/15/29	136,000	124,022
NOVA Chemicals Corp.(1)	5.25	06/01/27	283,000	278,016
NOVA Chemicals Corp.(1)	8.50	11/15/28	115,000	122,073
NOVA Chemicals Corp.(1)	9.00	02/15/30	155,000	165,280
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	100,000	92,756
OCI NV(1)	6.70	03/16/33	155,000	154,687
Olin Corp.	5.00	02/01/30	125,000	119,410
Olin Corp.	5.13	09/15/27	141,000	139,193
Olin Corp.	5.63	08/01/29	162,000	159,871
Olympus Water US Holding Corp.(1)	4.25	10/01/28	225,000	211,999
Olympus Water US Holding Corp.(1)	6.25	10/01/29	110,000	105,017
Olympus Water US Holding Corp.(1)	7.13	10/01/27	90,000	91,470
Olympus Water US Holding Corp.(1)	7.25	06/15/31	195,000	200,267
Olympus Water US Holding Corp.(1)	9.75	11/15/28	445,000	472,661
Rain Carbon, Inc.(1)	12.25	09/01/29	110,000	117,419
Rayonier AM Products, Inc.(1)	7.63	01/15/26	110,000	110,131
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	297,000	284,688
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	170,000	165,562
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	200,000	197,760

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 10.2% (Continued)
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	$165,000	$156,502
SNF Group SACA(1)	3.13	03/15/27	100,000	95,223
SNF Group SACA(1)	3.38	03/15/30	90,000	80,933
TPC Group, Inc.(1)	13.00	12/16/27	62,143	62,830
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	130,000	69,880
Tronox, Inc.(1)	4.63	03/15/29	292,000	265,233
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	185,000	173,492
WR Grace Holdings LLC(1)	4.88	06/15/27	183,000	179,795
WR Grace Holdings LLC(1)	5.63	08/15/29	298,000	275,544
WR Grace Holdings LLC(1)	7.38	03/01/31	105,000	108,618
				8,400,719
COAL – 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	95,000	100,365
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	60,000	61,425
SunCoke Energy, Inc.(1)	4.88	06/30/29	134,000	121,123
				282,913
COMMERCIAL SERVICES – 14.1%
ADT Security Corp.(1)	4.13	08/01/29	266,000	248,968
ADT Security Corp.(1)	4.88	07/15/32	190,000	177,295
Adtalem Global Education, Inc.(1)	5.50	03/01/28	110,000	107,798
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	138,000	138,228
Albion Financing 2 Sarl(1)	8.75	04/15/27	130,000	133,691
Allied Universal Holdco LLC(1)	7.88	02/15/31	640,000	651,864
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	235,000	215,258
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	285,000	285,885
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	279,000	261,933
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	220,000	206,212
Alta Equipment Group, Inc.(1)	9.00	06/01/29	120,000	106,693
APi Group DE, Inc.(1)	4.13	07/15/29	100,000	92,329
APi Group DE, Inc.(1)	4.75	10/15/29	64,000	60,799
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	145,000	136,395
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	147,000	136,960
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	85,000	83,290
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	105,000	103,168
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	120,000	122,791
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	190,000	194,253
Brink’s Co.(1)	4.63	10/15/27	146,000	142,432
Brink’s Co.(1)	6.50	06/15/29	100,000	102,073
Brink’s Co.(1)	6.75	06/15/32	115,000	117,214
CoreCivic, Inc.	8.25	04/15/29	135,000	141,973
EquipmentShare.com, Inc.(1)	8.00	03/15/33	115,000	116,198
EquipmentShare.com, Inc.(1)	8.63	05/15/32	170,000	175,587
EquipmentShare.com, Inc.(1)	9.00	05/15/28	280,000	289,880
Garda World Security Corp.(1)	4.63	02/15/27	150,000	146,190
Garda World Security Corp.(1)	6.00	06/01/29	135,000	126,635
Garda World Security Corp.(1)	7.75	02/15/28	115,000	118,875
Garda World Security Corp.(1)	8.25	08/01/32	140,000	139,378

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 14.1% (Continued)
Garda World Security Corp.(1)	9.50	11/01/27	$145,000	$145,208
GEO Group, Inc.	8.63	04/15/29	175,000	183,186
GEO Group, Inc.	10.25	04/15/31	165,000	176,973
Graham Holdings Co.(1)	5.75	06/01/26	95,000	95,039
Grand Canyon University	5.13	10/01/28	95,000	89,171
Herc Holdings, Inc.(1)	5.50	07/15/27	323,000	321,123
Herc Holdings, Inc.(1)	6.63	06/15/29	210,000	215,054
Hertz Corp.(1)	4.63	12/01/26	120,000	90,771
Hertz Corp.(1)	5.00	12/01/29	265,000	169,430
Hertz Corp.(1)	12.63	07/15/29	200,000	212,250
Korn Ferry(1)	4.63	12/15/27	95,000	92,711
Matthews International Corp.(1)	8.63	10/01/27	90,000	92,911
NESCO Holdings II, Inc.(1)	5.50	04/15/29	251,000	233,836
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	265,000	249,655
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	373,000	373,448
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	315,000	314,980
Signal Parent, Inc.(1)	6.13	04/01/29	65,000	42,387
Sotheby’s(1)	7.38	10/15/27	193,000	188,797
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	80,000	70,537
TriNet Group, Inc.(1)	3.50	03/01/29	158,000	143,845
TriNet Group, Inc.(1)	7.13	08/15/31	80,000	82,005
United Rentals North America, Inc.	3.75	01/15/32	209,000	185,504
United Rentals North America, Inc.	3.88	11/15/27	180,000	173,433
United Rentals North America, Inc.	3.88	02/15/31	292,000	265,095
United Rentals North America, Inc.	4.00	07/15/30	163,000	150,679
United Rentals North America, Inc.	4.88	01/15/28	430,000	421,273
United Rentals North America, Inc.	5.25	01/15/30	230,000	226,540
United Rentals North America, Inc.	5.50	05/15/27	131,000	130,831
United Rentals North America, Inc.(1)	6.13	03/15/34	290,000	292,783
Valvoline, Inc.(1)	3.63	06/15/31	142,000	123,199
VT Topco, Inc.(1)	8.50	08/15/30	120,000	126,409
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	230,000	229,671
Williams Scotsman, Inc.(1)	4.63	08/15/28	120,000	114,829
Williams Scotsman, Inc.(1)	6.63	06/15/29	125,000	126,996
Williams Scotsman, Inc.(1)	7.38	10/01/31	140,000	145,125
WW International, Inc.(1)	4.50	04/15/29	105,000	26,775
ZipRecruiter, Inc.(1)	5.00	01/15/30	145,000	130,896
				11,533,600
COMPUTERS – 0.9%
Amentum Holdings, Inc.(1)	7.25	08/01/32	265,000	274,713
ASGN, Inc.(1)	4.63	05/15/28	144,000	137,653
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	124,000	117,875
Crane NXT Co.	4.20	03/15/48	95,000	65,795
KBR, Inc.(1)	4.75	09/30/28	70,000	67,030
Science Applications International Corp.(1)	4.88	04/01/28	105,000	103,089
				766,155

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
DISTRIBUTION/WHOLESALE – 2.3%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	$110,000	$100,131
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	173,000	164,574
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	160,000	161,110
Gates Corp./DE(1)	6.88	07/01/29	120,000	123,441
H&E Equipment Services, Inc.(1)	3.88	12/15/28	335,000	309,639
Resideo Funding, Inc.(1)	4.00	09/01/29	75,000	68,911
Resideo Funding, Inc.(1)	6.50	07/15/32	160,000	161,229
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	135,000	138,600
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	210,000	221,517
Verde Purchaser LLC(1)	10.50	11/30/30	185,000	197,695
Windsor Holdings III LLC(1)	8.50	06/15/30	210,000	221,269
				1,868,116
ELECTRIC – 0.6%
NRG Energy, Inc.(1)	5.75	07/15/29	210,000	207,787
Pike Corp.(1)	5.50	09/01/28	200,000	196,169
Pike Corp.(1)	8.63	01/31/31	105,000	111,691
				515,647
ELECTRICAL COMPONENTS & EQUIPMENT – 1.2%
EnerSys(1)	4.38	12/15/27	85,000	81,856
EnerSys(1)	6.63	01/15/32	75,000	77,121
WESCO Distribution, Inc.(1)	6.38	03/15/29	230,000	234,976
WESCO Distribution, Inc.(1)	6.63	03/15/32	225,000	230,849
WESCO Distribution, Inc.(1)	7.25	06/15/28	350,000	358,521
				983,323
ELECTRONICS – 0.7%
Atkore, Inc.(1)	4.25	06/01/31	98,000	88,415
Imola Merger Corp.(1)	4.75	05/15/29	525,000	508,013
				596,428
ENGINEERING & CONSTRUCTION – 2.7%
AECOM	5.13	03/15/27	272,000	270,738
Arcosa, Inc.(1)	4.38	04/15/29	115,000	108,622
Arcosa, Inc.(1)	6.88	08/15/32	155,000	159,232
Artera Services LLC(1)	8.50	02/15/31	160,000	158,725
Brand Industrial Services, Inc.(1)	10.38	08/01/30	355,000	376,796
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	100,000	99,602
Dycom Industries, Inc.(1)	4.50	04/15/29	120,000	113,452
Fluor Corp.	4.25	09/15/28	150,000	144,317
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	100,000	97,603
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	79,000	80,396
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	85,000	79,952
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	92,000	94,506
TopBuild Corp.(1)	3.63	03/15/29	95,000	87,177
TopBuild Corp.(1)	4.13	02/15/32	140,000	124,945
Tutor Perini Corp.(1)	11.88	04/30/29	105,000	115,344
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	115,000	110,000
				2,221,407

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 3.2%
Clean Harbors, Inc.(1)	4.88	07/15/27	$145,000	$142,913
Clean Harbors, Inc.(1)	5.13	07/15/29	90,000	87,647
Clean Harbors, Inc.(1)	6.38	02/01/31	120,000	121,016
Enviri Corp.(1)	5.75	07/31/27	115,000	110,953
GFL Environmental, Inc.(1)	3.50	09/01/28	180,000	168,909
GFL Environmental, Inc.(1)	4.00	08/01/28	210,000	198,807
GFL Environmental, Inc.(1)	4.38	08/15/29	132,000	123,808
GFL Environmental, Inc.(1)	4.75	06/15/29	198,000	189,750
GFL Environmental, Inc.(1)	5.13	12/15/26	135,000	133,773
GFL Environmental, Inc.(1)	6.75	01/15/31	275,000	283,488
Madison IAQ LLC(1)	4.13	06/30/28	170,000	162,087
Madison IAQ LLC(1)	5.88	06/30/29	281,000	266,792
Reworld Holding Corp.(1)	4.88	12/01/29	185,000	172,956
Reworld Holding Corp.	5.00	09/01/30	118,000	108,696
Stericycle, Inc.(1)	3.88	01/15/29	120,000	118,132
Waste Pro USA, Inc.(1)	5.50	02/15/26	115,000	114,794
Wrangler Holdco Corp.(1)	6.63	04/01/32	115,000	117,547
				2,622,068
FOOD SERVICE – 0.7%
Aramark Services, Inc.(1)	5.00	02/01/28	311,000	305,685
TKC Holdings, Inc.(1)	6.88	05/15/28	115,000	113,338
TKC Holdings, Inc.(1)	10.50	05/15/29	172,000	174,183
				593,206
FOREST PRODUCTS & PAPER – 0.9%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	80,000	75,948
Domtar Corp.(1)	6.75	10/01/28	170,000	155,637
Glatfelter Corp.(1)	4.75	11/15/29	133,000	119,593
Mercer International, Inc.	5.13	02/01/29	245,000	211,741
Mercer International, Inc.	5.50	01/15/26	60,000	60,000
Mercer International, Inc.(1)	12.88	10/01/28	65,000	68,905
				691,824
HAND/MACHINE TOOLS – 0.1%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	100,000	111,292

HOLDING COMPANIES-DIVERS – 0.4%
Stena International SA(1)	7.25	01/15/31	210,000	218,191
Stena International SA(1)	7.63	02/15/31	85,000	89,065
				307,256
HOME BUILDERS – 4.4%
Adams Homes, Inc.(1)	9.25	10/15/28	95,000	99,474
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	116,000	108,528
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	95,000	87,573
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.63	01/15/28	50,000	50,033
Beazer Homes USA, Inc.	5.88	10/15/27	105,000	104,569
Beazer Homes USA, Inc.	7.25	10/15/29	84,000	85,466
Beazer Homes USA, Inc.(1)	7.50	03/15/31	55,000	56,610

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 4.4% (Continued)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	$145,000	$134,989
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	90,000	85,169
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	145,000	144,081
Century Communities, Inc.(1)	3.88	08/15/29	120,000	109,271
Century Communities, Inc.	6.75	06/01/27	135,000	135,830
Dream Finders Homes, Inc.(1)	8.25	08/15/28	70,000	73,307
Empire Communities Corp.(1)	9.75	05/01/29	125,000	130,759
Installed Building Products, Inc.(1)	5.75	02/01/28	87,000	86,444
K Hovnanian Enterprises, Inc.(1)	11.75	09/30/29	105,000	115,946
KB Home	4.00	06/15/31	108,000	97,726
KB Home	4.80	11/15/29	70,000	67,405
KB Home	6.88	06/15/27	84,000	86,830
KB Home	7.25	07/15/30	97,000	100,601
Landsea Homes Corp.(1)	8.88	04/01/29	80,000	81,706
LGI Homes, Inc.(1)	4.00	07/15/29	92,000	82,452
LGI Homes, Inc.(1)	8.75	12/15/28	95,000	100,141
M/I Homes, Inc.	3.95	02/15/30	90,000	82,320
M/I Homes, Inc.	4.95	02/01/28	95,000	92,130
Mattamy Group Corp.(1)	4.63	03/01/30	147,000	137,870
Mattamy Group Corp.(1)	5.25	12/15/27	135,000	133,398
New Home Co., Inc.(1)	9.25	10/01/29	90,000	94,413
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	146,000	139,424
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	60,000	56,960
STL Holding Co. LLC(1)	8.75	02/15/29	75,000	79,722
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	138,000	133,591
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	108,000	108,113
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	135,000	135,865
Tri Pointe Homes, Inc.	5.25	06/01/27	80,000	79,223
Tri Pointe Homes, Inc.	5.70	06/15/28	100,000	99,851
				3,597,790
IRON/STEEL – 4.6%
Algoma Steel, Inc.(1)	9.13	04/15/29	100,000	102,719
ATI, Inc.	4.88	10/01/29	92,000	87,234
ATI, Inc.	5.13	10/01/31	90,000	85,050
ATI, Inc.	5.88	12/01/27	100,000	99,292
ATI, Inc.	7.25	08/15/30	100,000	103,727
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	150,000	135,930
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	190,000	191,984
Carpenter Technology Corp.	6.38	07/15/28	110,000	110,509
Carpenter Technology Corp.	7.63	03/15/30	75,000	77,859
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	120,000	112,541
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	85,000	78,510
Cleveland-Cliffs, Inc.	5.88	06/01/27	135,000	135,032
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	180,000	180,041
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	200,000	200,973
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	375,000	375,893
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	200,000	201,662

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 4.6% (Continued)
Commercial Metals Co.	3.88	02/15/31	$85,000	$76,382
Commercial Metals Co.	4.13	01/15/30	89,000	82,668
Commercial Metals Co.	4.38	03/15/32	70,000	64,463
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	135,000	132,993
Mineral Resources Ltd.(1)	8.00	11/01/27	175,000	179,613
Mineral Resources Ltd.(1)	8.13	05/01/27	185,000	186,485
Mineral Resources Ltd.(1)	8.50	05/01/30	152,000	156,471
Mineral Resources Ltd.(1)	9.25	10/01/28	295,000	310,938
TMS International Corp./DE(1)	6.25	04/15/29	87,000	84,253
United States Steel Corp.	6.65	06/01/37	65,000	66,032
United States Steel Corp.	6.88	03/01/29	131,000	131,954
				3,751,208
MACHINERY-CONSTRUCTION & MINING – 0.7%
BWX Technologies, Inc.(1)	4.13	06/30/28	105,000	100,306
BWX Technologies, Inc.(1)	4.13	04/15/29	95,000	90,078
Manitowoc Co., Inc.(1)	9.25	10/01/31	80,000	81,332
Terex Corp.(1)	5.00	05/15/29	160,000	153,932
Terex Corp.(1)	6.25	10/15/32	150,000	149,423
				575,071
MACHINERY-DIVERSIFIED – 2.7%
ATS Corp.(1)	4.13	12/15/28	100,000	94,104
Chart Industries, Inc.(1)	7.50	01/01/30	383,000	398,830
Chart Industries, Inc.(1)	9.50	01/01/31	125,000	134,506
Esab Corp.(1)	6.25	04/15/29	185,000	188,489
GrafTech Finance, Inc.(1)	4.63	12/15/28	135,000	95,673
GrafTech Global Enterprises, Inc.(1)	9.88	12/15/28	110,000	92,396
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	260,000	267,828
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	120,000	128,922
Mueller Water Products, Inc.(1)	4.00	06/15/29	108,000	100,653
OT Merger Corp.(1)	7.88	10/15/29	62,000	27,388
SPX FLOW, Inc.(1)	8.75	04/01/30	133,000	138,381
TK Elevator Holdco GmbH(1)	7.63	07/15/28	105,000	105,957
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	410,000	403,613
				2,176,740
METAL FABRICATE/HARDWARE – 0.8%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	85,000	83,537
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	135,000	136,210
Park-Ohio Industries, Inc.	6.63	04/15/27	90,000	88,028
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	120,000	112,900
Vallourec SACA(1)	7.50	04/15/32	215,000	225,452
				646,127
MINING – 5.5%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	120,000	112,955
Alcoa Nederland Holding BV(1)	5.50	12/15/27	210,000	208,646
Alcoa Nederland Holding BV(1)	6.13	05/15/28	145,000	145,377
Alcoa Nederland Holding BV(1)	7.13	03/15/31	185,000	193,073

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
MINING – 5.5% (Continued)
Arsenal AIC Parent LLC(1)	8.00	10/01/30	$185,000	$194,688
Arsenal AIC Parent LLC(1)	11.50	10/01/31	135,000	150,389
Century Aluminum Co.(1)	7.50	04/01/28	50,000	50,760
Coeur Mining, Inc.(1)	5.13	02/15/29	63,000	60,171
Compass Minerals International, Inc.(1)	6.75	12/01/27	134,000	132,211
Constellium SE(1)	3.75	04/15/29	140,000	126,813
Constellium SE(1)	5.63	06/15/28	75,000	73,258
Constellium SE(1)	6.38	08/15/32	95,000	93,608
Eldorado Gold Corp.(1)	6.25	09/01/29	118,000	116,209
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	400,000	364,484
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	145,000	141,255
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	195,000	194,238
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	200,000	200,852
Hecla Mining Co.	7.25	02/15/28	113,000	114,442
Hudbay Minerals, Inc.(1)	4.50	04/01/26	147,000	145,301
Hudbay Minerals, Inc.(1)	6.13	04/01/29	150,000	151,224
IAMGOLD Corp.(1)	5.75	10/15/28	108,000	105,402
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	57,000	57,233
Kaiser Aluminum Corp.(1)	4.50	06/01/31	151,000	134,939
Kaiser Aluminum Corp.(1)	4.63	03/01/28	120,000	114,450
New Gold, Inc.(1)	7.50	07/15/27	98,000	99,655
Novelis Corp.(1)	3.25	11/15/26	210,000	202,197
Novelis Corp.(1)	3.88	08/15/31	227,000	199,550
Novelis Corp.(1)	4.75	01/30/30	378,000	354,427
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	100,000	104,472
Taseko Mines Ltd.(1)	8.25	05/01/30	135,000	139,670
				4,481,949
MISCELLANEOUS MANUFACTURER – 1.7%
Amsted Industries, Inc.(1)	4.63	05/15/30	105,000	98,037
Amsted Industries, Inc.(1)	5.63	07/01/27	97,000	96,413
Calderys Financing LLC(1)	11.25	06/01/28	145,000	155,037
Enpro, Inc.	5.75	10/15/26	95,000	94,841
FXI Holdings, Inc.(1)	12.25	11/15/26	213,000	212,399
FXI Holdings, Inc.(1)	12.25	11/15/26	107,000	106,244
Hillenbrand, Inc.	3.75	03/01/31	95,000	83,217
Hillenbrand, Inc.	5.00	09/15/26	80,000	79,311
Hillenbrand, Inc.	6.25	02/15/29	144,000	144,723
LSB Industries, Inc.(1)	6.25	10/15/28	130,000	125,899
Trinity Industries, Inc.(1)	7.75	07/15/28	160,000	165,527
				1,361,648
OFFICE FURNISHINGS – 0.2%
Interface, Inc.(1)	5.50	12/01/28	77,000	75,460
Steelcase, Inc.	5.13	01/18/29	118,000	113,847
				189,307

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	$105,000	$103,982
Pitney Bowes, Inc.(1)	7.25	03/15/29	85,000	83,804
				187,786
PACKAGING & CONTAINERS – 9.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	160,000	144,331
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	275,000	241,493
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	160,000	159,693
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	325,000	283,086
Ball Corp.	2.88	08/15/30	340,000	296,153
Ball Corp.	3.13	09/15/31	215,000	185,990
Ball Corp.	4.88	03/15/26	70,000	69,680
Ball Corp.	6.00	06/15/29	265,000	269,479
Ball Corp.	6.88	03/15/28	190,000	195,473
Berry Global, Inc.(1)	4.50	02/15/26	80,000	78,997
Berry Global, Inc.(1)	5.63	07/15/27	125,000	124,896
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	120,000	118,164
Clearwater Paper Corp.(1)	4.75	08/15/28	60,000	55,791
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	125,000	125,707
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	120,000	121,898
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	301,000	305,918
Crown Americas LLC	5.25	04/01/30	129,000	126,980
Crown Americas LLC/Crown Americas Capital Corp.V	4.25	09/30/26	110,000	107,775
Crown Americas LLC/Crown Americas Capital Corp.VI	4.75	02/01/26	240,000	238,438
Crown Cork & Seal Co., Inc.	7.38	12/15/26	85,000	88,338
Graham Packaging Co., Inc.(1)	7.13	08/15/28	134,000	130,482
Graphic Packaging International LLC(1)	3.50	03/15/28	130,000	121,493
Graphic Packaging International LLC(1)	3.50	03/01/29	85,000	77,658
Graphic Packaging International LLC(1)	3.75	02/01/30	100,000	91,544
Graphic Packaging International LLC(1)	4.75	07/15/27	72,000	70,652
Graphic Packaging International LLC(1)	6.38	07/15/32	135,000	136,374
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	180,000	177,891
Iris Holding, Inc.(1)	10.00	12/15/28	105,000	92,405
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	710,000	730,412
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	350,000	358,236
OI European Group BV(1)	4.75	02/15/30	105,000	95,217
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	145,000	144,427
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	195,000	192,031
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	75,000	73,474
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	120,000	112,976
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	265,000	253,334
Sealed Air Corp.(1)	4.00	12/01/27	100,000	95,804
Sealed Air Corp.(1)	5.00	04/15/29	130,000	125,687
Sealed Air Corp.(1)	6.50	07/15/32	100,000	101,597
Sealed Air Corp.(1)	6.88	07/15/33	120,000	127,228
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	217,000	219,459
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	100,000	103,948
Silgan Holdings, Inc.	4.13	02/01/28	150,000	143,342

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 9.6% (Continued)
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	$165,000	$181,251
TriMas Corp.(1)	4.13	04/15/29	108,000	100,882
Trivium Packaging Finance BV(1)	5.50	08/15/26	276,000	273,828
Trivium Packaging Finance BV(1)	8.50	08/15/27	185,000	184,651
				7,854,563
REAL ESTATE – 0.2%
CoreLogic, Inc.(1)	4.50	05/01/28	200,000	187,999

RETAIL – 2.5%
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	92,000	85,623
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	70,000	68,670
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	165,000	167,886
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	82,000	79,231
Foundation Building Materials, Inc.(1)	6.00	03/01/29	108,000	95,542
GYP Holdings III Corp.(1)	4.63	05/01/29	100,000	94,493
LBM Acquisition LLC(1)	6.25	01/15/29	190,000	175,441
Park River Holdings, Inc.(1)	5.63	02/01/29	80,000	69,959
Park River Holdings, Inc.(1)	6.75	08/01/29	80,000	71,485
Patrick Industries, Inc.(1)	4.75	05/01/29	85,000	80,477
Patrick Industries, Inc.(1)	6.38	11/01/32	100,000	98,982
Patrick Industries, Inc.(1)	7.50	10/15/27	80,000	79,900
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	100,000	102,078
Staples, Inc.(1)	10.75	09/01/29	655,000	634,193
White Capital Buyer LLC(1)	6.88	10/15/28	155,000	155,648
				2,059,608
SOFTWARE – 0.9%
Camelot Finance SA(1)	4.50	11/01/26	185,000	181,891
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	225,000	212,562
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	260,000	245,979
Dun & Bradstreet Corp.(1)	5.00	12/15/29	108,000	105,912
				746,344
TRANSPORTATION – 2.3%
Brightline East LLC(1)	11.00	01/31/30	350,000	316,400
Carriage Purchaser, Inc.(1)	7.88	10/15/29	87,000	82,064
Danaos Corp.(1)	8.50	03/01/28	70,000	72,022
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	165,000	152,056
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	185,000	186,848
GN Bondco LLC(1)	9.50	10/15/31	190,000	201,938
Rand Parent LLC(1)	8.50	02/15/30	225,000	224,750
RXO, Inc.(1)	7.50	11/15/27	95,000	98,009
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	185,000	190,890
XPO CNW, Inc.	6.70	05/01/34	70,000	73,390
XPO, Inc.(1)	7.13	06/01/31	110,000	113,952
XPO, Inc.(1)	7.13	02/01/32	155,000	161,164
				1,873,483
TOTAL CORPORATE BONDS (Cost - $79,891,862)				80,342,203

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.6%
TIME DEPOSITS – 1.6%
JP Morgan Chase, New York	4.18	11/01/24	$1,291,274	$1,291,274
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,291,274)				1,291,274

TOTAL INVESTMENTS – 99.6% (Cost - $81,183,136)				$81,633,477
OTHER ASSETS LESS LIABILITIES – 0.4%				360,655
NET ASSETS – 100.0%				$81,994,132

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $69,492,648 and represents 84.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

October 31, 2024

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	24	$307
TOTAL COMMON STOCKS (Cost - $297)		307

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.4%
ADVERTISING – 3.5%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$265,000	248,365
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	545,000	528,907
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	440,000	376,472
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	460,000	409,914
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	370,000	377,566
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	320,000	336,422
CMG Media Corp.(1)	8.88	12/15/27	382,000	277,427
Lamar Media Corp.	3.63	01/15/31	262,000	234,077
Lamar Media Corp.	3.75	02/15/28	262,000	249,313
Lamar Media Corp.	4.00	02/15/30	215,000	198,952
Lamar Media Corp.	4.88	01/15/29	160,000	155,872
Stagwell Global LLC(1)	5.63	08/15/29	467,000	444,584
				3,837,871
COMMERCIAL SERVICES – 1.1%
Cimpress PLC(1)	7.38	09/15/32	225,000	221,792
Deluxe Corp.(1)	8.00	06/01/29	205,000	193,515
RR Donnelley & Sons Co.(1)	9.50	08/01/29	470,000	473,704
RR Donnelley & Sons Co.(1)	10.88	08/01/29	195,000	192,438
VM Consolidated, Inc.(1)	5.50	04/15/29	155,000	150,038
				1,231,487
COMPUTERS – 5.5%
Ahead DB Holdings LLC(1)	6.63	05/01/28	177,000	171,992
Crowdstrike Holdings, Inc.	3.00	02/15/29	325,000	295,809
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	320,000	333,066
Insight Enterprises, Inc.(1)	6.63	05/15/32	215,000	219,972
McAfee Corp.(1)	7.38	02/15/30	878,000	847,194
NCR Atleos Corp.(1)	9.50	04/01/29	580,000	638,844
NCR Voyix Corp.(1)	5.00	10/01/28	280,000	269,623
NCR Voyix Corp.(1)	5.13	04/15/29	177,000	169,318
Seagate HDD Cayman	4.09	06/01/29	212,000	200,065
Seagate HDD Cayman	4.13	01/15/31	117,000	105,315
Seagate HDD Cayman	4.88	06/01/27	220,000	217,164
Seagate HDD Cayman	5.75	12/01/34	230,000	226,929
Seagate HDD Cayman	8.25	12/15/29	215,000	231,501
Seagate HDD Cayman	8.50	07/15/31	215,000	231,946
Seagate HDD Cayman	9.63	12/01/32	322,800	368,180
Unisys Corp.(1)	6.88	11/01/27	210,000	205,506
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct(1)	13.00	12/15/30	52,012	61,374
Virtusa Corp.(1)	7.13	12/15/28	152,000	147,557
Western Digital Corp.	4.75	02/15/26	988,000	977,036
				5,918,391

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 1.8%
Coherent Corp.(1)	5.00	12/15/29	$427,000	$409,978
Sensata Technologies BV(1)	4.00	04/15/29	430,000	402,394
Sensata Technologies BV(1)	5.88	09/01/30	215,000	212,947
Sensata Technologies, Inc.(1)	3.75	02/15/31	325,000	290,341
Sensata Technologies, Inc.(1)	4.38	02/15/30	200,000	186,378
Sensata Technologies, Inc.(1)	6.63	07/15/32	215,000	218,016
TTM Technologies, Inc.(1)	4.00	03/01/29	215,000	201,194
				1,921,248
ENGINEERING & CONSTRUCTION – 0.5%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru(1)	4.05	04/27/26	170,000	164,149
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	365,000	371,719
				535,868
ENTERTAINMENT – 0.5%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	245,000	107,831
Banijay Entertainment SAS(1)	8.13	05/01/29	170,000	176,435
Lions Gate Capital Holdings 1, Inc.(1)	5.50	04/15/29	165,000	146,020
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	142,000	102,836
				533,122
INTERNET – 5.0%
ANGI Group LLC(1)	3.88	08/15/28	215,000	194,752
Arches Buyer, Inc.(1)	4.25	06/01/28	405,000	371,810
Arches Buyer, Inc.(1)	6.13	12/01/28	215,000	189,469
Cablevision Lightpath LLC(1)	3.88	09/15/27	195,000	186,145
Cablevision Lightpath LLC(1)	5.63	09/15/28	180,000	167,282
Cars.com, Inc.(1)	6.38	11/01/28	175,000	174,636
Cogent Communications Group LLC(1)	3.50	05/01/26	247,000	240,307
Cogent Communications Group LLC(1)	7.00	06/15/27	135,000	136,562
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.(1)	7.00	06/15/27	160,000	161,041
Gen Digital, Inc.(1)	6.75	09/30/27	390,000	397,014
Gen Digital, Inc.(1)	7.13	09/30/30	255,000	264,116
Getty Images, Inc.(1)	9.75	03/01/27	115,000	114,750
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	340,000	314,021
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	265,000	262,128
ION Trading Technologies Sarl(1)	5.75	05/15/28	195,000	177,760
ION Trading Technologies Sarl(1)	9.50	05/30/29	335,000	340,762
Match Group Holdings II LLC(1)	3.63	10/01/31	197,000	172,771
Match Group Holdings II LLC(1)	4.13	08/01/30	215,000	195,698
Match Group Holdings II LLC(1)	4.63	06/01/28	203,000	195,432
Match Group Holdings II LLC(1)	5.00	12/15/27	195,000	190,561
Match Group Holdings II LLC(1)	5.63	02/15/29	180,000	178,372
Millennium Escrow Corp.(1)	6.63	08/01/26	335,000	215,866
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	215,000	144,641
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	220,000	217,521
Ziff Davis, Inc.(1)	4.63	10/15/30	200,000	183,175
				5,386,592

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-CONSTRUCTION & MINING – 0.3%
Vertiv Group Corp.(1)	4.13	11/15/28	$365,000	$347,679

MEDIA – 37.8%
AMC Networks, Inc.	4.25	02/15/29	422,000	291,742
AMC Networks, Inc.(1)	10.25	01/15/29	375,000	386,648
Block Communications, Inc.(1)	4.88	03/01/28	125,000	118,516
Cable One, Inc.(1)	4.00	11/15/30	285,000	224,928
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	1,340,000	1,163,980
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	873,000	698,264
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	1,272,000	1,137,122
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	1,259,000	1,072,224
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	752,000	626,118
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	1,215,000	1,106,257
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	515,000	445,746
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	1,097,000	1,062,564
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	1,407,000	1,378,758
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	681,000	650,614
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	323,000	322,172
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	580,000	574,712
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	545,000	554,579
CSC Holdings LLC(1)	3.38	02/15/31	425,000	305,316
CSC Holdings LLC(1)	4.13	12/01/30	467,000	345,200
CSC Holdings LLC(1)	4.50	11/15/31	640,000	469,846
CSC Holdings LLC(1)	5.38	02/01/28	425,000	364,215
CSC Holdings LLC(1)	5.50	04/15/27	585,000	521,294
CSC Holdings LLC(1)	6.50	02/01/29	715,000	605,218
CSC Holdings LLC(1)	11.25	05/15/28	425,000	414,840
CSC Holdings LLC(1)	11.75	01/31/29	950,000	927,357
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	140,000	57,736
Directv Financing LLC(1)	8.88	02/01/30	320,000	316,116
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	1,610,000	1,551,946
DISH DBS Corp.(1)	5.25	12/01/26	1,305,000	1,210,306
DISH DBS Corp.(1)	5.75	12/01/28	1,090,000	954,389
DISH Network Corp.(1)	11.75	11/15/27	1,430,000	1,506,347
GCI LLC(1)	4.75	10/15/28	255,000	240,919
Gray Television, Inc.(1)	4.75	10/15/30	347,000	218,561
Gray Television, Inc.(1)	5.38	11/15/31	567,000	342,556
Gray Television, Inc.(1)	7.00	05/15/27	290,000	282,434
Gray Television, Inc.(1)	10.50	07/15/29	545,000	566,596
iHeartCommunications, Inc.(1)	4.75	01/15/28	205,000	126,224
iHeartCommunications, Inc.(1)	5.25	08/15/27	324,000	218,286
iHeartCommunications, Inc.	6.38	05/01/26	340,000	288,050
iHeartCommunications, Inc.	8.38	05/01/27	403,000	209,371
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	360,000	302,842
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	500,000	469,130
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	360,000	353,208
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	285,000	292,152
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	280,000	282,106

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 37.8% (Continued)
Midcontinent Communications(1)	8.00	08/15/32	$280,000	$285,344
News Corp.(1)	3.88	05/15/29	440,000	409,849
News Corp.(1)	5.13	02/15/32	215,000	206,224
Nexstar Media, Inc.(1)	4.75	11/01/28	430,000	404,598
Nexstar Media, Inc.(1)	5.63	07/15/27	738,000	725,861
Paramount Global	6.25	02/28/57	280,000	251,673
Paramount Global	6.38	03/30/62	437,000	405,002
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	387,000	336,691
Scripps Escrow II, Inc.(1)	3.88	01/15/29	215,000	167,089
Scripps Escrow II, Inc.(1)	5.38	01/15/31	175,000	105,320
Scripps Escrow, Inc.(1)	5.88	07/15/27	185,000	162,800
Sinclair Television Group, Inc.(1)	4.13	12/01/30	317,000	243,892
Sinclair Television Group, Inc.(1)	5.13	02/15/27	120,000	106,852
Sinclair Television Group, Inc.(1)	5.50	03/01/30	210,000	144,759
Sirius XM Radio, Inc.(1)	3.13	09/01/26	438,000	420,539
Sirius XM Radio, Inc.(1)	3.88	09/01/31	605,000	520,339
Sirius XM Radio, Inc.(1)	4.00	07/15/28	880,000	822,931
Sirius XM Radio, Inc.(1)	4.13	07/01/30	700,000	626,838
Sirius XM Radio, Inc.(1)	5.00	08/01/27	640,000	627,602
Sirius XM Radio, Inc.(1)	5.50	07/01/29	542,000	526,179
Sunrise FinCo I BV(1)	4.88	07/15/31	541,000	495,499
Sunrise HoldCo IV BV(1)	5.50	01/15/28	200,000	198,004
TEGNA, Inc.	4.63	03/15/28	425,000	400,677
TEGNA, Inc.(1)	4.75	03/15/26	237,000	234,728
TEGNA, Inc.	5.00	09/15/29	475,000	443,899
Townsquare Media, Inc.(1)	6.88	02/01/26	205,000	204,425
Univision Communications, Inc.(1)	4.50	05/01/29	457,000	406,151
Univision Communications, Inc.(1)	6.63	06/01/27	620,000	615,753
Univision Communications, Inc.(1)	7.38	06/30/30	390,000	374,838
Univision Communications, Inc.(1)	8.00	08/15/28	660,000	671,376
Univision Communications, Inc.(1)	8.50	07/31/31	545,000	536,094
Urban One, Inc.(1)	7.38	02/01/28	255,000	189,414
Virgin Media Finance PLC(1)	5.00	07/15/30	397,000	341,773
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	395,000	346,303
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	625,000	591,598
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	220,000	211,099
VZ Secured Financing BV(1)	5.00	01/15/32	662,000	595,364
Ziggo Bond Co. BV(1)	5.13	02/28/30	215,000	194,812
Ziggo Bond Co. BV(1)	6.00	01/15/27	285,000	284,621
Ziggo BV(1)	4.88	01/15/30	422,000	391,721
				40,786,036
OFFICE/BUSINESS EQUIPMENT – 0.8%
Xerox Corp.	4.80	03/01/35	107,000	63,604
Xerox Corp.	6.75	12/15/39	155,000	104,653
Xerox Holdings Corp.(1)	5.50	08/15/28	320,000	262,711
Xerox Holdings Corp.(1)	8.88	11/30/29	215,000	187,333
Zebra Technologies Corp.(1)	6.50	06/01/32	215,000	220,134
				838,435

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 1.1%
LABL, Inc.(1)	5.88	11/01/28	$225,000	$209,320
LABL, Inc.(1)	8.25	11/01/29	200,000	176,561
LABL, Inc.(1)	8.63	10/01/31	415,000	400,299
LABL, Inc.(1)	9.50	11/01/28	130,000	133,372
LABL, Inc.(1)	10.50	07/15/27	295,000	292,361
				1,211,913
RETAIL – 0.2%
Liberty Interactive LLC	8.25	02/01/30	215,000	110,356
Liberty Interactive LLC	8.50	07/15/29	130,000	69,663
				180,019
SEMICONDUCTORS – 2.1%
Amkor Technology, Inc.(1)	6.63	09/15/27	225,000	226,100
ams-OSRAM AG(1)	12.25	03/30/29	175,000	181,909
Entegris, Inc.(1)	3.63	05/01/29	230,000	211,417
Entegris, Inc.(1)	4.38	04/15/28	50,000	47,848
Entegris, Inc.(1)	4.75	04/15/29	685,000	664,171
Entegris, Inc.(1)	5.95	06/15/30	447,000	446,913
ON Semiconductor Corp.(1)	3.88	09/01/28	300,000	281,617
Synaptics, Inc.(1)	4.00	06/15/29	175,000	160,687
				2,220,662
SOFTWARE – 11.7%
Alteryx, Inc.(1)	8.75	03/15/28	195,000	199,479
Capstone Borrower, Inc.(1)	8.00	06/15/30	215,000	224,894
Castle US Holding Corp.(1)	9.50	02/15/28	135,000	61,425
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	325,000	332,428
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	325,000	326,538
Cloud Software Group, Inc.(1)	6.50	03/31/29	1,743,000	1,703,658
Cloud Software Group, Inc.(1)	8.25	06/30/32	775,000	797,121
Cloud Software Group, Inc.(1)	9.00	09/30/29	1,665,000	1,666,131
Dye & Durham Ltd.(1)	8.63	04/15/29	235,000	249,320
Elastic NV(1)	4.13	07/15/29	245,000	226,937
Fair Isaac Corp.(1)	4.00	06/15/28	379,000	360,269
Fair Isaac Corp.(1)	5.25	05/15/26	175,000	175,339
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	185,000	169,735
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	8.75	05/01/29	275,000	279,475
Open Text Corp.(1)	3.88	02/15/28	390,000	367,182
Open Text Corp.(1)	3.88	12/01/29	362,000	330,548
Open Text Holdings, Inc.(1)	4.13	02/15/30	390,000	358,345
Open Text Holdings, Inc.(1)	4.13	12/01/31	280,000	251,718
PTC, Inc.(1)	4.00	02/15/28	215,000	205,867
Rackspace Finance LLC(1)	3.50	05/15/28	145,000	85,612
RingCentral, Inc.(1)	8.50	08/15/30	175,000	185,225
ROBLOX Corp.(1)	3.88	05/01/30	427,000	386,848
Rocket Software, Inc.(1)	6.50	02/15/29	245,000	228,078
Rocket Software, Inc.(1)	9.00	11/28/28	345,000	359,997
SS&C Technologies, Inc.(1)	5.50	09/30/27	875,000	872,117

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 11.7% (Continued)
SS&C Technologies, Inc.(1)	6.50	06/01/32	$320,000	$325,960
Twilio, Inc.	3.63	03/15/29	188,000	173,279
Twilio, Inc.	3.88	03/15/31	238,000	214,875
UKG, Inc.(1)	6.88	02/01/31	1,075,000	1,102,226
West Technology Group LLC(1)	8.50	04/10/27	175,000	147,517
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	280,000	255,328
				12,623,471
TELECOMMUNICATIONS – 25.5%
Altice Financing SA(1)	5.00	01/15/28	515,000	436,043
Altice Financing SA(1)	5.75	08/15/29	882,000	724,370
Altice Financing SA(1)	9.63	07/15/27	165,000	160,770
Altice France SA/France(1)	5.13	01/15/29	382,000	286,508
Altice France SA/France(1)	5.13	07/15/29	967,000	724,368
Altice France SA/France(1)	5.50	01/15/28	475,000	369,123
Altice France SA/France(1)	5.50	10/15/29	823,000	617,154
Altice France SA/France(1)	8.13	02/01/27	752,000	623,404
British Telecommunications PLC(1)	4.25	11/23/81	215,000	207,494
British Telecommunications PLC(1)	4.88	11/23/81	212,000	195,152
Ciena Corp.(1)	4.00	01/31/30	175,000	161,632
CommScope LLC(1)	4.75	09/01/29	530,000	453,812
CommScope LLC(1)	6.00	03/01/26	650,000	635,348
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	850,000	808,433
Consolidated Communications, Inc.(1)	5.00	10/01/28	240,000	222,228
Consolidated Communications, Inc.(1)	6.50	10/01/28	257,000	244,499
Frontier Communications Holdings LLC(1)	5.00	05/01/28	700,000	688,786
Frontier Communications Holdings LLC(1)	5.88	10/15/27	485,000	484,281
Frontier Communications Holdings LLC	5.88	11/01/29	290,000	283,648
Frontier Communications Holdings LLC(1)	6.00	01/15/30	455,000	445,774
Frontier Communications Holdings LLC(1)	6.75	05/01/29	495,000	492,772
Frontier Communications Holdings LLC(1)	8.63	03/15/31	290,000	311,083
Frontier Communications Holdings LLC(1)	8.75	05/15/30	517,000	547,725
Frontier Florida LLC	6.86	02/01/28	120,000	124,685
GoTo Group, Inc.(1)	5.50	05/01/28	157,837	122,079
GoTo Group, Inc.(1)	5.50	05/01/28	182,252	58,230
Hughes Satellite Systems Corp.	5.25	08/01/26	320,000	292,664
Hughes Satellite Systems Corp.	6.63	08/01/26	320,000	277,164
Iliad Holding SASU(1)	6.50	10/15/26	305,000	307,675
Iliad Holding SASU(1)	7.00	10/15/28	370,000	375,071
Iliad Holding SASU(1)	8.50	04/15/31	415,000	442,413
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	1,305,000	1,229,416
Level 3 Financing, Inc.(1)	3.63	01/15/29	150,000	113,224
Level 3 Financing, Inc.(1)	3.75	07/15/29	177,000	130,265
Level 3 Financing, Inc.(1)	3.88	10/15/30	180,000	137,698
Level 3 Financing, Inc.(1)	4.00	04/15/31	215,000	163,400
Level 3 Financing, Inc.(1)	4.25	07/01/28	185,000	154,706
Level 3 Financing, Inc.(1)	4.50	04/01/30	325,000	261,606
Level 3 Financing, Inc.(1)	4.88	06/15/29	290,000	249,400

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 25.5% (Continued)
Level 3 Financing, Inc.(1)	10.00	10/15/32	$150,360	$149,247
Level 3 Financing, Inc.(1)	10.50	04/15/29	320,000	357,873
Level 3 Financing, Inc.(1)	10.50	05/15/30	457,000	502,129
Level 3 Financing, Inc.(1)	10.75	12/15/30	300,000	336,710
Level 3 Financing, Inc.(1)	11.00	11/15/29	610,000	689,094
Lumen Technologies, Inc.(1)	4.13	04/15/29	150,000	132,000
Lumen Technologies, Inc.(1)	4.13	04/15/30	70,000	59,675
Lumen Technologies, Inc.(1)	4.50	01/15/29	87,000	67,952
Lumen Technologies, Inc.	7.60	09/15/39	227,000	167,203
Lumen Technologies, Inc.	7.65	03/15/42	125,000	90,681
Lumen Technologies, Inc.(1)	10.00	10/15/32	239,000	238,402
Millicom International Cellular SA(1)	4.50	04/27/31	355,000	320,541
Millicom International Cellular SA(1)	5.13	01/15/28	171,000	165,803
Millicom International Cellular SA(1)	6.25	03/25/29	290,700	289,109
Millicom International Cellular SA(1)	7.38	04/02/32	175,000	178,889
Optics Bidco SpA(1)	6.00	09/30/34	220,000	215,554
Optics Bidco SpA(1)	6.38	11/15/33	215,000	217,737
Optics Bidco SpA(1)	7.20	07/18/36	215,000	222,249
Optics Bidco SpA(1)	7.72	06/04/38	215,000	228,392
Rogers Communications, Inc.(1)	5.25	03/15/82	320,000	313,787
Sable International Finance Ltd.(1)	7.13	10/15/32	435,000	437,582
Telecom Italia Capital SA	6.00	09/30/34	222,000	216,324
Telecom Italia Capital SA	6.38	11/15/33	215,000	217,554
Telecom Italia Capital SA	7.20	07/18/36	215,000	218,345
Telecom Italia Capital SA	7.72	06/04/38	215,000	224,105
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	155,000	68,343
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	230,000	102,080
United States Cellular Corp.	6.70	12/15/33	230,000	248,455
Viasat, Inc.(1)	5.63	04/15/27	260,000	243,015
Viasat, Inc.(1)	6.50	07/15/28	175,000	132,185
Viasat, Inc.(1)	7.50	05/30/31	315,000	207,053
Viavi Solutions, Inc.(1)	3.75	10/01/29	175,000	158,965
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	582,000	502,671
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	615,000	533,202
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	320,000	320,786
Vodafone Group PLC	3.25	06/04/81	189,000	181,757
Vodafone Group PLC	4.13	06/04/81	469,000	422,130
Vodafone Group PLC	5.13	06/04/81	400,000	320,122
Vodafone Group PLC	7.00	04/04/79	880,000	923,258
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	610,000	613,943
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	350,000	354,636
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	635,000	565,673
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	467,000	401,425
Zegona Finance PLC(1)	8.63	07/15/29	390,000	412,913
				27,533,652
TOTAL CORPORATE BONDS (Cost - $103,562,696)				105,106,446

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.9%
TIME DEPOSITS – 1.9%
JP Morgan Chase, New York	4.18	11/01/24	$2,096,358	$2,096,358
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,096,358)				2,096,358

TOTAL INVESTMENTS – 99.3% (Cost - $105,659,351)				$107,203,111
OTHER ASSETS LESS LIABILITIES – 0.7%				726,114
NET ASSETS – 100.0%				$107,929,225

*	Non-Income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $93,107,124 and represents 86.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.1%
BIOTECHNOLOGY – 0.3%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$203,000	$163,311

COMMERCIAL SERVICES – 6.2%
AMN Healthcare, Inc.(1)	4.00	04/15/29	160,000	147,598
AMN Healthcare, Inc.(1)	4.63	10/01/27	235,000	226,631
Carriage Services, Inc.(1)	4.25	05/15/29	183,000	167,403
Raven Acquisition Holdings LLC(1)	6.87	11/15/31	600,000	599,900
Service Corp. International/US	3.38	08/15/30	430,000	381,394
Service Corp. International/US	4.00	05/15/31	358,000	323,140
Service Corp. International/US	4.63	12/15/27	254,000	248,897
Service Corp. International/US	5.13	06/01/29	346,000	340,342
Service Corp. International/US	5.75	10/15/32	345,000	339,335
StoneMor, Inc.(1)	8.50	05/15/29	183,000	163,229
				2,937,869
COSMETICS/PERSONAL CARE – 2.5%
Perrigo Finance Unlimited Co.	4.90	06/15/30	355,000	336,323
Perrigo Finance Unlimited Co.	4.90	12/15/44	148,000	118,769
Perrigo Finance Unlimited Co.	6.13	09/30/32	307,000	303,396
Prestige Brands, Inc.(1)	3.75	04/01/31	277,000	247,131
Prestige Brands, Inc.(1)	5.13	01/15/28	185,000	181,329
				1,186,948
HEALTHCARE-PRODUCTS – 15.3%
Avantor Funding, Inc.(1)	3.88	11/01/29	365,000	336,919
Avantor Funding, Inc.(1)	4.63	07/15/28	722,000	698,716
Bausch + Lomb Corp.(1)	8.38	10/01/28	650,000	682,773
Embecta Corp.(1)	5.00	02/15/30	234,000	211,986
Hologic, Inc.(1)	3.25	02/15/29	440,000	404,481
Hologic, Inc.(1)	4.63	02/01/28	183,000	179,698
Medline Borrower LP(1)	3.88	04/01/29	2,075,000	1,942,802
Medline Borrower LP(1)	5.25	10/01/29	1,155,000	1,119,733
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	690,000	702,899
Neogen Food Safety Corp.(1)	8.63	07/20/30	155,000	167,896
Sotera Health Holdings LLC(1)	7.38	06/01/31	350,000	358,859
Teleflex, Inc.(1)	4.25	06/01/28	248,000	238,011
Teleflex, Inc.	4.63	11/15/27	215,000	211,543
				7,256,316
HEALTHCARE-SERVICES – 52.4%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	228,000	214,308
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	198,000	192,290
AHP Health Partners, Inc.(1)	5.75	07/15/29	130,000	126,133
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	253,000	245,815
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	301,000	291,522
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	235,000	233,731
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	235,000	215,634
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	233,000	208,408
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	218,000	207,445

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 52.4% (Continued)
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	$488,000	$407,424
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	707,000	617,559
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	808,000	788,715
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	281,000	264,923
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	562,000	440,514
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	570,000	481,966
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	323,000	322,792
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	1,045,000	1,121,248
Concentra Escrow Issuer Corp.(1)	6.88	07/15/32	295,000	303,091
DaVita, Inc.(1)	3.75	02/15/31	692,000	602,342
DaVita, Inc.(1)	4.63	06/01/30	1,263,000	1,163,531
DaVita, Inc.(1)	6.88	09/01/32	460,000	462,813
Encompass Health Corp.	4.50	02/01/28	375,000	365,106
Encompass Health Corp.	4.63	04/01/31	185,000	174,243
Encompass Health Corp.	4.75	02/01/30	365,000	351,304
Fortrea Holdings, Inc.(1)	7.50	07/01/30	265,000	260,921
HAH Group Holding Co. LLC(1)	9.75	10/01/31	315,000	321,270
HealthEquity, Inc.(1)	4.50	10/01/29	280,000	267,193
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	325,000	346,256
IQVIA, Inc.(1)	5.00	10/15/26	483,000	478,153
IQVIA, Inc.(1)	5.00	05/15/27	515,000	508,834
IQVIA, Inc.(1)	6.50	05/15/30	220,000	226,192
Kedrion SpA(1)	6.50	09/01/29	360,000	340,070
LifePoint Health, Inc.(1)	4.38	02/15/27	280,000	271,705
LifePoint Health, Inc.(1)	5.38	01/15/29	233,000	213,482
LifePoint Health, Inc.(1)	9.88	08/15/30	345,000	377,820
LifePoint Health, Inc.(1)	10.00	06/01/32	375,000	400,579
LifePoint Health, Inc.(1)	11.00	10/15/30	520,000	580,297
ModivCare, Inc.(1)	5.00	10/01/29	220,000	150,023
Molina Healthcare, Inc.(1)	3.88	11/15/30	300,000	271,861
Molina Healthcare, Inc.(1)	3.88	05/15/32	344,000	305,268
Molina Healthcare, Inc.(1)	4.38	06/15/28	375,000	360,175
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	488,000	332,104
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	445,000	205,205
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	183,000	175,047
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	695,000	706,846
Select Medical Corp.(1)	6.25	08/15/26	561,000	562,601
Star Parent, Inc.(1)	9.00	10/01/30	465,000	484,182
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	365,000	375,240
Tenet Healthcare Corp.	4.25	06/01/29	648,000	613,509
Tenet Healthcare Corp.	4.38	01/15/30	680,000	637,951
Tenet Healthcare Corp.	4.63	06/15/28	275,000	266,068
Tenet Healthcare Corp.	5.13	11/01/27	690,000	684,681
Tenet Healthcare Corp.	6.13	10/01/28	1,155,000	1,154,963
Tenet Healthcare Corp.	6.13	06/15/30	965,000	970,724
Tenet Healthcare Corp.	6.25	02/01/27	678,000	679,070
Tenet Healthcare Corp.	6.75	05/15/31	585,000	598,454
Tenet Healthcare Corp.	6.88	11/15/31	157,000	168,516

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 52.4% (Continued)
Toledo Hospital	4.98	11/15/45	$120,000	$90,900
Toledo Hospital	5.33	11/15/28	145,000	141,816
Toledo Hospital	6.02	11/15/48	192,000	170,277
US Acute Care Solutions LLC(1)	9.75	05/15/29	370,000	377,854
				24,878,964
PHARMACEUTICALS – 18.9%
180 Medical, Inc.(1)	3.88	10/15/29	235,000	218,791
AdaptHealth LLC(1)	4.63	08/01/29	215,000	195,735
AdaptHealth LLC(1)	5.13	03/01/30	285,000	261,328
AdaptHealth LLC(1)	6.13	08/01/28	170,000	167,645
Bausch Health Cos, Inc.(1)	4.88	06/01/28	745,000	576,522
Bausch Health Cos, Inc.(1)	5.50	11/01/25	775,000	761,488
Bausch Health Cos, Inc.(1)	5.75	08/15/27	220,000	181,811
Bausch Health Cos, Inc.(1)	6.13	02/01/27	475,000	429,281
Bausch Health Cos, Inc.(1)	11.00	09/30/28	820,000	755,425
Bausch Health Cos, Inc.(1)	14.00	10/15/30	150,000	133,500
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	230,000	222,077
Elanco Animal Health, Inc.	6.65	08/28/28	333,000	341,862
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	465,000	497,770
Grifols SA(1)	4.75	10/15/28	328,000	302,591
Jazz Securities DAC(1)	4.38	01/15/29	697,000	660,193
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	360,000	393,685
Option Care Health, Inc.(1)	4.38	10/31/29	234,000	215,562
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	968,000	918,043
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	925,000	844,305
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	235,000	235,740
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	225,000	232,536
Owens & Minor, Inc.(1)	4.50	03/31/29	221,000	199,095
Owens & Minor, Inc.(1)	6.63	04/01/30	256,000	244,531
				8,989,516
SOFTWARE – 2.5%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	1,086,000	1,027,858
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	170,000	168,556
				1,196,414
TOTAL CORPORATE BONDS (Cost - $46,156,765)				46,609,338

SHORT-TERM INVESTMENTS – 1.3%
TIME DEPOSITS – 1.3%
JP Morgan Chase, New York	4.18	11/01/24	639,800	639,800
TOTAL SHORT-TERM INVESTMENTS (Cost - $639,800)				639,800

TOTAL INVESTMENTS – 99.4% (Cost - $46,796,565)				$47,249,138
OTHER ASSETS LESS LIABILITIES – 0.6%				265,735
NET ASSETS – 100.0%				$47,514,873

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $36,596,755 and represents 77.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 1.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$170,000	$159,564
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	153,000	142,440
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	202,000	199,125
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	150,000	158,543
				659,672
BANKS – 7.0%
Banc of California	3.25	05/01/31	120,000	109,934
Dresdner Funding Trust I(1)	8.15	06/30/31	320,000	355,918
Freedom Mortgage Corp.(1)	6.63	01/15/27	165,000	163,206
Freedom Mortgage Corp.(1)	7.63	05/01/26	170,000	170,770
Freedom Mortgage Corp.(1)	12.00	10/01/28	250,000	270,332
Freedom Mortgage Corp.(1)	12.25	10/01/30	155,000	170,860
Intesa Sanpaolo SpA(1)	4.20	06/01/32	245,000	214,640
Intesa Sanpaolo SpA(1)	4.95	06/01/42	235,000	182,353
Intesa Sanpaolo SpA(1)	5.71	01/15/26	475,000	475,758
Popular, Inc.	7.25	03/13/28	135,000	139,987
Standard Chartered PLC(1),(2)	7.01	-	250,000	266,436
Texas Capital Bancshares, Inc.	4.00	05/06/31	115,000	109,259
UniCredit SpA(1)	5.46	06/30/35	477,000	460,430
UniCredit SpA(1)	5.86	06/19/32	317,000	315,997
UniCredit SpA(1)	7.30	04/02/34	396,000	414,694
Valley National Bancorp	3.00	06/15/31	80,000	68,108
Western Alliance Bancorp.	3.00	06/15/31	200,000	185,262
				4,073,944
COMMERCIAL SERVICES – 5.5%
Block, Inc.	2.75	06/01/26	315,000	303,570
Block, Inc.	3.50	06/01/31	322,000	285,736
Block, Inc.(1)	6.50	05/15/32	635,000	647,075
Boost Newco Borrower LLC(1)	7.50	01/15/31	700,000	738,626
CPI CG, Inc.(1)	10.00	07/15/29	95,000	99,613
Dcli Bidco LLC(1)	7.75	11/15/29	160,000	162,839
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	165,000	158,476
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	105,000	97,015
PROG Holdings, Inc.(1)	6.00	11/15/29	200,000	193,518
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	165,000	162,384
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	340,000	349,091
				3,197,943
DIVERSIFIED FINANCIAL SERVICES – 32.7%
AG Issuer LLC(1)	6.25	03/01/28	155,000	152,278
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	165,000	170,618
Ally Financial, Inc.	5.75	11/20/25	350,000	351,470
Ally Financial, Inc.	6.70	02/14/33	155,000	155,728
Aretec Group, Inc.(1)	7.50	04/01/29	125,000	120,509
Aretec Group, Inc.(1)	10.00	08/15/30	230,000	250,897
Armor Holdco, Inc.(1)	8.50	11/15/29	120,000	117,605
Azorra Finance Ltd.(1)	7.75	04/15/30	180,000	177,995

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 32.7% (Continued)
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	$290,000	$306,570
Brightsphere Investment Group, Inc.	4.80	07/27/26	85,000	83,241
Burford Capital Global Finance LLC(1)	6.25	04/15/28	135,000	134,804
Burford Capital Global Finance LLC(1)	6.88	04/15/30	130,000	130,710
Burford Capital Global Finance LLC(1)	9.25	07/01/31	210,000	225,183
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	140,000	140,937
Coinbase Global, Inc.(1)	3.38	10/01/28	330,000	293,643
Coinbase Global, Inc.(1)	3.63	10/01/31	230,000	192,027
Credit Acceptance Corp.	6.63	03/15/26	135,000	134,995
Credit Acceptance Corp.(1)	9.25	12/15/28	195,000	206,584
Encore Capital Group, Inc.(1)	8.50	05/15/30	155,000	163,521
Encore Capital Group, Inc.(1)	9.25	04/01/29	175,000	186,550
Enova International, Inc.(1)	9.13	08/01/29	155,000	159,249
Enova International, Inc.(1)	11.25	12/15/28	135,000	145,497
Focus Financial Partners LLC(1)	6.75	09/15/31	315,000	313,154
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	230,000	233,270
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	360,000	368,933
GGAM Finance Ltd.(1)	5.88	03/15/30	125,000	123,594
GGAM Finance Ltd.(1)	6.88	04/15/29	140,000	143,019
GGAM Finance Ltd.(1)	7.75	05/15/26	125,000	127,276
GGAM Finance Ltd.(1)	8.00	02/15/27	220,000	227,435
GGAM Finance Ltd.(1)	8.00	06/15/28	185,000	195,169
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	355,000	367,278
goeasy Ltd.(1)	6.88	05/15/30	110,000	111,851
goeasy Ltd.(1)	7.63	07/01/29	200,000	205,587
goeasy Ltd.(1)	9.25	12/01/28	190,000	202,778
Hightower Holding LLC(1)	6.75	04/15/29	105,000	103,465
Hightower Holding LLC(1)	9.13	01/31/30	130,000	137,164
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	188,000	178,013
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	345,000	345,439
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	470,000	487,550
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	327,000	301,953
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	155,000	154,510
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	90,000	89,774
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	140,000	149,030
LD Holdings Group LLC(1)	6.13	04/01/28	175,000	151,792
LD Holdings Group LLC(1)	8.75	11/01/27	99,000	94,947
LFS Topco LLC(1)	5.88	10/15/26	80,000	75,498
Midcap Financial Issuer Trust(1)	5.63	01/15/30	125,000	110,652
Midcap Financial Issuer Trust(1)	6.50	05/01/28	330,000	312,242
Nationstar Mortgage Holdings, Inc.(1)	5.00	02/01/26	153,000	151,593
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	205,000	192,125
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	290,000	283,270
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	190,000	181,911
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	187,000	186,497
Nationstar Mortgage Holdings, Inc.(1)	6.50	08/01/29	230,000	230,176
Nationstar Mortgage Holdings, Inc.(1)	7.13	02/01/32	315,000	322,279

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 32.7% (Continued)
Navient Corp.	4.88	03/15/28	$165,000	$157,377
Navient Corp.	5.00	03/15/27	220,000	216,466
Navient Corp.	5.50	03/15/29	235,000	224,101
Navient Corp.	5.63	08/01/33	184,000	158,981
Navient Corp.	6.75	06/15/26	165,000	168,280
Navient Corp.	9.38	07/25/30	165,000	179,782
Navient Corp.	11.50	03/15/31	155,000	174,102
OneMain Finance Corp.	3.50	01/15/27	230,000	219,676
OneMain Finance Corp.	3.88	09/15/28	198,000	182,704
OneMain Finance Corp.	4.00	09/15/30	277,000	244,131
OneMain Finance Corp.	5.38	11/15/29	245,000	235,037
OneMain Finance Corp.	6.63	01/15/28	235,000	238,862
OneMain Finance Corp.	7.13	03/15/26	487,000	499,242
OneMain Finance Corp.	7.13	11/15/31	235,000	237,865
OneMain Finance Corp.	7.50	05/15/31	235,000	240,509
OneMain Finance Corp.	7.88	03/15/30	235,000	244,870
OneMain Finance Corp.	9.00	01/15/29	290,000	307,470
Osaic Holdings, Inc.(1)	10.75	08/01/27	140,000	144,775
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	135,000	133,112
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	215,000	200,743
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	150,000	143,352
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	215,000	218,418
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	230,000	241,029
PHH Mortgage Corp.(1)	7.88	03/15/26	95,000	96,978
PRA Group, Inc.(1)	5.00	10/01/29	107,000	96,919
PRA Group, Inc.(1)	8.38	02/01/28	135,000	138,899
PRA Group, Inc.(1)	8.88	01/31/30	135,000	140,232
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	125,000	127,925
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	365,000	347,652
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	235,000	216,661
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	399,000	355,750
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	275,000	237,416
SLM Corp.	3.13	11/02/26	160,000	151,860
StoneX Group, Inc.(1)	7.88	03/01/31	185,000	194,800
Synchrony Financial	7.25	02/02/33	240,000	245,859
United Wholesale Mortgage LLC(1)	5.50	11/15/25	255,000	253,892
United Wholesale Mortgage LLC(1)	5.50	04/15/29	225,000	214,794
United Wholesale Mortgage LLC(1)	5.75	06/15/27	163,000	160,321
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	165,000	169,555
				19,020,232
ELECTRIC – 0.6%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	235,000	233,523
Terraform Global Operating LP(1)	6.13	03/01/26	110,000	109,836
				343,359
ENGINEERING & CONSTRUCTION – 0.2%
INNOVATE Corp.(1)	8.50	02/01/26	110,000	90,054

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 19.0%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	$220,000	$207,093
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	157,000	148,720
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	350,000	356,166
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	295,000	300,069
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	165,000	169,682
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	237,000	225,000
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	147,000	138,987
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	310,000	307,350
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	425,000	423,787
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	396,000	398,158
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	460,000	463,479
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	230,000	228,291
AmWINS Group, Inc.(1)	4.88	06/30/29	245,000	230,830
AmWINS Group, Inc.(1)	6.38	02/15/29	250,000	251,390
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	235,000	234,997
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	240,000	246,286
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	320,000	327,210
Assurant, Inc.	7.00	03/27/48	135,000	137,357
AssuredPartners, Inc.(1)	5.63	01/15/29	170,000	161,027
AssuredPartners, Inc.(1)	7.50	02/15/32	165,000	166,309
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	200,000	204,186
BroadStreet Partners, Inc.(1)	5.88	04/15/29	240,000	229,723
Constellation Insurance, Inc.(1)	6.63	05/01/31	80,000	78,233
Constellation Insurance, Inc.(1)	6.80	01/24/30	145,000	143,077
Genworth Holdings, Inc.	6.50	06/15/34	80,000	79,404
Global Atlantic Finance Co.(1)	4.70	10/15/51	245,000	235,091
Global Atlantic Finance Co.(1)	7.95	10/15/54	185,000	192,417
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	320,000	326,027
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	165,000	167,070
HUB International Ltd.(1)	5.63	12/01/29	175,000	169,645
HUB International Ltd.(1)	7.25	06/15/30	1,040,000	1,075,649
HUB International Ltd.(1)	7.38	01/31/32	605,000	617,539
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	239,000	253,346
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	155,000	167,103
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	160,000	151,026
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	255,000	167,979
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	135,000	150,000
Panther Escrow Issuer LLC(1)	7.13	06/01/31	955,000	978,618
Ryan Specialty LLC(1)	4.38	02/01/30	135,000	128,143
Ryan Specialty LLC(1)	5.88	08/01/32	195,000	194,519
USI, Inc./NY(1)	7.50	01/15/32	205,000	209,414
				11,040,397

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.4%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	$105,000	$94,881
Acuris Finance US, Inc./Acuris Finance Sarl(1)	9.00	08/01/29	170,000	167,272
				262,153
INVESTMENT COMPANIES – 3.2%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	95,000	87,725
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	317,000	305,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	230,000	192,133
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	460,000	428,994
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	396,000	389,583
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	235,000	227,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	220,000	220,110
				1,850,833
OIL & GAS – 0.3%
NewCo Holding USD 20 Sarl(1)	9.38	11/07/29	205,000	204,693

PIPELINES – 0.4%
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	200,000	214,403

REAL ESTATE INVESTMENT TRUSTS (REITS) – 24.1%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	167,000	145,014
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	112,000	104,839
Brandywine Operating Partnership LP	3.95	11/15/27	140,000	131,138
Brandywine Operating Partnership LP	4.55	10/01/29	95,000	87,539
Brandywine Operating Partnership LP	8.30	03/15/28	120,000	126,192
Brandywine Operating Partnership LP	8.88	04/12/29	135,000	146,422
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	212,000	204,495
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	5.75	05/15/26	270,000	267,565
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	135,000	128,013
Diversified Healthcare Trust	4.38	03/01/31	175,000	141,914
Diversified Healthcare Trust	4.75	02/15/28	155,000	137,271
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	165,000	151,480
Hudson Pacific Properties LP	3.25	01/15/30	130,000	95,071
Hudson Pacific Properties LP	3.95	11/01/27	120,000	107,739
Hudson Pacific Properties LP	4.65	04/01/29	165,000	132,163
Hudson Pacific Properties LP	5.95	02/15/28	115,000	102,079
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	239,000	225,462
Iron Mountain, Inc.(1)	4.50	02/15/31	340,000	315,992
Iron Mountain, Inc.(1)	4.88	09/15/27	332,000	326,513
Iron Mountain, Inc.(1)	4.88	09/15/29	310,000	298,809
Iron Mountain, Inc.(1)	5.00	07/15/28	175,000	170,689
Iron Mountain, Inc.(1)	5.25	03/15/28	255,000	250,497
Iron Mountain, Inc.(1)	5.25	07/15/30	430,000	416,163
Iron Mountain, Inc.(1)	5.63	07/15/32	185,000	179,631
Iron Mountain, Inc.(1)	7.00	02/15/29	300,000	308,754
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	195,000	188,937

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 24.1% (Continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	$202,000	$192,641
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	7.00	07/15/31	165,000	171,248
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	413,000	292,918
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	287,000	223,502
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	445,000	393,035
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	155,000	146,775
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	167,000	153,976
Office Properties Income Trust(1)	9.00	03/31/29	100,000	97,580
Office Properties Income Trust(1)	9.00	09/30/29	186,000	157,329
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	240,000	228,821
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	230,000	227,832
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, inc.(1)	7.00	02/01/30	180,000	184,527
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	130,000	129,935
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	187,000	179,204
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	225,000	220,429
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	310,000	313,899
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	135,000	140,139
Rithm Capital Corp.(1)	8.00	04/01/29	250,000	249,692
RLJ Lodging Trust LP(1)	3.75	07/01/26	170,000	164,816
RLJ Lodging Trust LP(1)	4.00	09/15/29	155,000	139,846
SBA Communications Corp.	3.13	02/01/29	475,000	432,590
SBA Communications Corp.	3.88	02/15/27	476,000	461,014
Service Properties Trust	3.95	01/15/28	132,000	113,427
Service Properties Trust	4.38	02/15/30	135,000	102,312
Service Properties Trust	4.75	10/01/26	137,000	129,590
Service Properties Trust	4.95	02/15/27	140,000	130,523
Service Properties Trust	4.95	10/01/29	130,000	104,026
Service Properties Trust	5.25	02/15/26	110,000	106,792
Service Properties Trust	5.50	12/15/27	130,000	123,232
Service Properties Trust	8.38	06/15/29	235,000	229,873
Service Properties Trust(1)	8.63	11/15/31	310,000	327,899
Service Properties Trust	8.88	06/15/32	155,000	144,230
Starwood Property Trust, Inc.(1)	3.63	07/15/26	135,000	129,525
Starwood Property Trust, Inc.(1)	4.38	01/15/27	155,000	149,535
Starwood Property Trust, Inc.(1)	6.00	04/15/30	125,000	122,645
Starwood Property Trust, Inc.(1)	7.25	04/01/29	190,000	194,663
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	220,000	184,568
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	190,000	174,848
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	367,000	316,370
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	10.50	02/15/28	105,000	111,946
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	10.50	02/15/28	895,000	954,208
Vornado Realty LP	2.15	06/01/26	135,000	127,834
Vornado Realty LP	3.40	06/01/31	110,000	93,671
XHR LP(1)	4.88	06/01/29	165,000	155,031
				14,018,877

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 0.8%
FirstCash, Inc.(1)	4.63	09/01/28	$155,000	$146,972
FirstCash, Inc.(1)	5.63	01/01/30	183,000	177,849
FirstCash, Inc.(1)	6.88	03/01/32	155,000	156,960
				481,781
SOFTWARE – 0.2%
ACI Worldwide, Inc.(1)	5.75	08/15/26	125,000	125,367

TRANSPORTATION – 0.3%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	197,000	188,146

TRUCKING & LEASING – 1.9%
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	320,000	314,034
Fortress Transportation & Infrastructure Investors LLC(1)	5.88	04/15/33	160,000	156,114
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	05/01/31	220,000	226,453
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	06/15/32	255,000	261,812
Fortress Transportation & Infrastructure Investors LLC(1)	7.88	12/01/30	155,000	163,435
				1,121,848
TOTAL CORPORATE BONDS (Cost - $55,486,791)				56,893,702

SHORT-TERM INVESTMENTS – 0.6%
TIME DEPOSITS – 0.6%
Sumitomo Mitsui Trust Bank, London	4.18	11/01/24	359,525	359,525
TOTAL SHORT-TERM INVESTMENTS (Cost - $359,525)				359,525

TOTAL INVESTMENTS – 98.3% (Cost - $55,846,316)				$57,253,227
OTHER ASSETS LESS LIABILITIES – 1.7%				968,165
NET ASSETS – 100.0%				$58,221,392

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $44,181,168 and represents 75.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.4%
CHEMICALS – 0.7%
Consolidated Energy Finance SA(1)	5.63	10/15/28	$45,000	$36,719
Consolidated Energy Finance SA(1)	12.00	02/15/31	60,000	58,593
				95,312
GAS – 0.6%
AltaGas Ltd.(1)	7.20	10/15/54	80,000	80,399

OIL & GAS – 48.0%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	90,000	90,686
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	40,000	38,676
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	50,000	49,563
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	50,000	51,056
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	30,000	35,628
Baytex Energy Corp.(1)	7.38	03/15/32	50,000	48,582
Baytex Energy Corp.(1)	8.50	04/30/30	75,000	76,371
Berry Petroleum Co. LLC(1)	7.00	02/15/26	35,000	34,148
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	125,299	128,759
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	43,908	45,334
California Resources Corp.(1)	8.25	06/15/29	80,000	80,857
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	20,000	20,140
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	35,000	35,992
Chord Energy Corp.(1)	6.38	06/01/26	35,000	35,100
CITGO Petroleum Corp.(1)	6.38	06/15/26	55,000	55,099
CITGO Petroleum Corp.(1)	8.38	01/15/29	100,000	104,102
Civitas Resources, Inc.(1)	5.00	10/15/26	40,000	39,318
Civitas Resources, Inc.(1)	8.38	07/01/28	115,000	118,993
Civitas Resources, Inc.(1)	8.63	11/01/30	90,000	94,627
Civitas Resources, Inc.(1)	8.75	07/01/31	130,000	136,319
CNX Resources Corp.(1)	6.00	01/15/29	43,000	42,667
CNX Resources Corp.(1)	7.25	03/01/32	40,000	41,244
CNX Resources Corp.(1)	7.38	01/15/31	45,000	46,293
Comstock Resources, Inc.(1)	5.88	01/15/30	90,000	82,308
Comstock Resources, Inc.(1)	6.75	03/01/29	105,000	100,624
Comstock Resources, Inc.(1)	6.75	03/01/29	40,000	38,316
Crescent Energy Finance LLC(1)	7.38	01/15/33	90,000	87,365
Crescent Energy Finance LLC(1)	7.63	04/01/32	65,000	64,230
Crescent Energy Finance LLC(1)	9.25	02/15/28	90,000	94,513
CVR Energy, Inc.(1)	5.75	02/15/28	30,000	27,390
CVR Energy, Inc.(1)	8.50	01/15/29	60,000	58,235
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	50,000	51,666
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	67,000	67,433
Encino Acquisition Partners Holdings LLC(1)	8.75	05/01/31	40,000	41,097
Energean PLC(1)	6.50	04/30/27	40,000	39,910
EnQuest PLC(1)	11.63	11/01/27	40,000	40,475
Global Marine, Inc.	7.00	06/01/28	25,000	23,680
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	60,000	60,385
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	55,000	52,820
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	41,000	39,142

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 48.0% (Continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	$55,000	$52,206
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	60,000	58,591
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	45,000	42,261
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	45,000	43,107
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	90,000	88,353
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	55,000	57,545
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	70,000	70,193
Karoon USA Finance, Inc.(1)	10.50	05/14/29	30,000	30,980
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	45,000	44,499
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	30,000	29,967
Matador Resources Co.(1)	6.25	04/15/33	70,000	68,679
Matador Resources Co.(1)	6.50	04/15/32	80,000	79,289
Matador Resources Co.(1)	6.88	04/15/28	45,000	45,848
MEG Energy Corp.(1)	5.88	02/01/29	55,000	53,969
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	65,000	63,742
Murphy Oil Corp.	5.88	12/01/42	35,000	30,755
Murphy Oil Corp.	6.00	10/01/32	45,000	43,344
Nabors Industries Ltd.(1)	7.50	01/15/28	30,000	28,567
Nabors Industries, Inc.(1)	7.38	05/15/27	65,000	65,100
Nabors Industries, Inc.(1)	8.88	08/15/31	50,000	47,312
Nabors Industries, Inc.(1)	9.13	01/31/30	60,000	62,018
Noble Finance II LLC(1)	8.00	04/15/30	130,000	131,859
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	55,000	55,580
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	50,000	51,793
Parkland Corp.(1)	4.50	10/01/29	75,000	69,732
Parkland Corp.(1)	4.63	05/01/30	76,000	69,918
Parkland Corp.(1)	5.88	07/15/27	40,000	39,612
Parkland Corp.(1)	6.63	08/15/32	45,000	44,942
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	75,000	72,846
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	45,000	44,958
Permian Resources Operating LLC(1)	5.38	01/15/26	20,000	19,919
Permian Resources Operating LLC(1)	5.88	07/01/29	67,000	66,104
Permian Resources Operating LLC(1)	6.25	02/01/33	85,000	84,445
Permian Resources Operating LLC(1)	7.00	01/15/32	95,000	96,985
Permian Resources Operating LLC(1)	8.00	04/15/27	50,000	51,426
Permian Resources Operating LLC(1)	9.88	07/15/31	50,000	55,284
Precision Drilling Corp.(1)	6.88	01/15/29	35,000	34,851
Range Resources Corp.(1)	4.75	02/15/30	48,000	45,230
Range Resources Corp.	8.25	01/15/29	55,000	56,707
Seadrill Finance Ltd.(1)	8.38	08/01/30	50,000	51,101
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	55,000	57,141
SM Energy Co.	6.50	07/15/28	40,000	39,922
SM Energy Co.	6.63	01/15/27	35,000	35,020
SM Energy Co.	6.75	09/15/26	40,000	40,112
SM Energy Co.(1)	6.75	08/01/29	55,000	54,704
SM Energy Co.(1)	7.00	08/01/32	75,000	74,440
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	40,000	39,734
Sunoco LP(1)	7.00	05/01/29	65,000	67,105

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 48.0% (Continued)
Sunoco LP(1)	7.25	05/01/32	$75,000	$78,137
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	75,000	71,366
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	65,000	61,052
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	40,000	39,941
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	40,000	40,069
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	50,000	51,428
Talos Production, Inc.(1)	9.00	02/01/29	55,000	56,697
Talos Production, Inc.(1)	9.38	02/01/31	55,000	56,672
Teine Energy Ltd.(1)	6.88	04/15/29	35,000	34,592
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	65,000	61,421
Transocean Aquila Ltd.(1)	8.00	09/30/28	27,231	28,084
Transocean Poseidon Ltd.(1)	6.88	02/01/27	27,000	27,005
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	50,000	51,491
Transocean, Inc.	6.80	03/15/38	60,000	49,837
Transocean, Inc.	7.50	04/15/31	25,000	23,348
Transocean, Inc.(1)	8.00	02/01/27	63,000	62,866
Transocean, Inc.(1)	8.25	05/15/29	75,000	75,407
Transocean, Inc.(1)	8.50	05/15/31	90,000	90,752
Transocean, Inc.(1)	8.75	02/15/30	93,500	96,939
Valaris Ltd.(1)	8.38	04/30/30	100,000	101,534
Vermilion Energy, Inc.(1)	6.88	05/01/30	36,000	35,605
Viper Energy, Inc.(1)	5.38	11/01/27	35,000	34,629
Viper Energy, Inc.(1)	7.38	11/01/31	35,000	36,395
Vital Energy, Inc.(1)	7.75	07/31/29	29,000	28,484
Vital Energy, Inc.(1)	7.88	04/15/32	90,000	86,548
Vital Energy, Inc.	9.75	10/15/30	25,000	26,402
W&T Offshore, Inc.(1)	11.75	02/01/26	25,000	25,121
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	55,000	53,480
				6,562,240
OIL & GAS SERVICES – 5.7%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	70,000	70,187
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	60,000	60,314
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	35,000	35,130
Bristow Group, Inc.(1)	6.88	03/01/28	35,000	34,788
Enerflex Ltd.(1)	9.00	10/15/27	49,000	51,036
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	30,000	32,021
Kodiak Gas Services LLC(1)	7.25	02/15/29	65,000	66,867
Nine Energy Service, Inc.	13.00	02/01/28	25,000	16,397
Oceaneering International, Inc.	6.00	02/01/28	25,000	24,584
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	30,000	30,184
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	65,000	65,358
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	95,000	96,818
Viridien(1)	8.75	04/01/27	45,000	43,530
Weatherford International Ltd.(1)	8.63	04/30/30	149,000	154,119
				781,333

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 41.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	$73,000	$71,153
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	55,000	54,939
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	60,000	59,723
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	50,000	50,599
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	25,000	24,999
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	45,000	46,195
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	50,000	51,683
Buckeye Partners LP	3.95	12/01/26	60,000	57,734
Buckeye Partners LP	4.13	12/01/27	30,000	28,704
Buckeye Partners LP(1)	4.50	03/01/28	40,000	38,133
Buckeye Partners LP	5.60	10/15/44	25,000	21,230
Buckeye Partners LP	5.85	11/15/43	40,000	34,608
Buckeye Partners LP(1)	6.88	07/01/29	60,000	61,035
CNX Midstream Partners LP(1)	4.75	04/15/30	35,000	32,610
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	120,000	114,297
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	50,000	52,940
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	40,000	39,659
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	95,000	97,544
DT Midstream, Inc.(1)	4.13	06/15/29	100,000	93,980
DT Midstream, Inc.(1)	4.38	06/15/31	90,000	82,861
Energy Transfer LP	7.13	10/01/54	40,000	40,454
Energy Transfer LP	8.00	05/15/54	65,000	68,923
EQM Midstream Partners LP	4.13	12/01/26	25,000	24,477
EQM Midstream Partners LP(1)	4.50	01/15/29	80,000	77,070
EQM Midstream Partners LP(1)	4.75	01/15/31	95,000	90,383
EQM Midstream Partners LP	5.50	07/15/28	75,000	74,499
EQM Midstream Partners LP(1)	6.38	04/01/29	60,000	60,983
EQM Midstream Partners LP(1)	6.50	07/01/27	88,000	90,079
EQM Midstream Partners LP	6.50	07/15/48	50,000	50,357
EQM Midstream Partners LP(1)	7.50	06/01/27	50,000	51,160
EQM Midstream Partners LP(1)	7.50	06/01/30	50,000	53,809
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	65,000	65,700
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	70,000	70,009
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	80,000	81,471
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	60,000	61,328
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	35,000	36,079
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	30,000	29,969
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	40,000	40,155
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	40,000	40,846
Harvest Midstream I LP(1)	7.50	09/01/28	65,000	65,805
Harvest Midstream I LP(1)	7.50	05/15/32	50,000	51,231
Hess Midstream Operations LP(1)	4.25	02/15/30	65,000	60,744
Hess Midstream Operations LP(1)	5.13	06/15/28	55,000	53,866
Hess Midstream Operations LP(1)	5.50	10/15/30	40,000	39,115
Hess Midstream Operations LP(1)	5.63	02/15/26	70,000	69,885
Hess Midstream Operations LP(1)	6.50	06/01/29	50,000	50,867
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	50,000	51,045
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	55,000	58,073

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 41.8% (Continued)
ITT Holdings LLC(1)	6.50	08/01/29	$111,000	$102,685
Kinetik Holdings LP(1)	5.88	06/15/30	95,000	94,350
Kinetik Holdings LP(1)	6.63	12/15/28	70,000	71,553
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	35,000	38,158
New Fortress Energy, Inc.(1)	6.50	09/30/26	140,000	129,795
New Fortress Energy, Inc.(1)	8.75	03/15/29	65,000	54,324
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	85,000	85,605
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	115,000	115,974
Northriver Midstream Finance LP(1)	6.75	07/15/32	55,000	56,490
NuStar Logistics LP	5.63	04/28/27	53,000	52,628
NuStar Logistics LP	6.00	06/01/26	40,000	40,059
NuStar Logistics LP	6.38	10/01/30	55,000	55,667
Prairie Acquiror LP(1)	9.00	08/01/29	35,000	35,517
Rockies Express Pipeline LLC(1)	4.80	05/15/30	30,000	27,771
Rockies Express Pipeline LLC(1)	4.95	07/15/29	55,000	51,709
Rockies Express Pipeline LLC(1)	6.88	04/15/40	45,000	42,701
Rockies Express Pipeline LLC(1)	7.50	07/15/38	20,000	20,437
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.50	03/01/55	55,000	57,157
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.63	03/01/55	45,000	46,374
Summit Midstream Holdings LLC(1)	8.63	10/31/29	50,000	51,691
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	70,000	67,287
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	35,000	34,763
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	70,000	65,758
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	36,000	33,426
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	75,000	75,297
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	30,000	29,532
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	110,000	101,504
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	117,000	101,730
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	100,000	91,208
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	105,000	107,392
Venture Global LNG, Inc.(1)	7.00	01/15/30	130,000	130,892
Venture Global LNG, Inc.(1)	8.13	06/01/28	195,000	202,505
Venture Global LNG, Inc.(1)	8.38	06/01/31	215,000	223,481
Venture Global LNG, Inc.(1)	9.50	02/01/29	280,000	309,660
Venture Global LNG, Inc.(1)	9.88	02/01/32	175,000	191,127
				5,719,215
RETAIL – 0.6%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	55,000	50,793
Vivo Energy Investments BV(1)	5.13	09/24/27	30,000	29,414
				80,207
TOTAL CORPORATE BONDS (Cost - $13,391,651)				13,318,706

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.9%
TIME DEPOSITS – 1.9%
Citibank, New York	4.18	11/01/24	$256,539	$256,539
TOTAL SHORT-TERM INVESTMENTS (Cost - $256,539)				256,539

TOTAL INVESTMENTS – 99.3% (Cost - $13,648,190)				$13,575,245
OTHER ASSETS LESS LIABILITIES – 0.7%				99,212
NET ASSETS – 100.0%				$13,674,457

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $11,594,383 and represents 84.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.2%
APPAREL – 3.4%
Crocs, Inc.(1)	4.13	08/15/31	$122,000	$107,013
Crocs, Inc.(1)	4.25	03/15/29	160,000	146,917
Hanesbrands, Inc.(1)	4.88	05/15/26	348,000	344,116
Hanesbrands, Inc.(1)	9.00	02/15/31	245,000	262,719
Kontoor Brands, Inc.(1)	4.13	11/15/29	149,000	139,033
Levi Strauss & Co.(1)	3.50	03/01/31	195,000	172,454
Under Armour, Inc.	3.25	06/15/26	235,000	226,257
VF Corp.	2.80	04/23/27	205,000	193,628
VF Corp.	2.95	04/23/30	295,000	254,854
VF Corp.	6.00	10/15/33	115,000	115,175
VF Corp.	6.45	11/01/37	105,000	107,177
William Carter Co.(1)	5.63	03/15/27	200,000	199,008
Wolverine World Wide, Inc.(1)	4.00	08/15/29	210,000	179,780
				2,448,131
AUTO MANUFACTURERS – 2.7%
Allison Transmission, Inc.(1)	3.75	01/30/31	390,000	346,424
Allison Transmission, Inc.(1)	4.75	10/01/27	165,000	161,044
Allison Transmission, Inc.(1)	5.88	06/01/29	197,000	196,491
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	415,000	403,545
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	200,000	193,524
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	152,000	148,461
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	225,000	222,685
McLaren Finance PLC(1)	7.50	08/01/26	251,000	244,725
				1,916,899
AUTO PARTS & EQUIPMENT – 10.3%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	317,000	312,620
Adient Global Holdings Ltd.(1)	7.00	04/15/28	200,000	203,497
Adient Global Holdings Ltd.(1)	8.25	04/15/31	190,000	196,980
American Axle & Manufacturing, Inc.	5.00	10/01/29	240,000	217,371
American Axle & Manufacturing, Inc.	6.50	04/01/27	205,000	204,542
American Axle & Manufacturing, Inc.	6.88	07/01/28	159,000	157,490
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	360,000	360,947
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	300,000	307,342
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	625,000	629,511
Dana, Inc.	4.25	09/01/30	152,000	133,035
Dana, Inc.	4.50	02/15/32	133,000	113,878
Dana, Inc.	5.38	11/15/27	164,000	160,555
Dana, Inc.	5.63	06/15/28	164,000	159,330
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	320,000	319,612
Goodyear Tire & Rubber Co.	4.88	03/15/27	275,000	265,595
Goodyear Tire & Rubber Co.	5.00	05/31/26	365,000	359,018
Goodyear Tire & Rubber Co.	5.00	07/15/29	320,000	289,999
Goodyear Tire & Rubber Co.	5.25	04/30/31	223,000	196,062
Goodyear Tire & Rubber Co.	5.25	07/15/31	237,000	208,536
Goodyear Tire & Rubber Co.	5.63	04/30/33	184,000	159,318
Phinia, Inc.(1)	6.63	10/15/32	170,000	169,582

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 10.3% (Continued)
Phinia, Inc.(1)	6.75	04/15/29	$216,000	$220,764
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	245,000	214,226
Tenneco, Inc.(1)	8.00	11/17/28	750,000	695,124
ZF North America Capital, Inc.(1)	6.75	04/23/30	305,000	300,902
ZF North America Capital, Inc.(1)	6.88	04/14/28	240,000	242,301
ZF North America Capital, Inc.(1)	6.88	04/23/32	280,000	273,774
ZF North America Capital, Inc.(1)	7.13	04/14/30	245,000	246,591
				7,318,502
COMMERCIAL SERVICES – 2.3%
Belron UK Finance PLC(1)	5.75	10/15/29	435,000	436,179
Champions Financing, Inc.(1)	8.75	02/15/29	240,000	242,501
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	291,000	279,130
Upbound Group, Inc.(1)	6.38	02/15/29	180,000	171,489
Wand NewCo 3, Inc.(1)	7.63	01/30/32	500,000	517,169
				1,646,468
DISTRIBUTION/WHOLESALE – 0.6%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	200,000	197,451
Velocity Vehicle Group LLC(1)	8.00	06/01/29	200,000	206,211
				403,662
DIVERSIFIED FINANCIAL SERVICES – 0.2%
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	160,000	132,520

ENTERTAINMENT – 20.8%
Affinity Interactive(1)	6.88	12/15/27	220,000	180,775
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	370,000	319,605
Boyne USA, Inc.(1)	4.75	05/15/29	272,000	259,602
Caesars Entertainment, Inc.(1)	4.63	10/15/29	480,000	450,320
Caesars Entertainment, Inc.(1)	6.00	10/15/32	425,000	414,835
Caesars Entertainment, Inc.(1)	6.50	02/15/32	600,000	608,844
Caesars Entertainment, Inc.(1)	7.00	02/15/30	803,000	823,747
Caesars Entertainment, Inc.(1)	8.13	07/01/27	209,000	213,231
CCM Merger, Inc.(1)	6.38	05/01/26	97,000	96,761
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.25	07/15/29	210,000	202,429
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.38	04/15/27	210,000	208,567
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	6.50	10/01/28	102,000	102,949
Churchill Downs, Inc.(1)	4.75	01/15/28	265,000	257,294
Churchill Downs, Inc.(1)	5.50	04/01/27	241,000	239,743
Churchill Downs, Inc.(1)	5.75	04/01/30	482,000	474,901
Churchill Downs, Inc.(1)	6.75	05/01/31	240,000	244,636
Cinemark USA, Inc.(1)	5.25	07/15/28	301,000	295,668
Cinemark USA, Inc.(1)	7.00	08/01/32	200,000	205,166
Empire Resorts, Inc.(1)	7.75	11/01/26	98,000	93,435
Everi Holdings, Inc.(1)	5.00	07/15/29	164,000	162,849

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 20.8% (Continued)
International Game Technology PLC(1)	4.13	04/15/26	$300,000	$295,898
International Game Technology PLC(1)	5.25	01/15/29	300,000	294,974
International Game Technology PLC(1)	6.25	01/15/27	305,000	308,242
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	200,000	197,013
Light & Wonder International, Inc.(1)	7.00	05/15/28	287,000	288,441
Light & Wonder International, Inc.(1)	7.25	11/15/29	196,000	200,537
Light & Wonder International, Inc.(1)	7.50	09/01/31	210,000	217,104
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	195,000	185,226
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	383,000	372,999
Live Nation Entertainment, Inc.(1)	5.63	03/15/26	102,000	101,672
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	487,000	494,076
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	190,000	186,470
Merlin Entertainments Ltd.(1)	5.75	06/15/26	158,000	155,910
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	302,000	285,350
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	461,000	458,187
Motion Bondco DAC(1)	6.63	11/15/27	170,000	161,259
Odeon FinCo. PLC(1)	12.75	11/01/27	165,000	173,834
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	145,000	149,770
Penn Entertainment, Inc.(1)	4.13	07/01/29	162,000	145,766
Penn Entertainment, Inc.(1)	5.63	01/15/27	160,000	157,078
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	297,000	211,621
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	297,000	191,882
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	123,000	122,068
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	387,000	341,323
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	140,000	118,863
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	165,000	170,269
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	308,000	300,524
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	292,000	280,654
Six Flags Entertainment Corp./DE(1)	5.50	04/15/27	205,000	203,932
Six Flags Entertainment Corp./DE(1)	7.25	05/15/31	325,000	333,420
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.(1)	6.63	05/01/32	325,000	331,386
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	143,000	139,874
Universal Entertainment Corp.(1)	9.88	08/01/29	125,000	125,709
Vail Resorts, Inc.(1)	6.50	05/15/32	240,000	245,958
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	307,000	298,291
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	300,000	298,812
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	400,000	421,094
				14,820,843
FOREST PRODUCTS & PAPER – 0.4%
Glatfelter Corp.(1)	7.25	11/15/31	320,000	317,531

HOLDING COMPANIES-DIVERS – 0.3%
Benteler International AG(1)	10.50	05/15/28	200,000	206,969

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 0.8%
Forestar Group, Inc.(1)	3.85	05/15/26	$173,000	$168,767
Forestar Group, Inc.(1)	5.00	03/01/28	100,000	95,792
Thor Industries, Inc.(1)	4.00	10/15/29	205,000	187,355
Winnebago Industries, Inc.(1)	6.25	07/15/28	103,000	102,489
				554,403
INTERNET – 3.9%
GrubHub Holdings, Inc.(1)	5.50	07/01/27	200,000	186,829
Rakuten Group, Inc.(1),(2)	5.13	-	300,000	288,563
Rakuten Group, Inc.(1),(2)	6.25	-	400,000	362,000
Rakuten Group, Inc.(1)	9.75	04/15/29	785,000	850,449
Rakuten Group, Inc.(1)	11.25	02/15/27	710,000	773,314
Wayfair LLC(1)	7.25	10/31/29	315,000	319,540
				2,780,695
LEISURE TIME – 17.5%
Carnival Corp.(1)	5.75	03/01/27	1,068,000	1,071,871
Carnival Corp.(1)	6.00	05/01/29	777,000	778,803
Carnival Corp.(1)	7.63	03/01/26	542,000	546,129
Carnival Corp.(1)	10.50	06/01/30	405,000	437,238
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	815,000	875,422
Life Time, Inc.(1)	5.75	01/15/26	358,000	358,027
Life Time, Inc.(1)	6.00	11/15/31	200,000	199,276
Life Time, Inc.(1)	8.00	04/15/26	195,000	196,079
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	95,000	98,974
Lindblad Expeditions LLC(1)	6.75	02/15/27	153,000	153,846
NCL Corp. Ltd.(1)	5.88	03/15/26	572,000	571,732
NCL Corp. Ltd.(1)	5.88	02/15/27	380,000	379,862
NCL Corp. Ltd.(1)	6.25	03/01/30	120,000	118,782
NCL Corp. Ltd.(1)	7.75	02/15/29	240,000	254,801
NCL Corp. Ltd.(1)	8.13	01/15/29	315,000	334,160
NCL Corp. Ltd.(1)	8.38	02/01/28	241,000	252,631
NCL Finance Ltd.(1)	6.13	03/15/28	212,000	213,472
Royal Caribbean Cruises Ltd.	3.70	03/15/28	175,000	166,896
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	255,000	250,326
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	392,000	391,526
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	400,000	400,700
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	607,000	607,341
Royal Caribbean Cruises Ltd.(1)	5.63	09/30/31	600,000	597,924
Royal Caribbean Cruises Ltd.(1)	6.00	02/01/33	780,000	785,277
Royal Caribbean Cruises Ltd.(1)	6.25	03/15/32	505,000	515,174
Royal Caribbean Cruises Ltd.	7.50	10/15/27	127,000	134,695
Sabre GLBL, Inc.(1)	8.63	06/01/27	360,000	347,753
Sabre GLBL, Inc.(1)	11.25	12/15/27	225,000	231,940
Viking Cruises Ltd.(1)	5.88	09/15/27	325,000	323,151
Viking Cruises Ltd.(1)	7.00	02/15/29	205,000	206,757
Viking Cruises Ltd.(1)	9.13	07/15/31	295,000	318,788
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	142,000	140,152
VOC Escrow Ltd.(1)	5.00	02/15/28	255,000	248,088
				12,507,593

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
LODGING – 11.9%
Boyd Gaming Corp.	4.75	12/01/27	$390,000	$383,395
Boyd Gaming Corp.(1)	4.75	06/15/31	358,000	334,390
Full House Resorts, Inc.(1)	8.25	02/15/28	163,000	162,856
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	250,000	253,958
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	582,000	511,297
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	325,000	302,952
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	442,000	402,944
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	400,000	387,850
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	197,000	197,576
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	220,000	223,406
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	405,000	406,100
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	170,000	171,848
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	4.88	07/01/31	185,000	165,468
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	5.00	06/01/29	343,000	321,268
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	6.63	01/15/32	360,000	360,393
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	240,000	238,358
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	197,000	182,922
Marriott Ownership Resorts, Inc.	4.75	01/15/28	145,000	138,690
MGM Resorts International	4.63	09/01/26	165,000	163,635
MGM Resorts International	4.75	10/15/28	295,000	285,364
MGM Resorts International	5.50	04/15/27	273,000	272,588
MGM Resorts International	6.13	09/15/29	320,000	319,109
MGM Resorts International	6.50	04/15/32	305,000	305,261
Station Casinos LLC(1)	4.50	02/15/28	296,000	282,758
Station Casinos LLC(1)	4.63	12/01/31	205,000	186,441
Station Casinos LLC(1)	6.63	03/15/32	180,000	181,020
Travel + Leisure Co.(1)	4.50	12/01/29	260,000	243,022
Travel + Leisure Co.(1)	4.63	03/01/30	137,000	127,826
Travel + Leisure Co.	6.00	04/01/27	150,000	151,501
Travel + Leisure Co.(1)	6.63	07/31/26	262,000	264,404
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	195,000	185,740
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	363,000	360,571
				8,474,911
OIL & GAS SERVICES – 0.2%
Star Holding LLC(1)	8.75	08/01/31	130,000	123,794

REAL ESTATE – 4.4%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	260,200	228,290
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	165,000	126,015
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	219,000	180,637
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	251,000	252,584
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	165,000	177,923
Five Point Operating Co. LP/Five Point Capital Corp.(1),(3)	10.50	01/15/28	191,402	196,163
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	145,000	152,072

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 4.4% (Continued)
Howard Hughes Corp.(1)	4.13	02/01/29	$247,000	$227,706
Howard Hughes Corp.(1)	4.38	02/01/31	260,000	233,246
Howard Hughes Corp.(1)	5.38	08/01/28	297,000	289,023
Hunt Cos, Inc.(1)	5.25	04/15/29	256,000	243,431
Kennedy-Wilson, Inc.	4.75	03/01/29	249,000	228,515
Kennedy-Wilson, Inc.	4.75	02/01/30	223,000	199,690
Kennedy-Wilson, Inc.	5.00	03/01/31	235,000	207,775
Newmark Group, Inc.	7.50	01/12/29	190,000	201,319
				3,144,389
RETAIL – 18.5%
Academy Ltd.(1)	6.00	11/15/27	163,000	162,691
Advance Auto Parts, Inc.	1.75	10/01/27	145,000	128,971
Advance Auto Parts, Inc.	3.50	03/15/32	125,000	102,906
Advance Auto Parts, Inc.	3.90	04/15/30	205,000	182,617
Advance Auto Parts, Inc.	5.90	03/09/26	120,000	121,014
Advance Auto Parts, Inc.	5.95	03/09/28	120,000	121,034
Asbury Automotive Group, Inc.	4.50	03/01/28	165,000	159,421
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	320,000	299,885
Asbury Automotive Group, Inc.	4.75	03/01/30	175,000	164,829
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	236,000	217,587
Bath & Body Works, Inc.	5.25	02/01/28	177,000	174,714
Bath & Body Works, Inc.(1)	6.63	10/01/30	352,000	352,756
Bath & Body Works, Inc.	6.69	01/15/27	105,000	107,576
Bath & Body Works, Inc.	6.75	07/01/36	225,000	226,498
Bath & Body Works, Inc.	6.88	11/01/35	320,000	325,228
Bath & Body Works, Inc.	6.95	03/01/33	100,000	99,285
Bath & Body Works, Inc.	7.50	06/15/29	195,000	201,514
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	270,000	282,504
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	178,000	187,468
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	393,000	367,213
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	497,000	452,367
Foot Locker, Inc.(1)	4.00	10/01/29	164,000	141,084
Gap, Inc.(1)	3.63	10/01/29	302,000	271,347
Gap, Inc.(1)	3.88	10/01/31	292,000	251,254
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	205,000	192,700
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	210,000	191,066
Group 1 Automotive, Inc.(1)	4.00	08/15/28	312,000	293,196
Group 1 Automotive, Inc.(1)	6.38	01/15/30	185,000	186,292
Guitar Center, Inc.(1)	8.50	01/15/26	195,000	166,744
Ken Garff Automotive LLC(1)	4.88	09/15/28	163,000	158,224
Kohl’s Corp.	4.63	05/01/31	197,000	163,635
Kohl’s Corp.	5.55	07/17/45	164,000	110,472
LCM Investments Holdings II LLC(1)	4.88	05/01/29	390,000	368,873
LCM Investments Holdings II LLC(1)	8.25	08/01/31	340,000	355,347
Lithia Motors, Inc.(1)	3.88	06/01/29	317,000	291,200
Lithia Motors, Inc.(1)	4.38	01/15/31	210,000	192,320
Lithia Motors, Inc.(1)	4.63	12/15/27	160,000	155,379
Macy’s Retail Holdings LLC	4.30	02/15/43	100,000	69,106

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 18.5% (Continued)
Macy’s Retail Holdings LLC	4.50	12/15/34	$140,000	$117,105
Macy’s Retail Holdings LLC	5.13	01/15/42	98,000	75,527
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	120,000	117,371
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	170,000	164,605
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	180,000	172,219
Michaels Cos, Inc.(1)	5.25	05/01/28	343,000	247,247
Michaels Cos, Inc.(1)	7.88	05/01/29	442,000	235,307
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	8.50	10/01/28	440,000	447,747
Nordstrom, Inc.	4.00	03/15/27	141,000	135,842
Nordstrom, Inc.	4.25	08/01/31	170,000	149,945
Nordstrom, Inc.	4.38	04/01/30	202,000	183,310
Nordstrom, Inc.	5.00	01/15/44	379,000	285,651
Nordstrom, Inc.	6.95	03/15/28	118,000	122,366
Penske Automotive Group, Inc.	3.75	06/15/29	205,000	187,761
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	477,000	453,979
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	460,000	446,969
QVC, Inc.	5.45	08/15/34	153,000	100,739
QVC, Inc.	5.95	03/15/43	122,000	74,743
QVC, Inc.(1)	6.88	04/15/29	240,000	206,993
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	240,000	243,196
Sonic Automotive, Inc.(1)	4.63	11/15/29	253,000	232,527
Sonic Automotive, Inc.(1)	4.88	11/15/31	200,000	180,004
Staples, Inc.(1)	12.75	01/15/30	330,000	262,635
Victoria’s Secret & Co.(1)	4.63	07/15/29	240,000	211,735
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	170,000	177,638
				13,229,478
TOTAL CORPORATE BONDS (Cost - $69,487,341)				70,026,788

SHORT-TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
JP Morgan Chase, New York	4.18	11/01/24	701,876	701,876
TOTAL SHORT-TERM INVESTMENTS (Cost - $701,876)				701,876

TOTAL INVESTMENTS – 99.2% (Cost - $70,189,217)				$70,728,664
OTHER ASSETS LESS LIABILITIES – 0.8%				601,735
NET ASSETS – 100.0%				$71,330,399

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $58,071,377 and represents 81.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.6%
AGRICULTURE – 1.8%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$118,000	$116,969
Darling Ingredients, Inc.(1)	6.00	06/15/30	247,000	245,507
Turning Point Brands, Inc.(1)	5.63	02/15/26	60,000	59,827
Vector Group Ltd.(1)	10.50	11/01/26	134,000	134,166
				556,469
BEVERAGES – 1.1%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	177,000	166,934
Triton Water Holdings, Inc.(1)	6.25	04/01/29	182,000	179,971
				346,905
BUILDING MATERIALS – 0.8%
ACProducts Holdings, Inc.(1)	6.38	05/15/29	114,000	72,533
Masterbrand, Inc.(1)	7.00	07/15/32	165,000	169,189
				241,722
CHEMICALS – 0.8%
Cerdia Finanz GmbH(1)	9.38	10/03/31	220,000	226,809

COSMETICS/PERSONAL CARE – 2.6%
Coty, Inc.(1)	5.00	04/15/26	149,000	148,358
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	125,000	120,703
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	180,000	183,722
Edgewell Personal Care Co.(1)	4.13	04/01/29	118,000	110,278
Edgewell Personal Care Co.(1)	5.50	06/01/28	187,000	184,436
Oriflame Investment Holding PLC(1)	5.13	05/04/26	130,000	30,522
				778,019
ELECTRIC – 29.0%
AES Corp.	7.60	01/15/55	235,000	243,686
Algonquin Power & Utilities Corp.	4.75	01/18/82	187,000	175,251
Alpha Generation LLC(1)	6.75	10/15/32	240,000	243,523
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	102,000	97,330
Calpine Corp.(1)	3.75	03/01/31	211,000	190,353
Calpine Corp.(1)	4.50	02/15/28	291,000	280,462
Calpine Corp.(1)	4.63	02/01/29	160,000	151,867
Calpine Corp.(1)	5.00	02/01/31	210,000	198,411
Calpine Corp.(1)	5.13	03/15/28	345,000	337,500
Clearway Energy Operating LLC(1)	3.75	02/15/31	225,000	201,088
Clearway Energy Operating LLC(1)	3.75	01/15/32	81,000	71,840
Clearway Energy Operating LLC(1)	4.75	03/15/28	205,000	199,036
DPL, Inc.	4.35	04/15/29	87,000	81,777
Edison International	7.88	06/15/54	105,000	110,087
Edison International	8.13	06/15/53	125,000	131,456
Electricite de France SA(1),(2)	9.13	-	360,000	408,649
Emera, Inc.	6.75	06/15/76	290,000	291,445
EUSHI Finance, Inc.(1)	7.63	12/15/54	125,000	129,743
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	86,000	80,538
Lightning Power LLC(1)	7.25	08/15/32	360,000	374,834

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 29.0% (Continued)
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	$113,000	$109,024
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	134,000	128,753
NextEra Energy Operating Partners LP(1)	7.25	01/15/29	185,000	190,460
NRG Energy, Inc.(1)	3.38	02/15/29	121,000	110,431
NRG Energy, Inc.(1)	3.63	02/15/31	257,000	227,786
NRG Energy, Inc.(1)	3.88	02/15/32	120,000	106,650
NRG Energy, Inc.(1)	5.25	06/15/29	182,000	177,989
NRG Energy, Inc.	5.75	01/15/28	195,000	195,263
NRG Energy, Inc.(1)	6.00	02/01/33	220,000	218,920
NRG Energy, Inc.(1)	6.25	11/01/34	225,000	224,904
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	161,000	153,630
PG&E Corp.	5.00	07/01/28	242,000	236,230
PG&E Corp.	5.25	07/01/30	232,000	226,284
PG&E Corp.	7.38	03/15/55	250,000	258,855
Talen Energy Supply LLC(1)	8.63	06/01/30	290,000	313,055
TransAlta Corp.	6.50	03/15/40	70,000	72,088
TransAlta Corp.	7.75	11/15/29	107,000	113,083
Vistra Operations Co. LLC(1)	4.38	05/01/29	296,000	281,998
Vistra Operations Co. LLC(1)	5.00	07/31/27	322,000	317,965
Vistra Operations Co. LLC(1)	5.50	09/01/26	247,000	246,409
Vistra Operations Co. LLC(1)	5.63	02/15/27	307,000	306,400
Vistra Operations Co. LLC(1)	6.88	04/15/32	240,000	248,353
Vistra Operations Co. LLC(1)	7.75	10/15/31	350,000	370,014
				8,833,420
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	193,000	180,706
Energizer Holdings, Inc.(1)	4.75	06/15/28	140,000	134,542
Energizer Holdings, Inc.(1)	6.50	12/31/27	70,000	70,866
				386,114
ENERGY-ALTERNATE SOURCES – 2.1%
Sunnova Energy Corp.(1)	5.88	09/01/26	102,000	91,271
Sunnova Energy Corp.(1)	11.75	10/01/28	100,000	81,406
TerraForm Power Operating LLC(1)	4.75	01/15/30	162,000	151,314
TerraForm Power Operating LLC(1)	5.00	01/31/28	177,000	173,080
Topaz Solar Farms LLC(1)	5.75	09/30/39	133,856	133,451
				630,522
FOOD – 25.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	68,000	65,894
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	138,000	127,635
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	133,000	130,574
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	92,000	89,701
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	67,000	67,168
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	80,000	81,940
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	60,000	60,740
Aragvi Finance International DAC(1)	8.45	04/29/26	128,000	127,590
B&G Foods, Inc.	5.25	09/15/27	129,000	125,314
B&G Foods, Inc.(1)	8.00	09/15/28	195,000	202,829

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
FOOD – 25.0% (Continued)
C&S Group Enterprises LLC(1)	5.00	12/15/28	$102,000	$84,552
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	112,000	107,656
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	120,000	125,252
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	125,000	131,211
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	100,000	104,775
Ingles Markets, Inc.(1)	4.00	06/15/31	91,000	81,295
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	245,000	253,994
Kroger Co.	4.65	09/15/29	220,000	220,042
Kroger Co.	4.70	08/15/26	415,000	416,452
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	230,000	213,722
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	165,000	151,339
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	127,000	124,539
Performance Food Group, Inc.(1)	4.25	08/01/29	237,000	222,069
Performance Food Group, Inc.(1)	5.50	10/15/27	257,000	255,028
Performance Food Group, Inc.(1)	6.13	09/15/32	245,000	246,331
Pilgrim’s Pride Corp.	3.50	03/01/32	205,000	179,563
Pilgrim’s Pride Corp.	4.25	04/15/31	205,000	190,761
Pilgrim’s Pride Corp.	6.25	07/01/33	240,000	249,435
Pilgrim’s Pride Corp.	6.88	05/15/34	125,000	135,973
Post Holdings, Inc.(1)	4.50	09/15/31	246,000	224,112
Post Holdings, Inc.(1)	4.63	04/15/30	353,000	330,202
Post Holdings, Inc.(1)	5.50	12/15/29	315,000	307,499
Post Holdings, Inc.(1)	5.63	01/15/28	104,000	104,933
Post Holdings, Inc.(1)	6.25	02/15/32	245,000	248,028
Post Holdings, Inc.(1)	6.25	10/15/34	100,000	99,145
Post Holdings, Inc.(1)	6.38	03/01/33	295,000	292,592
Safeway, Inc.	7.25	02/01/31	25,000	25,575
Sigma Holdco BV(1)	7.88	05/15/26	74,000	73,378
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	215,000	199,383
TreeHouse Foods, Inc.	4.00	09/01/28	128,000	116,781
United Natural Foods, Inc.(1)	6.75	10/15/28	128,000	123,660
US Foods, Inc.(1)	4.63	06/01/30	123,000	116,817
US Foods, Inc.(1)	4.75	02/15/29	215,000	207,353
US Foods, Inc.(1)	5.75	04/15/33	110,000	108,601
US Foods, Inc.(1)	6.88	09/15/28	125,000	128,645
US Foods, Inc.(1)	7.25	01/15/32	125,000	130,033
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	215,000	214,853
				7,624,964
GAS – 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	118,000	113,916
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	162,000	158,880
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	125,000	128,723
				401,519
HOME FURNISHINGS – 1.1%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	185,000	161,122
Tempur Sealy International, Inc.(1)	4.00	04/15/29	202,000	186,336
				347,458

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 2.1%
ACCO Brands Corp.(1)	4.25	03/15/29	$140,000	$128,586
Central Garden & Pet Co.	4.13	10/15/30	123,000	111,547
Central Garden & Pet Co.(1)	4.13	04/30/31	102,000	91,639
Central Garden & Pet Co.	5.13	02/01/28	70,000	69,236
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	150,000	148,718
Kronos Acquisition Holdings, Inc.(1)	10.75	06/30/32	90,000	83,961
				633,687
HOUSEWARES – 5.3%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	185,000	187,621
Newell Brands, Inc.	5.70	04/01/26	473,000	474,409
Newell Brands, Inc.	6.38	09/15/27	124,000	125,706
Newell Brands, Inc.	6.63	09/15/29	118,000	119,866
Newell Brands, Inc.	6.88	04/01/36	102,000	101,636
Newell Brands, Inc.	7.00	04/01/46	165,000	153,333
Scotts Miracle-Gro Co.	4.00	04/01/31	110,000	98,598
Scotts Miracle-Gro Co.	4.38	02/01/32	100,000	90,606
Scotts Miracle-Gro Co.	4.50	10/15/29	105,000	99,279
Scotts Miracle-Gro Co.	5.25	12/15/26	55,000	55,009
SWF Holdings I Corp.(1)	6.50	10/01/29	160,000	104,200
				1,610,263
LEISURE TIME – 1.8%
Acushnet Co.(1)	7.38	10/15/28	80,000	83,498
Amer Sports Co.(1)	6.75	02/16/31	190,000	193,176
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	134,000	128,614
Vista Outdoor, Inc.(1)	4.50	03/15/29	128,000	130,332
				535,620
PHARMACEUTICALS – 1.6%
BellRing Brands, Inc.(1)	7.00	03/15/30	200,000	208,355
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	135,000	93,204
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	195,000	196,343
				497,902
RETAIL – 19.9%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	173,000	159,880
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	367,000	350,094
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	693,000	626,562
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	187,000	180,028
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	125,000	124,840
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	295,000	300,365
Arko Corp.(1)	5.13	11/15/29	117,000	107,912
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	70,000	65,085
Brinker International, Inc.(1)	8.25	07/15/30	90,000	95,876
CEC Entertainment LLC(1)	6.75	05/01/26	167,000	166,185
Dave & Buster’s, Inc.(1)	7.63	11/01/25	97,000	97,000
eG Global Finance PLC(1)	12.00	11/30/28	265,000	294,899
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	150,000	149,070
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	204,000	190,611

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 19.9% (Continued)
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	$106,000	$65,838
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	178,000	176,509
Marks & Spencer PLC(1)	7.13	12/01/37	75,000	82,933
Murphy Oil USA, Inc.(1)	3.75	02/15/31	117,000	104,094
Murphy Oil USA, Inc.	4.75	09/15/29	130,000	124,359
Murphy Oil USA, Inc.	5.63	05/01/27	65,000	65,222
Papa John’s International, Inc.(1)	3.88	09/15/29	102,000	93,133
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	130,000	139,897
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	90,000	90,191
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	152,000	139,574
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	90,000	89,956
Walgreens Boots Alliance, Inc.	3.20	04/15/30	125,000	99,493
Walgreens Boots Alliance, Inc.	3.45	06/01/26	340,000	327,322
Walgreens Boots Alliance, Inc.	4.10	04/15/50	155,000	100,127
Walgreens Boots Alliance, Inc.	4.50	11/18/34	70,000	54,492
Walgreens Boots Alliance, Inc.	4.65	06/01/46	60,000	39,225
Walgreens Boots Alliance, Inc.	4.80	11/18/44	165,000	121,551
Walgreens Boots Alliance, Inc.	8.13	08/15/29	190,000	189,007
Yum! Brands, Inc.	3.63	03/15/31	248,000	224,847
Yum! Brands, Inc.	4.63	01/31/32	263,000	246,865
Yum! Brands, Inc.(1)	4.75	01/15/30	199,000	192,757
Yum! Brands, Inc.	5.35	11/01/43	55,000	53,607
Yum! Brands, Inc.	5.38	04/01/32	245,000	238,776
Yum! Brands, Inc.	6.88	11/15/37	90,000	100,106
				6,068,288
TOTAL CORPORATE BONDS (Cost - $29,569,732)				29,719,681

SHORT-TERM INVESTMENTS – 2.7%
TIME DEPOSITS – 2.7%
JP Morgan Chase, New York	4.18	11/01/24	836,450	836,450
TOTAL SHORT-TERM INVESTMENTS (Cost - $836,450)				836,450

TOTAL INVESTMENTS – 100.3% (Cost - $30,406,182)				$30,556,131
OTHER ASSETS LESS LIABILITIES – (0.3)%				(94,740)
NET ASSETS – 100.0%				$30,461,391

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $22,077,304 and represents 72.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments

October 31, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
UNITED STATES(a) – 100.0%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	95,009	$3,560,158
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	65,861	2,508,764
BondBloxx USD High Yield Bond Energy Sector ETF	72,954	2,829,791
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	105,400	3,949,306
BondBloxx USD High Yield Bond Healthcare Sector ETF	79,437	2,791,909
BondBloxx USD High Yield Bond Industrial Sector ETF	178,340	6,792,204
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	164,000	5,722,665
TOTAL EXCHANGE-TRADED FUNDS (Cost - $27,441,495)		28,154,797

	Rate (%)	Maturity	Face Amount
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
JP Morgan Chase, New York	4.18	11/01/24	$37,804	37,804
TOTAL SHORT-TERM INVESTMENTS (Cost - $37,804)				37,804

TOTAL INVESTMENTS – 100.1% (Cost - $27,479,299)				$28,192,601
OTHER ASSETS LESS LIABILITIES – (0.1)%				(20,824)
NET ASSETS – 100.0%				$28,171,777

(a)	Represents investments in Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.8%
ADVERTISING – 0.3%
Lamar Media Corp.	3.63	01/15/31	$50,000	$44,671
Lamar Media Corp.	3.75	02/15/28	55,000	52,337
Lamar Media Corp.	4.00	02/15/30	45,000	41,641
Lamar Media Corp.	4.88	01/15/29	35,000	34,097
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	35,000	36,994
				209,740
AEROSPACE/DEFENSE – 1.9%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	50,000	51,149
Moog, Inc.(1)	4.25	12/15/27	45,000	42,940
Spirit AeroSystems, Inc.	3.85	06/15/26	25,000	24,336
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	80,000	86,381
TransDigm, Inc.(1)	6.00	01/15/33	115,000	114,075
TransDigm, Inc.(1)	6.38	03/01/29	230,000	233,746
TransDigm, Inc.(1)	6.63	03/01/32	205,000	208,727
TransDigm, Inc.(1)	6.75	08/15/28	180,000	184,088
TransDigm, Inc.(1)	6.88	12/15/30	120,000	123,116
TransDigm, Inc.(1)	7.13	12/01/31	109,000	112,926
				1,181,484
AGRICULTURE – 0.2%
Darling Ingredients, Inc.(1)	5.25	04/15/27	40,000	39,651
Darling Ingredients, Inc.(1)	6.00	06/15/30	85,000	84,486
				124,137
AIRLINES – 2.0%
Air Canada(1)	3.88	08/15/26	105,000	101,660
Allegiant Travel Co.(1)	7.25	08/15/27	45,000	44,369
American Airlines, Inc.(1)	7.25	02/15/28	84,000	85,448
American Airlines, Inc.(1)	8.50	05/15/29	95,000	99,898
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	150,000	149,659
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	240,000	237,854
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	180,000	187,183
United Airlines, Inc.(1)	4.38	04/15/26	180,000	177,004
United Airlines, Inc.(1)	4.63	04/15/29	165,000	158,038
				1,241,113
APPAREL – 0.5%
Kontoor Brands, Inc.(1)	4.13	11/15/29	35,000	32,659
Levi Strauss & Co.(1)	3.50	03/01/31	45,000	39,797
Under Armour, Inc.	3.25	06/15/26	55,000	52,954
VF Corp.	2.80	04/23/27	45,000	42,504
VF Corp.	2.95	04/23/30	50,000	43,195
VF Corp.	6.00	10/15/33	44,000	44,067
VF Corp.	6.45	11/01/37	25,000	25,518
William Carter Co.(1)	5.63	03/15/27	45,000	44,777
				325,471

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.4%
Allison Transmission, Inc.(1)	3.75	01/30/31	$90,000	$79,944
Allison Transmission, Inc.(1)	4.75	10/01/27	30,000	29,281
Allison Transmission, Inc.(1)	5.88	06/01/29	40,000	39,897
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	40,000	38,705
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	35,000	34,185
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	50,000	49,485
				271,497
AUTO PARTS & EQUIPMENT – 1.0%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	40,000	40,699
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	80,000	80,210
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	65,000	66,591
Dana, Inc.	4.25	09/01/30	60,000	52,514
Dana, Inc.	5.38	11/15/27	55,000	53,845
Dana, Inc.	5.63	06/15/28	20,000	19,431
Phinia, Inc.(1)	6.63	10/15/32	35,000	34,914
Phinia, Inc.(1)	6.75	04/15/29	50,000	51,103
ZF North America Capital, Inc.(1)	6.75	04/23/30	70,000	69,059
ZF North America Capital, Inc.(1)	6.88	04/14/28	55,000	55,527
ZF North America Capital, Inc.(1)	6.88	04/23/32	60,000	58,666
ZF North America Capital, Inc.(1)	7.13	04/14/30	50,000	50,325
				632,884
BANKS – 1.5%
Banc of California	3.25	05/01/31	35,000	32,064
Dresdner Funding Trust I(1)	8.15	06/30/31	90,000	100,102
Intesa Sanpaolo SpA(1)	4.20	06/01/32	60,000	52,565
Intesa Sanpaolo SpA(1)	4.95	06/01/42	70,000	54,318
Intesa Sanpaolo SpA(1)	5.71	01/15/26	130,000	130,208
Popular, Inc.	7.25	03/13/28	35,000	36,293
Standard Chartered PLC(1),(2)	7.01	-	65,000	69,273
Texas Capital Bancshares, Inc.	4.00	05/06/31	35,000	33,253
UniCredit SpA(1)	5.46	06/30/35	125,000	120,658
UniCredit SpA(1)	5.86	06/19/32	90,000	89,715
UniCredit SpA(1)	7.30	04/02/34	110,000	115,193
Valley National Bancorp	3.00	06/15/31	30,000	25,541
Western Alliance Bancorp.	3.00	06/15/31	50,000	46,315
				905,498
BUILDING MATERIALS – 2.6%
Boise Cascade Co.(1)	4.88	07/01/30	35,000	33,235
Builders FirstSource, Inc.(1)	4.25	02/01/32	110,000	98,490
Builders FirstSource, Inc.(1)	5.00	03/01/30	45,000	43,033
Builders FirstSource, Inc.(1)	6.38	06/15/32	55,000	55,365
Builders FirstSource, Inc.(1)	6.38	03/01/34	90,000	90,838
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	245,000	249,477
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	40,000	40,918
Knife River Corp.(1)	7.75	05/01/31	35,000	36,698

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 2.6% (Continued)
Louisiana-Pacific Corp.(1)	3.63	03/15/29	$35,000	$32,826
Masterbrand, Inc.(1)	7.00	07/15/32	60,000	61,523
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	65,000	66,162
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	90,000	89,344
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	100,000	105,135
Standard Industries, Inc./NY(1)	3.38	01/15/31	100,000	86,901
Standard Industries, Inc./NY(1)	4.38	07/15/30	140,000	128,757
Standard Industries, Inc./NY(1)	4.75	01/15/28	80,000	77,232
Standard Industries, Inc./NY(1)	5.00	02/15/27	75,000	73,501
Standard Industries, Inc./NY(1)	6.50	08/15/32	39,000	39,279
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	60,000	59,538
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	25,000	25,044
Summit Materials LLC/Summit Materials Finance Corp.(1)	7.25	01/15/31	65,000	67,601
				1,560,897
CHEMICALS – 2.2%
Ashland, Inc.(1)	3.38	09/01/31	40,000	34,631
Ashland, Inc.	6.88	05/15/43	25,000	26,711
Avient Corp.(1)	6.25	11/01/31	44,000	44,158
Avient Corp.(1)	7.13	08/01/30	75,000	77,203
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	45,000	47,083
Axalta Coating Systems LLC(1)	3.38	02/15/29	60,000	55,240
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	45,000	44,138
Element Solutions, Inc.(1)	3.88	09/01/28	70,000	67,502
HB Fuller Co.	4.00	02/15/27	50,000	48,821
INEOS Finance PLC(1)	6.75	05/15/28	35,000	35,415
INEOS Finance PLC(1)	7.50	04/15/29	65,000	67,142
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	40,000	42,423
Ingevity Corp.(1)	3.88	11/01/28	45,000	41,458
Methanex Corp.	5.13	10/15/27	60,000	58,442
Methanex Corp.	5.25	12/15/29	55,000	53,126
Methanex Corp.	5.65	12/01/44	30,000	26,615
Minerals Technologies, Inc.(1)	5.00	07/01/28	40,000	38,753
NOVA Chemicals Corp.(1)	4.25	05/15/29	45,000	41,037
NOVA Chemicals Corp.(1)	5.25	06/01/27	85,000	83,503
NOVA Chemicals Corp.(1)	8.50	11/15/28	40,000	42,460
NOVA Chemicals Corp.(1)	9.00	02/15/30	55,000	58,648
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	35,000	32,465
OCI NV(1)	6.70	03/16/33	44,000	43,911
Olin Corp.	5.00	02/01/30	40,000	38,211
Olin Corp.	5.13	09/15/27	45,000	44,423
Olin Corp.	5.63	08/01/29	60,000	59,212
SNF Group SACA(1)	3.13	03/15/27	40,000	38,089
SNF Group SACA(1)	3.38	03/15/30	20,000	17,985
				1,308,805

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
COAL – 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	$30,000	$31,694
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	35,000	35,831
SunCoke Energy, Inc.(1)	4.88	06/30/29	45,000	40,676
				108,201
COMMERCIAL SERVICES – 4.7%
ADT Security Corp.(1)	4.13	08/01/29	90,000	84,237
ADT Security Corp.(1)	4.88	07/15/32	60,000	55,988
Adtalem Global Education, Inc.(1)	5.50	03/01/28	40,000	39,199
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	50,000	50,083
AMN Healthcare, Inc.(1)	4.00	04/15/29	25,000	23,062
AMN Healthcare, Inc.(1)	4.63	10/01/27	50,000	48,219
Belron UK Finance PLC(1)	5.75	10/15/29	95,000	95,257
Block, Inc.	2.75	06/01/26	85,000	81,916
Block, Inc.	3.50	06/01/31	85,000	75,427
Block, Inc.(1)	6.50	05/15/32	175,000	178,328
Boost Newco Borrower LLC(1)	7.50	01/15/31	185,000	195,208
Brink’s Co.(1)	4.63	10/15/27	50,000	48,778
Brink’s Co.(1)	6.50	06/15/29	30,000	30,622
Brink’s Co.(1)	6.75	06/15/32	40,000	40,770
CoreCivic, Inc.	8.25	04/15/29	45,000	47,324
Dcli Bidco LLC(1)	7.75	11/15/29	35,000	35,621
GEO Group, Inc.	8.63	04/15/29	60,000	62,807
Graham Holdings Co.(1)	5.75	06/01/26	35,000	35,014
Grand Canyon University	5.13	10/01/28	35,000	32,853
Herc Holdings, Inc.(1)	5.50	07/15/27	110,000	109,361
Herc Holdings, Inc.(1)	6.63	06/15/29	60,000	61,444
Hertz Corp.(1)	12.63	07/15/29	65,000	68,981
Korn Ferry(1)	4.63	12/15/27	35,000	34,157
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	85,000	80,078
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	125,000	125,150
Service Corp. International/US	3.38	08/15/30	60,000	53,218
Service Corp. International/US	4.00	05/15/31	75,000	67,697
Service Corp. International/US	4.63	12/15/27	50,000	48,995
Service Corp. International/US	5.13	06/01/29	70,000	68,855
Service Corp. International/US	5.75	10/15/32	69,000	67,867
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	35,000	34,445
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	100,000	102,674
TriNet Group, Inc.(1)	3.50	03/01/29	40,000	36,416
TriNet Group, Inc.(1)	7.13	08/15/31	40,000	41,003
United Rentals North America, Inc.	3.75	01/15/32	65,000	57,693
United Rentals North America, Inc.	3.88	11/15/27	60,000	57,811
United Rentals North America, Inc.	3.88	02/15/31	90,000	81,707
United Rentals North America, Inc.	4.00	07/15/30	70,000	64,709
United Rentals North America, Inc.	4.88	01/15/28	160,000	156,753
United Rentals North America, Inc.	5.25	01/15/30	55,000	54,173
United Rentals North America, Inc.	5.50	05/15/27	45,000	44,942
United Rentals North America, Inc.(1)	6.13	03/15/34	95,000	95,912
				2,874,754

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.3%
ASGN, Inc.(1)	4.63	05/15/28	$45,000	$43,016
Crane NXT Co.	4.20	03/15/48	30,000	20,777
Crowdstrike Holdings, Inc.	3.00	02/15/29	65,000	59,162
Insight Enterprises, Inc.(1)	6.63	05/15/32	40,000	40,925
KBR, Inc.(1)	4.75	09/30/28	25,000	23,939
NCR Atleos Corp.(1)	9.50	04/01/29	115,000	126,667
Seagate HDD Cayman	4.09	06/01/29	45,000	42,467
Seagate HDD Cayman	4.13	01/15/31	23,000	20,703
Seagate HDD Cayman	4.88	06/01/27	50,000	49,356
Seagate HDD Cayman	5.75	12/01/34	50,000	49,332
Seagate HDD Cayman	8.25	12/15/29	40,000	43,070
Seagate HDD Cayman	8.50	07/15/31	40,000	43,153
Seagate HDD Cayman	9.63	12/01/32	55,850	63,702
Western Digital Corp.	4.75	02/15/26	195,000	192,836
				819,105
COSMETICS/PERSONAL CARE – 0.8%
Coty, Inc.(1)	5.00	04/15/26	55,000	54,763
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	40,000	38,625
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	65,000	66,344
Edgewell Personal Care Co.(1)	4.13	04/01/29	35,000	32,709
Edgewell Personal Care Co.(1)	5.50	06/01/28	75,000	73,972
Perrigo Finance Unlimited Co.	4.90	06/15/30	100,000	94,739
Perrigo Finance Unlimited Co.	4.90	12/15/44	25,000	20,062
Perrigo Finance Unlimited Co.	6.13	09/30/32	30,000	29,648
Prestige Brands, Inc.(1)	3.75	04/01/31	55,000	49,069
Prestige Brands, Inc.(1)	5.13	01/15/28	35,000	34,306
				494,237
DISTRIBUTION/WHOLESALE – 0.4%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	35,000	31,860
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	60,000	57,078
Resideo Funding, Inc.(1)	4.00	09/01/29	20,000	18,376
Resideo Funding, Inc.(1)	6.50	07/15/32	60,000	60,461
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	50,000	51,333
				219,108
DIVERSIFIED FINANCIAL SERVICES – 6.0%
Ally Financial, Inc.	5.75	11/20/25	90,000	90,378
Ally Financial, Inc.	6.70	02/14/33	40,000	40,188
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	80,000	84,571
Brightsphere Investment Group, Inc.	4.80	07/27/26	25,000	24,483
Burford Capital Global Finance LLC(1)	6.25	04/15/28	35,000	34,949
Burford Capital Global Finance LLC(1)	6.88	04/15/30	35,000	35,191
Burford Capital Global Finance LLC(1)	9.25	07/01/31	55,000	58,976
Credit Acceptance Corp.	6.63	03/15/26	30,000	29,999
Credit Acceptance Corp.(1)	9.25	12/15/28	55,000	58,267
Encore Capital Group, Inc.(1)	8.50	05/15/30	40,000	42,199
Encore Capital Group, Inc.(1)	9.25	04/01/29	45,000	47,970

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.0% (Continued)
GGAM Finance Ltd.(1)	5.88	03/15/30	$35,000	$34,606
GGAM Finance Ltd.(1)	6.88	04/15/29	30,000	30,647
GGAM Finance Ltd.(1)	7.75	05/15/26	35,000	35,637
GGAM Finance Ltd.(1)	8.00	02/15/27	60,000	62,028
GGAM Finance Ltd.(1)	8.00	06/15/28	60,000	63,298
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	95,000	98,286
goeasy Ltd.(1)	6.88	05/15/30	35,000	35,589
goeasy Ltd.(1)	7.63	07/01/29	50,000	51,397
goeasy Ltd.(1)	9.25	12/01/28	45,000	48,026
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	50,000	47,344
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	100,000	100,127
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	120,000	124,481
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	90,000	83,106
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	40,000	39,873
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	25,000	24,937
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	35,000	37,258
Midcap Financial Issuer Trust(1)	5.63	01/15/30	35,000	30,983
Midcap Financial Issuer Trust(1)	6.50	05/01/28	85,000	80,426
Nationstar Mortgage Holdings, Inc.(1)	5.00	02/01/26	45,000	44,586
Navient Corp.	4.88	03/15/28	35,000	33,383
Navient Corp.	5.00	03/15/27	60,000	59,036
Navient Corp.	5.50	03/15/29	65,000	61,986
Navient Corp.	5.63	08/01/33	50,000	43,201
Navient Corp.	6.75	06/15/26	45,000	45,895
Navient Corp.	9.38	07/25/30	55,000	59,927
Navient Corp.	11.50	03/15/31	40,000	44,930
OneMain Finance Corp.	3.50	01/15/27	80,000	76,409
OneMain Finance Corp.	3.88	09/15/28	45,000	41,524
OneMain Finance Corp.	4.00	09/15/30	90,000	79,320
OneMain Finance Corp.	5.38	11/15/29	65,000	62,357
OneMain Finance Corp.	6.63	01/15/28	70,000	71,150
OneMain Finance Corp.	7.13	03/15/26	145,000	148,645
OneMain Finance Corp.	7.13	11/15/31	40,000	40,488
OneMain Finance Corp.	7.50	05/15/31	70,000	71,641
OneMain Finance Corp.	7.88	03/15/30	55,000	57,310
OneMain Finance Corp.	9.00	01/15/29	75,000	79,518
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	60,000	56,021
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	45,000	43,006
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	40,000	40,636
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	60,000	62,877
PRA Group, Inc.(1)	5.00	10/01/29	25,000	22,645
PRA Group, Inc.(1)	8.38	02/01/28	30,000	30,867
PRA Group, Inc.(1)	8.88	01/31/30	40,000	41,550
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	100,000	95,247
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	65,000	59,927
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	105,000	93,618
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	75,000	64,750
SLM Corp.	3.13	11/02/26	45,000	42,711

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.0% (Continued)
StoneX Group, Inc.(1)	7.88	03/01/31	$50,000	$52,649
Synchrony Financial	7.25	02/02/33	65,000	66,587
United Wholesale Mortgage LLC(1)	5.50	11/15/25	65,000	64,718
United Wholesale Mortgage LLC(1)	5.50	04/15/29	60,000	57,278
United Wholesale Mortgage LLC(1)	5.75	06/15/27	45,000	44,260
				3,635,873
ELECTRIC – 4.6%
AES Corp.	7.60	01/15/55	80,000	82,957
Algonquin Power & Utilities Corp.	4.75	01/18/82	65,000	60,916
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	40,000	38,169
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	50,000	49,686
Calpine Corp.(1)	3.75	03/01/31	80,000	72,172
Calpine Corp.(1)	4.50	02/15/28	105,000	101,198
Clearway Energy Operating LLC(1)	3.75	02/15/31	80,000	71,498
Clearway Energy Operating LLC(1)	3.75	01/15/32	25,000	22,173
Clearway Energy Operating LLC(1)	4.75	03/15/28	80,000	77,673
DPL, Inc.	4.35	04/15/29	40,000	37,598
Edison International	7.88	06/15/54	35,000	36,696
Edison International	8.13	06/15/53	50,000	52,582
Electricite de France SA(1),(2)	9.13	-	130,000	147,567
Emera, Inc.	6.75	06/15/76	105,000	105,523
EUSHI Finance, Inc.(1)	7.63	12/15/54	40,000	41,518
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	30,000	28,095
Lightning Power LLC(1)	7.25	08/15/32	130,000	135,357
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	40,000	38,593
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	50,000	48,042
NextEra Energy Operating Partners LP(1)	7.25	01/15/29	65,000	66,918
NRG Energy, Inc.(1)	3.38	02/15/29	40,000	36,506
NRG Energy, Inc.(1)	3.63	02/15/31	90,000	79,769
NRG Energy, Inc.(1)	3.88	02/15/32	40,000	35,550
NRG Energy, Inc.(1)	5.25	06/15/29	60,000	58,678
NRG Energy, Inc.	5.75	01/15/28	70,000	70,094
NRG Energy, Inc.(1)	6.00	02/01/33	75,000	74,632
NRG Energy, Inc.(1)	6.25	11/01/34	80,000	79,966
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	55,000	52,482
PG&E Corp.	5.00	07/01/28	85,000	82,973
PG&E Corp.	5.25	07/01/30	90,000	87,782
Talen Energy Supply LLC(1)	8.63	06/01/30	105,000	113,347
Terraform Global Operating LP(1)	6.13	03/01/26	25,000	24,963
TransAlta Corp.	6.50	03/15/40	25,000	25,746
TransAlta Corp.	7.75	11/15/29	35,000	36,990
Vistra Operations Co. LLC(1)	4.38	05/01/29	110,000	104,797
Vistra Operations Co. LLC(1)	5.00	07/31/27	100,000	98,747
Vistra Operations Co. LLC(1)	5.50	09/01/26	85,000	84,797
Vistra Operations Co. LLC(1)	5.63	02/15/27	125,000	124,756
Vistra Operations Co. LLC(1)	6.88	04/15/32	90,000	93,132
Vistra Operations Co. LLC(1)	7.75	10/15/31	125,000	132,148
				2,812,786

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.5%
EnerSys(1)	4.38	12/15/27	$30,000	$28,890
EnerSys(1)	6.63	01/15/32	25,000	25,707
WESCO Distribution, Inc.(1)	6.38	03/15/29	75,000	76,623
WESCO Distribution, Inc.(1)	6.63	03/15/32	70,000	71,820
WESCO Distribution, Inc.(1)	7.25	06/15/28	115,000	117,800
				320,840
ELECTRONICS – 1.0%
Atkore, Inc.(1)	4.25	06/01/31	35,000	31,577
Coherent Corp.(1)	5.00	12/15/29	90,000	86,412
Imola Merger Corp.(1)	4.75	05/15/29	170,000	164,500
Sensata Technologies BV(1)	4.00	04/15/29	115,000	107,617
Sensata Technologies BV(1)	5.88	09/01/30	55,000	54,475
Sensata Technologies, Inc.(1)	3.75	02/15/31	90,000	80,402
Sensata Technologies, Inc.(1)	4.38	02/15/30	30,000	27,957
TTM Technologies, Inc.(1)	4.00	03/01/29	45,000	42,110
				595,050
ENERGY-ALTERNATE SOURCES – 0.3%
TerraForm Power Operating LLC(1)	4.75	01/15/30	60,000	56,042
TerraForm Power Operating LLC(1)	5.00	01/31/28	65,000	63,561
Topaz Solar Farms LLC(1)	5.75	09/30/39	44,252	44,118
				163,721
ENGINEERING & CONSTRUCTION – 0.5%
AECOM	5.13	03/15/27	90,000	89,582
Dycom Industries, Inc.(1)	4.50	04/15/29	45,000	42,545
Fluor Corp.	4.25	09/15/28	45,000	43,295
TopBuild Corp.(1)	3.63	03/15/29	35,000	32,118
TopBuild Corp.(1)	4.13	02/15/32	45,000	40,161
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	40,000	38,261
				285,962
ENTERTAINMENT – 1.9%
Caesars Entertainment, Inc.(1)	6.50	02/15/32	140,000	142,064
Caesars Entertainment, Inc.(1)	7.00	02/15/30	165,000	169,263
International Game Technology PLC(1)	4.13	04/15/26	60,000	59,180
International Game Technology PLC(1)	5.25	01/15/29	65,000	63,911
International Game Technology PLC(1)	6.25	01/15/27	70,000	70,744
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	45,000	42,744
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	100,000	101,453
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	95,000	83,787
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	30,000	25,471
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	35,000	36,118
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.(1)	6.63	05/01/32	75,000	76,474
Vail Resorts, Inc.(1)	6.50	05/15/32	55,000	56,365
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	80,000	77,730
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	50,000	49,802
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	90,000	94,746
				1,149,852

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.6%
Clean Harbors, Inc.(1)	4.88	07/15/27	$55,000	$54,208
Clean Harbors, Inc.(1)	5.13	07/15/29	20,000	19,477
Clean Harbors, Inc.(1)	6.38	02/01/31	45,000	45,381
GFL Environmental, Inc.(1)	3.50	09/01/28	70,000	65,687
GFL Environmental, Inc.(1)	5.13	12/15/26	45,000	44,591
GFL Environmental, Inc.(1)	6.75	01/15/31	80,000	82,469
Stericycle, Inc.(1)	3.88	01/15/29	45,000	44,300
				356,113
FOOD – 2.7%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	70,000	67,832
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	130,000	120,236
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	120,000	117,811
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	75,000	73,126
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	55,000	55,138
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	70,000	71,697
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	50,000	50,617
Ingles Markets, Inc.(1)	4.00	06/15/31	30,000	26,801
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	85,000	78,984
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	65,000	59,618
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	40,000	39,225
Performance Food Group, Inc.(1)	4.25	08/01/29	90,000	84,330
Performance Food Group, Inc.(1)	5.50	10/15/27	90,000	89,309
Performance Food Group, Inc.(1)	6.13	09/15/32	90,000	90,489
Pilgrim’s Pride Corp.	3.50	03/01/32	80,000	70,073
Pilgrim’s Pride Corp.	4.25	04/15/31	75,000	69,791
Pilgrim’s Pride Corp.	6.25	07/01/33	85,000	88,342
Pilgrim’s Pride Corp.	6.88	05/15/34	40,000	43,511
Post Holdings, Inc.(1)	6.25	02/15/32	90,000	91,112
Safeway, Inc.	7.25	02/01/31	25,000	25,575
US Foods, Inc.(1)	4.63	06/01/30	45,000	42,738
US Foods, Inc.(1)	4.75	02/15/29	80,000	77,155
US Foods, Inc.(1)	5.75	04/15/33	40,000	39,491
US Foods, Inc.(1)	6.88	09/15/28	40,000	41,166
US Foods, Inc.(1)	7.25	01/15/32	45,000	46,812
				1,660,979
GAS – 0.1%
AltaGas Ltd.(1)	7.20	10/15/54	75,000	75,374

HEALTHCARE-PRODUCTS – 1.5%
Avantor Funding, Inc.(1)	3.88	11/01/29	65,000	59,999
Avantor Funding, Inc.(1)	4.63	07/15/28	140,000	135,485
Hologic, Inc.(1)	3.25	02/15/29	80,000	73,542
Hologic, Inc.(1)	4.63	02/01/28	40,000	39,278
Medline Borrower LP(1)	3.88	04/01/29	385,000	360,472
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	135,000	137,524
Teleflex, Inc.(1)	4.25	06/01/28	25,000	23,993
Teleflex, Inc.	4.63	11/15/27	60,000	59,035
				889,328

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 3.3%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	$45,000	$41,292
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	45,000	40,251
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	45,000	42,821
DaVita, Inc.(1)	3.75	02/15/31	125,000	108,805
DaVita, Inc.(1)	4.63	06/01/30	250,000	230,311
DaVita, Inc.(1)	6.88	09/01/32	80,000	80,489
Encompass Health Corp.	4.50	02/01/28	75,000	73,021
Encompass Health Corp.	4.63	04/01/31	25,000	23,546
Encompass Health Corp.	4.75	02/01/30	75,000	72,186
Fortrea Holdings, Inc.(1)	7.50	07/01/30	50,000	49,230
IQVIA, Inc.(1)	5.00	10/15/26	95,000	94,047
IQVIA, Inc.(1)	5.00	05/15/27	90,000	88,922
IQVIA, Inc.(1)	6.50	05/15/30	40,000	41,126
Molina Healthcare, Inc.(1)	3.88	11/15/30	55,000	49,841
Molina Healthcare, Inc.(1)	3.88	05/15/32	65,000	57,681
Molina Healthcare, Inc.(1)	4.38	06/15/28	68,000	65,312
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	40,000	38,262
Tenet Healthcare Corp.	4.25	06/01/29	128,000	121,187
Tenet Healthcare Corp.	4.38	01/15/30	125,000	117,270
Tenet Healthcare Corp.	4.63	06/15/28	50,000	48,376
Tenet Healthcare Corp.	5.13	11/01/27	125,000	124,036
Tenet Healthcare Corp.	6.13	06/15/30	180,000	181,068
Tenet Healthcare Corp.	6.75	05/15/31	115,000	117,645
Toledo Hospital	4.98	11/15/45	25,000	18,938
Toledo Hospital	5.33	11/15/28	25,000	24,451
Toledo Hospital	6.02	11/15/48	40,000	35,474
				1,985,588
HOLDING COMPANIES-DIVERS – 0.2%
Benteler International AG(1)	10.50	05/15/28	40,000	41,394
Stena International SA(1)	7.25	01/15/31	60,000	62,340
Stena International SA(1)	7.63	02/15/31	35,000	36,674
				140,408
HOME BUILDERS – 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	15,000	14,034
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	50,000	46,091
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.63	01/15/28	25,000	25,016
Century Communities, Inc.(1)	3.88	08/15/29	40,000	36,424
Century Communities, Inc.	6.75	06/01/27	50,000	50,307
Dream Finders Homes, Inc.(1)	8.25	08/15/28	30,000	31,417
Forestar Group, Inc.(1)	3.85	05/15/26	35,000	34,144
Forestar Group, Inc.(1)	5.00	03/01/28	30,000	28,738
Installed Building Products, Inc.(1)	5.75	02/01/28	30,000	29,808
KB Home	4.00	06/15/31	30,000	27,146
KB Home	4.80	11/15/29	25,000	24,073
KB Home	6.88	06/15/27	25,000	25,842
KB Home	7.25	07/15/30	35,000	36,299
LGI Homes, Inc.(1)	4.00	07/15/29	30,000	26,887

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 1.6% (Continued)
LGI Homes, Inc.(1)	8.75	12/15/28	$30,000	$31,624
M/I Homes, Inc.	3.95	02/15/30	30,000	27,440
M/I Homes, Inc.	4.95	02/01/28	30,000	29,094
Mattamy Group Corp.(1)	4.63	03/01/30	50,000	46,895
Mattamy Group Corp.(1)	5.25	12/15/27	40,000	39,525
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	40,000	38,198
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	30,000	28,480
STL Holding Co. LLC(1)	8.75	02/15/29	25,000	26,574
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	40,000	38,722
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	45,000	45,047
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	45,000	45,288
Thor Industries, Inc.(1)	4.00	10/15/29	45,000	41,127
Tri Pointe Homes, Inc.	5.70	06/15/28	55,000	54,918
Winnebago Industries, Inc.(1)	6.25	07/15/28	25,000	24,876
				954,034
HOME FURNISHINGS – 0.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	70,000	60,965
Tempur Sealy International, Inc.(1)	4.00	04/15/29	65,000	59,960
				120,925
HOUSEHOLD PRODUCTS/WARES – 0.2%
ACCO Brands Corp.(1)	4.25	03/15/29	55,000	50,516
Central Garden & Pet Co.	4.13	10/15/30	35,000	31,741
Central Garden & Pet Co.(1)	4.13	04/30/31	45,000	40,429
Central Garden & Pet Co.	5.13	02/01/28	25,000	24,727
				147,413
HOUSEWARES – 0.6%
Newell Brands, Inc.	5.70	04/01/26	165,000	165,491
Newell Brands, Inc.	6.38	09/15/27	35,000	35,482
Newell Brands, Inc.	6.63	09/15/29	45,000	45,712
Newell Brands, Inc.	6.88	04/01/36	35,000	34,875
Newell Brands, Inc.	7.00	04/01/46	70,000	65,050
				346,610
INSURANCE – 0.8%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	50,000	49,999
Assurant, Inc.	7.00	03/27/48	35,000	35,611
Constellation Insurance, Inc.(1)	6.63	05/01/31	25,000	24,448
Constellation Insurance, Inc.(1)	6.80	01/24/30	35,000	34,536
Genworth Holdings, Inc.	6.50	06/15/34	25,000	24,814
Global Atlantic Finance Co.(1)	4.70	10/15/51	65,000	62,371
Global Atlantic Finance Co.(1)	7.95	10/15/54	55,000	57,205
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	50,000	47,196
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	80,000	52,699
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	20,000	22,222
Ryan Specialty LLC(1)	4.38	02/01/30	54,000	51,257
Ryan Specialty LLC(1)	5.88	08/01/32	40,000	39,901
				502,259

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.5%
Cogent Communications Group LLC(1)	3.50	05/01/26	$45,000	$43,781
Gen Digital, Inc.(1)	6.75	09/30/27	75,000	76,349
Gen Digital, Inc.(1)	7.13	09/30/30	59,000	61,109
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	75,000	69,269
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	50,000	49,458
Match Group Holdings II LLC(1)	3.63	10/01/31	45,000	39,465
Match Group Holdings II LLC(1)	4.13	08/01/30	35,000	31,858
Match Group Holdings II LLC(1)	4.63	06/01/28	45,000	43,322
Match Group Holdings II LLC(1)	5.00	12/15/27	40,000	39,089
Match Group Holdings II LLC(1)	5.63	02/15/29	30,000	29,729
Rakuten Group, Inc.(1)	9.75	04/15/29	170,000	184,174
Rakuten Group, Inc.(1)	11.25	02/15/27	160,000	174,268
Wayfair LLC(1)	7.25	10/31/29	60,000	60,865
Ziff Davis, Inc.(1)	4.63	10/15/30	35,000	32,056
				934,792
INVESTMENT COMPANIES – 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	55,000	45,945
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	130,000	121,238
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	105,000	103,298
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	70,000	67,673
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	55,000	55,027
				393,181
IRON/STEEL – 1.6%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	65,000	65,679
Carpenter Technology Corp.	6.38	07/15/28	30,000	30,139
Carpenter Technology Corp.	7.63	03/15/30	30,000	31,144
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	30,000	28,135
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	30,000	27,709
Cleveland-Cliffs, Inc.	5.88	06/01/27	50,000	50,012
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	70,000	70,016
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	75,000	75,365
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	118,000	118,281
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	75,000	75,623
Commercial Metals Co.	3.88	02/15/31	55,000	49,423
Commercial Metals Co.	4.13	01/15/30	25,000	23,221
Mineral Resources Ltd.(1)	8.00	11/01/27	50,000	51,318
Mineral Resources Ltd.(1)	8.13	05/01/27	63,000	63,505
Mineral Resources Ltd.(1)	8.50	05/01/30	50,000	51,471
Mineral Resources Ltd.(1)	9.25	10/01/28	100,000	105,403
United States Steel Corp.	6.65	06/01/37	25,000	25,397
United States Steel Corp.	6.88	03/01/29	39,000	39,284
				981,125
LEISURE TIME – 3.5%
Acushnet Co.(1)	7.38	10/15/28	30,000	31,312
Amer Sports Co.(1)	6.75	02/16/31	70,000	71,170
Carnival Corp.(1)	5.75	03/01/27	225,000	225,816
Carnival Corp.(1)	6.00	05/01/29	175,000	175,406

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 3.5% (Continued)
Carnival Corp.(1)	7.63	03/01/26	$136,000	$137,036
Carnival Corp.(1)	10.50	06/01/30	85,000	91,766
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	175,000	187,974
Life Time, Inc.(1)	5.75	01/15/26	80,000	80,006
Life Time, Inc.(1)	6.00	11/15/31	40,000	39,855
NCL Corp. Ltd.(1)	8.13	01/15/29	75,000	79,562
NCL Corp. Ltd.(1)	8.38	02/01/28	50,000	52,413
Royal Caribbean Cruises Ltd.	3.70	03/15/28	45,000	42,916
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	60,000	58,900
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	90,000	89,891
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	90,000	90,158
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	130,000	130,073
Royal Caribbean Cruises Ltd.(1)	5.63	09/30/31	130,000	129,550
Royal Caribbean Cruises Ltd.(1)	6.00	02/01/33	150,000	151,015
Royal Caribbean Cruises Ltd.(1)	6.25	03/15/32	115,000	117,317
Royal Caribbean Cruises Ltd.	7.50	10/15/27	30,000	31,818
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	30,000	29,609
Vista Outdoor, Inc.(1)	4.50	03/15/29	45,000	45,820
VOC Escrow Ltd.(1)	5.00	02/15/28	55,000	53,509
				2,142,892
LODGING – 2.5%
Boyd Gaming Corp.	4.75	12/01/27	85,000	83,560
Boyd Gaming Corp.(1)	4.75	06/15/31	75,000	70,054
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	55,000	55,871
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	135,000	118,600
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	75,000	69,912
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	95,000	86,606
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	75,000	72,722
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	45,000	45,132
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	64,000	64,991
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	80,000	80,217
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	35,000	35,380
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	6.63	01/15/32	75,000	75,082
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	50,000	49,658
MGM Resorts International	4.63	09/01/26	35,000	34,710
MGM Resorts International	4.75	10/15/28	65,000	62,877
MGM Resorts International	5.50	04/15/27	60,000	59,909
MGM Resorts International	6.13	09/15/29	60,000	59,833
MGM Resorts International	6.50	04/15/32	80,000	80,068
Travel + Leisure Co.(1)	4.50	12/01/29	55,000	51,408
Travel + Leisure Co.(1)	4.63	03/01/30	25,000	23,326
Travel + Leisure Co.	6.00	04/01/27	40,000	40,400
Travel + Leisure Co.(1)	6.63	07/31/26	55,000	55,505
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	45,000	42,863
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	80,000	79,465
				1,498,149

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-CONSTRUCTION & MINING – 0.4%
BWX Technologies, Inc.(1)	4.13	06/30/28	$35,000	$33,435
BWX Technologies, Inc.(1)	4.13	04/15/29	35,000	33,187
Terex Corp.(1)	5.00	05/15/29	55,000	52,914
Terex Corp.(1)	6.25	10/15/32	50,000	49,808
Vertiv Group Corp.(1)	4.13	11/15/28	70,000	66,678
				236,022
MACHINERY-DIVERSIFIED – 0.4%
ATS Corp.(1)	4.13	12/15/28	30,000	28,231
Chart Industries, Inc.(1)	7.50	01/01/30	130,000	135,373
Esab Corp.(1)	6.25	04/15/29	65,000	66,226
Mueller Water Products, Inc.(1)	4.00	06/15/29	35,000	32,619
				262,449
MEDIA – 6.3%
AMC Networks, Inc.(1)	10.25	01/15/29	80,000	82,485
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	135,000	117,267
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	95,000	75,985
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	125,000	111,746
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	140,000	119,231
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	85,000	70,771
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	145,000	132,022
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	75,000	64,914
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	115,000	111,390
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	165,000	161,688
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	90,000	85,984
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	30,000	29,923
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	65,000	64,407
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	50,000	50,879
Directv Financing LLC(1)	8.88	02/01/30	60,000	59,272
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	330,000	318,101
Gray Television, Inc.(1)	10.50	07/15/29	112,000	116,438
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	75,000	63,092
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	95,000	89,135
News Corp.(1)	3.88	05/15/29	90,000	83,833
News Corp.(1)	5.13	02/15/32	40,000	38,367
Nexstar Media, Inc.(1)	4.75	11/01/28	85,000	79,979
Nexstar Media, Inc.(1)	5.63	07/15/27	150,000	147,533
Paramount Global	6.25	02/28/57	55,000	49,436
Paramount Global	6.38	03/30/62	90,000	83,410
Sirius XM Radio, Inc.(1)	3.13	09/01/26	85,000	81,612
Sirius XM Radio, Inc.(1)	3.88	09/01/31	135,000	116,109
Sirius XM Radio, Inc.(1)	4.00	07/15/28	170,000	158,975
Sirius XM Radio, Inc.(1)	4.13	07/01/30	125,000	111,935
Sirius XM Radio, Inc.(1)	5.00	08/01/27	150,000	147,094
Sirius XM Radio, Inc.(1)	5.50	07/01/29	95,000	92,227
Sunrise FinCo I BV(1)	4.88	07/15/31	110,000	100,748
TEGNA, Inc.	4.63	03/15/28	85,000	80,135
TEGNA, Inc.(1)	4.75	03/15/26	45,000	44,569

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 6.3% (Continued)
TEGNA, Inc.	5.00	09/15/29	$100,000	$93,453
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	80,000	70,137
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	133,000	125,892
VZ Secured Financing BV(1)	5.00	01/15/32	135,000	121,411
Ziggo BV(1)	4.88	01/15/30	85,000	78,901
				3,830,486
METAL FABRICATE/HARDWARE – 0.3%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	25,000	24,570
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	50,000	50,448
Vallourec SACA(1)	7.50	04/15/32	75,000	78,646
				153,664
MINING – 1.6%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	45,000	42,358
Alcoa Nederland Holding BV(1)	5.50	12/15/27	60,000	59,613
Alcoa Nederland Holding BV(1)	6.13	05/15/28	45,000	45,117
Alcoa Nederland Holding BV(1)	7.13	03/15/31	65,000	67,836
Arsenal AIC Parent LLC(1)	8.00	10/01/30	65,000	68,404
Constellium SE(1)	3.75	04/15/29	64,000	57,972
Constellium SE(1)	5.63	06/15/28	30,000	29,303
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	125,000	113,901
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	55,000	53,580
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	55,000	54,785
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	70,000	70,298
Novelis Corp.(1)	3.25	11/15/26	65,000	62,585
Novelis Corp.(1)	3.88	08/15/31	70,000	61,535
Novelis Corp.(1)	4.75	01/30/30	135,000	126,581
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	30,000	31,342
				945,210
MISCELLANEOUS MANUFACTURER – 0.4%
Amsted Industries, Inc.(1)	4.63	05/15/30	20,000	18,674
Amsted Industries, Inc.(1)	5.63	07/01/27	45,000	44,727
Hillenbrand, Inc.	3.75	03/01/31	35,000	30,659
Hillenbrand, Inc.	5.00	09/15/26	35,000	34,699
Hillenbrand, Inc.	6.25	02/15/29	40,000	40,201
Trinity Industries, Inc.(1)	7.75	07/15/28	54,000	55,865
				224,825
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	40,000	38,592

OFFICE/BUSINESS EQUIPMENT – 0.1%
Zebra Technologies Corp.(1)	6.50	06/01/32	40,000	40,955

OIL & GAS – 6.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	40,000	38,676
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	30,000	29,738
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	40,000	40,845

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.0% (Continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	$40,000	$47,504
Baytex Energy Corp.(1)	7.38	03/15/32	55,000	53,441
Baytex Energy Corp.(1)	8.50	04/30/30	65,000	66,188
Chord Energy Corp.(1)	6.38	06/01/26	35,000	35,100
Civitas Resources, Inc.(1)	5.00	10/15/26	40,000	39,318
Civitas Resources, Inc.(1)	8.38	07/01/28	115,000	118,993
Civitas Resources, Inc.(1)	8.63	11/01/30	80,000	84,113
Civitas Resources, Inc.(1)	8.75	07/01/31	115,000	120,590
CNX Resources Corp.(1)	6.00	01/15/29	45,000	44,651
CNX Resources Corp.(1)	7.25	03/01/32	25,000	25,778
CNX Resources Corp.(1)	7.38	01/15/31	55,000	56,580
Crescent Energy Finance LLC(1)	7.38	01/15/33	80,000	77,658
Crescent Energy Finance LLC(1)	7.63	04/01/32	65,000	64,230
Crescent Energy Finance LLC(1)	9.25	02/15/28	90,000	94,513
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	50,000	51,666
Energean PLC(1)	6.50	04/30/27	40,000	39,910
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	50,000	48,018
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	45,000	42,960
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	55,000	52,206
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	45,000	43,943
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	37,566
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	40,000	38,318
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	80,000	78,536
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	65,000	68,008
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	60,000	60,165
Matador Resources Co.(1)	6.25	04/15/33	60,000	58,868
Matador Resources Co.(1)	6.50	04/15/32	80,000	79,289
Matador Resources Co.(1)	6.88	04/15/28	45,000	45,848
MEG Energy Corp.(1)	5.88	02/01/29	50,000	49,063
Murphy Oil Corp.	5.88	12/01/42	49,000	43,057
Murphy Oil Corp.	6.00	10/01/32	30,000	28,896
Noble Finance II LLC(1)	8.00	04/15/30	120,000	121,716
Parkland Corp.(1)	4.50	10/01/29	70,000	65,083
Parkland Corp.(1)	4.63	05/01/30	65,000	59,798
Parkland Corp.(1)	5.88	07/15/27	45,000	44,563
Parkland Corp.(1)	6.63	08/15/32	45,000	44,942
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	65,000	63,133
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	45,000	44,958
Permian Resources Operating LLC(1)	5.38	01/15/26	39,000	38,841
Permian Resources Operating LLC(1)	5.88	07/01/29	65,000	64,131
Permian Resources Operating LLC(1)	6.25	02/01/33	65,000	64,576
Permian Resources Operating LLC(1)	7.00	01/15/32	90,000	91,881
Permian Resources Operating LLC(1)	8.00	04/15/27	45,000	46,284
Permian Resources Operating LLC(1)	9.88	07/15/31	40,000	44,227
Range Resources Corp.(1)	4.75	02/15/30	45,000	42,403
Range Resources Corp.	8.25	01/15/29	55,000	56,707
Seadrill Finance Ltd.(1)	8.38	08/01/30	50,000	51,101
SM Energy Co.	6.50	07/15/28	30,000	29,942

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.0% (Continued)
SM Energy Co.	6.63	01/15/27	$35,000	$35,020
SM Energy Co.	6.75	09/15/26	40,000	40,111
SM Energy Co.(1)	6.75	08/01/29	65,000	64,650
SM Energy Co.(1)	7.00	08/01/32	65,000	64,515
Sunoco LP(1)	7.00	05/01/29	70,000	72,267
Sunoco LP(1)	7.25	05/01/32	60,000	62,510
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	65,000	61,851
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	70,000	65,748
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	30,000	29,956
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	55,000	55,095
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	40,000	41,142
Valaris Ltd.(1)	8.38	04/30/30	95,000	96,457
Viper Energy, Inc.(1)	5.38	11/01/27	40,000	39,576
Viper Energy, Inc.(1)	7.38	11/01/31	35,000	36,395
				3,643,812
OIL & GAS SERVICES – 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	70,000	70,187
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	56,000	56,294
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	33,000	33,122
Enerflex Ltd.(1)	9.00	10/15/27	51,000	53,119
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	30,000	32,021
Oceaneering International, Inc.	6.00	02/01/28	30,000	29,501
Weatherford International Ltd.(1)	8.63	04/30/30	125,000	129,294
				403,538
PACKAGING & CONTAINERS – 1.9%
Ball Corp.	2.88	08/15/30	129,000	112,364
Ball Corp.	3.13	09/15/31	75,000	64,880
Ball Corp.	6.00	06/15/29	70,000	71,183
Ball Corp.	6.88	03/15/28	85,000	87,448
Berry Global, Inc.(1)	5.63	07/15/27	70,000	69,942
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	40,000	39,388
Crown Americas LLC	5.25	04/01/30	50,000	49,217
Crown Americas LLC/Crown Americas Capital Corp.V	4.25	09/30/26	30,000	29,393
Crown Americas LLC/Crown Americas Capital Corp.VI	4.75	02/01/26	75,000	74,512
Crown Cork & Seal Co., Inc.	7.38	12/15/26	25,000	25,982
Graphic Packaging International LLC(1)	3.50	03/15/28	55,000	51,401
Graphic Packaging International LLC(1)	3.75	02/01/30	50,000	45,772
Graphic Packaging International LLC(1)	4.75	07/15/27	20,000	19,625
Graphic Packaging International LLC(1)	6.38	07/15/32	50,000	50,509
OI European Group BV(1)	4.75	02/15/30	35,000	31,739
Sealed Air Corp.(1)	4.00	12/01/27	35,000	33,531
Sealed Air Corp.(1)	5.00	04/15/29	30,000	29,005
Sealed Air Corp.(1)	6.50	07/15/32	30,000	30,479
Sealed Air Corp.(1)	6.88	07/15/33	45,000	47,711
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	75,000	75,850
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	35,000	36,382

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 1.9% (Continued)
Silgan Holdings, Inc.	4.13	02/01/28	$50,000	$47,781
TriMas Corp.(1)	4.13	04/15/29	40,000	37,364
				1,161,458
PHARMACEUTICALS – 0.8%
180 Medical, Inc.(1)	3.88	10/15/29	45,000	41,896
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	70,000	70,482
Jazz Securities DAC(1)	4.38	01/15/29	135,000	127,871
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	175,000	165,969
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	50,000	50,157
				456,375
PIPELINES – 6.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	65,000	63,356
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	60,000	59,933
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	55,000	54,746
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	50,000	50,599
Buckeye Partners LP	3.95	12/01/26	50,000	48,112
Buckeye Partners LP	4.13	12/01/27	48,000	45,926
Buckeye Partners LP(1)	4.50	03/01/28	45,000	42,900
Buckeye Partners LP	5.85	11/15/43	55,000	47,587
Buckeye Partners LP(1)	6.88	07/01/29	45,000	45,776
CNX Midstream Partners LP(1)	4.75	04/15/30	35,000	32,610
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	125,000	119,060
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	40,000	42,352
DT Midstream, Inc.(1)	4.13	06/15/29	95,000	89,281
DT Midstream, Inc.(1)	4.38	06/15/31	85,000	78,258
Energy Transfer LP	7.13	10/01/54	35,000	35,397
Energy Transfer LP	8.00	05/15/54	70,000	74,225
EQM Midstream Partners LP	4.13	12/01/26	45,000	44,059
EQM Midstream Partners LP(1)	4.50	01/15/29	65,000	62,620
EQM Midstream Partners LP(1)	4.75	01/15/31	95,000	90,383
EQM Midstream Partners LP	5.50	07/15/28	75,000	74,499
EQM Midstream Partners LP(1)	6.38	04/01/29	54,000	54,885
EQM Midstream Partners LP(1)	6.50	07/01/27	80,000	81,890
EQM Midstream Partners LP	6.50	07/15/48	50,000	50,357
EQM Midstream Partners LP(1)	7.50	06/01/27	40,000	40,928
EQM Midstream Partners LP(1)	7.50	06/01/30	50,000	53,809
Harvest Midstream I LP(1)	7.50	09/01/28	70,000	70,867
Harvest Midstream I LP(1)	7.50	05/15/32	40,000	40,984
Hess Midstream Operations LP(1)	4.25	02/15/30	95,000	88,780
Hess Midstream Operations LP(1)	5.13	06/15/28	10,000	9,794
Hess Midstream Operations LP(1)	5.50	10/15/30	20,000	19,557
Hess Midstream Operations LP(1)	5.63	02/15/26	85,000	84,860
Hess Midstream Operations LP(1)	6.50	06/01/29	60,000	61,041
Kinetik Holdings LP(1)	5.88	06/15/30	80,000	79,453
Kinetik Holdings LP(1)	6.63	12/15/28	70,000	71,553
Northriver Midstream Finance LP(1)	6.75	07/15/32	50,000	51,354
NuStar Logistics LP	5.63	04/28/27	45,000	44,684

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.3% (Continued)
NuStar Logistics LP	6.00	06/01/26	$45,000	$45,067
NuStar Logistics LP	6.38	10/01/30	50,000	50,606
Rockies Express Pipeline LLC(1)	4.80	05/15/30	25,000	23,142
Rockies Express Pipeline LLC(1)	4.95	07/15/29	50,000	47,008
Rockies Express Pipeline LLC(1)	7.50	07/15/38	65,000	66,421
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.50	03/01/55	50,000	51,961
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.63	03/01/55	45,000	46,374
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	115,000	106,118
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	100,000	86,948
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	110,000	100,328
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	90,000	92,050
Venture Global LNG, Inc.(1)	7.00	01/15/30	130,000	130,892
Venture Global LNG, Inc.(1)	8.13	06/01/28	195,000	202,505
Venture Global LNG, Inc.(1)	8.38	06/01/31	180,000	187,100
Venture Global LNG, Inc.(1)	9.50	02/01/29	265,000	293,071
Venture Global LNG, Inc.(1)	9.88	02/01/32	185,000	202,048
				3,838,114
REAL ESTATE – 0.6%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	55,000	55,347
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	35,000	37,741
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	35,000	36,707
Howard Hughes Corp.(1)	4.13	02/01/29	55,000	50,704
Howard Hughes Corp.(1)	4.38	02/01/31	55,000	49,341
Howard Hughes Corp.(1)	5.38	08/01/28	65,000	63,254
Newmark Group, Inc.	7.50	01/12/29	40,000	42,383
				335,477
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.6%
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	35,000	32,762
Brandywine Operating Partnership LP	3.95	11/15/27	45,000	42,152
Brandywine Operating Partnership LP	4.55	10/01/29	35,000	32,251
Brandywine Operating Partnership LP	8.30	03/15/28	20,000	21,032
Brandywine Operating Partnership LP	8.88	04/12/29	30,000	32,538
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	40,000	37,930
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	40,000	36,722
Hudson Pacific Properties LP	3.25	01/15/30	30,000	21,940
Hudson Pacific Properties LP	3.95	11/01/27	35,000	31,424
Hudson Pacific Properties LP	4.65	04/01/29	45,000	36,044
Hudson Pacific Properties LP	5.95	02/15/28	30,000	26,629
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	60,000	56,601
Iron Mountain, Inc.(1)	4.50	02/15/31	100,000	92,939
Iron Mountain, Inc.(1)	4.88	09/15/27	80,000	78,678
Iron Mountain, Inc.(1)	4.88	09/15/29	90,000	86,751
Iron Mountain, Inc.(1)	5.00	07/15/28	30,000	29,261
Iron Mountain, Inc.(1)	5.25	03/15/28	84,000	82,517
Iron Mountain, Inc.(1)	5.25	07/15/30	110,000	106,460
Iron Mountain, Inc.(1)	5.63	07/15/32	55,000	53,404
Iron Mountain, Inc.(1)	7.00	02/15/29	95,000	97,772

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.6% (Continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	$55,000	$53,290
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	50,000	47,684
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	7.00	07/15/31	40,000	41,515
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	40,000	36,880
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, inc.(1)	7.00	02/01/30	45,000	46,132
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	70,000	66,739
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	60,000	59,434
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	50,000	47,916
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	60,000	58,781
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	85,000	86,069
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	35,000	36,332
RLJ Lodging Trust LP(1)	3.75	07/01/26	45,000	43,628
RLJ Lodging Trust LP(1)	4.00	09/15/29	45,000	40,600
SBA Communications Corp.	3.13	02/01/29	135,000	122,947
SBA Communications Corp.	3.88	02/15/27	125,000	121,065
Starwood Property Trust, Inc.(1)	3.63	07/15/26	40,000	38,378
Starwood Property Trust, Inc.(1)	4.38	01/15/27	45,000	43,413
Starwood Property Trust, Inc.(1)	6.00	04/15/30	35,000	34,340
Starwood Property Trust, Inc.(1)	7.25	04/01/29	50,000	51,227
Vornado Realty LP	2.15	06/01/26	40,000	37,877
Vornado Realty LP	3.40	06/01/31	30,000	25,547
				2,175,601
RETAIL – 5.5%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	70,000	64,691
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	145,000	138,320
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	50,000	49,936
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	90,000	91,637
Academy Ltd.(1)	6.00	11/15/27	35,000	34,934
Advance Auto Parts, Inc.	1.75	10/01/27	30,000	26,684
Advance Auto Parts, Inc.	3.50	03/15/32	30,000	24,697
Advance Auto Parts, Inc.	3.90	04/15/30	40,000	35,633
Advance Auto Parts, Inc.	5.90	03/09/26	25,000	25,211
Advance Auto Parts, Inc.	5.95	03/09/28	30,000	30,258
Asbury Automotive Group, Inc.	4.50	03/01/28	30,000	28,986
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	70,000	65,600
Asbury Automotive Group, Inc.	4.75	03/01/30	40,000	37,675
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	55,000	50,709
Bath & Body Works, Inc.	5.25	02/01/28	30,000	29,613
Bath & Body Works, Inc.(1)	6.63	10/01/30	75,000	75,161
Bath & Body Works, Inc.	6.69	01/15/27	20,000	20,491
Bath & Body Works, Inc.	6.75	07/01/36	60,000	60,400
Bath & Body Works, Inc.	6.88	11/01/35	65,000	66,062
Bath & Body Works, Inc.	7.50	06/15/29	45,000	46,503
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	25,000	24,525
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	55,000	55,962

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.5% (Continued)
FirstCash, Inc.(1)	4.63	09/01/28	$45,000	$42,669
FirstCash, Inc.(1)	5.63	01/01/30	45,000	43,733
FirstCash, Inc.(1)	6.88	03/01/32	40,000	40,506
Foot Locker, Inc.(1)	4.00	10/01/29	35,000	30,109
Gap, Inc.(1)	3.63	10/01/29	65,000	58,402
Gap, Inc.(1)	3.88	10/01/31	65,000	55,930
Group 1 Automotive, Inc.(1)	4.00	08/15/28	65,000	61,083
Group 1 Automotive, Inc.(1)	6.38	01/15/30	45,000	45,314
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	65,000	64,455
Kohl’s Corp.	4.63	05/01/31	55,000	45,685
Kohl’s Corp.	5.55	07/17/45	30,000	20,208
Lithia Motors, Inc.(1)	3.88	06/01/29	70,000	64,303
Lithia Motors, Inc.(1)	4.38	01/15/31	40,000	36,632
Lithia Motors, Inc.(1)	4.63	12/15/27	45,000	43,700
Macy’s Retail Holdings LLC	4.30	02/15/43	25,000	17,277
Macy’s Retail Holdings LLC	4.50	12/15/34	25,000	20,912
Macy’s Retail Holdings LLC	5.13	01/15/42	25,000	19,267
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	40,000	39,124
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	35,000	33,889
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	40,000	38,271
Marks & Spencer PLC(1)	7.13	12/01/37	30,000	33,173
Murphy Oil USA, Inc.(1)	3.75	02/15/31	40,000	35,588
Murphy Oil USA, Inc.	4.75	09/15/29	45,000	43,047
Murphy Oil USA, Inc.	5.63	05/01/27	30,000	30,102
Nordstrom, Inc.	4.00	03/15/27	30,000	28,903
Nordstrom, Inc.	4.25	08/01/31	40,000	35,281
Nordstrom, Inc.	4.38	04/01/30	45,000	40,836
Nordstrom, Inc.	5.00	01/15/44	80,000	60,296
Nordstrom, Inc.	6.95	03/15/28	25,000	25,925
Penske Automotive Group, Inc.	3.75	06/15/29	44,000	40,300
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	105,000	99,932
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	50,000	50,666
Sonic Automotive, Inc.(1)	4.63	11/15/29	50,000	45,954
Sonic Automotive, Inc.(1)	4.88	11/15/31	50,000	45,001
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	50,000	46,175
Vivo Energy Investments BV(1)	5.13	09/24/27	30,000	29,414
Walgreens Boots Alliance, Inc.	3.20	04/15/30	35,000	27,858
Walgreens Boots Alliance, Inc.	3.45	06/01/26	130,000	125,152
Walgreens Boots Alliance, Inc.	4.10	04/15/50	70,000	45,219
Walgreens Boots Alliance, Inc.	4.50	11/18/34	46,000	35,809
Walgreens Boots Alliance, Inc.	4.65	06/01/46	10,000	6,538
Walgreens Boots Alliance, Inc.	4.80	11/18/44	60,000	44,201
Walgreens Boots Alliance, Inc.	8.13	08/15/29	55,000	54,712
Yum! Brands, Inc.	3.63	03/15/31	85,000	77,065
Yum! Brands, Inc.	4.63	01/31/32	85,000	79,785
Yum! Brands, Inc.(1)	4.75	01/15/30	85,000	82,333
Yum! Brands, Inc.	5.35	11/01/43	25,000	24,367

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.5% (Continued)
Yum! Brands, Inc.	5.38	04/01/32	$85,000	$82,841
Yum! Brands, Inc.	6.88	11/15/37	30,000	33,369
				3,314,999
SEMICONDUCTORS – 0.7%
Amkor Technology, Inc.(1)	6.63	09/15/27	50,000	50,244
Entegris, Inc.(1)	3.63	05/01/29	40,000	36,768
Entegris, Inc.(1)	4.38	04/15/28	30,000	28,709
Entegris, Inc.(1)	4.75	04/15/29	140,000	135,743
Entegris, Inc.(1)	5.95	06/15/30	75,000	74,985
ON Semiconductor Corp.(1)	3.88	09/01/28	60,000	56,324
Synaptics, Inc.(1)	4.00	06/15/29	40,000	36,729
				419,502
SOFTWARE – 1.3%
Camelot Finance SA(1)	4.50	11/01/26	60,000	58,992
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	80,000	75,578
Elastic NV(1)	4.13	07/15/29	50,000	46,314
Fair Isaac Corp.(1)	4.00	06/15/28	75,000	71,293
Fair Isaac Corp.(1)	5.25	05/15/26	40,000	40,078
Open Text Corp.(1)	3.88	02/15/28	80,000	75,319
Open Text Corp.(1)	3.88	12/01/29	70,000	63,918
Open Text Holdings, Inc.(1)	4.13	02/15/30	80,000	73,507
Open Text Holdings, Inc.(1)	4.13	12/01/31	55,000	49,445
PTC, Inc.(1)	4.00	02/15/28	45,000	43,088
RingCentral, Inc.(1)	8.50	08/15/30	35,000	37,045
ROBLOX Corp.(1)	3.88	05/01/30	90,000	81,537
Twilio, Inc.	3.63	03/15/29	45,000	41,476
Twilio, Inc.	3.88	03/15/31	40,000	36,113
				793,703
TELECOMMUNICATIONS – 3.3%
British Telecommunications PLC(1)	4.25	11/23/81	45,000	43,429
British Telecommunications PLC(1)	4.88	11/23/81	40,000	36,821
Ciena Corp.(1)	4.00	01/31/30	30,000	27,708
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	170,000	161,687
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	260,000	244,941
Millicom International Cellular SA(1)	4.50	04/27/31	60,000	54,176
Millicom International Cellular SA(1)	5.13	01/15/28	18,000	17,453
Millicom International Cellular SA(1)	6.25	03/25/29	63,000	62,655
Millicom International Cellular SA(1)	7.38	04/02/32	50,000	51,111
Optics Bidco SpA(1)	6.00	09/30/34	50,000	48,990
Optics Bidco SpA(1)	6.38	11/15/33	50,000	50,637
Optics Bidco SpA(1)	7.20	07/18/36	30,000	31,012
Optics Bidco SpA(1)	7.72	06/04/38	45,000	47,803
Rogers Communications, Inc.(1)	5.25	03/15/82	65,000	63,738
Sable International Finance Ltd.(1)	7.13	10/15/32	75,000	75,445
Telecom Italia Capital SA	6.00	09/30/34	40,000	38,977
Telecom Italia Capital SA	6.38	11/15/33	40,000	40,475
Telecom Italia Capital SA	7.20	07/18/36	40,000	40,622

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 3.3% (Continued)
Telecom Italia Capital SA	7.72	06/04/38	$50,000	$52,117
United States Cellular Corp.	6.70	12/15/33	45,000	48,611
Viasat, Inc.(1)	5.63	04/15/27	50,000	46,734
Viavi Solutions, Inc.(1)	3.75	10/01/29	30,000	27,251
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	115,000	99,325
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	125,000	108,374
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	50,000	50,123
Vodafone Group PLC	3.25	06/04/81	45,000	43,275
Vodafone Group PLC	4.13	06/04/81	90,000	81,006
Vodafone Group PLC	5.13	06/04/81	80,000	64,024
Vodafone Group PLC	7.00	04/04/79	170,000	178,357
Zegona Finance PLC(1)	8.63	07/15/29	80,000	84,700
				2,021,577
TRANSPORTATION – 0.7%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	50,000	47,753
Danaos Corp.(1)	8.50	03/01/28	25,000	25,722
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	55,000	50,685
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	65,000	65,649
Rand Parent LLC(1)	8.50	02/15/30	75,000	74,917
RXO, Inc.(1)	7.50	11/15/27	30,000	30,950
XPO CNW, Inc.	6.70	05/01/34	25,000	26,211
XPO, Inc.(1)	7.13	06/01/31	40,000	41,437
XPO, Inc.(1)	7.13	02/01/32	50,000	51,988
				415,312
TRUCKING & LEASING – 0.5%
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	90,000	88,322
Fortress Transportation & Infrastructure Investors LLC(1)	5.88	04/15/33	30,000	29,271
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	05/01/31	70,000	72,053
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	06/15/32	60,000	61,603
Fortress Transportation & Infrastructure Investors LLC(1)	7.88	12/01/30	40,000	42,177
				293,426
TOTAL CORPORATE BONDS (Cost - $58,142,328)				59,375,282

SHORT-TERM INVESTMENTS – 1.6%
TIME DEPOSITS – 1.6%
JP Morgan Chase, New York	4.18	11/01/24	947,417	947,417
TOTAL SHORT-TERM INVESTMENTS (Cost - $947,417)				947,417

TOTAL INVESTMENTS – 99.4% (Cost - $59,089,745)				$60,322,699
OTHER ASSETS LESS LIABILITIES – 0.6%				350,610
NET ASSETS – 100.0%				$60,673,309

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $45,774,674 and represents 75.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
ADVERTISING – 1.9%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$20,000	$18,744
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	50,000	48,524
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	35,000	35,716
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	30,000	31,540
Neptune Bidco US, Inc.(1)	9.29	04/15/29	105,000	98,199
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	15,000	14,079
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	15,000	13,965
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	35,000	34,502
Stagwell Global LLC(1)	5.63	08/15/29	45,000	42,840
Summer BC Bidco B LLC(1)	5.50	10/31/26	10,000	9,862
				347,971
AEROSPACE/DEFENSE – 2.7%
Bombardier, Inc.(1)	6.00	02/15/28	30,000	29,992
Bombardier, Inc.(1)	7.00	06/01/32	35,000	35,877
Bombardier, Inc.(1)	7.25	07/01/31	35,000	36,204
Bombardier, Inc.(1)	7.45	05/01/34	15,000	16,341
Bombardier, Inc.(1)	7.50	02/01/29	35,000	36,480
Bombardier, Inc.(1)	7.88	04/15/27	36,000	36,094
Bombardier, Inc.(1)	8.75	11/15/30	25,000	27,119
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	45,000	50,010
TransDigm, Inc.	4.63	01/15/29	40,000	38,023
TransDigm, Inc.	4.88	05/01/29	30,000	28,682
TransDigm, Inc.	5.50	11/15/27	115,000	114,084
Triumph Group, Inc.(1)	9.00	03/15/28	33,000	34,421
				483,327
AGRICULTURE – 0.2%
Turning Point Brands, Inc.(1)	5.63	02/15/26	10,000	9,971
Vector Group Ltd.(1)	10.50	11/01/26	20,000	20,025
				29,996
AIRLINES – 0.4%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	40,000	34,283
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	15,000	14,619
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	25,000	24,586
				73,488
APPAREL – 0.6%
Crocs, Inc.(1)	4.13	08/15/31	20,000	17,543
Hanesbrands, Inc.(1)	4.88	05/15/26	40,000	39,554
Hanesbrands, Inc.(1)	9.00	02/15/31	20,000	21,446
S&S Holdings LLC(1)	8.38	10/01/31	25,000	25,083
				103,626
AUTO MANUFACTURERS – 0.4%
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	45,000	43,758
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	20,000	21,009
Wabash National Corp.(1)	4.50	10/15/28	15,000	13,671
				78,438

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 2.4%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	$25,000	$24,655
Adient Global Holdings Ltd.(1)	8.25	04/15/31	20,000	20,735
American Axle & Manufacturing, Inc.	5.00	10/01/29	25,000	22,643
American Axle & Manufacturing, Inc.	6.50	04/01/27	15,000	14,966
American Axle & Manufacturing, Inc.	6.88	07/01/28	20,000	19,810
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	65,000	65,469
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	35,000	34,958
Goodyear Tire & Rubber Co.	4.88	03/15/27	15,000	14,487
Goodyear Tire & Rubber Co.	5.00	05/31/26	35,000	34,426
Goodyear Tire & Rubber Co.	5.00	07/15/29	40,000	36,250
Goodyear Tire & Rubber Co.	5.25	04/30/31	25,000	21,980
Goodyear Tire & Rubber Co.	5.25	07/15/31	20,000	17,598
Goodyear Tire & Rubber Co.	5.63	04/30/33	20,000	17,317
Tenneco, Inc.(1)	8.00	11/17/28	75,000	69,512
Titan International, Inc.	7.00	04/30/28	15,000	14,562
				429,368
BANKS – 0.6%
Freedom Mortgage Corp.(1)	6.63	01/15/27	25,000	24,728
Freedom Mortgage Corp.(1)	7.63	05/01/26	15,000	15,068
Freedom Mortgage Corp.(1)	12.00	10/01/28	35,000	37,847
Freedom Mortgage Corp.(1)	12.25	10/01/30	20,000	22,046
				99,689
BEVERAGES – 0.2%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	30,000	28,294

BUILDING MATERIALS – 1.1%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	15,000	15,802
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	25,000	25,143
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	20,000	20,606
Eco Material Technologies, Inc.(1)	7.88	01/31/27	30,000	30,223
Griffon Corp.	5.75	03/01/28	40,000	39,314
JELD-WEN, Inc.(1)	4.88	12/15/27	15,000	14,525
JELD-WEN, Inc.(1)	7.00	09/01/32	15,000	14,881
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	15,000	14,369
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	25,000	24,219
				199,082
CHEMICALS – 3.1%
ASP Unifrax Holdings, Inc.(1)	7.10	09/30/29	18,750	11,156
Cerdia Finanz GmbH(1)	9.38	10/03/31	35,000	36,083
Chemours Co.(1)	4.63	11/15/29	30,000	26,079
Chemours Co.	5.38	05/15/27	15,000	14,457
Chemours Co.(1)	5.75	11/15/28	30,000	27,729
Consolidated Energy Finance SA(1)	5.63	10/15/28	20,000	16,320
Consolidated Energy Finance SA(1)	12.00	02/15/31	20,000	19,531
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	20,000	19,211
Herens Holdco Sarl(1)	4.75	05/15/28	10,000	8,785
Mativ Holdings, Inc.(1)	8.00	10/01/29	15,000	15,282

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.1% (Continued)
Olympus Water US Holding Corp.(1)	4.25	10/01/28	$30,000	$28,266
Olympus Water US Holding Corp.(1)	7.13	10/01/27	15,000	15,245
Olympus Water US Holding Corp.(1)	7.25	06/15/31	30,000	30,810
Olympus Water US Holding Corp.(1)	9.75	11/15/28	70,000	74,351
Rain Carbon, Inc.(1)	12.25	09/01/29	20,000	21,349
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	40,000	38,342
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	30,000	29,664
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	30,000	28,455
TPC Group, Inc.(1)	13.00	12/16/27	8,571	8,666
Tronox, Inc.(1)	4.63	03/15/29	45,000	40,875
WR Grace Holdings LLC(1)	4.88	06/15/27	45,000	44,212
				554,868
COMMERCIAL SERVICES – 6.2%
Albion Financing 2 Sarl(1)	8.75	04/15/27	15,000	15,426
Allied Universal Holdco LLC(1)	7.88	02/15/31	85,000	86,576
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	65,000	61,024
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	25,000	23,433
Alta Equipment Group, Inc.(1)	9.00	06/01/29	20,000	17,782
APi Group DE, Inc.(1)	4.13	07/15/29	25,000	23,082
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	15,000	14,110
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	30,000	27,951
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	25,000	24,564
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	25,000	25,581
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	25,000	25,560
Carriage Services, Inc.(1)	4.25	05/15/29	15,000	13,722
Champions Financing, Inc.(1)	8.75	02/15/29	25,000	25,261
Cimpress PLC(1)	7.38	09/15/32	25,000	24,644
CPI CG, Inc.(1)	10.00	07/15/29	10,000	10,486
EquipmentShare.com, Inc.(1)	8.00	03/15/33	25,000	25,261
EquipmentShare.com, Inc.(1)	8.63	05/15/32	20,000	20,657
EquipmentShare.com, Inc.(1)	9.00	05/15/28	40,000	41,411
Garda World Security Corp.(1)	4.63	02/15/27	20,000	19,492
Garda World Security Corp.(1)	7.75	02/15/28	15,000	15,505
GEO Group, Inc.	10.25	04/15/31	25,000	26,814
Matthews International Corp.(1)	8.63	10/01/27	10,000	10,323
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	20,000	19,209
NESCO Holdings II, Inc.(1)	5.50	04/15/29	35,000	32,607
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	15,000	13,859
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	50,000	49,997
PROG Holdings, Inc.(1)	6.00	11/15/29	25,000	24,190
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	50,000	49,992
RR Donnelley & Sons Co.(1)	9.50	08/01/29	40,000	40,315
RR Donnelley & Sons Co.(1)	10.88	08/01/29	20,000	19,737
Sotheby’s(1)	7.38	10/15/27	45,000	44,020
Upbound Group, Inc.(1)	6.38	02/15/29	15,000	14,291
Valvoline, Inc.(1)	3.63	06/15/31	20,000	17,352
VM Consolidated, Inc.(1)	5.50	04/15/29	15,000	14,520

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 6.2% (Continued)
VT Topco, Inc.(1)	8.50	08/15/30	$15,000	$15,801
Wand NewCo 3, Inc.(1)	7.63	01/30/32	45,000	46,545
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	35,000	34,950
Williams Scotsman, Inc.(1)	4.63	08/15/28	20,000	19,138
Williams Scotsman, Inc.(1)	6.63	06/15/29	20,000	20,319
Williams Scotsman, Inc.(1)	7.38	10/01/31	20,000	20,732
ZipRecruiter, Inc.(1)	5.00	01/15/30	25,000	22,568
				1,098,807
COMPUTERS – 0.9%
Amentum Holdings, Inc.(1)	7.25	08/01/32	40,000	41,466
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	20,000	19,012
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	25,000	26,021
NCR Voyix Corp.(1)	5.00	10/01/28	25,000	24,073
NCR Voyix Corp.(1)	5.13	04/15/29	18,000	17,219
Science Applications International Corp.(1)	4.88	04/01/28	15,000	14,727
Unisys Corp.(1)	6.88	11/01/27	20,000	19,572
				162,090
DISTRIBUTION/WHOLESALE – 1.0%
Gates Corp./DE(1)	6.88	07/01/29	20,000	20,574
H&E Equipment Services, Inc.(1)	3.88	12/15/28	50,000	46,215
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	35,000	36,919
Velocity Vehicle Group LLC(1)	8.00	06/01/29	20,000	20,621
Verde Purchaser LLC(1)	10.50	11/30/30	25,000	26,716
Windsor Holdings III LLC(1)	8.50	06/15/30	35,000	36,878
				187,923
DIVERSIFIED FINANCIAL SERVICES – 3.1%
AG Issuer LLC(1)	6.25	03/01/28	15,000	14,737
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	20,000	20,681
Aretec Group, Inc.(1)	10.00	08/15/30	25,000	27,271
Azorra Finance Ltd.(1)	7.75	04/15/30	20,000	19,777
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	15,000	15,100
Coinbase Global, Inc.(1)	3.38	10/01/28	40,000	35,593
Coinbase Global, Inc.(1)	3.63	10/01/31	30,000	25,047
Enova International, Inc.(1)	9.13	08/01/29	15,000	15,411
Enova International, Inc.(1)	11.25	12/15/28	20,000	21,555
Focus Financial Partners LLC(1)	6.75	09/15/31	35,000	34,795
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	35,000	35,498
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	35,000	35,869
LFS Topco LLC(1)	5.88	10/15/26	10,000	9,437
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	35,000	32,802
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	35,000	34,188
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	20,000	19,149
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	25,000	24,933
Nationstar Mortgage Holdings, Inc.(1)	6.50	08/01/29	25,000	25,019
Nationstar Mortgage Holdings, Inc.(1)	7.13	02/01/32	35,000	35,809
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	15,000	14,790

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 3.1% (Continued)
PHH Mortgage Corp.(1)	7.88	03/15/26	$15,000	$15,312
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	15,000	15,351
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	20,000	20,552
				548,676
ELECTRIC – 1.5%
Alpha Generation LLC(1)	6.75	10/15/32	40,000	40,587
Calpine Corp.(1)	4.63	02/01/29	20,000	18,983
Calpine Corp.(1)	5.00	02/01/31	30,000	28,344
Calpine Corp.(1)	5.13	03/15/28	65,000	63,587
NRG Energy, Inc.(1)	5.75	07/15/29	35,000	34,631
PG&E Corp.	7.38	03/15/55	40,000	41,417
Pike Corp.(1)	5.50	09/01/28	25,000	24,521
Pike Corp.(1)	8.63	01/31/31	20,000	21,275
				273,345
ELECTRICAL COMPONENTS & EQUIPMENT – 0.4%
Energizer Holdings, Inc.(1)	4.38	03/31/29	25,000	23,408
Energizer Holdings, Inc.(1)	4.75	06/15/28	30,000	28,830
Energizer Holdings, Inc.(1)	6.50	12/31/27	15,000	15,186
				67,424
ENERGY-ALTERNATE SOURCES – 0.2%
Sunnova Energy Corp.(1)	5.88	09/01/26	20,000	17,896
Sunnova Energy Corp.(1)	11.75	10/01/28	15,000	12,211
				30,107
ENGINEERING & CONSTRUCTION – 1.1%
Arcosa, Inc.(1)	4.38	04/15/29	20,000	18,891
Arcosa, Inc.(1)	6.88	08/15/32	20,000	20,546
Artera Services LLC(1)	8.50	02/15/31	20,000	19,840
Brand Industrial Services, Inc.(1)	10.38	08/01/30	50,000	53,070
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	10,000	9,960
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	30,000	29,281
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	30,000	30,552
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	15,000	15,409
				197,549
ENTERTAINMENT – 5.0%
Affinity Interactive(1)	6.88	12/15/27	20,000	16,434
Banijay Entertainment SAS(1)	8.13	05/01/29	15,000	15,568
Boyne USA, Inc.(1)	4.75	05/15/29	30,000	28,633
Caesars Entertainment, Inc.(1)	4.63	10/15/29	50,000	46,908
Caesars Entertainment, Inc.(1)	6.00	10/15/32	40,000	39,043
Caesars Entertainment, Inc.(1)	8.13	07/01/27	23,000	23,466
CCM Merger, Inc.(1)	6.38	05/01/26	10,000	9,975
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.25	07/15/29	25,000	24,099
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.38	04/15/27	25,000	24,829
Churchill Downs, Inc.(1)	4.75	01/15/28	20,000	19,418

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 5.0% (Continued)
Churchill Downs, Inc.(1)	5.50	04/01/27	$30,000	$29,844
Churchill Downs, Inc.(1)	5.75	04/01/30	55,000	54,190
Churchill Downs, Inc.(1)	6.75	05/01/31	20,000	20,386
Cinemark USA, Inc.(1)	5.25	07/15/28	30,000	29,469
Cinemark USA, Inc.(1)	7.00	08/01/32	20,000	20,517
Empire Resorts, Inc.(1)	7.75	11/01/26	10,000	9,534
Everi Holdings, Inc.(1)	5.00	07/15/29	15,000	14,895
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	15,000	14,776
Light & Wonder International, Inc.(1)	7.00	05/15/28	25,000	25,125
Light & Wonder International, Inc.(1)	7.25	11/15/29	25,000	25,579
Light & Wonder International, Inc.(1)	7.50	09/01/31	20,000	20,676
Lions Gate Capital Holdings 1, Inc.(1)	5.50	04/15/29	10,000	8,850
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	20,000	14,484
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	45,000	43,825
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	20,000	19,628
Merlin Entertainments Ltd.(1)	5.75	06/15/26	15,000	14,802
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	25,000	23,622
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	50,000	49,695
Odeon FinCo. PLC(1)	12.75	11/01/27	10,000	10,535
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	15,000	15,493
Penn Entertainment, Inc.(1)	4.13	07/01/29	15,000	13,497
Penn Entertainment, Inc.(1)	5.63	01/15/27	20,000	19,635
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	10,000	9,924
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	35,000	34,150
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	30,000	28,834
Six Flags Entertainment Corp./DE(1)	5.50	04/15/27	20,000	19,896
Six Flags Entertainment Corp./DE(1)	7.25	05/15/31	35,000	35,907
Universal Entertainment Corp.(1)	9.88	08/01/29	10,000	10,057
				886,198
ENVIRONMENTAL CONTROL – 1.1%
Enviri Corp.(1)	5.75	07/31/27	15,000	14,472
GFL Environmental, Inc.(1)	4.00	08/01/28	35,000	33,135
GFL Environmental, Inc.(1)	4.38	08/15/29	15,000	14,069
GFL Environmental, Inc.(1)	4.75	06/15/29	30,000	28,750
Madison IAQ LLC(1)	4.13	06/30/28	30,000	28,604
Reworld Holding Corp.(1)	4.88	12/01/29	30,000	28,047
Reworld Holding Corp.	5.00	09/01/30	15,000	13,817
Waste Pro USA, Inc.(1)	5.50	02/15/26	20,000	19,964
Wrangler Holdco Corp.(1)	6.63	04/01/32	20,000	20,443
				201,301
FOOD – 2.4%
Aragvi Finance International DAC(1)	8.45	04/29/26	25,000	24,920
B&G Foods, Inc.(1)	8.00	09/15/28	30,000	31,205
C&S Group Enterprises LLC(1)	5.00	12/15/28	20,000	16,579
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	15,000	14,418
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	20,000	20,994
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	40,000	41,468

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.4% (Continued)
Post Holdings, Inc.(1)	4.50	09/15/31	$39,000	$35,530
Post Holdings, Inc.(1)	4.63	04/15/30	50,000	46,771
Post Holdings, Inc.(1)	5.50	12/15/29	55,000	53,690
Post Holdings, Inc.(1)	5.63	01/15/28	18,000	18,161
Post Holdings, Inc.(1)	6.25	10/15/34	20,000	19,829
Post Holdings, Inc.(1)	6.38	03/01/33	50,000	49,592
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	30,000	27,821
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	35,000	34,976
				435,954
FOOD SERVICE – 0.4%
Aramark Services, Inc.(1)	5.00	02/01/28	45,000	44,231
TKC Holdings, Inc.(1)	6.88	05/15/28	20,000	19,711
				63,942
FOREST PRODUCTS & PAPER – 0.8%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	10,000	9,493
Domtar Corp.(1)	6.75	10/01/28	25,000	22,888
Glatfelter Corp.(1)	4.75	11/15/29	15,000	13,488
Glatfelter Corp.(1)	7.25	11/15/31	35,000	34,730
Mercer International, Inc.	5.13	02/01/29	40,000	34,570
Mercer International, Inc.	5.50	01/15/26	5,000	5,000
Mercer International, Inc.(1)	12.88	10/01/28	15,000	15,901
				136,070
GAS – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	20,000	19,308
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	30,000	29,422
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	15,000	15,447
				64,177
HAND/MACHINE TOOLS – 0.1%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	15,000	16,694

HEALTHCARE-PRODUCTS – 1.2%
Bausch + Lomb Corp.(1)	8.38	10/01/28	50,000	52,521
Embecta Corp.(1)	5.00	02/15/30	20,000	18,118
Medline Borrower LP(1)	5.25	10/01/29	100,000	96,947
Neogen Food Safety Corp.(1)	8.63	07/20/30	15,000	16,248
Sotera Health Holdings LLC(1)	7.38	06/01/31	30,000	30,759
				214,593
HEALTHCARE-SERVICES – 5.8%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	15,000	14,099
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	25,000	24,279
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	15,000	14,574
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	35,000	33,898
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	20,000	19,892

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.8% (Continued)
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	$35,000	$29,221
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	65,000	56,777
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	70,000	68,329
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	25,000	23,570
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	30,000	29,981
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	90,000	96,567
Concentra Escrow Issuer Corp.(1)	6.88	07/15/32	25,000	25,686
HAH Group Holding Co. LLC(1)	9.75	10/01/31	30,000	30,597
HealthEquity, Inc.(1)	4.50	10/01/29	20,000	19,085
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	30,000	31,962
Kedrion SpA(1)	6.50	09/01/29	30,000	28,339
LifePoint Health, Inc.(1)	4.38	02/15/27	30,000	29,111
LifePoint Health, Inc.(1)	9.88	08/15/30	30,000	32,854
LifePoint Health, Inc.(1)	11.00	10/15/30	40,000	44,638
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	45,000	30,624
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	55,000	55,937
Select Medical Corp.(1)	6.25	08/15/26	50,000	50,143
Star Parent, Inc.(1)	9.00	10/01/30	35,000	36,444
Tenet Healthcare Corp.	6.13	10/01/28	100,000	99,997
Tenet Healthcare Corp.	6.25	02/01/27	55,000	55,087
Tenet Healthcare Corp.	6.88	11/15/31	15,000	16,100
US Acute Care Solutions LLC(1)	9.75	05/15/29	35,000	35,743
				1,033,534
HOME BUILDERS – 1.0%
Adams Homes, Inc.(1)	9.25	10/15/28	15,000	15,707
Beazer Homes USA, Inc.	5.88	10/15/27	25,000	24,898
Beazer Homes USA, Inc.(1)	7.50	03/15/31	15,000	15,439
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	25,000	23,274
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	10,000	9,463
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	25,000	24,842
Empire Communities Corp.(1)	9.75	05/01/29	20,000	20,921
K Hovnanian Enterprises, Inc.(1)	11.75	09/30/29	20,000	22,085
Landsea Homes Corp.(1)	8.88	04/01/29	10,000	10,213
New Home Co., Inc.(1)	9.25	10/01/29	10,000	10,490
				177,332
HOUSEHOLD PRODUCTS/WARES – 0.1%
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	20,000	19,829

HOUSEWARES – 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	30,000	30,425
Scotts Miracle-Gro Co.	4.00	04/01/31	15,000	13,445
Scotts Miracle-Gro Co.	4.38	02/01/32	20,000	18,121
Scotts Miracle-Gro Co.	4.50	10/15/29	15,000	14,183
Scotts Miracle-Gro Co.	5.25	12/15/26	10,000	10,002
				86,176

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.8%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	$25,000	$23,533
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	45,000	45,793
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	30,000	28,481
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	35,000	34,701
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	50,000	50,272
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	60,000	60,454
AmWINS Group, Inc.(1)	4.88	06/30/29	30,000	28,265
AmWINS Group, Inc.(1)	6.38	02/15/29	30,000	30,167
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	30,000	30,786
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	20,000	20,418
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	40,000	40,753
HUB International Ltd.(1)	7.25	06/15/30	130,000	134,456
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	25,000	26,501
Panther Escrow Issuer LLC(1)	7.13	06/01/31	120,000	122,968
				677,548
INTERNET – 1.7%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	15,000	13,555
Acuris Finance US, Inc./Acuris Finance Sarl(1)	9.00	08/01/29	20,000	19,679
ANGI Group LLC(1)	3.88	08/15/28	20,000	18,116
Arches Buyer, Inc.(1)	4.25	06/01/28	40,000	36,722
Cablevision Lightpath LLC(1)	3.88	09/15/27	15,000	14,319
Cars.com, Inc.(1)	6.38	11/01/28	20,000	19,958
Cogent Communications Group LLC(1)	7.00	06/15/27	20,000	20,231
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.(1)	7.00	06/15/27	10,000	10,065
Getty Images, Inc.(1)	9.75	03/01/27	10,000	9,978
GrubHub Holdings, Inc.(1)	5.50	07/01/27	15,000	14,012
ION Trading Technologies Sarl(1)	5.75	05/15/28	15,000	13,674
ION Trading Technologies Sarl(1)	9.50	05/30/29	35,000	35,602
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	20,000	19,775
Rakuten Group, Inc.(1),(2)	5.13	-	25,000	24,047
Rakuten Group, Inc.(1),(2)	6.25	-	40,000	36,200
				305,933
INVESTMENT COMPANIES – 0.3%
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	50,000	48,123

IRON/STEEL – 0.5%
Algoma Steel, Inc.(1)	9.13	04/15/29	15,000	15,408
ATI, Inc.	4.88	10/01/29	10,000	9,482
ATI, Inc.	5.13	10/01/31	15,000	14,175
ATI, Inc.	5.88	12/01/27	15,000	14,894
ATI, Inc.	7.25	08/15/30	20,000	20,745
TMS International Corp./DE(1)	6.25	04/15/29	15,000	14,526
				89,230

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 1.9%
Life Time, Inc.(1)	8.00	04/15/26	$20,000	$20,111
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	10,000	10,418
Lindblad Expeditions LLC(1)	6.75	02/15/27	10,000	10,055
NCL Corp. Ltd.(1)	5.88	03/15/26	65,000	64,969
NCL Corp. Ltd.(1)	5.88	02/15/27	30,000	29,989
NCL Corp. Ltd.(1)	6.25	03/01/30	10,000	9,899
NCL Corp. Ltd.(1)	7.75	02/15/29	25,000	26,542
NCL Finance Ltd.(1)	6.13	03/15/28	25,000	25,174
Sabre GLBL, Inc.(1)	8.63	06/01/27	40,000	38,639
Sabre GLBL, Inc.(1)	11.25	12/15/27	20,000	20,617
Viking Cruises Ltd.(1)	5.88	09/15/27	35,000	34,801
Viking Cruises Ltd.(1)	7.00	02/15/29	30,000	30,257
Viking Cruises Ltd.(1)	9.13	07/15/31	20,000	21,613
				343,084
LODGING – 0.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	4.88	07/01/31	15,000	13,416
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	5.00	06/01/29	35,000	32,783
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	30,000	27,856
Station Casinos LLC(1)	4.50	02/15/28	30,000	28,658
Station Casinos LLC(1)	4.63	12/01/31	20,000	18,189
Station Casinos LLC(1)	6.63	03/15/32	15,000	15,085
				135,987
MACHINERY-CONSTRUCTION & MINING – 0.1%
Manitowoc Co., Inc.(1)	9.25	10/01/31	10,000	10,166

MACHINERY-DIVERSIFIED – 0.7%
Chart Industries, Inc.(1)	9.50	01/01/31	20,000	21,521
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	40,000	41,205
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	60,000	59,065
				121,791
MEDIA – 3.6%
AMC Networks, Inc.	4.25	02/15/29	40,000	27,653
Block Communications, Inc.(1)	4.88	03/01/28	10,000	9,481
Cable One, Inc.(1)	4.00	11/15/30	25,000	19,731
GCI LLC(1)	4.75	10/15/28	20,000	18,896
Gray Television, Inc.(1)	4.75	10/15/30	40,000	25,194
Gray Television, Inc.(1)	5.38	11/15/31	45,000	27,187
Gray Television, Inc.(1)	7.00	05/15/27	25,000	24,348
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	35,000	34,340
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	20,000	20,502
Midcontinent Communications(1)	8.00	08/15/32	25,000	25,477
Scripps Escrow II, Inc.(1)	3.88	01/15/29	25,000	19,429
Sinclair Television Group, Inc.(1)	4.13	12/01/30	25,000	19,234
Sunrise Hold Co. IV BV(1)	5.50	01/15/28	15,000	14,850
Townsquare Media, Inc.(1)	6.88	02/01/26	15,000	14,958

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 3.6% (Continued)
Univision Communications, Inc.(1)	4.50	05/01/29	$40,000	$35,549
Univision Communications, Inc.(1)	6.63	06/01/27	50,000	49,657
Univision Communications, Inc.(1)	7.38	06/30/30	35,000	33,639
Univision Communications, Inc.(1)	8.00	08/15/28	70,000	71,207
Univision Communications, Inc.(1)	8.50	07/31/31	45,000	44,265
Urban One, Inc.(1)	7.38	02/01/28	25,000	18,570
Virgin Media Finance PLC(1)	5.00	07/15/30	40,000	34,436
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	20,000	19,191
Ziggo Bond Co. BV(1)	5.13	02/28/30	20,000	18,122
Ziggo Bond Co. BV(1)	6.00	01/15/27	25,000	24,967
				650,883
METAL FABRICATE/HARDWARE – 0.1%
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	20,000	18,817

MINING – 1.3%
Arsenal AIC Parent LLC(1)	11.50	10/01/31	20,000	22,280
Century Aluminum Co.(1)	7.50	04/01/28	10,000	10,152
Coeur Mining, Inc.(1)	5.13	02/15/29	10,000	9,551
Compass Minerals International, Inc.(1)	6.75	12/01/27	15,000	14,800
Eldorado Gold Corp.(1)	6.25	09/01/29	15,000	14,772
Hecla Mining Co.	7.25	02/15/28	20,000	20,255
Hudbay Minerals, Inc.(1)	4.50	04/01/26	25,000	24,711
Hudbay Minerals, Inc.(1)	6.13	04/01/29	20,000	20,163
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	10,000	10,041
Kaiser Aluminum Corp.(1)	4.50	06/01/31	20,000	17,873
Kaiser Aluminum Corp.(1)	4.63	03/01/28	20,000	19,075
New Gold, Inc.(1)	7.50	07/15/27	20,000	20,338
Taseko Mines Ltd.(1)	8.25	05/01/30	20,000	20,692
				224,703
MISCELLANEOUS MANUFACTURER – 0.3%
Calderys Financing LLC(1)	11.25	06/01/28	20,000	21,385
Enpro, Inc.	5.75	10/15/26	10,000	9,983
LSB Industries, Inc.(1)	6.25	10/15/28	20,000	19,369
				50,737
OFFICE FURNISHINGS – 0.1%
Interface, Inc.(1)	5.50	12/01/28	10,000	9,800

OFFICE/BUSINESS EQUIPMENT – 0.5%
Pitney Bowes, Inc.(1)	6.88	03/15/27	30,000	29,709
Xerox Corp.	4.80	03/01/35	10,000	5,945
Xerox Corp.	6.75	12/15/39	15,000	10,128
Xerox Holdings Corp.(1)	5.50	08/15/28	25,000	20,524
Xerox Holdings Corp.(1)	8.88	11/30/29	20,000	17,426
				83,732

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.5%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	$40,000	$40,305
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	48,171	49,501
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	24,393	25,186
California Resources Corp.(1)	8.25	06/15/29	35,000	35,375
CITGO Petroleum Corp.(1)	6.38	06/15/26	25,000	25,045
CITGO Petroleum Corp.(1)	8.38	01/15/29	45,000	46,846
Comstock Resources, Inc.(1)	5.88	01/15/30	40,000	36,581
Comstock Resources, Inc.(1)	6.75	03/01/29	15,000	14,369
Comstock Resources, Inc.(1)	6.75	03/01/29	50,000	47,916
CVR Energy, Inc.(1)	5.75	02/15/28	25,000	22,825
CVR Energy, Inc.(1)	8.50	01/15/29	15,000	14,559
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	30,000	30,194
Encino Acquisition Partners Holdings LLC(1)	8.75	05/01/31	20,000	20,549
EnQuest PLC(1)	11.63	11/01/27	15,000	15,178
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	25,000	25,160
Karoon USA Finance, Inc.(1)	10.50	05/14/29	10,000	10,327
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	20,000	19,777
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	10,000	9,989
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	30,000	29,419
Nabors Industries, Inc.(1)	7.38	05/15/27	30,000	30,046
Nabors Industries, Inc.(1)	9.13	01/31/30	20,000	20,673
NewCo Holding USD 20 Sarl(1)	9.38	11/07/29	20,000	19,970
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	30,000	30,316
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	20,000	20,717
Precision Drilling Corp.(1)	6.88	01/15/29	15,000	14,936
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	20,000	20,778
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	15,000	14,900
Talos Production, Inc.(1)	9.00	02/01/29	30,000	30,926
Talos Production, Inc.(1)	9.38	02/01/31	20,000	20,608
Teine Energy Ltd.(1)	6.88	04/15/29	15,000	14,825
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	25,000	23,623
Transocean Aquila Ltd.(1)	8.00	09/30/28	13,615	14,042
Transocean Poseidon Ltd.(1)	6.88	02/01/27	18,000	18,003
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	20,000	20,596
Transocean, Inc.(1)	8.75	02/15/30	38,250	39,657
Vermilion Energy, Inc.(1)	6.88	05/01/30	15,000	14,836
Vital Energy, Inc.(1)	7.75	07/31/29	15,000	14,733
Vital Energy, Inc.(1)	7.88	04/15/32	35,000	33,657
Vital Energy, Inc.	9.75	10/15/30	15,000	15,841
W&T Offshore, Inc.(1)	11.75	02/01/26	10,000	10,049
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	20,000	19,447
				982,280
OIL & GAS SERVICES – 0.8%
Bristow Group, Inc.(1)	6.88	03/01/28	10,000	9,939
Kodiak Gas Services LLC(1)	7.25	02/15/29	25,000	25,718
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	10,000	10,061
Star Holding LLC(1)	8.75	08/01/31	15,000	14,284

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 0.8% (Continued)
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	$30,000	$30,165
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	40,000	40,766
Viridien(1)	8.75	04/01/27	20,000	19,347
				150,280
PACKAGING & CONTAINERS – 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	25,000	22,552
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	25,000	24,952
Clearwater Paper Corp.(1)	4.75	08/15/28	15,000	13,948
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	15,000	15,085
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	20,000	20,316
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	30,000	29,649
LABL, Inc.(1)	5.88	11/01/28	25,000	23,258
LABL, Inc.(1)	8.63	10/01/31	35,000	33,760
LABL, Inc.(1)	9.50	11/01/28	10,000	10,259
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	110,000	113,163
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	30,000	29,881
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	30,000	29,543
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	5,000	4,898
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	30,000	28,244
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	30,000	28,679
Trivium Packaging Finance BV(1)	5.50	08/15/26	45,000	44,646
				472,833
PHARMACEUTICALS – 3.3%
AdaptHealth LLC(1)	4.63	08/01/29	15,000	13,656
AdaptHealth LLC(1)	5.13	03/01/30	30,000	27,508
AdaptHealth LLC(1)	6.13	08/01/28	10,000	9,862
Bausch Health Cos, Inc.(1)	4.88	06/01/28	75,000	58,039
Bausch Health Cos, Inc.(1)	5.50	11/01/25	70,000	68,780
Bausch Health Cos, Inc.(1)	5.75	08/15/27	10,000	8,264
Bausch Health Cos, Inc.(1)	6.13	02/01/27	40,000	36,150
Bausch Health Cos, Inc.(1)	11.00	09/30/28	65,000	59,881
BellRing Brands, Inc.(1)	7.00	03/15/30	30,000	31,253
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	15,000	14,483
Elanco Animal Health, Inc.	6.65	08/28/28	30,000	30,799
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	40,000	42,819
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	20,000	13,808
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	25,000	27,339
Option Care Health, Inc.(1)	4.38	10/31/29	20,000	18,424
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	75,000	68,457
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	25,000	25,837
Owens & Minor, Inc.(1)	4.50	03/31/29	25,000	22,522
Owens & Minor, Inc.(1)	6.63	04/01/30	20,000	19,104
				596,985
PIPELINES – 4.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	15,000	14,999
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	20,000	20,531
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	20,000	20,673

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 4.2% (Continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	$15,000	$14,872
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	40,000	41,071
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	25,000	26,800
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	25,000	25,269
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	30,000	30,004
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	35,000	35,644
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	30,000	30,664
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	15,000	15,462
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	10,000	9,990
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	20,000	20,077
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	20,000	20,423
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	20,000	20,418
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	25,000	26,397
ITT Holdings LLC(1)	6.50	08/01/29	45,000	41,629
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	10,000	10,902
New Fortress Energy, Inc.(1)	6.50	09/30/26	65,000	60,262
New Fortress Energy, Inc.(1)	8.75	03/15/29	25,000	20,894
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	35,000	35,249
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	55,000	55,466
Prairie Acquiror LP(1)	9.00	08/01/29	15,000	15,222
Summit Midstream Holdings LLC(1)	8.63	10/31/29	20,000	20,677
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	25,000	24,031
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	20,000	19,865
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	30,000	28,182
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	20,000	18,570
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	30,000	30,119
				754,362
REAL ESTATE – 0.9%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	24,400	21,408
CoreLogic, Inc.(1)	4.50	05/01/28	30,000	28,200
Five Point Operating Co. LP/Five Point Capital Corp.(1),(3)	10.50	01/15/28	16,791	17,209
Hunt Cos, Inc.(1)	5.25	04/15/29	25,000	23,772
Kennedy-Wilson, Inc.	4.75	03/01/29	35,000	32,121
Kennedy-Wilson, Inc.	4.75	02/01/30	25,000	22,387
Kennedy-Wilson, Inc.	5.00	03/01/31	15,000	13,262
				158,359
REAL ESTATE INVESTMENT TRUST (REITS) – 3.4%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	20,000	17,367
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	25,000	24,115
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	5.75	05/15/26	35,000	34,684
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	55,000	39,008
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	35,000	27,256
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	55,000	48,577
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	20,000	18,939
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	15,000	14,993

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 3.4% (Continued)
Rithm Capital Corp.(1)	8.00	04/01/29	$30,000	$29,963
Service Properties Trust	3.95	01/15/28	20,000	17,186
Service Properties Trust	4.38	02/15/30	30,000	22,736
Service Properties Trust	4.75	10/01/26	10,000	9,459
Service Properties Trust	4.95	02/15/27	15,000	13,985
Service Properties Trust	4.95	10/01/29	10,000	8,002
Service Properties Trust	5.25	02/15/26	15,000	14,563
Service Properties Trust	5.50	12/15/27	25,000	23,698
Service Properties Trust	8.38	06/15/29	25,000	24,455
Service Properties Trust(1)	8.63	11/15/31	30,000	31,732
Service Properties Trust	8.88	06/15/32	20,000	18,610
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	20,000	18,405
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	10.50	02/15/28	110,000	117,277
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	10.50	02/15/28	15,000	15,992
XHR LP(1)	4.88	06/01/29	20,000	18,792
				609,794
RETAIL – 5.3%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	115,000	103,975
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	30,000	28,881
Arko Corp.(1)	5.13	11/15/29	20,000	18,447
Bath & Body Works, Inc.	6.95	03/01/33	10,000	9,929
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	10,000	9,307
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	10,000	9,298
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	10,000	9,662
Brinker International, Inc.(1)	8.25	07/15/30	15,000	15,979
CEC Entertainment LLC(1)	6.75	05/01/26	30,000	29,854
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	25,000	26,158
Dave & Buster’s, Inc.(1)	7.63	11/01/25	15,000	15,000
eG Global Finance PLC(1)	12.00	11/30/28	45,000	50,077
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	16,000	16,851
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	20,000	19,876
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	35,000	32,703
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	35,000	32,703
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	20,000	18,800
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	20,000	18,197
GYP Holdings III Corp.(1)	4.63	05/01/29	10,000	9,449
Ken Garff Automotive LLC(1)	4.88	09/15/28	15,000	14,561
LCM Investments Holdings II LLC(1)	4.88	05/01/29	40,000	37,833
LCM Investments Holdings II LLC(1)	8.25	08/01/31	35,000	36,580
Michaels Cos, Inc.(1)	5.25	05/01/28	35,000	25,229
Papa John’s International, Inc.(1)	3.88	09/15/29	15,000	13,696
Patrick Industries, Inc.(1)	4.75	05/01/29	10,000	9,468
Patrick Industries, Inc.(1)	6.38	11/01/32	20,000	19,796
Patrick Industries, Inc.(1)	7.50	10/15/27	10,000	9,987
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	45,000	43,725
QVC, Inc.	5.45	08/15/34	15,000	9,876
QVC, Inc.	5.95	03/15/43	10,000	6,126
QVC, Inc.(1)	6.88	04/15/29	25,000	21,562

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.3% (Continued)
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	$20,000	$21,523
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	15,000	15,032
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	20,000	20,416
Staples, Inc.(1)	10.75	09/01/29	100,000	96,823
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	25,000	22,956
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	15,000	14,993
Victoria’s Secret & Co.(1)	4.63	07/15/29	20,000	17,645
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	20,000	20,899
				953,872
SEMICONDUCTORS – 0.1%
ams-OSRAM AG(1)	12.25	03/30/29	15,000	15,592

SOFTWARE – 4.0%
ACI Worldwide, Inc.(1)	5.75	08/15/26	15,000	15,044
Capstone Borrower, Inc.(1)	8.00	06/15/30	20,000	20,920
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	30,000	30,686
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	30,000	30,142
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	35,000	33,112
Cloud Software Group, Inc.(1)	6.50	03/31/29	160,000	156,389
Cloud Software Group, Inc.(1)	8.25	06/30/32	70,000	71,998
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	15,000	14,872
Dun & Bradstreet Corp.(1)	5.00	12/15/29	15,000	14,710
Dye & Durham Ltd.(1)	8.63	04/15/29	20,000	21,219
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	10,000	9,175
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	8.75	05/01/29	30,000	30,488
Rocket Software, Inc.(1)	9.00	11/28/28	30,000	31,304
SS&C Technologies, Inc.(1)	5.50	09/30/27	85,000	84,720
SS&C Technologies, Inc.(1)	6.50	06/01/32	25,000	25,466
UKG, Inc.(1)	6.88	02/01/31	100,000	102,533
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	25,000	22,797
				715,575
TELECOMMUNICATIONS – 4.7%
Consolidated Communications, Inc.(1)	5.00	10/01/28	15,000	13,889
Consolidated Communications, Inc.(1)	6.50	10/01/28	30,000	28,541
Frontier Communications Holdings LLC(1)	5.00	05/01/28	55,000	54,119
Frontier Communications Holdings LLC(1)	5.88	10/15/27	50,000	49,926
Frontier Communications Holdings LLC	5.88	11/01/29	25,000	24,452
Frontier Communications Holdings LLC(1)	6.00	01/15/30	45,000	44,087
Frontier Communications Holdings LLC(1)	6.75	05/01/29	45,000	44,797
Frontier Communications Holdings LLC(1)	8.63	03/15/31	30,000	32,181
Frontier Communications Holdings LLC(1)	8.75	05/15/30	45,000	47,674
Frontier Florida LLC	6.86	02/01/28	10,000	10,390
GoTo Group, Inc.(1)	5.50	05/01/28	10,000	7,735
Iliad Holding SASU(1)	6.50	10/15/26	35,000	35,307
Iliad Holding SASU(1)	7.00	10/15/28	35,000	35,480
Iliad Holding SASU(1)	8.50	04/15/31	30,000	31,982

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 4.7% (Continued)
Level 3 Financing, Inc.(1)	10.50	04/15/29	$20,000	$22,367
Level 3 Financing, Inc.(1)	10.50	05/15/30	30,000	32,963
Level 3 Financing, Inc.(1)	10.75	12/15/30	35,000	39,283
Level 3 Financing, Inc.(1)	11.00	11/15/29	65,000	73,428
Lumen Technologies, Inc.(1)	4.13	04/15/29	10,000	8,800
Lumen Technologies, Inc.(1)	4.13	04/15/30	15,000	12,788
Lumen Technologies, Inc.(1)	10.00	10/15/32	20,000	19,950
Viasat, Inc.(1)	6.50	07/15/28	30,000	22,660
Viasat, Inc.(1)	7.50	05/30/31	15,000	9,860
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	60,000	60,388
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	25,000	25,331
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	60,000	53,449
				841,827
TRANSPORTATION – 0.6%
Brightline East LLC(1)	11.00	01/31/30	55,000	49,720
GN Bondco LLC(1)	9.50	10/15/31	25,000	26,571
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	30,000	30,955
				107,246
TOTAL CORPORATE BONDS (Cost - $17,116,443)				17,459,407

SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.5%
JP Morgan Chase, New York	4.18	11/01/24	265,739	265,739
TOTAL SHORT-TERM INVESTMENTS (Cost - $265,739)				265,739

TOTAL INVESTMENTS – 99.4% (Cost - $17,382,182)				$17,725,146
OTHER ASSETS LESS LIABILITIES – 0.6%				104,579
NET ASSETS – 100.0%				$17,829,725

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $15,732,514 and represents 88.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

October 31, 2024

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	119	$1,521
TOTAL COMMON STOCKS (Cost - $1,474)		1,521

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.0%
ADVERTISING – 2.1%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$925,000	791,446
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	904,000	805,569
CMG Media Corp.(1)	8.88	12/15/27	780,000	566,475
				2,163,490
AEROSPACE/DEFENSE – 1.0%
F-Brasile SpA/F-Brasile US LLC(1)	7.38	08/15/26	445,000	446,469
Spirit AeroSystems, Inc.	4.60	06/15/28	615,000	587,375
				1,033,844
APPAREL – 0.4%
Wolverine World Wide, Inc.(1)	4.00	08/15/29	485,000	415,207

AUTO MANUFACTURERS – 1.1%
McLaren Finance PLC(1)	7.50	08/01/26	545,000	531,375
PM General Purchaser LLC(1)	9.50	10/01/28	570,000	579,582
				1,110,957
AUTO PARTS & EQUIPMENT – 0.9%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	575,000	481,913
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	525,000	459,057
				940,970
BEVERAGES – 0.6%
Triton Water Holdings, Inc.(1)	6.25	04/01/29	630,000	622,976

BIOTECHNOLOGY – 0.3%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	395,000	317,773

BUILDING MATERIALS – 1.8%
ACProducts Holdings, Inc.(1)	6.38	05/15/29	450,000	286,312
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	280,000	250,571
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	452,000	414,188
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	515,000	503,647
Wilsonart LLC(1)	11.00	08/15/32	445,000	439,148
				1,893,866
CHEMICALS – 4.3%
GPD Cos, Inc.(1)	10.13	04/01/26	440,000	418,522
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	405,000	410,622
Innophos Holdings, Inc.(1)	9.38	02/15/28	235,000	222,505
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	308,000	314,313
Olympus Water US Holding Corp.(1)	6.25	10/01/29	350,000	334,146

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 4.3% (Continued)
Rayonier AM Products, Inc.(1)	7.63	01/15/26	$400,000	$400,475
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	615,000	598,946
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	395,000	212,327
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	670,000	628,323
WR Grace Holdings LLC(1)	5.63	08/15/29	1,010,000	933,889
				4,474,068
COMMERCIAL SERVICES – 5.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	840,000	769,433
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	925,000	927,871
Deluxe Corp.(1)	8.00	06/01/29	420,000	396,470
Garda World Security Corp.(1)	6.00	06/01/29	440,000	412,738
Garda World Security Corp.(1)	8.25	08/01/32	515,000	512,712
Garda World Security Corp.(1)	9.50	11/01/27	530,000	530,759
Hertz Corp.(1)	4.63	12/01/26	445,000	336,608
Hertz Corp.(1)	5.00	12/01/29	885,000	565,832
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	635,000	609,098
Signal Parent, Inc.(1)	6.13	04/01/29	266,000	173,462
StoneMor, Inc.(1)	8.50	05/15/29	340,000	303,268
WW International, Inc.(1)	4.50	04/15/29	345,000	87,975
				5,626,226
COMPUTERS – 2.5%
Ahead DB Holdings LLC(1)	6.63	05/01/28	355,000	344,955
McAfee Corp.(1)	7.38	02/15/30	1,815,000	1,751,317
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct(1)	13.00	12/15/30	197,648	233,225
Virtusa Corp.(1)	7.13	12/15/28	300,000	291,231
				2,620,728
COSMETICS/PERSONAL CARE – 0.1%
Oriflame Investment Holding PLC(1)	5.13	05/04/26	325,000	76,304

DISTRIBUTION/WHOLESALE – 1.0%
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	585,000	589,058
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	440,000	434,392
				1,023,450
DIVERSIFIED FINANCIAL SERVICES – 2.6%
Aretec Group, Inc.(1)	7.50	04/01/29	350,000	337,424
Armor Holdco, Inc.(1)	8.50	11/15/29	309,000	302,832
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	350,000	289,887
Hightower Holding LLC(1)	6.75	04/15/29	270,000	266,054
Hightower Holding LLC(1)	9.13	01/31/30	340,000	358,737
LD Holdings Group LLC(1)	6.13	04/01/28	530,000	459,713
LD Holdings Group LLC(1)	8.75	11/01/27	290,000	278,127
Osaic Holdings, Inc.(1)	10.75	08/01/27	365,000	377,449
				2,670,223

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.9%
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	$285,000	$268,073
INNOVATE Corp.(1)	8.50	02/01/26	290,000	237,415
Tutor Perini Corp.(1)	11.88	04/30/29	355,000	389,973
				895,461
ENTERTAINMENT – 2.1%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	533,000	234,587
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	835,000	721,271
Motion Bondco DAC(1)	6.63	11/15/27	345,000	327,260
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	665,000	473,832
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	640,000	413,483
				2,170,433
ENVIRONMENTAL CONTROL – 0.8%
Madison IAQ LLC(1)	5.88	06/30/29	905,000	859,241

FOOD – 2.3%
B&G Foods, Inc.	5.25	09/15/27	485,000	471,140
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	425,000	443,602
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	400,000	419,101
Sigma Holdco BV(1)	7.88	05/15/26	231,000	229,057
TreeHouse Foods, Inc.	4.00	09/01/28	440,000	401,434
United Natural Foods, Inc.(1)	6.75	10/15/28	425,000	410,591
				2,374,925
FOOD SERVICE – 0.6%
TKC Holdings, Inc.(1)	10.50	05/15/29	590,000	597,490

HEALTHCARE-SERVICES – 4.4%
AHP Health Partners, Inc.(1)	5.75	07/15/29	265,000	257,118
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	1,080,000	846,539
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	1,130,000	955,476
LifePoint Health, Inc.(1)	5.38	01/15/29	432,000	395,812
LifePoint Health, Inc.(1)	10.00	06/01/32	705,000	753,089
ModivCare, Inc.(1)	5.00	10/01/29	445,000	303,455
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	865,000	398,882
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	700,000	719,638
				4,630,009
HOUSEHOLD PRODUCTS/WARES – 0.3%
Kronos Acquisition Holdings, Inc.(1)	10.75	06/30/32	395,000	368,494

HOUSEWARES – 0.3%
SWF Holdings I Corp.(1)	6.50	10/01/29	550,000	358,188

INSURANCE – 9.2%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	440,000	416,796
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	842,000	856,468

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 9.2% (Continued)
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	$440,000	$452,486
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	370,000	349,830
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	1,100,000	1,096,860
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	570,000	565,765
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	875,000	894,714
AssuredPartners, Inc.(1)	5.63	01/15/29	485,000	459,400
AssuredPartners, Inc.(1)	7.50	02/15/32	445,000	448,531
BroadStreet Partners, Inc.(1)	5.88	04/15/29	635,000	607,808
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	440,000	445,520
HUB International Ltd.(1)	5.63	12/01/29	451,000	437,200
HUB International Ltd.(1)	7.38	01/31/32	1,565,000	1,597,436
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	440,000	474,357
USI, Inc./NY(1)	7.50	01/15/32	545,000	556,736
				9,659,907
INTERNET – 1.4%
Arches Buyer, Inc.(1)	6.13	12/01/28	440,000	387,750
Cablevision Lightpath LLC(1)	5.63	09/15/28	365,000	339,211
Millennium Escrow Corp.(1)	6.63	08/01/26	695,000	447,841
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	440,000	296,009
				1,470,811
IRON/STEEL – 0.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	505,000	457,632
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	500,000	492,568
				950,200
LEISURE TIME – 0.4%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	465,000	446,310

LODGING – 0.3%
Full House Resorts, Inc.(1)	8.25	02/15/28	360,000	359,682

MACHINERY-DIVERSIFIED – 2.0%
GrafTech Finance, Inc.(1)	4.63	12/15/28	440,000	311,824
GrafTech Global Enterprises, Inc.(1)	9.88	12/15/28	395,000	331,784
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	440,000	472,714
OT Merger Corp.(1)	7.88	10/15/29	264,000	116,618
SPX FLOW, Inc.(1)	8.75	04/01/30	440,000	457,801
TK Elevator Holdco GmbH(1)	7.63	07/15/28	355,000	358,235
				2,048,976
MEDIA – 7.8%
CSC Holdings LLC(1)	3.38	02/15/31	230,000	165,230
CSC Holdings LLC(1)	4.13	12/01/30	250,000	184,797
CSC Holdings LLC(1)	4.50	11/15/31	349,000	256,213
CSC Holdings LLC(1)	5.38	02/01/28	225,000	192,819
CSC Holdings LLC(1)	5.50	04/15/27	290,000	258,419

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 7.8% (Continued)
CSC Holdings LLC(1)	6.50	02/01/29	$405,000	$342,816
CSC Holdings LLC(1)	11.25	05/15/28	215,000	209,860
CSC Holdings LLC(1)	11.75	01/31/29	473,700	462,409
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	230,000	94,851
DISH DBS Corp.	5.13	06/01/29	250,000	166,586
DISH DBS Corp.(1)	5.25	12/01/26	415,000	384,887
DISH DBS Corp.(1)	5.75	12/01/28	395,000	345,857
DISH DBS Corp.	7.38	07/01/28	165,000	121,070
DISH DBS Corp.	7.75	07/01/26	315,000	266,798
DISH Network Corp.(1)	11.75	11/15/27	675,000	711,038
iHeartCommunications, Inc.(1)	4.75	01/15/28	415,000	255,526
iHeartCommunications, Inc.(1)	5.25	08/15/27	665,000	448,024
iHeartCommunications, Inc.	6.38	05/01/26	705,000	597,280
iHeartCommunications, Inc.	8.38	05/01/27	835,000	433,808
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	560,000	564,213
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	795,000	691,652
Scripps Escrow II, Inc.(1)	5.38	01/15/31	350,000	210,640
Scripps Escrow, Inc.(1)	5.88	07/15/27	365,000	321,200
Sinclair Television Group, Inc.(1)	5.13	02/15/27	240,000	213,703
Sinclair Television Group, Inc.(1)	5.50	03/01/30	425,000	292,965
				8,192,661
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc.	6.63	04/15/27	305,000	298,317

MINING – 0.3%
IAMGOLD Corp.(1)	5.75	10/15/28	380,000	370,860

MISCELLANEOUS MANUFACTURER – 1.0%
FXI Holdings, Inc.(1)	12.25	11/15/26	660,000	658,139
FXI Holdings, Inc.(1)	12.25	11/15/26	417,000	414,052
				1,072,191
OIL & GAS – 3.8%
Berry Petroleum Co. LLC(1)	7.00	02/15/26	350,000	341,476
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	300,000	302,098
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	265,000	272,510
Global Marine, Inc.	7.00	06/01/28	230,000	217,855
Nabors Industries Ltd.(1)	7.50	01/15/28	350,000	333,285
Nabors Industries, Inc.(1)	8.88	08/15/31	475,000	449,468
Transocean, Inc.	6.80	03/15/38	385,000	319,787
Transocean, Inc.	7.50	04/15/31	230,000	214,798
Transocean, Inc.(1)	8.00	02/01/27	405,000	404,142
Transocean, Inc.(1)	8.25	05/15/29	555,000	558,013
Transocean, Inc.(1)	8.50	05/15/31	547,000	551,568
				3,965,000
OIL & GAS SERVICES – 0.2%
Nine Energy Service, Inc.	13.00	02/01/28	255,000	167,252

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 6.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	$925,000	$812,295
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	1,065,000	927,652
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	970,000	985,850
Graham Packaging Co., Inc.(1)	7.13	08/15/28	452,000	440,135
Iris Holding, Inc.(1)	10.00	12/15/28	350,000	308,017
LABL, Inc.(1)	8.25	11/01/29	400,000	353,122
LABL, Inc.(1)	10.50	07/15/27	605,000	599,589
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	1,210,000	1,238,472
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	545,000	598,679
Trivium Packaging Finance BV(1)	8.50	08/15/27	615,000	613,839
				6,877,650
PHARMACEUTICALS – 0.8%
Bausch Health Cos, Inc.(1)	14.00	10/15/30	290,000	258,100
Grifols SA(1)	4.75	10/15/28	620,000	571,972
				830,072
PIPELINES – 0.2%
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	265,000	260,868

REAL ESTATE – 0.7%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	385,000	294,035
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	495,000	408,290
				702,325
REAL ESTATE INVESTMENT TRUST (REITS) – 2.7%
Diversified Healthcare Trust	4.38	03/01/31	430,000	348,703
Diversified Healthcare Trust	4.75	02/15/28	445,000	394,101
Office Properties Income Trust(1)	9.00	03/31/29	245,000	239,070
Office Properties Income Trust(1)	9.00	09/30/29	505,000	427,156
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	620,000	520,145
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	995,000	857,735
				2,786,910
RETAIL – 5.8%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	1,095,000	996,664
Foundation Building Materials, Inc.(1)	6.00	03/01/29	355,000	314,051
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	350,000	217,389
Guitar Center, Inc.(1)	8.50	01/15/26	485,000	414,722
LBM Acquisition LLC(1)	6.25	01/15/29	635,000	586,343
Liberty Interactive LLC	8.25	02/01/30	445,000	228,412
Liberty Interactive LLC	8.50	07/15/29	255,000	136,647
Michaels Cos, Inc.(1)	7.88	05/01/29	1,000,000	532,368
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	8.50	10/01/28	960,000	976,903
Park River Holdings, Inc.(1)	5.63	02/01/29	305,000	266,719
Park River Holdings, Inc.(1)	6.75	08/01/29	255,000	227,859
Staples, Inc.(1)	12.75	01/15/30	735,847	585,635
White Capital Buyer LLC(1)	6.88	10/15/28	564,000	566,358
				6,050,070

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 5.8%
Alteryx, Inc.(1)	8.75	03/15/28	$395,000	$404,072
AthenaHealth Group, Inc.(1)	6.50	02/15/30	2,105,000	1,992,304
Castle US Holding Corp.(1)	9.50	02/15/28	240,000	109,200
Cloud Software Group, Inc.(1)	9.00	09/30/29	2,035,000	2,036,382
Rackspace Finance LLC(1)	3.50	05/15/28	285,000	168,271
Rocket Software, Inc.(1)	6.50	02/15/29	505,000	470,121
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	575,000	547,811
West Technology Group LLC(1)	8.50	04/10/27	340,000	286,604
				6,014,765
TELECOMMUNICATIONS – 10.8%
Altice Financing SA(1)	5.00	01/15/28	815,000	690,049
Altice Financing SA(1)	5.75	08/15/29	1,395,000	1,145,687
Altice Financing SA(1)	9.63	07/15/27	255,000	248,463
Altice France SA(1)	5.13	01/15/29	175,000	131,254
Altice France SA(1)	5.13	07/15/29	830,000	621,743
Altice France SA(1)	5.50	01/15/28	370,000	287,527
Altice France SA(1)	5.50	10/15/29	710,000	532,417
Altice France SA(1)	8.13	02/01/27	620,000	513,977
CommScope LLC(1)	4.75	09/01/29	1,030,000	881,937
CommScope LLC(1)	6.00	03/01/26	1,230,000	1,202,273
GoTo Group, Inc.(1)	5.50	05/01/28	263,349	84,140
Hughes Satellite Systems Corp.	5.25	08/01/26	655,000	599,047
Hughes Satellite Systems Corp.	6.63	08/01/26	665,000	575,981
Level 3 Financing, Inc.(1)	3.63	01/15/29	265,000	200,029
Level 3 Financing, Inc.(1)	3.75	07/15/29	305,000	224,468
Level 3 Financing, Inc.(1)	3.88	10/15/30	320,000	244,797
Level 3 Financing, Inc.(1)	4.00	04/15/31	315,000	239,400
Level 3 Financing, Inc.(1)	4.25	07/01/28	310,000	259,237
Level 3 Financing, Inc.(1)	4.50	04/01/30	483,000	388,787
Level 3 Financing, Inc.(1)	4.88	06/15/29	420,000	361,200
Level 3 Financing, Inc.(1)	10.00	10/15/32	229,340	227,642
Lumen Technologies, Inc.(1)	4.50	01/15/29	225,000	175,737
Lumen Technologies, Inc.	7.60	09/15/39	275,000	202,558
Lumen Technologies, Inc.	7.65	03/15/42	220,000	159,599
Lumen Technologies, Inc.(1)	10.00	10/15/32	21,000	20,948
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	250,000	110,231
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	455,000	201,942
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	945,000	812,305
				11,343,375
TRANSPORTATION – 0.2%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	265,000	249,963

TOTAL CORPORATE BONDS (Cost - $98,358,583)				101,362,488

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.5%
JP Morgan Chase, New York	4.18	11/01/24	$1,527,222	$1,527,222
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,527,222)				1,527,222

TOTAL INVESTMENTS – 98.5% (Cost - $99,887,279)				$102,891,231
OTHER ASSETS LESS LIABILITIES – 1.5%				1,612,438
NET ASSETS – 100.0%				$104,503,669

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $94,193,072 and represents 90.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.4%
ADVERTISING – 0.2%
Interpublic Group of Cos, Inc.	4.65	10/01/28	$20,000	$19,849
Omnicom Group, Inc./Omnicom Capital, Inc.	3.60	04/15/26	85,000	83,788
				103,637
AEROSPACE/DEFENSE – 3.1%
Boeing Co.	2.20	02/04/26	315,000	303,491
Boeing Co.	2.70	02/01/27	65,000	61,359
Boeing Co.	2.75	02/01/26	85,000	82,443
Boeing Co.	3.10	05/01/26	35,000	33,896
Boeing Co.	3.20	03/01/29	100,000	91,436
Boeing Co.	3.25	02/01/28	35,000	32,877
Boeing Co.	5.04	05/01/27	105,000	104,615
Boeing Co.(1)	6.26	05/01/27	70,000	71,641
Boeing Co.(1)	6.30	05/01/29	100,000	103,664
Embraer Netherlands Finance BV	5.40	02/01/27	35,000	35,456
HEICO Corp.	5.25	08/01/28	40,000	40,609
Howmet Aerospace, Inc.	3.00	01/15/29	15,000	13,957
Howmet Aerospace, Inc.	5.90	02/01/27	70,000	71,720
L3Harris Technologies, Inc.	3.85	12/15/26	25,000	24,619
L3Harris Technologies, Inc.	4.40	06/15/28	55,000	54,353
L3Harris Technologies, Inc.	4.40	06/15/28	50,000	49,393
L3Harris Technologies, Inc.	5.05	06/01/29	45,000	45,378
L3Harris Technologies, Inc.	5.40	01/15/27	75,000	76,214
Northrop Grumman Corp.	3.20	02/01/27	40,000	38,848
Northrop Grumman Corp.	3.25	01/15/28	150,000	143,582
RTX Corp.	2.65	11/01/26	30,000	28,931
RTX Corp.	3.13	05/04/27	70,000	67,496
RTX Corp.	3.50	03/15/27	60,000	58,473
RTX Corp.	4.13	11/16/28	165,000	161,442
RTX Corp.	5.00	02/27/26	35,000	35,135
RTX Corp.	5.75	11/08/26	105,000	107,257
RTX Corp.	5.75	01/15/29	25,000	25,961
				1,964,246
AGRICULTURE – 1.5%
Altria Group, Inc.	2.63	09/16/26	15,000	14,455
Altria Group, Inc.	4.40	02/14/26	75,000	74,646
Altria Group, Inc.	4.80	02/14/29	90,000	89,493
Altria Group, Inc.	6.20	11/01/28	55,000	57,549
BAT Capital Corp.	2.26	03/25/28	100,000	91,785
BAT Capital Corp.	3.22	09/06/26	35,000	34,034
BAT Capital Corp.	3.46	09/06/29	25,000	23,384
BAT Capital Corp.	3.56	08/15/27	125,000	121,207
BAT Capital Corp.	4.70	04/02/27	55,000	54,909
BAT International Finance PLC	1.67	03/25/26	120,000	114,932
BAT International Finance PLC	4.45	03/16/28	75,000	74,024
BAT International Finance PLC	5.93	02/02/29	55,000	56,980
Bunge Ltd. Finance Corp.	3.25	08/15/26	45,000	43,984

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 1.5% (Continued)
Bunge Ltd. Finance Corp.	3.75	09/25/27	$20,000	$19,564
Bunge Ltd. Finance Corp.	4.20	09/17/29	55,000	53,491
				924,437
AIRLINES – 0.3%
American Airlines 2015-1 Class A Pass Through Trust	3.38	05/01/27	13,748	13,136
Delta Air Lines, Inc.	7.38	01/15/26	55,000	56,348
Southwest Airlines Co.	5.13	06/15/27	103,000	103,748
				173,232
APPAREL – 0.2%
Tapestry, Inc.	7.00	11/27/26	40,000	40,863
Tapestry, Inc.	7.05	11/27/25	25,000	25,356
Tapestry, Inc.	7.35	11/27/28	65,000	66,329
				132,548
AUTO MANUFACTURERS – 5.0%
Ford Motor Co.	4.35	12/08/26	85,000	83,631
Ford Motor Credit Co. LLC	2.70	08/10/26	95,000	90,674
Ford Motor Credit Co. LLC	2.90	02/16/28	40,000	36,752
Ford Motor Credit Co. LLC	3.38	11/13/25	120,000	117,717
Ford Motor Credit Co. LLC	3.82	11/02/27	75,000	71,605
Ford Motor Credit Co. LLC	4.13	08/17/27	75,000	72,520
Ford Motor Credit Co. LLC	4.27	01/09/27	40,000	39,107
Ford Motor Credit Co. LLC	4.39	01/08/26	65,000	64,207
Ford Motor Credit Co. LLC	4.54	08/01/26	25,000	24,653
Ford Motor Credit Co. LLC	4.95	05/28/27	100,000	98,902
Ford Motor Credit Co. LLC	5.11	05/03/29	125,000	121,699
Ford Motor Credit Co. LLC	5.13	11/05/26	80,000	79,702
Ford Motor Credit Co. LLC	5.30	09/06/29	50,000	49,012
Ford Motor Credit Co. LLC	5.80	03/05/27	80,000	80,706
Ford Motor Credit Co. LLC	5.80	03/08/29	80,000	80,070
Ford Motor Credit Co. LLC	5.85	05/17/27	80,000	80,774
Ford Motor Credit Co. LLC	6.80	11/07/28	135,000	140,326
Ford Motor Credit Co. LLC	6.80	05/12/28	55,000	57,009
Ford Motor Credit Co. LLC	6.95	03/06/26	100,000	101,938
Ford Motor Credit Co. LLC	6.95	06/10/26	55,000	56,227
Ford Motor Credit Co. LLC	7.35	11/04/27	90,000	94,510
General Motors Co.	4.20	10/01/27	50,000	49,060
General Motors Co.	5.00	10/01/28	30,000	29,961
General Motors Co.	5.40	10/15/29	95,000	95,898
General Motors Co.	6.80	10/01/27	45,000	47,192
General Motors Financial Co., Inc.	1.25	01/08/26	75,000	71,873
General Motors Financial Co., Inc.	1.50	06/10/26	65,000	61,607
General Motors Financial Co., Inc.	2.35	02/26/27	40,000	37,810
General Motors Financial Co., Inc.	2.40	04/10/28	50,000	45,852
General Motors Financial Co., Inc.	2.40	10/15/28	30,000	27,133
General Motors Financial Co., Inc.	2.70	08/20/27	50,000	47,136
General Motors Financial Co., Inc.	4.00	10/06/26	55,000	54,194
General Motors Financial Co., Inc.	4.30	04/06/29	50,000	48,323

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 5.0% (Continued)
General Motors Financial Co., Inc.	4.35	01/17/27	$70,000	$69,243
General Motors Financial Co., Inc.	5.00	04/09/27	115,000	115,188
General Motors Financial Co., Inc.	5.25	03/01/26	85,000	85,255
General Motors Financial Co., Inc.	5.35	07/15/27	60,000	60,637
General Motors Financial Co., Inc.	5.40	04/06/26	110,000	110,860
General Motors Financial Co., Inc.	5.40	05/08/27	60,000	60,718
General Motors Financial Co., Inc.	5.55	07/15/29	70,000	70,968
General Motors Financial Co., Inc.	5.80	06/23/28	85,000	87,044
General Motors Financial Co., Inc.	5.80	01/07/29	155,000	158,605
General Motors Financial Co., Inc.	6.00	01/09/28	120,000	123,451
				3,199,749
AUTO PARTS & EQUIPMENT – 0.2%
Aptiv PLC/Aptiv Global Financing DAC	4.65	09/13/29	35,000	34,072
BorgWarner, Inc.	2.65	07/01/27	55,000	52,208
BorgWarner, Inc.	4.95	08/15/29	40,000	39,857
Lear Corp.	3.80	09/15/27	30,000	29,118
				155,255
BANKS – 9.9%
Banco Bilbao Vizcaya Argentaria SA	6.14	09/14/28	40,000	41,230
Banco Santander SA	5.18	11/19/25	80,000	79,991
Bank of Montreal	3.80	12/15/32	65,000	62,107
Bank of Nova Scotia	4.50	12/16/25	70,000	69,627
Barclays PLC	2.28	11/24/27	105,000	99,547
Barclays PLC	4.34	01/10/28	65,000	63,752
Barclays PLC	4.38	01/12/26	150,000	149,105
Barclays PLC	4.84	05/09/28	130,000	128,336
Barclays PLC	4.84	09/10/28	60,000	59,720
Barclays PLC	4.94	09/10/30	75,000	74,182
Barclays PLC	4.97	05/16/29	105,000	104,584
Barclays PLC	5.09	06/20/30	90,000	88,694
Barclays PLC	5.20	05/12/26	100,000	100,050
Barclays PLC	5.50	08/09/28	100,000	101,383
Barclays PLC	5.67	03/12/28	70,000	71,112
Barclays PLC	5.69	03/12/30	120,000	122,218
Barclays PLC	5.83	05/09/27	125,000	126,550
Barclays PLC	6.49	09/13/29	80,000	83,836
Barclays PLC	6.50	09/13/27	95,000	97,595
Barclays PLC	7.33	11/02/26	90,000	91,921
Barclays PLC	7.39	11/02/28	110,000	117,115
Citigroup, Inc.	4.13	07/25/28	115,000	112,210
Citigroup, Inc.	4.30	11/20/26	60,000	59,413
Citigroup, Inc.	4.45	09/29/27	225,000	222,070
Citigroup, Inc.	4.60	03/09/26	95,000	94,705
Citizens Financial Group, Inc.	2.85	07/27/26	20,000	19,277
Citizens Financial Group, Inc.	5.84	01/23/30	80,000	81,762
Comerica, Inc.	4.00	02/01/29	40,000	38,073
Comerica, Inc.	5.98	01/30/30	60,000	60,816

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.9% (Continued)
Cooperatieve Rabobank UA	3.75	07/21/26	$82,000	$80,231
Deutsche Bank AG/New York, NY	2.13	11/24/26	125,000	121,085
Deutsche Bank AG/New York, NY	2.31	11/16/27	110,000	104,073
Deutsche Bank AG/New York, NY	2.55	01/07/28	80,000	75,652
Deutsche Bank AG/New York, NY	4.88	12/01/32	50,000	48,566
Deutsche Bank AG/New York, NY	5.00	09/11/30	75,000	73,892
Deutsche Bank AG/New York, NY	5.71	02/08/28	55,000	55,576
Deutsche Bank AG/New York, NY	6.72	01/18/29	90,000	93,837
Deutsche Bank AG/New York, NY	6.82	11/20/29	95,000	100,191
Deutsche Bank AG/New York, NY	7.15	07/13/27	74,000	76,423
Discover Bank	3.45	07/27/26	50,000	48,747
Discover Bank	4.65	09/13/28	55,000	54,085
Fifth Third Bancorp	1.71	11/01/27	30,000	28,247
Fifth Third Bancorp	2.55	05/05/27	35,000	33,235
Fifth Third Bancorp	3.95	03/14/28	35,000	34,048
Fifth Third Bancorp	4.77	07/28/30	70,000	68,922
Fifth Third Bancorp	4.90	09/06/30	30,000	29,698
Fifth Third Bancorp	6.34	07/27/29	90,000	93,980
Fifth Third Bancorp	6.36	10/27/28	55,000	57,071
Fifth Third Bank, N.A.	3.85	03/15/26	60,000	59,144
Goldman Sachs Group, Inc.	5.95	01/15/27	50,000	51,301
HSBC Holdings PLC	4.38	11/23/26	90,000	89,039
Huntington Bancshares, Inc./OH	4.44	08/04/28	35,000	34,583
Huntington Bancshares, Inc./OH	6.21	08/21/29	90,000	93,437
KeyBank, N.A./Cleveland, OH	3.40	05/20/26	30,000	29,179
KeyBank, N.A./Cleveland, OH	4.70	01/26/26	30,000	29,896
KeyBank, N.A./Cleveland, OH	5.85	11/15/27	70,000	71,744
KeyCorp	2.25	04/06/27	30,000	28,172
KeyCorp	2.55	10/01/29	45,000	40,087
KeyCorp	4.10	04/30/28	45,000	43,747
Lloyds Banking Group PLC	4.58	12/10/25	90,000	89,396
Lloyds Banking Group PLC	4.65	03/24/26	80,000	79,455
M&T Bank Corp.	4.55	08/16/28	30,000	29,663
M&T Bank Corp.	7.41	10/30/29	75,000	80,767
Morgan Stanley	3.95	04/23/27	115,000	112,948
Morgan Stanley	4.35	09/08/26	140,000	139,136
Morgan Stanley	5.00	11/24/25	120,000	120,354
NatWest Group PLC	6.48	06/01/34	55,000	56,949
Regions Financial Corp.	1.80	08/12/28	25,000	22,270
Regions Financial Corp.	5.72	06/06/30	55,000	55,855
Santander Holdings USA, Inc.	2.49	01/06/28	30,000	28,286
Santander Holdings USA, Inc.	3.24	10/05/26	90,000	86,984
Santander Holdings USA, Inc.	4.40	07/13/27	60,000	59,158
Santander Holdings USA, Inc.	5.35	09/06/30	50,000	49,520
Santander Holdings USA, Inc.	6.12	05/31/27	30,000	30,456
Santander Holdings USA, Inc.	6.17	01/09/30	45,000	46,085
Santander Holdings USA, Inc.	6.50	03/09/29	40,000	41,254
Santander Holdings USA, Inc.	6.57	06/12/29	75,000	77,838

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.9% (Continued)
Santander UK Group Holdings PLC	1.67	06/14/27	$55,000	$52,092
Santander UK Group Holdings PLC	2.47	01/11/28	55,000	51,867
Santander UK Group Holdings PLC	3.82	11/03/28	65,000	62,671
Santander UK Group Holdings PLC	4.86	09/11/30	60,000	59,132
Santander UK Group Holdings PLC	6.53	01/10/29	80,000	83,213
Santander UK Group Holdings PLC	6.83	11/21/26	90,000	91,462
Sumitomo Mitsui Financial Group, Inc.	3.20	09/17/29	25,000	23,084
Synchrony Bank	5.63	08/23/27	55,000	55,438
Synovus Bank/Columbus, GA	5.63	02/15/28	25,000	24,879
Toronto-Dominion Bank	3.63	09/15/31	80,000	77,698
Truist Financial Corp.	3.88	03/19/29	35,000	33,365
Zions Bancorp N.A.	3.25	10/29/29	20,000	17,612
				6,307,756
BEVERAGES – 1.1%
Coca-Cola Consolidated, Inc.	5.25	06/01/29	40,000	40,667
Constellation Brands, Inc.	3.15	08/01/29	45,000	41,747
Constellation Brands, Inc.	3.50	05/09/27	30,000	29,141
Constellation Brands, Inc.	3.60	02/15/28	105,000	101,224
Constellation Brands, Inc.	3.70	12/06/26	50,000	49,012
Constellation Brands, Inc.	4.35	05/09/27	30,000	29,741
Constellation Brands, Inc.	4.40	11/15/25	10,000	9,953
Constellation Brands, Inc.	4.65	11/15/28	10,000	9,925
Constellation Brands, Inc.	5.00	02/02/26	5,000	4,999
Keurig Dr Pepper, Inc.	3.40	11/15/25	50,000	49,364
Keurig Dr Pepper, Inc.	3.95	04/15/29	60,000	58,043
Keurig Dr Pepper, Inc.	4.60	05/25/28	70,000	69,705
Keurig Dr Pepper, Inc.	5.05	03/15/29	40,000	40,422
Keurig Dr Pepper, Inc.	5.10	03/15/27	30,000	30,332
Molson Coors Beverage Co.	3.00	07/15/26	120,000	116,809
				681,084
BIOTECHNOLOGY – 1.8%
Amgen, Inc.	1.65	08/15/28	65,000	58,246
Amgen, Inc.	2.20	02/21/27	100,000	94,973
Amgen, Inc.	2.60	08/19/26	90,000	86,925
Amgen, Inc.	3.00	02/22/29	45,000	42,082
Amgen, Inc.	3.20	11/02/27	55,000	52,938
Amgen, Inc.	4.05	08/18/29	80,000	77,599
Amgen, Inc.	5.15	03/02/28	220,000	223,101
Amgen, Inc.	5.51	03/02/26	90,000	90,006
Gilead Sciences, Inc.	1.20	10/01/27	35,000	31,894
Gilead Sciences, Inc.	2.95	03/01/27	105,000	101,369
Gilead Sciences, Inc.	3.65	03/01/26	140,000	138,258
Illumina, Inc.	4.65	09/09/26	30,000	29,925
Illumina, Inc.	5.75	12/13/27	20,000	20,534
Illumina, Inc.	5.80	12/12/25	40,000	40,367
Royalty Pharma PLC	1.75	09/02/27	55,000	50,701
Royalty Pharma PLC	5.15	09/02/29	35,000	35,226
				1,174,144

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 0.6%
Carrier Global Corp.	2.49	02/15/27	$50,000	$47,819
CRH SMW Finance DAC	5.20	05/21/29	50,000	50,719
Fortune Brands Innovations, Inc.	3.25	09/15/29	40,000	37,138
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	04/19/29	40,000	41,108
Lennox International, Inc.	5.50	09/15/28	20,000	20,493
Martin Marietta Materials, Inc.	3.50	12/15/27	25,000	24,178
Masco Corp.	1.50	02/15/28	30,000	27,066
Mohawk Industries, Inc.	5.85	09/18/28	40,000	41,272
Owens Corning	5.50	06/15/27	30,000	30,592
Trane Technologies Financing Ltd.	3.80	03/21/29	65,000	62,800
Trane Technologies Global Holding Co. Ltd.	3.75	08/21/28	15,000	14,565
				397,750
CHEMICALS – 1.9%
Albemarle Corp.	4.65	06/01/27	40,000	39,735
Celanese US Holdings LLC	6.17	07/15/27	100,000	102,288
Celanese US Holdings LLC	6.33	07/15/29	40,000	41,425
Celanese US Holdings LLC	6.35	11/15/28	85,000	88,013
Dow Chemical Co.	4.80	11/30/28	40,000	40,098
DuPont de Nemours, Inc.	4.49	11/15/25	120,000	119,661
DuPont de Nemours, Inc.	4.73	11/15/28	130,000	130,082
Eastman Chemical Co.	4.50	12/01/28	55,000	54,313
Eastman Chemical Co.	5.00	08/01/29	10,000	10,039
FMC Corp.	3.20	10/01/26	55,000	53,219
FMC Corp.	3.45	10/01/29	30,000	27,618
FMC Corp.	5.15	05/18/26	10,000	10,030
Huntsman International LLC	4.50	05/01/29	45,000	43,270
LYB International Finance II BV	3.50	03/02/27	30,000	29,141
Mosaic Co.	4.05	11/15/27	35,000	34,319
Nutrien Ltd.	4.20	04/01/29	55,000	53,727
Nutrien Ltd.	4.90	03/27/28	30,000	30,206
Nutrien Ltd.	5.95	11/07/25	30,000	30,429
PPG Industries, Inc.	1.20	03/15/26	45,000	42,872
PPG Industries, Inc.	3.75	03/15/28	40,000	38,862
Rohm & Haas Co.	7.85	07/15/29	35,000	38,913
Sherwin-Williams Co.	2.95	08/15/29	45,000	41,467
Sherwin-Williams Co.	3.45	06/01/27	90,000	87,417
Westlake Corp.	3.60	08/15/26	50,000	48,960
				1,236,104
COMMERCIAL SERVICES – 1.0%
Block Financial LLC	2.50	07/15/28	25,000	22,856
Equifax, Inc.	4.80	09/15/29	25,000	24,783
Equifax, Inc.	5.10	12/15/27	65,000	65,564
Equifax, Inc.	5.10	06/01/28	40,000	40,270
Global Payments, Inc.	1.20	03/01/26	60,000	57,244
Global Payments, Inc.	2.15	01/15/27	40,000	37,802
Global Payments, Inc.	3.20	08/15/29	40,000	36,829
Global Payments, Inc.	4.80	04/01/26	50,000	49,924

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 1.0% (Continued)
Global Payments, Inc.	4.95	08/15/27	$35,000	$35,150
Global Payments, Inc.	5.30	08/15/29	65,000	65,563
GXO Logistics, Inc.	6.25	05/06/29	30,000	30,991
Moody’s Corp.	3.25	01/15/28	25,000	24,115
Quanta Services, Inc.	4.75	08/09/27	40,000	39,924
RELX Capital, Inc.	4.00	03/18/29	65,000	63,259
Verisk Analytics, Inc.	4.13	03/15/29	30,000	29,339
				623,613
COMPUTERS – 1.8%
CGI, Inc.	1.45	09/14/26	30,000	28,221
Dell International LLC/EMC Corp.	4.90	10/01/26	115,000	115,348
Dell International LLC/EMC Corp.	5.25	02/01/28	53,000	53,857
Dell International LLC/EMC Corp.	5.30	10/01/29	100,000	101,662
Dell International LLC/EMC Corp.	6.02	06/15/26	146,000	148,465
DXC Technology Co.	1.80	09/15/26	30,000	28,221
DXC Technology Co.	2.38	09/15/28	50,000	44,534
Fortinet, Inc.	1.00	03/15/26	20,000	19,017
Hewlett Packard Enterprise Co.	1.75	04/01/26	100,000	95,827
Hewlett Packard Enterprise Co.	4.40	09/25/27	60,000	59,526
Hewlett Packard Enterprise Co.	4.45	09/25/26	60,000	59,742
Hewlett Packard Enterprise Co.	4.55	10/15/29	80,000	78,520
Hewlett Packard Enterprise Co.	5.25	07/01/28	40,000	40,517
HP, Inc.	3.00	06/17/27	130,000	124,685
HP, Inc.	4.00	04/15/29	75,000	72,410
Kyndryl Holdings, Inc.	2.05	10/15/26	40,000	37,863
NetApp, Inc.	2.38	06/22/27	35,000	33,073
Western Digital Corp.	2.85	02/01/29	25,000	22,166
				1,163,654
COSMETICS/PERSONAL CARE – 0.3%
Haleon US Capital LLC	3.38	03/24/27	108,000	104,864
Haleon US Capital LLC	3.38	03/24/29	65,000	61,449
				166,313
DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	5.75	06/15/28	45,000	45,878

DIVERSIFIED FINANCIAL SERVICES – 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.75	01/30/26	70,000	67,317
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10/29/26	225,000	214,787
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10/29/28	220,000	204,180
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.65	07/21/27	50,000	48,525
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88	01/23/28	30,000	29,065
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.45	04/03/26	30,000	29,789
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	10/15/27	30,000	29,786
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	09/10/29	75,000	73,458
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.10	01/19/29	40,000	40,117
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.75	06/06/28	45,000	46,172
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.10	01/15/27	55,000	56,422

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.2% (Continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.45	04/15/27	$115,000	$119,089
Air Lease Corp.	1.88	08/15/26	90,000	85,537
Air Lease Corp.	2.10	09/01/28	40,000	36,039
Air Lease Corp.	2.20	01/15/27	25,000	23,644
Air Lease Corp.	2.88	01/15/26	100,000	97,652
Air Lease Corp.	3.25	10/01/29	20,000	18,471
Air Lease Corp.	3.63	04/01/27	30,000	29,267
Air Lease Corp.	3.63	12/01/27	25,000	24,149
Air Lease Corp.	3.75	06/01/26	30,000	29,497
Air Lease Corp.	4.63	10/01/28	10,000	9,899
Air Lease Corp.	5.10	03/01/29	25,000	25,169
Air Lease Corp.	5.30	06/25/26	40,000	40,351
Air Lease Corp.	5.30	02/01/28	40,000	40,563
Air Lease Corp.	5.85	12/15/27	70,000	72,068
Aircastle Ltd.	4.25	06/15/26	40,000	39,486
Ally Financial, Inc.	2.20	11/02/28	50,000	44,462
Ally Financial, Inc.	4.75	06/09/27	40,000	39,743
Ally Financial, Inc.	6.85	01/03/30	40,000	41,609
Ally Financial, Inc.	6.99	06/13/29	50,000	52,213
Ally Financial, Inc.	7.10	11/15/27	45,000	47,373
Ares Management Corp.	6.38	11/10/28	35,000	36,866
BGC Group, Inc.	6.60	06/10/29	25,000	25,415
Capital One Financial Corp.	1.88	11/02/27	80,000	75,451
Capital One Financial Corp.	3.27	03/01/30	75,000	69,536
Capital One Financial Corp.	3.65	05/11/27	80,000	78,019
Capital One Financial Corp.	3.75	07/28/26	100,000	97,897
Capital One Financial Corp.	3.75	03/09/27	90,000	87,964
Capital One Financial Corp.	3.80	01/31/28	80,000	77,362
Capital One Financial Corp.	4.93	05/10/28	70,000	70,103
Capital One Financial Corp.	5.25	07/26/30	50,000	49,991
Capital One Financial Corp.	5.46	07/26/30	70,000	70,631
Capital One Financial Corp.	5.47	02/01/29	45,000	45,564
Capital One Financial Corp.	5.70	02/01/30	55,000	56,091
Capital One Financial Corp.	6.31	06/08/29	110,000	114,289
Capital One Financial Corp.	7.15	10/29/27	40,000	41,738
Discover Financial Services	4.10	02/09/27	60,000	59,001
Discover Financial Services	4.50	01/30/26	40,000	39,793
Enact Holdings, Inc.	6.25	05/28/29	45,000	45,881
Jefferies Financial Group, Inc.	4.85	01/15/27	50,000	49,991
Jefferies Financial Group, Inc.	5.88	07/21/28	60,000	61,665
Lazard Group LLC	4.38	03/11/29	65,000	63,539
LPL Holdings, Inc.	5.70	05/20/27	15,000	15,236
LPL Holdings, Inc.	6.75	11/17/28	65,000	68,544
Nasdaq, Inc.	3.85	06/30/26	35,000	34,524
Nasdaq, Inc.	5.35	06/28/28	50,000	51,055
Nomura Holdings, Inc.	1.65	07/14/26	60,000	56,786
Nomura Holdings, Inc.	2.17	07/14/28	50,000	45,095
Nomura Holdings, Inc.	2.33	01/22/27	80,000	75,596

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.2% (Continued)
Nomura Holdings, Inc.	5.39	07/06/27	$30,000	$30,284
Nomura Holdings, Inc.	5.59	07/02/27	15,000	15,224
Nomura Holdings, Inc.	5.61	07/06/29	50,000	51,103
Nomura Holdings, Inc.	5.71	01/09/26	50,000	50,381
Nomura Holdings, Inc.	5.84	01/18/28	30,000	30,698
Nomura Holdings, Inc.	6.07	07/12/28	75,000	77,558
ORIX Corp.	3.70	07/18/27	35,000	33,993
Radian Group, Inc.	6.20	05/15/29	30,000	30,778
Synchrony Financial	3.70	08/04/26	30,000	29,274
Synchrony Financial	3.95	12/01/27	40,000	38,438
Synchrony Financial	5.15	03/19/29	50,000	49,242
Synchrony Financial	5.94	08/02/30	40,000	40,611
Western Union Co.	1.35	03/15/26	25,000	23,780
				3,920,886
ELECTRIC – 7.4%
AEP Texas, Inc.	5.45	05/15/29	85,000	86,785
AES Corp.	1.38	01/15/26	35,000	33,531
AES Corp.	5.45	06/01/28	75,000	75,724
Algonquin Power & Utilities Corp.(2)	5.37	06/15/26	85,000	85,510
Ameren Corp.	1.95	03/15/27	10,000	9,386
Ameren Corp.	5.00	01/15/29	60,000	60,346
Ameren Corp.	5.70	12/01/26	35,000	35,641
American Electric Power Co., Inc.	3.20	11/13/27	10,000	9,585
American Electric Power Co., Inc.	3.88	02/15/62	20,000	18,907
American Electric Power Co., Inc.	4.30	12/01/28	15,000	14,736
American Electric Power Co., Inc.	5.20	01/15/29	25,000	25,334
American Electric Power Co., Inc.	5.75	11/01/27	55,000	56,631
Avangrid, Inc.	3.80	06/01/29	40,000	38,198
CenterPoint Energy, Inc.	1.45	06/01/26	30,000	28,516
CenterPoint Energy, Inc.	5.40	06/01/29	40,000	40,742
Cleco Corporate Holdings LLC	3.74	05/01/26	25,000	24,485
Constellation Energy Generation LLC	5.60	03/01/28	40,000	41,066
Dominion Energy, Inc.	1.45	04/15/26	25,000	23,846
DTE Energy Co.	2.85	10/01/26	25,000	24,167
DTE Energy Co.	4.88	06/01/28	20,000	20,038
DTE Energy Co.	4.95	07/01/27	80,000	80,449
DTE Energy Co.	5.10	03/01/29	100,000	100,805
Duke Energy Corp.	2.65	09/01/26	110,000	106,189
Duke Energy Corp.	3.15	08/15/27	75,000	72,004
Duke Energy Corp.	3.40	06/15/29	30,000	28,206
Duke Energy Corp.	4.30	03/15/28	85,000	83,813
Duke Energy Corp.	4.85	01/05/27	30,000	30,155
Duke Energy Corp.	4.85	01/05/29	10,000	10,012
Duke Energy Corp.	5.00	12/08/25	45,000	45,105
Duke Energy Corp.	5.00	12/08/27	10,000	10,077
Edison International	4.13	03/15/28	15,000	14,647
Edison International	5.25	11/15/28	80,000	80,631
Edison International	5.75	06/15/27	40,000	40,830

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.4% (Continued)
Emera US Finance LP	3.55	06/15/26	$40,000	$39,096
Enel Americas SA	4.00	10/25/26	30,000	29,428
Enel Chile SA	4.88	06/12/28	65,000	64,390
Entergy Corp.	1.90	06/15/28	35,000	31,659
Entergy Corp.	2.95	09/01/26	55,000	53,301
Evergy, Inc.	2.90	09/15/29	40,000	36,499
Eversource Energy	2.90	03/01/27	65,000	62,342
Eversource Energy	4.25	04/01/29	30,000	29,254
Eversource Energy	5.45	03/01/28	95,000	96,931
Eversource Energy	5.95	02/01/29	45,000	46,734
Exelon Corp.	2.75	03/15/27	10,000	9,574
Exelon Corp.	3.40	04/15/26	30,000	29,441
Exelon Corp.	5.15	03/15/28	115,000	116,275
Exelon Corp.	5.15	03/15/29	20,000	20,269
FirstEnergy Corp.	3.90	07/15/27	90,000	87,907
Fortis, Inc./Canada	3.06	10/04/26	60,000	58,115
Interstate Power & Light Co.	4.10	09/26/28	25,000	24,402
ITC Holdings Corp.	3.35	11/15/27	25,000	24,055
National Grid PLC	5.60	06/12/28	45,000	46,102
NextEra Energy Capital Holdings, Inc.	1.88	01/15/27	90,000	84,680
NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	85,000	76,949
NextEra Energy Capital Holdings, Inc.	3.50	04/01/29	65,000	61,607
NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	90,000	87,732
NextEra Energy Capital Holdings, Inc.	3.80	03/15/82	35,000	33,313
NextEra Energy Capital Holdings, Inc.	4.63	07/15/27	65,000	65,030
NextEra Energy Capital Holdings, Inc.	4.80	12/01/77	75,000	71,946
NextEra Energy Capital Holdings, Inc.	4.90	02/28/28	65,000	65,296
NextEra Energy Capital Holdings, Inc.	4.90	03/15/29	35,000	35,150
NextEra Energy Capital Holdings, Inc.	4.95	01/29/26	40,000	40,138
NextEra Energy Capital Holdings, Inc.	5.65	05/01/79	20,000	19,835
NextEra Energy Capital Holdings, Inc.	6.70	09/01/54	30,000	30,840
Pacific Gas & Electric Co.	2.10	08/01/27	75,000	69,724
Pacific Gas & Electric Co.	3.00	06/15/28	70,000	65,609
Pacific Gas & Electric Co.	3.15	01/01/26	145,000	141,889
Pacific Gas & Electric Co.	3.30	12/01/27	35,000	33,389
Pacific Gas & Electric Co.	3.75	07/01/28	35,000	33,613
Pacific Gas & Electric Co.	5.55	05/15/29	75,000	76,435
Pacific Gas & Electric Co.	6.10	01/15/29	30,000	31,161
PPL Capital Funding, Inc.	3.10	05/15/26	40,000	38,982
Public Service Enterprise Group, Inc.	5.20	04/01/29	50,000	50,764
Public Service Enterprise Group, Inc.	5.85	11/15/27	35,000	36,089
Public Service Enterprise Group, Inc.	5.88	10/15/28	40,000	41,521
Sempra	3.25	06/15/27	40,000	38,440
Sempra	3.40	02/01/28	70,000	66,969
Sempra	3.70	04/01/29	25,000	23,769
Sempra	4.13	04/01/52	60,000	56,997
Sempra	5.40	08/01/26	35,000	35,376
Sempra	6.88	10/01/54	60,000	61,140

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.4% (Continued)
Southern Co.	3.25	07/01/26	$115,000	$112,472
Southern Co.	3.75	09/15/51	30,000	28,906
Southern Co.	4.00	01/15/51	50,000	49,034
Southern Co.	4.85	06/15/28	35,000	35,285
Southern Co.	5.11	08/01/27	85,000	85,641
Southern Co.	5.50	03/15/29	60,000	61,733
Southern Power Co.	4.15	12/01/25	60,000	59,531
Southwestern Electric Power Co.	1.65	03/15/26	40,000	38,390
Southwestern Electric Power Co.	4.10	09/15/28	30,000	29,286
WEC Energy Group, Inc.	1.38	10/15/27	80,000	72,914
WEC Energy Group, Inc.	2.20	12/15/28	15,000	13,590
WEC Energy Group, Inc.	4.75	01/09/26	55,000	55,056
WEC Energy Group, Inc.	5.60	09/12/26	10,000	10,163
Xcel Energy, Inc.	1.75	03/15/27	80,000	74,810
Xcel Energy, Inc.	3.35	12/01/26	15,000	14,580
Xcel Energy, Inc.	4.00	06/15/28	10,000	9,719
				4,687,364
ELECTRONICS – 0.9%
Amphenol Corp.	4.35	06/01/29	30,000	29,553
Amphenol Corp.	5.05	04/05/27	35,000	35,370
Arrow Electronics, Inc.	3.88	01/12/28	25,000	24,145
Arrow Electronics, Inc.	5.15	08/21/29	35,000	34,828
Avnet, Inc.	4.63	04/15/26	55,000	54,660
Avnet, Inc.	6.25	03/15/28	10,000	10,328
Flex Ltd.	3.75	02/01/26	40,000	39,366
Flex Ltd.	4.88	06/15/29	35,000	34,559
Fortive Corp.	3.15	06/15/26	45,000	43,836
Jabil, Inc.	1.70	04/15/26	30,000	28,616
Jabil, Inc.	3.95	01/12/28	30,000	29,101
Jabil, Inc.	4.25	05/15/27	30,000	29,559
Keysight Technologies, Inc.	3.00	10/30/29	25,000	22,840
Keysight Technologies, Inc.	4.60	04/06/27	35,000	34,999
TD SYNNEX Corp.	1.75	08/09/26	50,000	47,341
TD SYNNEX Corp.	2.38	08/09/28	30,000	27,295
Trimble, Inc.	4.90	06/15/28	40,000	40,020
Vontier Corp.	1.80	04/01/26	40,000	38,195
				604,611
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	6.35	08/18/28	30,000	31,293
MasTec, Inc.	5.90	06/15/29	35,000	35,822
				67,115
ENTERTAINMENT – 0.7%
Warnermedia Holdings, Inc.	3.76	03/15/27	215,000	207,055
Warnermedia Holdings, Inc.	4.05	03/15/29	100,000	93,457
Warnermedia Holdings, Inc.	6.41	03/15/26	130,000	130,110
				430,622

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.5%
Republic Services, Inc.	2.90	07/01/26	$25,000	$24,364
Republic Services, Inc.	3.38	11/15/27	20,000	19,339
Republic Services, Inc.	3.95	05/15/28	75,000	73,327
Republic Services, Inc.	4.88	04/01/29	50,000	50,300
Veralto Corp.	5.35	09/18/28	50,000	50,928
Veralto Corp.	5.50	09/18/26	30,000	30,409
Waste Connections, Inc.	3.50	05/01/29	25,000	23,811
Waste Connections, Inc.	4.25	12/01/28	30,000	29,529
				302,007
FOOD – 3.1%
Ahold Finance USA LLC	6.88	05/01/29	20,000	21,547
Campbell Soup Co.	4.15	03/15/28	60,000	58,905
Campbell Soup Co.	5.20	03/19/27	25,000	25,368
Campbell Soup Co.	5.20	03/21/29	35,000	35,487
Conagra Brands, Inc.	1.38	11/01/27	45,000	40,737
Conagra Brands, Inc.	4.60	11/01/25	85,000	84,806
Conagra Brands, Inc.	4.85	11/01/28	85,000	84,774
Conagra Brands, Inc.	5.30	10/01/26	15,000	15,156
General Mills, Inc.	3.20	02/10/27	25,000	24,216
General Mills, Inc.	4.20	04/17/28	105,000	103,279
General Mills, Inc.	4.70	01/30/27	40,000	40,037
General Mills, Inc.	5.24	11/18/25	40,000	39,974
General Mills, Inc.	5.50	10/17/28	10,000	10,269
Ingredion, Inc.	3.20	10/01/26	35,000	34,018
J M Smucker Co.	3.38	12/15/27	40,000	38,557
J M Smucker Co.	5.90	11/15/28	30,000	31,323
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	2.50	01/15/27	40,000	37,946
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	02/02/29	35,000	32,099
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.13	02/01/28	65,000	64,917
Kellanova	3.25	04/01/26	40,000	39,199
Kellanova	3.40	11/15/27	45,000	43,434
Kellanova	4.30	05/15/28	30,000	29,681
Kraft Heinz Foods Co.	3.00	06/01/26	115,000	111,962
Kraft Heinz Foods Co.	3.88	05/15/27	85,000	83,374
Kroger Co.	2.65	10/15/26	35,000	33,687
Kroger Co.	3.50	02/01/26	35,000	34,511
Kroger Co.	3.70	08/01/27	15,000	14,643
Kroger Co.	4.50	01/15/29	75,000	74,322
Kroger Co.	4.60	08/15/27	50,000	50,105
Kroger Co.	4.65	09/15/29	85,000	85,021
Kroger Co.	4.70	08/15/26	60,000	60,188
McCormick & Co., Inc./MD	0.90	02/15/26	40,000	38,096
McCormick & Co., Inc./MD	3.40	08/15/27	40,000	38,744
Mondelez International, Inc.	2.63	03/17/27	30,000	28,694
Mondelez International, Inc.	4.75	02/20/29	50,000	50,148
Sysco Corp.	3.25	07/15/27	20,000	19,283
Sysco Corp.	3.30	07/15/26	95,000	92,852
Sysco Corp.	5.75	01/17/29	15,000	15,540

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.1% (Continued)
Tyson Foods, Inc.	3.55	06/02/27	$75,000	$72,817
Tyson Foods, Inc.	4.00	03/01/26	45,000	44,515
Tyson Foods, Inc.	4.35	03/01/29	85,000	82,928
Tyson Foods, Inc.	5.40	03/15/29	15,000	15,259
				1,982,418
FOREST PRODUCTS & PAPER – 0.3%
Suzano Austria GmbH	2.50	09/15/28	25,000	22,616
Suzano Austria GmbH	6.00	01/15/29	105,000	106,420
Suzano International Finance BV	5.50	01/17/27	45,000	45,370
				174,406
GAS – 0.4%
National Fuel Gas Co.	5.50	01/15/26	30,000	30,162
NiSource, Inc.	2.95	09/01/29	35,000	32,181
NiSource, Inc.	3.49	05/15/27	50,000	48,672
NiSource, Inc.	5.20	07/01/29	35,000	35,501
NiSource, Inc.	5.25	03/30/28	73,000	74,082
Piedmont Natural Gas Co., Inc.	3.50	06/01/29	45,000	42,702
				263,300
HAND/MACHINE TOOLS – 0.3%
Regal Rexnord Corp.	6.05	02/15/26	80,000	80,838
Regal Rexnord Corp.	6.05	04/15/28	50,000	51,183
Stanley Black & Decker, Inc.	3.40	03/01/26	30,000	29,458
Stanley Black & Decker, Inc.	4.25	11/15/28	25,000	24,545
				186,024
HEALTHCARE-PRODUCTS – 1.6%
Agilent Technologies, Inc.	2.75	09/15/29	30,000	27,326
Agilent Technologies, Inc.	4.20	09/09/27	35,000	34,623
Baxter International, Inc.	1.92	02/01/27	40,000	37,561
Baxter International, Inc.	2.27	12/01/28	120,000	108,080
Baxter International, Inc.	2.60	08/15/26	35,000	33,703
Edwards Lifesciences Corp.	4.30	06/15/28	35,000	34,393
GE HealthCare Technologies, Inc.	4.80	08/14/29	65,000	64,896
GE HealthCare Technologies, Inc.	5.60	11/15/25	80,000	80,678
GE HealthCare Technologies, Inc.	5.65	11/15/27	100,000	102,588
Revvity, Inc.	1.90	09/15/28	20,000	17,916
Revvity, Inc.	3.30	09/15/29	60,000	55,533
Solventum Corp.(1)	5.40	03/01/29	85,000	86,141
Solventum Corp.(1)	5.45	02/25/27	65,000	65,854
Stryker Corp.	3.38	11/01/25	110,000	108,816
Stryker Corp.	3.50	03/15/26	25,000	24,624
Stryker Corp.	4.25	09/11/29	40,000	39,214
Stryker Corp.	4.85	12/08/28	45,000	45,290
Zimmer Biomet Holdings, Inc.	3.05	01/15/26	50,000	48,997
Zimmer Biomet Holdings, Inc.	5.35	12/01/28	15,000	15,302
				1,031,535

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.0%
Centene Corp.	2.45	07/15/28	$130,000	$117,066
Centene Corp.	4.25	12/15/27	140,000	135,483
Cigna Group	1.25	03/15/26	40,000	38,155
Cigna Group	3.05	10/15/27	30,000	28,717
Cigna Group	3.40	03/01/27	65,000	63,134
Cigna Group	4.13	11/15/25	65,000	64,639
Cigna Group	4.38	10/15/28	205,000	201,399
Cigna Group	4.50	02/25/26	115,000	114,710
Cigna Group	5.00	05/15/29	90,000	90,503
Elevance Health, Inc.	1.50	03/15/26	50,000	47,900
Elevance Health, Inc.	2.88	09/15/29	45,000	41,104
Elevance Health, Inc.	3.65	12/01/27	70,000	67,992
Elevance Health, Inc.	4.10	03/01/28	85,000	83,371
Elevance Health, Inc.	4.90	02/08/26	40,000	39,911
Elevance Health, Inc.	5.15	06/15/29	45,000	45,549
HCA, Inc.	3.13	03/15/27	75,000	72,167
HCA, Inc.	3.38	03/15/29	30,000	28,141
HCA, Inc.	4.13	06/15/29	125,000	120,433
HCA, Inc.	4.50	02/15/27	60,000	59,527
HCA, Inc.	5.20	06/01/28	50,000	50,474
HCA, Inc.	5.25	06/15/26	100,000	100,393
HCA, Inc.	5.38	09/01/26	50,000	50,270
HCA, Inc.	5.63	09/01/28	70,000	71,420
HCA, Inc.	5.88	02/15/26	105,000	105,779
HCA, Inc.	5.88	02/01/29	70,000	72,016
Humana, Inc.	1.35	02/03/27	60,000	55,621
Humana, Inc.	3.13	08/15/29	30,000	27,550
Humana, Inc.	3.70	03/23/29	40,000	37,984
Humana, Inc.	3.95	03/15/27	30,000	29,373
Humana, Inc.	5.70	03/13/26	40,000	40,008
Humana, Inc.	5.75	03/01/28	40,000	40,870
Humana, Inc.	5.75	12/01/28	15,000	15,390
Icon Investments Six DAC	5.81	05/08/27	50,000	51,009
Icon Investments Six DAC	5.85	05/08/29	40,000	41,078
IQVIA, Inc.	5.70	05/15/28	30,000	30,651
IQVIA, Inc.	6.25	02/01/29	90,000	93,813
Laboratory Corp. of America Holdings	1.55	06/01/26	50,000	47,682
Laboratory Corp. of America Holdings	3.60	09/01/27	15,000	14,608
Quest Diagnostics, Inc.	3.45	06/01/26	30,000	29,426
Quest Diagnostics, Inc.	4.20	06/30/29	30,000	29,231
Universal Health Services, Inc.	1.65	09/01/26	45,000	42,398
Universal Health Services, Inc.	4.63	10/15/29	20,000	19,428
				2,556,373
HOME BUILDERS – 0.2%
DR Horton, Inc.	1.30	10/15/26	55,000	51,656
DR Horton, Inc.	1.40	10/15/27	10,000	9,177
Lennar Corp.	4.75	11/29/27	45,000	45,027
				105,860

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HOME FURNISHINGS – 0.1%
Leggett & Platt, Inc.	3.50	11/15/27	$35,000	$33,222
Leggett & Platt, Inc.	4.40	03/15/29	30,000	28,180
Whirlpool Corp.	4.75	02/26/29	30,000	29,688
				91,090
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	4.88	12/06/28	60,000	60,082
Clorox Co.	3.90	05/15/28	25,000	24,424
Clorox Co.	4.40	05/01/29	20,000	19,813
				104,319
INSURANCE – 2.6%
Aegon Ltd.	5.50	04/11/48	55,000	54,494
Allstate Corp.	0.75	12/15/25	35,000	33,486
Allstate Corp.	3.28	12/15/26	35,000	34,088
Allstate Corp.	5.05	06/24/29	30,000	30,276
American International Group, Inc.	5.75	04/01/48	50,000	49,965
American National Group, Inc.	5.00	06/15/27	35,000	34,760
American National Group, Inc.	5.75	10/01/29	30,000	30,093
Aon Corp.	3.75	05/02/29	40,000	38,285
Aon Corp./Aon Global Holdings PLC	2.85	05/28/27	40,000	38,308
Aon Global Ltd.	3.88	12/15/25	35,000	34,680
Aon North America, Inc.	5.13	03/01/27	60,000	60,778
Aon North America, Inc.	5.15	03/01/29	85,000	85,972
Arch Capital Finance LLC	4.01	12/15/26	25,000	24,604
Athene Holding Ltd.	4.13	01/12/28	55,000	53,525
Brighthouse Financial, Inc.	3.70	06/22/27	45,000	43,584
CNA Financial Corp.	3.45	08/15/27	10,000	9,678
CNA Financial Corp.	3.90	05/01/29	35,000	33,751
CNA Financial Corp.	4.50	03/01/26	40,000	39,822
CNO Financial Group, Inc.	5.25	05/30/29	35,000	34,823
Corebridge Financial, Inc.	3.65	04/05/27	75,000	73,096
Corebridge Financial, Inc.	3.85	04/05/29	65,000	62,214
Corebridge Financial, Inc.	6.88	12/15/52	60,000	61,474
Enstar Finance LLC	5.50	01/15/42	20,000	18,849
Enstar Group Ltd.	4.95	06/01/29	35,000	34,572
Equitable Holdings, Inc.	4.35	04/20/28	80,000	78,480
Essent Group Ltd.	6.25	07/01/29	25,000	25,582
F&G Annuities & Life, Inc.	6.50	06/04/29	30,000	30,425
Fairfax Financial Holdings Ltd.	4.85	04/17/28	30,000	29,890
Globe Life, Inc.	4.55	09/15/28	25,000	24,686
Hartford Financial Services Group, Inc.	2.80	08/19/29	45,000	41,100
Lincoln National Corp.	3.80	03/01/28	25,000	24,211
MGIC Investment Corp.	5.25	08/15/28	40,000	39,425
Old Republic International Corp.	3.88	08/26/26	40,000	39,348
Prudential Financial, Inc.	4.50	09/15/47	40,000	39,014
Prudential Financial, Inc.	5.70	09/15/48	70,000	70,611
Reinsurance Group of America, Inc.	3.90	05/15/29	40,000	38,413
Trinity Acquisition PLC	4.40	03/15/26	30,000	29,808

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 2.6% (Continued)
Willis North America, Inc.	2.95	09/15/29	$40,000	$36,540
Willis North America, Inc.	4.50	09/15/28	20,000	19,711
Willis North America, Inc.	4.65	06/15/27	65,000	64,808
				1,647,229
INTERNET – 1.0%
eBay, Inc.	1.40	05/10/26	35,000	33,321
eBay, Inc.	3.60	06/05/27	60,000	58,674
Expedia Group, Inc.	3.80	02/15/28	50,000	48,435
Expedia Group, Inc.	4.63	08/01/27	30,000	29,895
Expedia Group, Inc.	5.00	02/15/26	85,000	85,164
Netflix, Inc.	4.38	11/15/26	70,000	69,913
Netflix, Inc.	4.88	04/15/28	95,000	95,585
Netflix, Inc.	5.88	11/15/28	118,000	123,300
Netflix, Inc.	6.38	05/15/29	40,000	42,758
VeriSign, Inc.	4.75	07/15/27	35,000	34,723
				621,768
INVESTMENT COMPANIES – 2.6%
Apollo Debt Solutions BDC(1)	6.90	04/13/29	55,000	56,180
Ares Capital Corp.	2.15	07/15/26	58,000	55,044
Ares Capital Corp.	2.88	06/15/27	30,000	28,207
Ares Capital Corp.	2.88	06/15/28	65,000	59,356
Ares Capital Corp.	3.88	01/15/26	70,000	68,846
Ares Capital Corp.	5.88	03/01/29	75,000	75,564
Ares Capital Corp.	5.95	07/15/29	35,000	35,353
Ares Capital Corp.	7.00	01/15/27	55,000	56,845
Ares Strategic Income Fund(1)	6.35	08/15/29	45,000	45,359
Blackstone Private Credit Fund	2.63	12/15/26	65,000	61,259
Blackstone Private Credit Fund	3.25	03/15/27	60,000	56,868
Blackstone Private Credit Fund	4.00	01/15/29	35,000	32,988
Blackstone Private Credit Fund(1)	5.95	07/16/29	25,000	25,084
Blackstone Private Credit Fund(1)	7.30	11/27/28	45,000	47,218
Blackstone Secured Lending Fund	2.13	02/15/27	30,000	27,777
Blackstone Secured Lending Fund	2.75	09/16/26	50,000	47,651
Blackstone Secured Lending Fund	2.85	09/30/28	30,000	27,117
Blackstone Secured Lending Fund	3.63	01/15/26	60,000	58,681
Blue Owl Capital Corp.	2.63	01/15/27	25,000	23,404
Blue Owl Capital Corp.	2.88	06/11/28	55,000	49,697
Blue Owl Capital Corp.	3.40	07/15/26	55,000	52,996
Blue Owl Capital Corp.	4.25	01/15/26	30,000	29,552
Blue Owl Capital Corp.	5.95	03/15/29	40,000	40,159
Blue Owl Credit Income Corp.(1)	6.60	09/15/29	35,000	35,424
Blue Owl Credit Income Corp.	7.75	09/16/27	35,000	36,471
Blue Owl Credit Income Corp.	7.75	01/15/29	25,000	26,346
Blue Owl Credit Income Corp.	7.95	06/13/28	40,000	42,223
Blue Owl Technology Finance Corp. II(1)	6.75	04/04/29	45,000	44,806
FS KKR Capital Corp.	3.13	10/12/28	60,000	54,013
FS KKR Capital Corp.	3.25	07/15/27	25,000	23,528

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.6% (Continued)
FS KKR Capital Corp.	3.40	01/15/26	$55,000	$53,535
FS KKR Capital Corp.	6.88	08/15/29	35,000	36,062
Goldman Sachs BDC, Inc.	2.88	01/15/26	25,000	24,357
Golub Capital BDC, Inc.	2.50	08/24/26	30,000	28,427
Golub Capital BDC, Inc.	6.00	07/15/29	45,000	45,090
Golub Capital Private Credit Fund(1)	5.80	09/12/29	35,000	34,130
HPS Corporate Lending Fund(1)	6.75	01/30/29	25,000	25,514
Main Street Capital Corp.	3.00	07/14/26	25,000	23,887
Sixth Street Lending Partners(1)	6.50	03/11/29	45,000	45,351
				1,640,369
IRON/STEEL – 0.2%
ArcelorMittal SA	4.25	07/16/29	40,000	39,024
ArcelorMittal SA	6.55	11/29/27	60,000	62,463
				101,487
LEISURE TIME – 0.1%
Polaris, Inc.	6.95	03/15/29	60,000	63,353

LODGING – 1.1%
Hyatt Hotels Corp.	5.75	01/30/27	20,000	20,396
Las Vegas Sands Corp.	3.50	08/18/26	55,000	53,492
Las Vegas Sands Corp.	3.90	08/08/29	45,000	42,066
Las Vegas Sands Corp.	5.90	06/01/27	45,000	45,710
Las Vegas Sands Corp.	6.00	08/15/29	35,000	35,706
Marriott International, Inc./MD	3.13	06/15/26	20,000	19,534
Marriott International, Inc./MD	4.90	04/15/29	45,000	45,100
Marriott International, Inc./MD	5.00	10/15/27	155,000	156,650
Marriott International, Inc./MD	5.55	10/15/28	20,000	20,574
Sands China Ltd.	2.30	03/08/27	100,000	93,152
Sands China Ltd.	2.85	03/08/29	75,000	67,344
Sands China Ltd.	3.80	01/08/26	20,000	19,622
Sands China Ltd.	5.40	08/08/28	53,000	52,791
				672,137
MACHINERY-DIVERSIFIED – 0.9%
CNH Industrial Capital LLC	1.45	07/15/26	55,000	51,991
CNH Industrial Capital LLC	1.88	01/15/26	20,000	19,322
CNH Industrial Capital LLC	4.55	04/10/28	40,000	39,705
CNH Industrial Capital LLC	5.10	04/20/29	25,000	25,206
CNH Industrial Capital LLC	5.50	01/12/29	35,000	35,813
CNH Industrial NV	3.85	11/15/27	25,000	24,490
IDEX Corp.	4.95	09/01/29	35,000	35,154
Ingersoll Rand, Inc.	5.18	06/15/29	50,000	50,739
Ingersoll Rand, Inc.	5.20	06/15/27	45,000	45,589
Ingersoll Rand, Inc.	5.40	08/14/28	25,000	25,566
Otis Worldwide Corp.	2.29	04/05/27	20,000	18,975
Otis Worldwide Corp.	5.25	08/16/28	50,000	50,902
Westinghouse Air Brake Technologies Corp.	3.45	11/15/26	65,000	63,410
Westinghouse Air Brake Technologies Corp.	4.70	09/15/28	60,000	59,730

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 0.9% (Continued)
Xylem, Inc./NY	1.95	01/30/28	$30,000	$27,664
Xylem, Inc./NY	3.25	11/01/26	30,000	29,230
				603,486
MEDIA – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25	01/15/29	75,000	65,877
Charter Communications Operating LLC/Charter Communications Operating Capital	3.75	02/15/28	45,000	42,864
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	65,000	62,703
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	03/30/29	70,000	68,699
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	06/01/29	95,000	96,994
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11/10/26	90,000	91,910
Discovery Communications LLC	3.95	03/20/28	135,000	127,441
Discovery Communications LLC	4.13	05/15/29	20,000	18,625
FactSet Research Systems, Inc.	2.90	03/01/27	30,000	28,778
Fox Corp.	4.71	01/25/29	115,000	114,532
Paramount Global	2.90	01/15/27	35,000	33,260
Paramount Global	3.38	02/15/28	40,000	37,197
Paramount Global	4.20	06/01/29	20,000	18,729
Thomson Reuters Corp.	3.35	05/15/26	20,000	19,603
				827,212
MINING – 0.2%
AngloGold Ashanti Holdings PLC	3.38	11/01/28	60,000	55,443
Newmont Corp.	2.80	10/01/29	25,000	22,892
Newmont Corp./Newcrest Finance Pty Ltd.	5.30	03/15/26	65,000	65,598
				143,933
MISCELLANEOUS MANUFACTURER – 0.5%
Carlisle Cos, Inc.	3.75	12/01/27	45,000	43,763
Parker-Hannifin Corp.	3.25	03/01/27	35,000	33,973
Parker-Hannifin Corp.	3.25	06/14/29	60,000	56,381
Parker-Hannifin Corp.	4.25	09/15/27	80,000	79,331
Parker-Hannifin Corp.	4.50	09/15/29	60,000	59,588
Teledyne Technologies, Inc.	2.25	04/01/28	40,000	36,908
				309,944
OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	2.67	12/01/26	60,000	57,316
CDW LLC/CDW Finance Corp.	3.25	02/15/29	55,000	50,841
CDW LLC/CDW Finance Corp.	3.28	12/01/28	10,000	9,319
CDW LLC/CDW Finance Corp.	4.25	04/01/28	40,000	38,957
				156,433

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 1.7%
Canadian Natural Resources Ltd.	3.85	06/01/27	$65,000	$63,582
Continental Resources, Inc.	4.38	01/15/28	60,000	58,233
Coterra Energy, Inc.	3.90	05/15/27	60,000	58,480
Diamondback Energy, Inc.	3.25	12/01/26	50,000	48,560
Diamondback Energy, Inc.	5.20	04/18/27	45,000	45,468
EQT Corp.	3.90	10/01/27	75,000	73,041
EQT Corp.	5.70	04/01/28	30,000	30,570
Expand Energy Corp.	5.38	02/01/29	40,000	39,415
Hess Corp.	4.30	04/01/27	60,000	59,388
HF Sinclair Corp.	5.88	04/01/26	60,000	60,553
Marathon Oil Corp.	4.40	07/15/27	65,000	64,456
Marathon Oil Corp.	5.30	04/01/29	25,000	25,448
Marathon Petroleum Corp.	5.13	12/15/26	45,000	45,283
Occidental Petroleum Corp.	5.00	08/01/27	50,000	49,987
Occidental Petroleum Corp.	5.20	08/01/29	75,000	74,786
Occidental Petroleum Corp.	5.55	03/15/26	45,000	45,282
Occidental Petroleum Corp.	6.38	09/01/28	30,000	31,088
Ovintiv, Inc.	5.65	05/15/28	30,000	30,426
Phillips 66	1.30	02/15/26	10,000	9,586
Phillips 66	3.90	03/15/28	15,000	14,601
Phillips 66 Co.	4.95	12/01/27	85,000	85,785
Valero Energy Corp.	4.35	06/01/28	55,000	54,265
				1,068,283
PACKAGING & CONTAINERS – 0.6%
Amcor Finance USA, Inc.	3.63	04/28/26	20,000	19,642
Amcor Group Finance PLC	5.45	05/23/29	35,000	35,516
Berry Global, Inc.	1.57	01/15/26	85,000	81,596
Packaging Corp. of America	3.40	12/15/27	30,000	28,898
Sonoco Products Co.	4.60	09/01/29	40,000	39,019
WRKCo, Inc.	3.90	06/01/28	80,000	77,223
WRKCo, Inc.	4.00	03/15/28	10,000	9,726
WRKCo, Inc.	4.65	03/15/26	50,000	49,786
WRKCo, Inc.	4.90	03/15/29	20,000	19,955
				361,361
PHARMACEUTICALS – 2.9%
Becton Dickinson & Co.	3.70	06/06/27	98,000	95,744
Becton Dickinson & Co.	4.69	02/13/28	50,000	49,995
Becton Dickinson & Co.	4.87	02/08/29	35,000	35,053
Becton Dickinson & Co.	5.08	06/07/29	45,000	45,515
Cardinal Health, Inc.	3.41	06/15/27	55,000	53,273
Cardinal Health, Inc.	5.13	02/15/29	50,000	50,492
Cencora, Inc.	3.45	12/15/27	50,000	48,280
CVS Health Corp.	1.30	08/21/27	140,000	126,897
CVS Health Corp.	2.88	06/01/26	95,000	92,060
CVS Health Corp.	3.00	08/15/26	50,000	48,399
CVS Health Corp.	3.25	08/15/29	95,000	87,302
CVS Health Corp.	3.63	04/01/27	40,000	38,847

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 2.9% (Continued)
CVS Health Corp.	4.30	03/25/28	$305,000	$297,408
CVS Health Corp.	5.00	02/20/26	90,000	90,066
CVS Health Corp.	5.00	01/30/29	60,000	59,812
CVS Health Corp.	5.40	06/01/29	70,000	70,715
Mylan, Inc.	4.55	04/15/28	50,000	49,013
Shire Acquisitions Investments Ireland DAC	3.20	09/23/26	84,000	82,049
Takeda Pharmaceutical Co. Ltd.	5.00	11/26/28	105,000	106,008
Utah Acquisition Sub, Inc.	3.95	06/15/26	108,000	106,234
Viatris, Inc.	2.30	06/22/27	30,000	27,986
Zoetis, Inc.	3.00	09/12/27	40,000	38,336
Zoetis, Inc.	3.90	08/20/28	25,000	24,353
Zoetis, Inc.	4.50	11/13/25	45,000	44,892
Zoetis, Inc.	5.40	11/14/25	44,000	44,282
				1,813,011
PIPELINES – 5.8%
Boardwalk Pipelines LP	4.45	07/15/27	15,000	14,837
Boardwalk Pipelines LP	4.80	05/03/29	50,000	49,451
Boardwalk Pipelines LP	5.95	06/01/26	25,000	25,288
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	70,000	70,459
Cheniere Energy Partners LP	4.50	10/01/29	80,000	77,094
Cheniere Energy, Inc.	4.63	10/15/28	90,000	88,296
DCP Midstream Operating LP	5.13	05/15/29	40,000	40,280
DCP Midstream Operating LP	5.63	07/15/27	25,000	25,460
Enbridge, Inc.	3.70	07/15/27	20,000	19,502
Enbridge, Inc.	4.25	12/01/26	15,000	14,865
Enbridge, Inc.	5.25	04/05/27	55,000	55,733
Enbridge, Inc.	5.30	04/05/29	35,000	35,528
Enbridge, Inc.	5.90	11/15/26	20,000	20,445
Enbridge, Inc.	6.00	11/15/28	40,000	41,731
Energy Transfer LP	4.00	10/01/27	45,000	44,068
Energy Transfer LP	4.15	09/15/29	25,000	24,075
Energy Transfer LP	4.20	04/15/27	30,000	29,589
Energy Transfer LP	4.40	03/15/27	25,000	24,795
Energy Transfer LP	4.75	01/15/26	95,000	94,903
Energy Transfer LP	4.95	05/15/28	10,000	10,022
Energy Transfer LP	4.95	06/15/28	65,000	65,150
Energy Transfer LP	5.25	04/15/29	85,000	85,812
Energy Transfer LP	5.25	07/01/29	55,000	55,553
Energy Transfer LP	5.50	06/01/27	60,000	60,925
Energy Transfer LP	5.55	02/15/28	105,000	107,173
Energy Transfer LP	6.05	12/01/26	75,000	76,851
Energy Transfer LP	6.10	12/01/28	35,000	36,501
Enterprise Products Operating LLC	5.25	08/16/77	75,000	73,796
Enterprise Products Operating LLC	5.38	02/15/78	25,000	24,043
Kinder Morgan, Inc.	1.75	11/15/26	25,000	23,605
Kinder Morgan, Inc.	4.30	03/01/28	63,000	62,086
Kinder Morgan, Inc.	5.00	02/01/29	95,000	95,142
Kinder Morgan, Inc.	5.10	08/01/29	35,000	35,166

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 5.8% (Continued)
MPLX LP	1.75	03/01/26	$85,000	$81,634
MPLX LP	4.00	03/15/28	60,000	58,406
MPLX LP	4.13	03/01/27	50,000	49,309
MPLX LP	4.25	12/01/27	115,000	113,142
MPLX LP	4.80	02/15/29	20,000	19,900
ONEOK, Inc.	3.40	09/01/29	20,000	18,649
ONEOK, Inc.	4.00	07/13/27	20,000	19,608
ONEOK, Inc.	4.25	09/24/27	65,000	64,198
ONEOK, Inc.	4.35	03/15/29	60,000	58,480
ONEOK, Inc.	4.40	10/15/29	35,000	34,126
ONEOK, Inc.	4.55	07/15/28	45,000	44,495
ONEOK, Inc.	5.00	03/01/26	40,000	40,029
ONEOK, Inc.	5.55	11/01/26	70,000	70,959
ONEOK, Inc.	5.65	11/01/28	45,000	46,210
ONEOK, Inc.	5.85	01/15/26	35,000	35,354
Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/26	50,000	49,775
Sabine Pass Liquefaction LLC	4.20	03/15/28	120,000	117,576
Sabine Pass Liquefaction LLC	5.00	03/15/27	65,000	65,156
Sabine Pass Liquefaction LLC	5.88	06/30/26	80,000	80,906
South Bow USA Infrastructure Holdings LLC(1)	4.91	09/01/27	40,000	39,810
South Bow USA Infrastructure Holdings LLC(1)	5.03	10/01/29	50,000	49,226
Spectra Energy Partners LP	3.38	10/15/26	150,000	146,074
Targa Resources Corp.	5.20	07/01/27	45,000	45,533
Targa Resources Corp.	6.15	03/01/29	65,000	67,897
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00	01/15/28	45,000	44,841
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50	07/15/27	20,000	20,185
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.88	01/15/29	55,000	56,288
TC PipeLines LP	3.90	05/25/27	25,000	24,393
TransCanada PipeLines Ltd.	4.25	05/15/28	105,000	103,004
TransCanada PipeLines Ltd.	4.88	01/15/26	35,000	34,966
Transcontinental Gas Pipe Line Co. LLC	7.85	02/01/26	60,000	61,733
Western Midstream Operating LP	6.35	01/15/29	35,000	36,436
Williams Cos, Inc.	3.75	06/15/27	135,000	131,812
Williams Cos, Inc.	4.90	03/15/29	70,000	69,937
Williams Cos, Inc.	5.30	08/15/28	35,000	35,548
Williams Cos, Inc.	5.40	03/02/26	35,000	35,235
				3,679,054
REAL ESTATE – 0.1%
CBRE Services, Inc.	4.88	03/01/26	50,000	49,969
CBRE Services, Inc.	5.50	04/01/29	10,000	10,263
				60,232
REAL ESTATE INVESTMENT TRUST (REITS) – 4.9%
American Homes 4 Rent LP	4.25	02/15/28	30,000	29,353
American Tower Corp.	1.45	09/15/26	40,000	37,679
American Tower Corp.	1.50	01/31/28	40,000	36,071
American Tower Corp.	1.60	04/15/26	40,000	38,203
American Tower Corp.	2.75	01/15/27	35,000	33,556

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 4.9% (Continued)
American Tower Corp.	3.38	10/15/26	$55,000	$53,672
American Tower Corp.	3.55	07/15/27	40,000	38,756
American Tower Corp.	3.60	01/15/28	30,000	28,912
American Tower Corp.	3.65	03/15/27	30,000	29,262
American Tower Corp.	3.80	08/15/29	95,000	90,456
American Tower Corp.	3.95	03/15/29	40,000	38,497
American Tower Corp.	4.40	02/15/26	45,000	44,786
American Tower Corp.	5.20	02/15/29	35,000	35,392
American Tower Corp.	5.25	07/15/28	25,000	25,302
American Tower Corp.	5.50	03/15/28	70,000	71,353
American Tower Corp.	5.80	11/15/28	55,000	56,771
Boston Properties LP	2.75	10/01/26	55,000	52,716
Boston Properties LP	3.40	06/21/29	30,000	27,561
Boston Properties LP	3.65	02/01/26	50,000	49,076
Boston Properties LP	4.50	12/01/28	85,000	82,510
Boston Properties LP	6.75	12/01/27	60,000	62,602
Brixmor Operating Partnership LP	4.13	06/15/26	23,000	22,708
Brixmor Operating Partnership LP	4.13	05/15/29	60,000	57,661
Crown Castle, Inc.	1.05	07/15/26	70,000	65,740
Crown Castle, Inc.	2.90	03/15/27	45,000	43,073
Crown Castle, Inc.	3.65	09/01/27	45,000	43,577
Crown Castle, Inc.	3.70	06/15/26	45,000	44,200
Crown Castle, Inc.	3.80	02/15/28	35,000	33,830
Crown Castle, Inc.	4.00	03/01/27	30,000	29,477
Crown Castle, Inc.	4.30	02/15/29	25,000	24,315
Crown Castle, Inc.	4.45	02/15/26	45,000	44,785
Crown Castle, Inc.	4.80	09/01/28	30,000	29,845
Crown Castle, Inc.	4.90	09/01/29	30,000	29,789
Crown Castle, Inc.	5.00	01/11/28	100,000	100,136
Crown Castle, Inc.	5.60	06/01/29	55,000	56,419
CubeSmart LP	2.25	12/15/28	35,000	31,621
Digital Realty Trust LP	3.60	07/01/29	70,000	66,489
Digital Realty Trust LP	3.70	08/15/27	45,000	43,782
Digital Realty Trust LP	4.45	07/15/28	35,000	34,559
Digital Realty Trust LP	5.55	01/15/28	60,000	61,283
EPR Properties	3.75	08/15/29	30,000	27,635
Equinix, Inc.	1.45	05/15/26	25,000	23,835
Equinix, Inc.	1.55	03/15/28	115,000	103,748
Equinix, Inc.	2.90	11/18/26	15,000	14,495
Essex Portfolio LP	4.00	03/01/29	40,000	38,493
Extra Space Storage LP	3.50	07/01/26	35,000	34,312
Extra Space Storage LP	5.70	04/01/28	30,000	30,755
GLP Capital LP/GLP Financing II, Inc.	5.30	01/15/29	70,000	69,896
GLP Capital LP/GLP Financing II, Inc.	5.38	04/15/26	55,000	55,051
GLP Capital LP/GLP Financing II, Inc.	5.75	06/01/28	10,000	10,164
Healthcare Realty Holdings LP	3.50	08/01/26	45,000	43,968
Healthcare Realty Holdings LP	3.75	07/01/27	25,000	24,231
Healthpeak OP LLC	2.13	12/01/28	35,000	31,587

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 4.9% (Continued)
Healthpeak OP LLC	3.25	07/15/26	$35,000	$34,221
Healthpeak OP LLC	3.50	07/15/29	40,000	37,664
Invitation Homes Operating Partnership LP	2.30	11/15/28	30,000	27,183
Kimco Realty OP LLC	2.80	10/01/26	25,000	24,127
Omega Healthcare Investors, Inc.	3.63	10/01/29	20,000	18,528
Omega Healthcare Investors, Inc.	4.50	04/01/27	30,000	29,634
Omega Healthcare Investors, Inc.	4.75	01/15/28	30,000	29,603
Omega Healthcare Investors, Inc.	5.25	01/15/26	45,000	45,030
Piedmont Operating Partnership LP	9.25	07/20/28	35,000	38,517
Regency Centers LP	3.60	02/01/27	35,000	34,101
Sabra Health Care LP	5.13	08/15/26	30,000	30,003
Sun Communities Operating LP	5.50	01/15/29	25,000	25,247
Ventas Realty LP	4.00	03/01/28	40,000	38,976
Ventas Realty LP	4.13	01/15/26	35,000	34,659
Ventas Realty LP	4.40	01/15/29	35,000	34,211
VICI Properties LP	4.75	02/15/28	75,000	74,360
Welltower OP LLC	2.05	01/15/29	25,000	22,447
Welltower OP LLC	2.70	02/15/27	30,000	28,887
Welltower OP LLC	4.13	03/15/29	35,000	34,127
Welltower OP LLC	4.25	04/01/26	50,000	49,676
Welltower OP LLC	4.25	04/15/28	35,000	34,449
Weyerhaeuser Co.	4.75	05/15/26	40,000	39,992
				3,099,587
RETAIL – 2.8%
AutoZone, Inc.	3.75	06/01/27	35,000	34,241
AutoZone, Inc.	5.10	07/15/29	30,000	30,286
AutoZone, Inc.	6.25	11/01/28	35,000	36,833
Best Buy Co., Inc.	4.45	10/01/28	25,000	24,713
Darden Restaurants, Inc.	3.85	05/01/27	20,000	19,557
Dollar General Corp.	3.88	04/15/27	35,000	34,257
Dollar General Corp.	4.13	05/01/28	15,000	14,618
Dollar General Corp.	4.15	11/01/25	10,000	9,923
Dollar General Corp.	4.63	11/01/27	85,000	84,361
Dollar General Corp.	5.20	07/05/28	15,000	15,119
Dollar Tree, Inc.	4.20	05/15/28	75,000	72,863
Genuine Parts Co.	4.95	08/15/29	45,000	44,688
Lowe’s Cos, Inc.	1.30	04/15/28	55,000	49,146
Lowe’s Cos, Inc.	1.70	09/15/28	60,000	53,730
Lowe’s Cos, Inc.	2.50	04/15/26	38,000	36,953
Lowe’s Cos, Inc.	3.10	05/03/27	80,000	77,234
Lowe’s Cos, Inc.	3.35	04/01/27	30,000	29,149
Lowe’s Cos, Inc.	3.65	04/05/29	140,000	133,941
Lowe’s Cos, Inc.	4.80	04/01/26	75,000	75,175
McDonald’s Corp.	2.63	09/01/29	65,000	59,383
McDonald’s Corp.	3.50	03/01/27	30,000	29,311
McDonald’s Corp.	3.50	07/01/27	115,000	111,993
McDonald’s Corp.	3.70	01/30/26	115,000	113,810
McDonald’s Corp.	3.80	04/01/28	25,000	24,368

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 2.8% (Continued)
McDonald’s Corp.	4.80	08/14/28	$15,000	$15,096
McDonald’s Corp.	5.00	05/17/29	35,000	35,473
O’Reilly Automotive, Inc.	3.55	03/15/26	15,000	14,764
O’Reilly Automotive, Inc.	3.60	09/01/27	40,000	38,903
O’Reilly Automotive, Inc.	3.90	06/01/29	25,000	24,147
O’Reilly Automotive, Inc.	4.35	06/01/28	10,000	9,887
O’Reilly Automotive, Inc.	5.75	11/20/26	90,000	91,832
Ross Stores, Inc.	0.88	04/15/26	30,000	28,423
Starbucks Corp.	2.00	03/12/27	105,000	99,135
Starbucks Corp.	2.45	06/15/26	15,000	14,525
Starbucks Corp.	3.50	03/01/28	30,000	29,055
Starbucks Corp.	3.55	08/15/29	55,000	52,468
Starbucks Corp.	4.00	11/15/28	35,000	34,223
Starbucks Corp.	4.75	02/15/26	35,000	35,057
Starbucks Corp.	4.85	02/08/27	55,000	55,354
				1,793,994
SEMICONDUCTORS – 3.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	01/15/28	65,000	62,588
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88	01/15/27	195,000	191,835
Broadcom, Inc.(1)	1.95	02/15/28	25,000	22,896
Broadcom, Inc.	3.15	11/15/25	70,000	68,894
Broadcom, Inc.	3.46	09/15/26	15,000	14,697
Broadcom, Inc.(1)	4.00	04/15/29	35,000	33,769
Broadcom, Inc.	4.11	09/15/28	110,000	107,550
Broadcom, Inc.	4.15	02/15/28	35,000	34,384
Broadcom, Inc.	4.75	04/15/29	100,000	99,715
Broadcom, Inc.	5.05	07/12/27	70,000	70,710
Broadcom, Inc.	5.05	07/12/29	125,000	126,112
Intel Corp.	1.60	08/12/28	50,000	44,047
Intel Corp.	2.60	05/19/26	55,000	53,154
Intel Corp.	3.15	05/11/27	50,000	47,928
Intel Corp.	3.75	03/25/27	65,000	63,284
Intel Corp.	3.75	08/05/27	70,000	67,916
Intel Corp.	4.00	08/05/29	70,000	66,815
Intel Corp.	4.88	02/10/26	100,000	100,013
Intel Corp.	4.88	02/10/28	100,000	99,605
Marvell Technology, Inc.	1.65	04/15/26	35,000	33,407
Marvell Technology, Inc.	2.45	04/15/28	40,000	36,886
Marvell Technology, Inc.	5.75	02/15/29	30,000	30,915
Microchip Technology, Inc.	5.05	03/15/29	75,000	75,275
Micron Technology, Inc.	4.19	02/15/27	105,000	103,666
Micron Technology, Inc.	4.98	02/06/26	20,000	20,061
Micron Technology, Inc.	5.33	02/06/29	40,000	40,493
Micron Technology, Inc.	5.38	04/15/28	10,000	10,144
NXP BV/NXP Funding LLC	5.55	12/01/28	35,000	35,787
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.88	06/18/26	50,000	49,376
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	06/18/29	60,000	58,388

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 3.1% (Continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	06/01/27	$25,000	$24,868
Qorvo, Inc.	4.38	10/15/29	40,000	37,739
Skyworks Solutions, Inc.	1.80	06/01/26	35,000	33,305
				1,966,222
SHIPBUILDING – 0.1%
Huntington Ingalls Industries, Inc.	2.04	08/16/28	30,000	27,064
Huntington Ingalls Industries, Inc.	3.48	12/01/27	45,000	43,309
				70,373
SOFTWARE – 3.7%
Atlassian Corp.	5.25	05/15/29	25,000	25,333
Autodesk, Inc.	3.50	06/15/27	25,000	24,346
Broadridge Financial Solutions, Inc.	3.40	06/27/26	20,000	19,565
Concentrix Corp.	6.60	08/02/28	45,000	45,631
Concentrix Corp.	6.65	08/02/26	50,000	50,957
Fidelity National Information Services, Inc.	1.15	03/01/26	65,000	61,982
Fidelity National Information Services, Inc.	1.65	03/01/28	60,000	54,361
Fiserv, Inc.	2.25	06/01/27	75,000	70,631
Fiserv, Inc.	3.20	07/01/26	105,000	102,536
Fiserv, Inc.	3.50	07/01/29	165,000	156,006
Fiserv, Inc.	4.20	10/01/28	70,000	68,548
Fiserv, Inc.	5.15	03/15/27	30,000	30,336
Fiserv, Inc.	5.38	08/21/28	45,000	45,901
Fiserv, Inc.	5.45	03/02/28	70,000	71,456
Oracle Corp.	1.65	03/25/26	185,000	177,305
Oracle Corp.	2.30	03/25/28	115,000	106,459
Oracle Corp.	2.65	07/15/26	160,000	154,799
Oracle Corp.	2.80	04/01/27	135,000	129,408
Oracle Corp.	3.25	11/15/27	150,000	144,138
Oracle Corp.	4.20	09/27/29	85,000	82,838
Oracle Corp.	4.50	05/06/28	75,000	74,622
Oracle Corp.	5.80	11/10/25	50,000	50,537
Roper Technologies, Inc.	1.40	09/15/27	65,000	59,739
Roper Technologies, Inc.	2.95	09/15/29	25,000	22,976
Roper Technologies, Inc.	3.80	12/15/26	35,000	34,493
Roper Technologies, Inc.	4.20	09/15/28	45,000	44,258
Roper Technologies, Inc.	4.50	10/15/29	25,000	24,629
Take-Two Interactive Software, Inc.	3.70	04/14/27	90,000	87,889
Take-Two Interactive Software, Inc.	4.95	03/28/28	30,000	30,115
VMware LLC	1.40	08/15/26	120,000	113,160
VMware LLC	1.80	08/15/28	75,000	67,197
VMware LLC	3.90	08/21/27	40,000	39,097
VMware LLC	4.65	05/15/27	10,000	9,975
Workday, Inc.	3.50	04/01/27	75,000	73,126
Workday, Inc.	3.70	04/01/29	25,000	23,975
				2,378,324

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 5.9%
AT&T, Inc.	1.65	02/01/28	$135,000	$122,691
AT&T, Inc.	1.70	03/25/26	180,000	172,757
AT&T, Inc.	2.30	06/01/27	145,000	137,026
AT&T, Inc.	3.80	02/15/27	50,000	49,098
AT&T, Inc.	4.10	02/15/28	100,000	98,270
AT&T, Inc.	4.25	03/01/27	115,000	114,188
AT&T, Inc.	4.35	03/01/29	175,000	172,612
AT&T, Inc.	5.54	02/20/26	75,000	75,027
British Telecommunications PLC	5.13	12/04/28	50,000	50,488
Juniper Networks, Inc.	3.75	08/15/29	25,000	23,617
Motorola Solutions, Inc.	4.60	02/23/28	30,000	29,896
Motorola Solutions, Inc.	4.60	05/23/29	60,000	59,479
Nokia OYJ	4.38	06/12/27	25,000	24,546
Rogers Communications, Inc.	2.90	11/15/26	35,000	33,729
Rogers Communications, Inc.	3.20	03/15/27	85,000	81,957
Rogers Communications, Inc.	3.63	12/15/25	35,000	34,517
Rogers Communications, Inc.	5.00	02/15/29	70,000	70,079
Sprint Capital Corp.	6.88	11/15/28	155,000	166,346
Sprint LLC	7.63	03/01/26	85,000	87,243
Telefonica Emisiones SA	4.10	03/08/27	65,000	64,098
TELUS Corp.	2.80	02/16/27	50,000	47,763
TELUS Corp.	3.70	09/15/27	15,000	14,560
T-Mobile USA, Inc.	1.50	02/15/26	45,000	43,207
T-Mobile USA, Inc.	2.05	02/15/28	95,000	87,280
T-Mobile USA, Inc.	2.25	02/15/26	100,000	96,894
T-Mobile USA, Inc.	2.40	03/15/29	30,000	27,153
T-Mobile USA, Inc.	2.63	04/15/26	60,000	58,187
T-Mobile USA, Inc.	2.63	02/15/29	50,000	45,636
T-Mobile USA, Inc.	3.38	04/15/29	135,000	126,830
T-Mobile USA, Inc.	3.75	04/15/27	245,000	239,955
T-Mobile USA, Inc.	4.20	10/01/29	25,000	24,320
T-Mobile USA, Inc.	4.75	02/01/28	90,000	89,672
T-Mobile USA, Inc.	4.80	07/15/28	65,000	65,046
T-Mobile USA, Inc.	4.85	01/15/29	85,000	85,176
T-Mobile USA, Inc.	4.95	03/15/28	60,000	60,349
T-Mobile USA, Inc.	5.38	04/15/27	45,000	45,316
Verizon Communications, Inc.	0.85	11/20/25	75,000	72,165
Verizon Communications, Inc.	1.45	03/20/26	105,000	100,593
Verizon Communications, Inc.	2.10	03/22/28	145,000	133,209
Verizon Communications, Inc.	2.63	08/15/26	100,000	96,657
Verizon Communications, Inc.	3.00	03/22/27	35,000	33,745
Verizon Communications, Inc.	3.88	02/08/29	55,000	53,236
Verizon Communications, Inc.	4.13	03/16/27	175,000	172,982
Verizon Communications, Inc.	4.33	09/21/28	205,000	202,351
Vodafone Group PLC	4.38	05/30/28	30,000	29,953
				3,719,899

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	3.55	11/19/26	$70,000	$68,209

TRANSPORTATION – 0.8%
BNSF Funding Trust I	6.61	12/15/55	35,000	35,409
Canadian Pacific Railway Co.	1.75	12/02/26	70,000	66,072
Canadian Pacific Railway Co.	4.00	06/01/28	20,000	19,574
CH Robinson Worldwide, Inc.	4.20	04/15/28	45,000	44,088
FedEx Corp.	3.10	08/05/29	55,000	51,127
FedEx Corp.	3.25	04/01/26	50,000	49,031
FedEx Corp.	3.40	02/15/28	25,000	24,060
JB Hunt Transport Services, Inc.	3.88	03/01/26	40,000	39,537
Kirby Corp.	4.20	03/01/28	35,000	34,046
Norfolk Southern Corp.	2.90	06/15/26	30,000	29,204
Norfolk Southern Corp.	3.80	08/01/28	40,000	38,974
Ryder System, Inc.	5.25	06/01/28	25,000	25,321
Ryder System, Inc.	5.38	03/15/29	55,000	55,933
Ryder System, Inc.	5.65	03/01/28	20,000	20,524
				532,900
TRUCKING & LEASING – 0.0%
GATX Corp.	4.70	04/01/29	25,000	24,816

WATER – 0.2%
American Water Capital Corp.	2.95	09/01/27	15,000	14,358
American Water Capital Corp.	3.45	06/01/29	40,000	37,836
American Water Capital Corp.	3.75	09/01/28	55,000	53,184
Essential Utilities, Inc.	4.80	08/15/27	25,000	25,011
				130,389
TOTAL CORPORATE BONDS (Cost - $62,024,488)				62,511,335

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	4.18	11/01/24	165,894	165,894
TOTAL SHORT-TERM INVESTMENTS (Cost - $165,894)				165,894

TOTAL INVESTMENTS – 98.7% (Cost - $62,190,382)				$62,677,229
OTHER ASSETS LESS LIABILITIES – 1.3%				842,329
NET ASSETS – 100.0%				$63,519,558

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $832,067 and represents 1.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.4%
ADVERTISING – 0.3%
Interpublic Group of Cos, Inc.	4.75	03/30/30	$5,000	$4,949
Omnicom Group, Inc.	2.45	04/30/30	10,000	8,805
Omnicom Group, Inc.	2.60	08/01/31	5,000	4,317
Omnicom Group, Inc.	4.20	06/01/30	5,000	4,836
				22,907
AEROSPACE/DEFENSE – 3.0%
Boeing Co.	2.95	02/01/30	10,000	8,860
Boeing Co.	3.60	05/01/34	10,000	8,404
Boeing Co.	3.63	02/01/31	10,000	9,035
Boeing Co.	5.15	05/01/30	40,000	39,523
Boeing Co.(1)	6.39	05/01/31	5,000	5,233
Boeing Co.(1)	6.53	05/01/34	20,000	21,093
General Electric Co.	6.75	03/15/32	10,000	11,150
HEICO Corp.	5.35	08/01/33	5,000	5,046
L3Harris Technologies, Inc.	1.80	01/15/31	5,000	4,164
L3Harris Technologies, Inc.	5.25	06/01/31	5,000	5,072
L3Harris Technologies, Inc.	5.35	06/01/34	15,000	15,170
L3Harris Technologies, Inc.	5.40	07/31/33	10,000	10,151
Northrop Grumman Corp.	4.40	05/01/30	5,000	4,914
Northrop Grumman Corp.	4.70	03/15/33	10,000	9,821
Northrop Grumman Corp.	4.90	06/01/34	10,000	9,885
RTX Corp.	1.90	09/01/31	10,000	8,273
RTX Corp.	2.25	07/01/30	10,000	8,728
RTX Corp.	2.38	03/15/32	10,000	8,408
RTX Corp.	5.15	02/27/33	10,000	10,084
RTX Corp.	6.00	03/15/31	10,000	10,596
RTX Corp.	6.10	03/15/34	10,000	10,717
				224,327
AGRICULTURE – 1.2%
Altria Group, Inc.	2.45	02/04/32	10,000	8,315
Altria Group, Inc.	3.40	05/06/30	5,000	4,614
Altria Group, Inc.	6.88	11/01/33	5,000	5,498
BAT Capital Corp.	2.73	03/25/31	10,000	8,714
BAT Capital Corp.	4.74	03/16/32	5,000	4,854
BAT Capital Corp.	4.91	04/02/30	5,000	4,952
BAT Capital Corp.	5.83	02/20/31	10,000	10,321
BAT Capital Corp.	6.00	02/20/34	5,000	5,174
BAT Capital Corp.	6.34	08/02/30	10,000	10,559
BAT Capital Corp.	6.42	08/02/33	10,000	10,651
BAT Capital Corp.	7.75	10/19/32	10,000	11,489
Bunge Ltd. Finance Corp.	2.75	05/14/31	5,000	4,385
				89,526
APPAREL – 0.3%
Tapestry, Inc.	7.70	11/27/30	10,000	10,208
Tapestry, Inc.	7.85	11/27/33	15,000	15,322
				25,530

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 2.9%
Ford Motor Co.	3.25	02/12/32	$20,000	$16,752
Ford Motor Co.	6.10	08/19/32	10,000	10,055
Ford Motor Co.	7.45	07/16/31	15,000	16,256
Ford Motor Credit Co. LLC	3.63	06/17/31	10,000	8,706
Ford Motor Credit Co. LLC	4.00	11/13/30	15,000	13,566
Ford Motor Credit Co. LLC	6.05	03/05/31	5,000	5,034
Ford Motor Credit Co. LLC	6.13	03/08/34	15,000	14,855
Ford Motor Credit Co. LLC	7.12	11/07/33	10,000	10,587
Ford Motor Credit Co. LLC	7.20	06/10/30	5,000	5,280
Ford Motor Credit Co. LLC	7.35	03/06/30	10,000	10,615
General Motors Co.	5.60	10/15/32	10,000	10,157
General Motors Financial Co., Inc.	2.35	01/08/31	10,000	8,424
General Motors Financial Co., Inc.	2.70	06/10/31	10,000	8,503
General Motors Financial Co., Inc.	3.10	01/12/32	10,000	8,602
General Motors Financial Co., Inc.	3.60	06/21/30	10,000	9,179
General Motors Financial Co., Inc.	5.60	06/18/31	5,000	5,043
General Motors Financial Co., Inc.	5.75	02/08/31	15,000	15,283
General Motors Financial Co., Inc.	5.85	04/06/30	10,000	10,257
General Motors Financial Co., Inc.	5.95	04/04/34	10,000	10,191
General Motors Financial Co., Inc.	6.10	01/07/34	10,000	10,279
General Motors Financial Co., Inc.	6.40	01/09/33	10,000	10,506
				218,130
AUTO PARTS & EQUIPMENT – 0.2%
Aptiv PLC/Aptiv Corp.	3.25	03/01/32	5,000	4,350
Aptiv PLC/Aptiv Global Financing DAC	5.15	09/13/34	10,000	9,478
				13,828
BANKS – 8.1%
Banco Bilbao Vizcaya Argentaria SA	6.03	03/13/35	5,000	5,143
Banco Bilbao Vizcaya Argentaria SA	7.88	11/15/34	5,000	5,603
Banco Santander SA	2.75	12/03/30	10,000	8,586
Banco Santander SA	3.23	11/22/32	15,000	12,965
Banco Santander SA	6.35	03/14/34	15,000	15,569
Banco Santander SA	6.92	08/08/33	10,000	10,770
Bank of Montreal	3.09	01/10/37	10,000	8,448
Bank of Nova Scotia	4.59	05/04/37	10,000	9,298
Barclays PLC	2.65	06/24/31	10,000	8,746
Barclays PLC	2.67	03/10/32	10,000	8,604
Barclays PLC	2.89	11/24/32	10,000	8,568
Barclays PLC	3.56	09/23/35	5,000	4,447
Barclays PLC	5.34	09/10/35	10,000	9,805
Barclays PLC	5.75	08/09/33	10,000	10,190
Barclays PLC	6.22	05/09/34	15,000	15,729
Barclays PLC	6.69	09/13/34	15,000	16,218
Barclays PLC	7.12	06/27/34	10,000	10,835
Barclays PLC	7.44	11/02/33	20,000	22,460
Citigroup, Inc.	5.83	02/13/35	20,000	20,182
Citigroup, Inc.	6.00	10/31/33	5,000	5,229

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.1% (Continued)
Citigroup, Inc.	6.17	05/25/34	$25,000	$25,928
Citigroup, Inc.	6.63	06/15/32	10,000	10,797
Citizens Financial Group, Inc.	2.64	09/30/32	5,000	4,080
Citizens Financial Group, Inc.	3.25	04/30/30	10,000	9,075
Citizens Financial Group, Inc.	5.72	07/23/32	10,000	10,099
Citizens Financial Group, Inc.	6.65	04/25/35	5,000	5,341
Deutsche Bank AG/New York, NY	3.04	05/28/32	10,000	8,651
Deutsche Bank AG/New York, NY	3.55	09/18/31	15,000	13,613
Deutsche Bank AG/New York, NY	3.73	01/14/32	15,000	13,226
Deutsche Bank AG/New York, NY	3.74	01/07/33	10,000	8,610
Deutsche Bank AG/New York, NY	7.08	02/10/34	10,000	10,507
Fifth Third Bancorp	4.34	04/25/33	10,000	9,357
Fifth Third Bancorp	5.63	01/29/32	5,000	5,086
Goldman Sachs Capital I	6.35	02/15/34	5,000	5,246
HSBC Holdings PLC	4.76	03/29/33	20,000	19,158
HSBC Holdings PLC	6.55	06/20/34	15,000	15,927
HSBC Holdings PLC	7.40	11/13/34	15,000	16,759
HSBC Holdings PLC	8.11	11/03/33	15,000	17,312
Huntington Bancshares, Inc./OH	2.55	02/04/30	15,000	13,237
Huntington Bancshares, Inc./OH	5.71	02/02/35	10,000	10,126
KeyBank, N.A./Cleveland, OH	4.90	08/08/32	10,000	9,552
KeyBank, N.A./Cleveland, OH	5.00	01/26/33	10,000	9,661
KeyCorp	4.79	06/01/33	10,000	9,549
KeyCorp	6.40	03/06/35	5,000	5,276
Lloyds Banking Group PLC	7.95	11/15/33	5,000	5,671
M&T Bank Corp.	5.05	01/27/34	10,000	9,648
M&T Bank Corp.	6.08	03/13/32	5,000	5,173
Mizuho Financial Group, Inc.	2.56	09/13/31	5,000	4,214
Morgan Stanley	2.48	09/16/36	30,000	24,478
Morgan Stanley	5.30	04/20/37	20,000	19,609
Morgan Stanley	5.94	02/07/39	10,000	10,154
Morgan Stanley	5.95	01/19/38	15,000	15,264
NatWest Group PLC	3.03	11/28/35	10,000	8,701
Santander Holdings USA, Inc.	6.34	05/31/35	10,000	10,229
Santander Holdings USA, Inc.	7.66	11/09/31	5,000	5,486
Santander UK Group Holdings PLC	2.90	03/15/32	5,000	4,358
Sumitomo Mitsui Financial Group, Inc.	2.14	09/23/30	10,000	8,529
Truist Financial Corp.	4.92	07/28/33	5,000	4,771
				619,853
BEVERAGES – 0.8%
Coca-Cola Consolidated, Inc.	5.45	06/01/34	5,000	5,087
Constellation Brands, Inc.	2.25	08/01/31	5,000	4,214
Constellation Brands, Inc.	2.88	05/01/30	10,000	8,998
Constellation Brands, Inc.	4.75	05/09/32	5,000	4,898
Constellation Brands, Inc.	4.90	05/01/33	5,000	4,903
Keurig Dr Pepper, Inc.	3.20	05/01/30	10,000	9,214

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
BEVERAGES – 0.8% (Continued)
Keurig Dr Pepper, Inc.	4.05	04/15/32	$10,000	$9,500
Keurig Dr Pepper, Inc.	5.20	03/15/31	5,000	5,075
Keurig Dr Pepper, Inc.	5.30	03/15/34	5,000	5,065
				56,954
BIOTECHNOLOGY – 2.1%
Amgen, Inc.	2.00	01/15/32	10,000	8,235
Amgen, Inc.	2.30	02/25/31	10,000	8,625
Amgen, Inc.	2.45	02/21/30	10,000	8,913
Amgen, Inc.	3.35	02/22/32	5,000	4,517
Amgen, Inc.	4.20	03/01/33	5,000	4,704
Amgen, Inc.	5.25	03/02/30	25,000	25,505
Amgen, Inc.	5.25	03/02/33	35,000	35,378
Biogen, Inc.	2.25	05/01/30	10,000	8,684
Bio-Rad Laboratories, Inc.	3.70	03/15/32	5,000	4,509
Gilead Sciences, Inc.	1.65	10/01/30	10,000	8,402
Gilead Sciences, Inc.	5.25	10/15/33	10,000	10,212
Illumina, Inc.	2.55	03/23/31	5,000	4,278
Regeneron Pharmaceuticals, Inc.	1.75	09/15/30	15,000	12,606
Royalty Pharma PLC	2.15	09/02/31	10,000	8,294
Royalty Pharma PLC	2.20	09/02/30	10,000	8,548
				161,410
BUILDING MATERIALS – 1.3%
Carrier Global Corp.	2.70	02/15/31	5,000	4,391
Carrier Global Corp.	2.72	02/15/30	20,000	17,983
Carrier Global Corp.	5.90	03/15/34	10,000	10,514
CRH America Finance, Inc.	5.40	05/21/34	10,000	10,137
Eagle Materials, Inc.	2.50	07/01/31	5,000	4,323
Fortune Brands Innovations, Inc.	5.88	06/01/33	5,000	5,256
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.75	09/15/30	5,000	4,224
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	2.00	09/16/31	5,000	4,189
Martin Marietta Materials, Inc.	2.40	07/15/31	5,000	4,281
Masco Corp.	2.00	02/15/31	10,000	8,437
Owens Corning	5.70	06/15/34	5,000	5,147
Trane Technologies Financing Ltd.	5.10	06/13/34	10,000	10,121
Trane Technologies Financing Ltd.	5.25	03/03/33	5,000	5,108
Vulcan Materials Co.	3.50	06/01/30	5,000	4,658
				98,769
CHEMICALS – 1.5%
Albemarle Corp.	5.05	06/01/32	5,000	4,868
Celanese US Holdings LLC	6.38	07/15/32	5,000	5,189
Celanese US Holdings LLC	6.55	11/15/30	10,000	10,485
Celanese US Holdings LLC	6.70	11/15/33	15,000	15,950
CF Industries, Inc.	5.15	03/15/34	5,000	4,907
Dow Chemical Co.	2.10	11/15/30	10,000	8,578
Dow Chemical Co.	5.15	02/15/34	5,000	4,977
Dow Chemical Co.	6.30	03/15/33	5,000	5,395
Dow Chemical Co.	7.38	11/01/29	5,000	5,537

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 1.5% (Continued)
Eastman Chemical Co.	5.63	02/20/34	$5,000	$5,052
Eastman Chemical Co.	5.75	03/08/33	10,000	10,262
FMC Corp.	5.65	05/18/33	5,000	5,037
LYB International Finance III LLC	5.50	03/01/34	5,000	5,026
LYB International Finance III LLC	5.63	05/15/33	5,000	5,136
Nutrien Ltd.	5.40	06/21/34	5,000	5,031
Sherwin-Williams Co.	2.20	03/15/32	15,000	12,551
				113,981
COMMERCIAL SERVICES – 1.0%
Block Financial LLC	3.88	08/15/30	5,000	4,675
Equifax, Inc.	2.35	09/15/31	10,000	8,423
Global Payments, Inc.	2.90	05/15/30	10,000	8,939
Global Payments, Inc.	2.90	11/15/31	10,000	8,643
Global Payments, Inc.	5.40	08/15/32	5,000	5,031
GXO Logistics, Inc.	6.50	05/06/34	5,000	5,200
Moody’s Corp.	4.25	08/08/32	5,000	4,786
Quanta Services, Inc.	2.90	10/01/30	10,000	8,999
Quanta Services, Inc.	5.25	08/09/34	5,000	4,964
RELX Capital, Inc.	3.00	05/22/30	5,000	4,571
Triton Container International Ltd./TAL International Container Corp.	3.25	03/15/32	5,000	4,248
Verisk Analytics, Inc.	5.25	06/05/34	10,000	10,038
				78,517
COMPUTERS – 1.8%
Amdocs Ltd.	2.54	06/15/30	10,000	8,744
Booz Allen Hamilton, Inc.	5.95	08/04/33	5,000	5,256
Dell International LLC/EMC Corp.	5.30	10/01/29	5,000	5,083
Dell International LLC/EMC Corp.	5.40	04/15/34	15,000	15,186
Dell International LLC/EMC Corp.	5.75	02/01/33	5,000	5,205
Dell International LLC/EMC Corp.	6.20	07/15/30	5,000	5,301
Hewlett Packard Enterprise Co.	4.85	10/15/31	10,000	9,806
Hewlett Packard Enterprise Co.	5.00	10/15/34	15,000	14,556
HP, Inc.	2.65	06/17/31	10,000	8,637
HP, Inc.	4.20	04/15/32	10,000	9,461
HP, Inc.	5.50	01/15/33	10,000	10,223
Kyndryl Holdings, Inc.	6.35	02/20/34	10,000	10,362
Leidos, Inc.	2.30	02/15/31	10,000	8,527
Leidos, Inc.	4.38	05/15/30	10,000	9,646
Leidos, Inc.	5.75	03/15/33	5,000	5,175
NetApp, Inc.	2.70	06/22/30	5,000	4,433
Western Digital Corp.	3.10	02/01/32	5,000	4,182
				139,783
COSMETICS/PERSONAL CARE – 0.2%
Haleon US Capital LLC	3.63	03/24/32	20,000	18,326

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	6.25	06/15/33	$5,000	$5,165

DIVERSIFIED FINANCIAL SERVICES – 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	01/30/32	30,000	26,393
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.40	10/29/33	15,000	12,877
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.95	09/10/34	5,000	4,815
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.30	01/19/34	10,000	9,937
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.15	09/30/30	5,000	5,250
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.95	03/10/55	5,000	5,154
Air Lease Corp.	2.88	01/15/32	5,000	4,292
Air Lease Corp.	3.13	12/01/30	10,000	8,952
Air Lease Corp.	5.20	07/15/31	10,000	9,967
Ally Financial, Inc.	6.18	07/26/35	5,000	4,996
Ally Financial, Inc.	8.00	11/01/31	10,000	11,155
Ally Financial, Inc.	8.00	11/01/31	15,000	16,695
Blue Owl Finance LLC	6.25	04/18/34	5,000	5,145
Capital One Financial Corp.	2.36	07/29/32	10,000	8,075
Capital One Financial Corp.	2.62	11/02/32	5,000	4,181
Capital One Financial Corp.	5.27	05/10/33	10,000	9,859
Capital One Financial Corp.	5.82	02/01/34	15,000	15,221
Capital One Financial Corp.	5.88	07/26/35	10,000	10,163
Capital One Financial Corp.	6.05	02/01/35	5,000	5,147
Capital One Financial Corp.	6.38	06/08/34	10,000	10,496
Capital One Financial Corp.	7.62	10/30/31	15,000	16,674
CI Financial Corp.	3.20	12/17/30	10,000	8,476
Discover Financial Services	6.70	11/29/32	10,000	10,764
Discover Financial Services	7.96	11/02/34	5,000	5,744
Jefferies Financial Group, Inc.	2.63	10/15/31	15,000	12,715
Jefferies Financial Group, Inc.	4.15	01/23/30	5,000	4,783
Jefferies Financial Group, Inc.	6.20	04/14/34	15,000	15,641
Nasdaq, Inc.	1.65	01/15/31	10,000	8,323
Nasdaq, Inc.	5.55	02/15/34	10,000	10,225
Nomura Holdings, Inc.	2.61	07/14/31	10,000	8,507
Nomura Holdings, Inc.	2.68	07/16/30	5,000	4,379
Nomura Holdings, Inc.	3.00	01/22/32	5,000	4,302
Nomura Holdings, Inc.	3.10	01/16/30	10,000	9,064
Nomura Holdings, Inc.	5.78	07/03/34	5,000	5,103
Nomura Holdings, Inc.	6.09	07/12/33	10,000	10,526
Nomura Holdings, Inc.	6.18	01/18/33	10,000	10,534
Synchrony Financial	2.88	10/28/31	10,000	8,349
TPG Operating Group II LP	5.88	03/05/34	5,000	5,179
				348,058
ELECTRIC – 6.6%
AEP Texas, Inc.	2.10	07/01/30	10,000	8,621
AEP Texas, Inc.	4.70	05/15/32	10,000	9,756
AES Corp.	2.45	01/15/31	5,000	4,211

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 6.6% (Continued)
Ameren Corp.	3.50	01/15/31	$5,000	$4,618
American Electric Power Co., Inc.	5.63	03/01/33	10,000	10,219
Arizona Public Service Co.	5.55	08/01/33	5,000	5,079
Constellation Energy Generation LLC	5.80	03/01/33	5,000	5,194
Dominion Energy, Inc.	2.25	08/15/31	5,000	4,215
Dominion Energy, Inc.	3.38	04/01/30	10,000	9,261
Dominion Energy, Inc.	5.25	08/01/33	20,000	20,009
Dominion Energy, Inc.	5.38	11/15/32	5,000	5,089
Dominion Energy, Inc.	6.88	02/01/55	5,000	5,229
Dominion Energy, Inc.	7.00	06/01/54	5,000	5,332
DTE Energy Co.	5.85	06/01/34	5,000	5,196
Duke Energy Corp.	2.45	06/01/30	5,000	4,394
Duke Energy Corp.	2.55	06/15/31	5,000	4,301
Duke Energy Corp.	4.50	08/15/32	10,000	9,610
Duke Energy Corp.	5.45	06/15/34	5,000	5,059
Duke Energy Corp.	5.75	09/15/33	10,000	10,384
Edison International	6.95	11/15/29	5,000	5,408
Entergy Corp.	2.80	06/15/30	10,000	8,957
Entergy Corp.	7.13	12/01/54	10,000	10,251
Eversource Energy	3.38	03/01/32	10,000	8,891
Eversource Energy	5.13	05/15/33	10,000	9,867
Eversource Energy	5.50	01/01/34	5,000	5,045
Eversource Energy	5.85	04/15/31	5,000	5,182
Eversource Energy	5.95	07/15/34	5,000	5,198
Exelon Corp.	4.05	04/15/30	10,000	9,594
Exelon Corp.	5.30	03/15/33	10,000	10,146
Exelon Corp.	5.45	03/15/34	10,000	10,180
FirstEnergy Corp.	2.65	03/01/30	10,000	8,910
National Grid PLC	5.42	01/11/34	5,000	5,058
National Grid PLC	5.81	06/12/33	5,000	5,187
NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	20,000	17,438
NextEra Energy Capital Holdings, Inc.	2.44	01/15/32	10,000	8,442
NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	5,000	4,554
NextEra Energy Capital Holdings, Inc.	5.00	07/15/32	5,000	4,991
NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	10,000	9,944
NextEra Energy Capital Holdings, Inc.	5.25	03/15/34	10,000	10,054
NextEra Energy Capital Holdings, Inc.	6.75	06/15/54	10,000	10,509
Pacific Gas & Electric Co.	2.50	02/01/31	20,000	17,161
Pacific Gas & Electric Co.	3.25	06/01/31	10,000	8,926
Pacific Gas & Electric Co.	4.55	07/01/30	25,000	24,280
Pacific Gas & Electric Co.	5.80	05/15/34	10,000	10,279
Pacific Gas & Electric Co.	6.15	01/15/33	5,000	5,234
Pacific Gas & Electric Co.	6.40	06/15/33	10,000	10,663
Pacific Gas & Electric Co.	6.95	03/15/34	5,000	5,553
Progress Energy, Inc.	7.75	03/01/31	10,000	11,439
Public Service Enterprise Group, Inc.	2.45	11/15/31	20,000	17,052
Sempra	5.50	08/01/33	5,000	5,105
Sempra	6.40	10/01/54	10,000	9,967

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 6.6% (Continued)
Southern Co.	3.70	04/30/30	$10,000	$9,434
Southern Co.	5.20	06/15/33	10,000	10,059
Southern Co.	5.70	03/15/34	10,000	10,408
Wisconsin Power & Light Co.	3.95	09/01/32	10,000	9,382
Xcel Energy, Inc.	3.40	06/01/30	10,000	9,228
Xcel Energy, Inc.	4.60	06/01/32	10,000	9,598
Xcel Energy, Inc.	5.45	08/15/33	5,000	5,049
Xcel Energy, Inc.	5.50	03/15/34	5,000	5,046
				503,446
ELECTRONICS – 0.9%
Allegion US Holding Co., Inc.	5.41	07/01/32	5,000	5,069
Amphenol Corp.	2.20	09/15/31	5,000	4,212
Amphenol Corp.	2.80	02/15/30	5,000	4,529
Amphenol Corp.	5.25	04/05/34	10,000	10,145
Arrow Electronics, Inc.	5.88	04/10/34	5,000	5,067
Flex Ltd.	4.88	05/12/30	10,000	9,789
Jabil, Inc.	3.00	01/15/31	10,000	8,819
TD SYNNEX Corp.	6.10	04/12/34	10,000	10,345
Trimble, Inc.	6.10	03/15/33	5,000	5,270
Vontier Corp.	2.95	04/01/31	5,000	4,309
				67,554
ENTERTAINMENT – 0.6%
Warnermedia Holdings, Inc.	4.28	03/15/32	50,000	43,884

ENVIRONMENTAL CONTROL – 0.9%
Republic Services, Inc.	1.45	02/15/31	10,000	8,187
Republic Services, Inc.	1.75	02/15/32	10,000	8,102
Republic Services, Inc.	2.30	03/01/30	5,000	4,429
Republic Services, Inc.	2.38	03/15/33	5,000	4,106
Republic Services, Inc.	5.00	12/15/33	5,000	4,999
Republic Services, Inc.	5.00	04/01/34	5,000	4,980
Veralto Corp.	5.45	09/18/33	5,000	5,076
Waste Connections, Inc.	2.20	01/15/32	10,000	8,349
Waste Connections, Inc.	3.20	06/01/32	10,000	8,882
Waste Connections, Inc.	4.20	01/15/33	5,000	4,711
Waste Connections, Inc.	5.00	03/01/34	5,000	4,965
				66,786
FOOD – 3.1%
Campbell Soup Co.	5.40	03/21/34	15,000	15,174
General Mills, Inc.	2.88	04/15/30	5,000	4,521
General Mills, Inc.	4.95	03/29/33	10,000	9,938
Ingredion, Inc.	2.90	06/01/30	5,000	4,512
J M Smucker Co.	2.13	03/15/32	15,000	12,319
J M Smucker Co.	6.20	11/15/33	5,000	5,341
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	05/15/32	10,000	8,426
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.63	01/15/32	10,000	8,834
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.50	01/15/30	10,000	9,979

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.1% (Continued)
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.75	04/01/33	$18,000	$18,188
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl(1)	6.75	03/15/34	10,000	10,746
Kellanova	7.45	04/01/31	5,000	5,656
Kraft Heinz Foods Co.	3.75	04/01/30	5,000	4,759
Kroger Co.	2.20	05/01/30	5,000	4,355
Kroger Co.	4.90	09/15/31	15,000	14,970
Kroger Co.	5.00	09/15/34	15,000	14,755
McCormick & Co., Inc./MD	1.85	02/15/31	5,000	4,183
McCormick & Co., Inc./MD	4.95	04/15/33	10,000	9,938
Mondelez International, Inc.	1.88	10/15/32	10,000	8,125
Mondelez International, Inc.	2.75	04/13/30	5,000	4,519
Mondelez International, Inc.	3.00	03/17/32	10,000	8,848
Pilgrim’s Pride Corp.	3.50	03/01/32	10,000	8,763
Pilgrim’s Pride Corp.	4.25	04/15/31	10,000	9,298
Pilgrim’s Pride Corp.	6.25	07/01/33	10,000	10,377
Sysco Corp.	2.40	02/15/30	5,000	4,420
Sysco Corp.	5.95	04/01/30	10,000	10,483
Tyson Foods, Inc.	5.70	03/15/34	5,000	5,105
				236,532
FOREST PRODUCTS & PAPER – 0.4%
Suzano Austria GmbH	3.13	01/15/32	5,000	4,204
Suzano Austria GmbH	3.75	01/15/31	15,000	13,385
Suzano Austria GmbH	5.00	01/15/30	10,000	9,724
				27,313
GAS – 0.6%
National Fuel Gas Co.	2.95	03/01/31	5,000	4,334
NiSource, Inc.	1.70	02/15/31	10,000	8,259
NiSource, Inc.	3.60	05/01/30	5,000	4,681
NiSource, Inc.	5.35	04/01/34	5,000	5,023
NiSource, Inc.	6.95	11/30/54	5,000	5,146
Southern Co. Gas Capital Corp.	5.75	09/15/33	10,000	10,415
Southwest Gas Corp.	4.05	03/15/32	5,000	4,646
				42,504
HAND/MACHINE TOOLS – 0.3%
Regal Rexnord Corp.	6.30	02/15/30	10,000	10,357
Regal Rexnord Corp.	6.40	04/15/33	5,000	5,216
Stanley Black & Decker, Inc.	2.30	03/15/30	5,000	4,371
Stanley Black & Decker, Inc.	3.00	05/15/32	5,000	4,369
				24,313
HEALTHCARE-PRODUCTS – 1.6%
Agilent Technologies, Inc.	2.10	06/04/30	5,000	4,313
Agilent Technologies, Inc.	2.30	03/12/31	5,000	4,291
Baxter International, Inc.	1.73	04/01/31	5,000	4,105
Baxter International, Inc.	2.54	02/01/32	10,000	8,415
Boston Scientific Corp.	2.65	06/01/30	10,000	8,970
DENTSPLY SIRONA, Inc.	3.25	06/01/30	5,000	4,475
GE HealthCare Technologies, Inc.	5.86	03/15/30	15,000	15,676

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 1.6% (Continued)
GE HealthCare Technologies, Inc.	5.91	11/22/32	$10,000	$10,565
Revvity, Inc.	2.25	09/15/31	5,000	4,155
Smith & Nephew PLC	2.03	10/14/30	15,000	12,655
Smith & Nephew PLC	5.40	03/20/34	5,000	5,023
Solventum Corp.(1)	5.45	03/13/31	10,000	10,084
Solventum Corp.(1)	5.60	03/23/34	15,000	15,125
STERIS Irish FinCo UnLtd. Co.	2.70	03/15/31	5,000	4,341
Stryker Corp.	1.95	06/15/30	5,000	4,302
Zimmer Biomet Holdings, Inc.	2.60	11/24/31	5,000	4,292
				120,787
HEALTHCARE-SERVICES – 4.4%
Centene Corp.	2.50	03/01/31	15,000	12,553
Centene Corp.	2.63	08/01/31	10,000	8,322
Centene Corp.	3.00	10/15/30	20,000	17,347
Centene Corp.	3.38	02/15/30	20,000	17,931
Centene Corp.	4.63	12/15/29	30,000	28,698
Cigna Group	2.38	03/15/31	10,000	8,550
Cigna Group	2.40	03/15/30	15,000	13,219
Cigna Group	5.25	02/15/34	15,000	14,960
Cigna Group	5.40	03/15/33	10,000	10,126
Elevance Health, Inc.	2.25	05/15/30	5,000	4,358
Elevance Health, Inc.	2.55	03/15/31	5,000	4,337
Elevance Health, Inc.	4.10	05/15/32	10,000	9,391
Elevance Health, Inc.	4.75	02/15/33	10,000	9,715
Elevance Health, Inc.	5.38	06/15/34	5,000	5,051
Elevance Health, Inc.	5.50	10/15/32	10,000	10,235
HCA, Inc.	2.38	07/15/31	10,000	8,414
HCA, Inc.	3.50	09/01/30	20,000	18,351
HCA, Inc.	3.63	03/15/32	20,000	17,992
HCA, Inc.	5.45	04/01/31	10,000	10,113
HCA, Inc.	5.45	09/15/34	10,000	9,934
HCA, Inc.	5.50	06/01/33	10,000	10,046
HCA, Inc.	5.60	04/01/34	10,000	10,082
Humana, Inc.	2.15	02/03/32	5,000	4,040
Humana, Inc.	4.88	04/01/30	5,000	4,928
Humana, Inc.	5.38	04/15/31	10,000	10,017
Humana, Inc.	5.88	03/01/33	10,000	10,200
Humana, Inc.	5.95	03/15/34	5,000	5,135
Icon Investments Six DAC	6.00	05/08/34	5,000	5,123
Laboratory Corp. of America Holdings	2.70	06/01/31	10,000	8,701
Laboratory Corp. of America Holdings	2.95	12/01/29	5,000	4,551
Quest Diagnostics, Inc.	2.80	06/30/31	10,000	8,778
Quest Diagnostics, Inc.	2.95	06/30/30	5,000	4,519
Quest Diagnostics, Inc.	6.40	11/30/33	5,000	5,433
Universal Health Services, Inc.	2.65	10/15/30	5,000	4,323
				335,473

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 0.1%
NVR, Inc.	3.00	05/15/30	$5,000	$4,531

HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	2.25	02/15/32	5,000	4,141
Clorox Co.	4.60	05/01/32	10,000	9,859
				14,000
INSURANCE – 3.3%
Allstate Corp.	1.45	12/15/30	5,000	4,081
Allstate Corp.	5.25	03/30/33	5,000	5,042
American International Group, Inc.	5.13	03/27/33	5,000	5,002
Aon Corp.	2.80	05/15/30	15,000	13,452
Aon Corp./Aon Global Holdings PLC	5.35	02/28/33	5,000	5,066
Aon North America, Inc.	5.30	03/01/31	10,000	10,186
Aon North America, Inc.	5.45	03/01/34	10,000	10,165
Assured Guaranty US Holdings, Inc.	3.15	06/15/31	5,000	4,446
Athene Holding Ltd.	5.88	01/15/34	5,000	5,094
Athene Holding Ltd.	6.15	04/03/30	5,000	5,237
Athene Holding Ltd.	6.63	10/15/54	5,000	4,929
Brighthouse Financial, Inc.	5.63	05/15/30	5,000	5,114
Brown & Brown, Inc.	2.38	03/15/31	5,000	4,247
Brown & Brown, Inc.	4.20	03/17/32	10,000	9,319
Brown & Brown, Inc.	5.65	06/11/34	5,000	5,084
CNA Financial Corp.	5.50	06/15/33	10,000	10,174
CNO Financial Group, Inc.	6.45	06/15/34	5,000	5,152
Corebridge Financial, Inc.	3.90	04/05/32	15,000	13,727
Corebridge Financial, Inc.	6.38	09/15/54	10,000	9,987
Enstar Group Ltd.	3.10	09/01/31	10,000	8,464
Fairfax Financial Holdings Ltd.	4.63	04/29/30	5,000	4,893
Fairfax Financial Holdings Ltd.	5.63	08/16/32	10,000	10,157
Fairfax Financial Holdings Ltd.	6.00	12/07/33	10,000	10,267
Fidelity National Financial, Inc.	2.45	03/15/31	5,000	4,272
Fidelity National Financial, Inc.	3.40	06/15/30	5,000	4,539
First American Financial Corp.	2.40	08/15/31	5,000	4,092
Lincoln National Corp.	3.40	01/15/31	5,000	4,529
Primerica, Inc.	2.80	11/19/31	10,000	8,513
Prudential Financial, Inc.	3.70	10/01/50	5,000	4,543
Prudential Financial, Inc.	5.13	03/01/52	10,000	9,694
Prudential Financial, Inc.	6.00	09/01/52	10,000	10,164
Prudential Financial, Inc.	6.50	03/15/54	5,000	5,226
Prudential Financial, Inc.	6.75	03/01/53	10,000	10,650
Reinsurance Group of America, Inc.	3.15	06/15/30	5,000	4,546
Willis North America, Inc.	5.35	05/15/33	10,000	10,049
				250,102
INTERNET – 0.7%
eBay, Inc.	2.70	03/11/30	10,000	9,000
Expedia Group, Inc.	3.25	02/15/30	15,000	13,875
Uber Technologies, Inc.	4.30	01/15/30	10,000	9,731

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.7% (Continued)
Uber Technologies, Inc.	4.80	09/15/34	$10,000	$9,693
VeriSign, Inc.	2.70	06/15/31	5,000	4,285
Weibo Corp.	3.38	07/08/30	5,000	4,491
				51,075
INVESTMENT COMPANIES – 0.4%
Apollo Debt Solutions BDC(1)	6.70	07/29/31	5,000	5,069
Ares Capital Corp.	3.20	11/15/31	10,000	8,507
Blackstone Private Credit Fund(1)	6.25	01/25/31	5,000	5,057
Blue Owl Credit Income Corp.(1)	5.80	03/15/30	5,000	4,860
Blue Owl Credit Income Corp.	6.65	03/15/31	5,000	5,038
HA Sustainable Infrastructure Capital, Inc.(1)	6.38	07/01/34	5,000	4,977
				33,508
IRON/STEEL – 0.7%
ArcelorMittal SA	6.00	06/17/34	10,000	10,274
ArcelorMittal SA	6.80	11/29/32	5,000	5,429
Steel Dynamics, Inc.	3.45	04/15/30	5,000	4,647
Vale Overseas Ltd.	3.75	07/08/30	10,000	9,320
Vale Overseas Ltd.	6.13	06/12/33	20,000	20,522
Vale Overseas Ltd.	8.25	01/17/34	5,000	6,041
				56,233
LEISURE TIME – 0.1%
Brunswick Corp./DE	2.40	08/18/31	5,000	4,118

LODGING – 0.7%
Choice Hotels International, Inc.	5.85	08/01/34	5,000	5,027
Las Vegas Sands Corp.	6.20	08/15/34	5,000	5,095
Marriott International, Inc./MD	2.85	04/15/31	10,000	8,795
Marriott International, Inc./MD	3.50	10/15/32	15,000	13,348
Marriott International, Inc./MD	4.63	06/15/30	10,000	9,871
Marriott International, Inc./MD	5.30	05/15/34	5,000	5,005
Sands China Ltd.	3.25	08/08/31	5,000	4,333
Sands China Ltd.	4.38	06/18/30	5,000	4,713
				56,187
MACHINERY-DIVERSIFIED – 0.8%
AGCO Corp.	5.80	03/21/34	5,000	5,094
Flowserve Corp.	2.80	01/15/32	5,000	4,248
IDEX Corp.	2.63	06/15/31	5,000	4,329
Ingersoll Rand, Inc.	5.45	06/15/34	10,000	10,207
Ingersoll Rand, Inc.	5.70	08/14/33	10,000	10,388
Nordson Corp.	5.80	09/15/33	5,000	5,239
nVent Finance Sarl	5.65	05/15/33	5,000	5,105
Otis Worldwide Corp.	2.57	02/15/30	10,000	8,919
Westinghouse Air Brake Technologies Corp.	5.61	03/11/34	5,000	5,143
				58,672

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	$10,000	$7,900
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	15,000	12,620
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	04/01/33	15,000	13,409
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55	06/01/34	15,000	15,278
Discovery Communications LLC	3.63	05/15/30	5,000	4,431
Fox Corp.	3.50	04/08/30	5,000	4,653
Fox Corp.	6.50	10/13/33	15,000	15,979
Paramount Global	4.20	05/19/32	5,000	4,356
Paramount Global	4.95	01/15/31	10,000	9,291
Paramount Global	7.88	07/30/30	10,000	10,776
Time Warner Cable Enterprises LLC	8.38	07/15/33	5,000	5,619
				104,312
MINING – 0.4%
AngloGold Ashanti Holdings PLC	3.75	10/01/30	5,000	4,546
Freeport-McMoRan, Inc.	4.63	08/01/30	5,000	4,880
Newmont Corp.	2.25	10/01/30	10,000	8,728
Newmont Corp.	2.60	07/15/32	5,000	4,285
Newmont Corp./Newcrest Finance Pty Ltd.	3.25	05/13/30	5,000	4,634
Newmont Corp./Newcrest Finance Pty Ltd.	5.35	03/15/34	5,000	5,093
				32,166
MISCELLANEOUS MANUFACTURER – 0.2%
Carlisle Cos, Inc.	2.75	03/01/30	10,000	8,999
Teledyne Technologies, Inc.	2.75	04/01/31	5,000	4,421
Textron, Inc.	2.45	03/15/31	5,000	4,266
				17,686
OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	3.57	12/01/31	5,000	4,488
CDW LLC/CDW Finance Corp.	5.55	08/22/34	10,000	9,947
				14,435
OIL & GAS – 3.0%
Cenovus Energy, Inc.	2.65	01/15/32	5,000	4,201
Coterra Energy, Inc.	5.60	03/15/34	5,000	4,999
Devon Energy Corp.	4.50	01/15/30	5,000	4,841
Devon Energy Corp.	5.20	09/15/34	10,000	9,625
Devon Energy Corp.	7.88	09/30/31	5,000	5,694
Diamondback Energy, Inc.	3.13	03/24/31	10,000	8,911
Diamondback Energy, Inc.	3.50	12/01/29	5,000	4,670
Diamondback Energy, Inc.	5.15	01/30/30	5,000	5,030
Diamondback Energy, Inc.	5.40	04/18/34	10,000	9,983
Diamondback Energy, Inc.	6.25	03/15/33	15,000	15,814
EQT Corp.	7.00	02/01/30	10,000	10,699
Expand Energy Corp.	4.75	02/01/32	15,000	14,105
Hess Corp.	7.13	03/15/33	5,000	5,607

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.0% (Continued)
Hess Corp.	7.30	08/15/31	$5,000	$5,602
Marathon Oil Corp.	5.70	04/01/34	5,000	5,186
Marathon Oil Corp.	6.80	03/15/32	5,000	5,501
Occidental Petroleum Corp.	5.38	01/01/32	10,000	9,874
Occidental Petroleum Corp.	6.13	01/01/31	5,000	5,154
Occidental Petroleum Corp.	6.63	09/01/30	15,000	15,767
Occidental Petroleum Corp.	7.50	05/01/31	10,000	11,070
Occidental Petroleum Corp.	8.88	07/15/30	10,000	11,500
Ovintiv, Inc.	6.25	07/15/33	10,000	10,322
Phillips 66	2.15	12/15/30	5,000	4,274
Phillips 66 Co.	3.15	12/15/29	10,000	9,220
Phillips 66 Co.	5.25	06/15/31	5,000	5,046
Phillips 66 Co.	5.30	06/30/33	10,000	10,033
Valero Energy Corp.	7.50	04/15/32	5,000	5,668
Woodside Finance Ltd.	5.10	09/12/34	10,000	9,689
				228,085
OIL & GAS SERVICES – 0.1%
Halliburton Co.	2.92	03/01/30	5,000	4,534
NOV, Inc.	3.60	12/01/29	5,000	4,667
				9,201
PACKAGING & CONTAINERS – 0.7%
Amcor Finance USA, Inc.	5.63	05/26/33	5,000	5,123
Amcor Flexibles North America, Inc.	2.69	05/25/31	10,000	8,662
Berry Global, Inc.(1)	5.65	01/15/34	10,000	10,002
Smurfit Kappa Treasury ULC(1)	5.20	01/15/30	10,000	10,100
Smurfit Kappa Treasury ULC(1)	5.44	04/03/34	10,000	10,060
Sonoco Products Co.	2.85	02/01/32	10,000	8,560
WRKCo, Inc.	3.00	06/15/33	5,000	4,246
				56,753
PHARMACEUTICALS – 2.5%
Becton Dickinson & Co.	1.96	02/11/31	10,000	8,401
Becton Dickinson & Co.	2.82	05/20/30	5,000	4,499
Becton Dickinson & Co.	5.11	02/08/34	10,000	9,969
Cardinal Health, Inc.	5.45	02/15/34	5,000	5,091
Cencora, Inc.	2.70	03/15/31	5,000	4,377
Cencora, Inc.	2.80	05/15/30	5,000	4,496
Cencora, Inc.	5.13	02/15/34	10,000	9,947
CVS Health Corp.	1.75	08/21/30	10,000	8,249
CVS Health Corp.	1.88	02/28/31	15,000	12,201
CVS Health Corp.	2.13	09/15/31	10,000	8,115
CVS Health Corp.	3.75	04/01/30	10,000	9,281
CVS Health Corp.	5.13	02/21/30	15,000	14,904
CVS Health Corp.	5.25	01/30/31	10,000	9,933
CVS Health Corp.	5.25	02/21/33	15,000	14,737
CVS Health Corp.	5.30	06/01/33	10,000	9,819
CVS Health Corp.	5.70	06/01/34	10,000	10,050
Takeda Pharmaceutical Co. Ltd.	2.05	03/31/30	25,000	21,751

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 2.5% (Continued)
Takeda Pharmaceutical Co. Ltd.	5.30	07/05/34	$5,000	$5,070
Viatris, Inc.	2.70	06/22/30	10,000	8,684
Zoetis, Inc.	2.00	05/15/30	10,000	8,638
Zoetis, Inc.	5.60	11/16/32	5,000	5,197
				193,409
PIPELINES – 6.6%
Boardwalk Pipelines LP	3.60	09/01/32	5,000	4,418
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	5,000	4,710
Cheniere Energy Partners LP	3.25	01/31/32	10,000	8,708
Cheniere Energy Partners LP	4.00	03/01/31	15,000	13,880
Cheniere Energy Partners LP(1)	5.75	08/15/34	10,000	10,116
Cheniere Energy Partners LP	5.95	06/30/33	10,000	10,290
Cheniere Energy, Inc.	5.65	04/15/34	15,000	15,089
Enbridge, Inc.	2.50	08/01/33	5,000	4,068
Enbridge, Inc.	5.63	04/05/34	15,000	15,244
Enbridge, Inc.	5.70	03/08/33	10,000	10,257
Enbridge, Inc.	6.20	11/15/30	15,000	15,925
Enbridge, Inc.	7.20	06/27/54	5,000	5,181
Enbridge, Inc.	7.38	03/15/55	15,000	15,468
Energy Transfer LP	3.75	05/15/30	15,000	14,003
Energy Transfer LP	5.55	05/15/34	15,000	15,072
Energy Transfer LP	5.75	02/15/33	10,000	10,213
Energy Transfer LP	6.40	12/01/30	10,000	10,616
Energy Transfer LP	6.55	12/01/33	15,000	16,103
Kinder Morgan, Inc.	2.00	02/15/31	10,000	8,424
Kinder Morgan, Inc.	4.80	02/01/33	20,000	19,257
Kinder Morgan, Inc.	5.20	06/01/33	10,000	9,846
Kinder Morgan, Inc.	5.40	02/01/34	5,000	4,986
Kinder Morgan, Inc.	7.75	01/15/32	5,000	5,729
Kinder Morgan, Inc.	7.80	08/01/31	5,000	5,713
MPLX LP	2.65	08/15/30	10,000	8,801
MPLX LP	4.95	09/01/32	10,000	9,757
MPLX LP	5.00	03/01/33	5,000	4,862
MPLX LP	5.50	06/01/34	20,000	19,958
ONEOK, Inc.	3.10	03/15/30	10,000	9,100
ONEOK, Inc.	4.75	10/15/31	15,000	14,664
ONEOK, Inc.	6.05	09/01/33	10,000	10,405
ONEOK, Inc.	6.10	11/15/32	5,000	5,255
ONEOK, Inc.	6.35	01/15/31	10,000	10,607
Plains All American Pipeline LP/PAA Finance Corp.	3.55	12/15/29	10,000	9,320
Sabine Pass Liquefaction LLC	4.50	05/15/30	15,000	14,595
Targa Resources Corp.	6.13	03/15/33	5,000	5,227
Targa Resources Corp.	6.50	03/30/34	10,000	10,735
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.00	01/15/32	15,000	13,753
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.88	02/01/31	10,000	9,720

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.6% (Continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50	03/01/30	$10,000	$10,024
TransCanada PipeLines Ltd.	4.10	04/15/30	5,000	4,785
TransCanada PipeLines Ltd.	4.63	03/01/34	15,000	14,198
Transcontinental Gas Pipe Line Co. LLC	3.25	05/15/30	10,000	9,140
Western Midstream Operating LP	4.05	02/01/30	10,000	9,401
Western Midstream Operating LP	6.15	04/01/33	10,000	10,341
Williams Cos, Inc.	2.60	03/15/31	10,000	8,662
Williams Cos, Inc.	3.50	11/15/30	5,000	4,609
Williams Cos, Inc.	4.65	08/15/32	10,000	9,661
Williams Cos, Inc.	5.15	03/15/34	5,000	4,924
Williams Cos, Inc.	5.65	03/15/33	10,000	10,248
				506,068
REAL ESTATE – 0.1%
CBRE Services, Inc.	2.50	04/01/31	5,000	4,294
CBRE Services, Inc.	5.95	08/15/34	5,000	5,236
				9,530
REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.7%
Alexandria Real Estate Equities, Inc.	1.88	02/01/33	10,000	7,782
Alexandria Real Estate Equities, Inc.	2.00	05/18/32	5,000	4,030
Alexandria Real Estate Equities, Inc.	2.95	03/15/34	5,000	4,185
Alexandria Real Estate Equities, Inc.	3.38	08/15/31	10,000	9,074
Alexandria Real Estate Equities, Inc.	4.90	12/15/30	5,000	4,967
American Assets Trust LP	3.38	02/01/31	5,000	4,334
American Homes 4 Rent LP	3.63	04/15/32	10,000	9,035
American Homes 4 Rent LP	5.50	02/01/34	5,000	5,029
American Tower Corp.	1.88	10/15/30	10,000	8,406
American Tower Corp.	2.10	06/15/30	5,000	4,297
American Tower Corp.	2.90	01/15/30	10,000	9,056
American Tower Corp.	5.45	02/15/34	5,000	5,064
American Tower Corp.	5.55	07/15/33	10,000	10,189
American Tower Corp.	5.65	03/15/33	15,000	15,376
American Tower Corp.	5.90	11/15/33	5,000	5,214
Boston Properties LP	2.45	10/01/33	10,000	7,779
Boston Properties LP	2.55	04/01/32	10,000	8,156
Boston Properties LP	3.25	01/30/31	10,000	8,814
Boston Properties LP	6.50	01/15/34	10,000	10,585
Brixmor Operating Partnership LP	2.50	08/16/31	10,000	8,465
Brixmor Operating Partnership LP	4.05	07/01/30	5,000	4,737
COPT Defense Properties LP	2.75	04/15/31	5,000	4,275
Crown Castle, Inc.	2.10	04/01/31	10,000	8,334
Crown Castle, Inc.	2.25	01/15/31	10,000	8,464
Crown Castle, Inc.	2.50	07/15/31	10,000	8,474
Crown Castle, Inc.	3.30	07/01/30	10,000	9,118
Crown Castle, Inc.	5.10	05/01/33	5,000	4,932
Crown Castle, Inc.	5.80	03/01/34	5,000	5,141
Equinix Europe 2 Financing Corp. LLC	5.50	06/15/34	10,000	10,163
Equinix, Inc.	2.15	07/15/30	10,000	8,638

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.7% (Continued)
Equinix, Inc.	2.50	05/15/31	$5,000	$4,311
Equinix, Inc.	3.20	11/18/29	10,000	9,244
Equinix, Inc.	3.90	04/15/32	10,000	9,336
Essex Portfolio LP	3.00	01/15/30	10,000	9,102
Extra Space Storage LP	2.40	10/15/31	5,000	4,186
Extra Space Storage LP	5.90	01/15/31	10,000	10,366
GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	5,000	4,321
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	10,000	9,322
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/31	5,000	4,592
GLP Capital LP/GLP Financing II, Inc.	5.63	09/15/34	5,000	4,941
Healthcare Realty Holdings LP	2.00	03/15/31	5,000	4,108
Healthcare Realty Holdings LP	3.10	02/15/30	10,000	9,010
Healthpeak OP LLC	2.88	01/15/31	10,000	8,928
Healthpeak OP LLC	3.00	01/15/30	5,000	4,566
Healthpeak OP LLC	5.25	12/15/32	10,000	10,077
Host Hotels & Resorts LP	3.50	09/15/30	10,000	9,060
Host Hotels & Resorts LP	5.70	07/01/34	10,000	10,006
Invitation Homes Operating Partnership LP	2.00	08/15/31	5,000	4,099
Invitation Homes Operating Partnership LP	4.15	04/15/32	5,000	4,642
Kimco Realty OP LLC	3.20	04/01/32	5,000	4,427
Kimco Realty OP LLC	4.60	02/01/33	20,000	19,293
NNN REIT, Inc.	5.50	06/15/34	5,000	5,065
Omega Healthcare Investors, Inc.	3.25	04/15/33	5,000	4,204
Omega Healthcare Investors, Inc.	3.38	02/01/31	5,000	4,453
Regency Centers LP	3.70	06/15/30	5,000	4,695
Sabra Health Care LP	3.20	12/01/31	5,000	4,314
Sun Communities Operating LP	2.70	07/15/31	10,000	8,515
UDR, Inc.	3.00	08/15/31	5,000	4,439
UDR, Inc.	3.20	01/15/30	10,000	9,211
Ventas Realty LP	2.50	09/01/31	5,000	4,253
Ventas Realty LP	3.00	01/15/30	10,000	9,069
Ventas Realty LP	4.75	11/15/30	5,000	4,930
VICI Properties LP	4.95	02/15/30	10,000	9,825
VICI Properties LP	5.13	05/15/32	15,000	14,697
Welltower OP LLC	2.80	06/01/31	10,000	8,820
Welltower OP LLC	3.10	01/15/30	10,000	9,191
Welltower OP LLC	3.85	06/15/32	10,000	9,280
Weyerhaeuser Co.	4.00	04/15/30	15,000	14,368
				509,379
RETAIL – 3.1%
AutoNation, Inc.	3.85	03/01/32	5,000	4,492
AutoNation, Inc.	4.75	06/01/30	5,000	4,878
AutoZone, Inc.	4.00	04/15/30	10,000	9,586
AutoZone, Inc.	4.75	08/01/32	10,000	9,759
AutoZone, Inc.	4.75	02/01/33	10,000	9,736
Best Buy Co., Inc.	1.95	10/01/30	10,000	8,504
Darden Restaurants, Inc.	6.30	10/10/33	5,000	5,277
Dick’s Sporting Goods, Inc.	3.15	01/15/32	5,000	4,388

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 3.1% (Continued)
Dollar General Corp.	3.50	04/03/30	$10,000	$9,220
Dollar General Corp.	5.00	11/01/32	10,000	9,648
Dollar General Corp.	5.45	07/05/33	5,000	4,957
Dollar Tree, Inc.	2.65	12/01/31	5,000	4,190
Genuine Parts Co.	2.75	02/01/32	5,000	4,250
Lowe’s Cos, Inc.	1.70	10/15/30	10,000	8,383
Lowe’s Cos, Inc.	2.63	04/01/31	15,000	13,156
Lowe’s Cos, Inc.	3.75	04/01/32	10,000	9,261
Lowe’s Cos, Inc.	4.50	04/15/30	10,000	9,867
Lowe’s Cos, Inc.	5.00	04/15/33	20,000	19,997
Lowe’s Cos, Inc.	5.15	07/01/33	5,000	5,059
McDonald’s Corp.	2.13	03/01/30	10,000	8,763
McDonald’s Corp.	3.60	07/01/30	10,000	9,429
McDonald’s Corp.	4.60	09/09/32	5,000	4,925
McDonald’s Corp.	5.20	05/17/34	5,000	5,105
O’Reilly Automotive, Inc.	4.20	04/01/30	5,000	4,833
O’Reilly Automotive, Inc.	4.70	06/15/32	5,000	4,893
Starbucks Corp.	2.25	03/12/30	10,000	8,819
Starbucks Corp.	2.55	11/15/30	10,000	8,800
Starbucks Corp.	3.00	02/14/32	15,000	13,286
Starbucks Corp.	4.80	02/15/33	5,000	4,971
Tractor Supply Co.	1.75	11/01/30	5,000	4,187
Tractor Supply Co.	5.25	05/15/33	5,000	5,033
				237,652
SEMICONDUCTORS – 4.4%
Broadcom, Inc.(1)	2.45	02/15/31	20,000	17,281
Broadcom, Inc.(1)	2.60	02/15/33	10,000	8,301
Broadcom, Inc.(1)	3.42	04/15/33	20,000	17,654
Broadcom, Inc.(1)	3.47	04/15/34	25,000	21,830
Broadcom, Inc.	4.15	11/15/30	20,000	19,199
Broadcom, Inc.(1)	4.15	04/15/32	10,000	9,444
Broadcom, Inc.	4.30	11/15/32	20,000	19,025
Broadcom, Inc.	4.35	02/15/30	15,000	14,615
Broadcom, Inc.	4.80	10/15/34	15,000	14,504
Broadcom, Inc.	5.15	11/15/31	15,000	15,120
Intel Corp.	2.00	08/12/31	15,000	12,189
Intel Corp.	2.45	11/15/29	15,000	13,198
Intel Corp.	3.90	03/25/30	15,000	14,084
Intel Corp.	4.15	08/05/32	20,000	18,486
Intel Corp.	5.13	02/10/30	10,000	9,983
Intel Corp.	5.20	02/10/33	20,000	19,665
Marvell Technology, Inc.	2.95	04/15/31	5,000	4,418
Marvell Technology, Inc.	5.95	09/15/33	5,000	5,235
Micron Technology, Inc.	2.70	04/15/32	10,000	8,459
Micron Technology, Inc.	4.66	02/15/30	10,000	9,820
Micron Technology, Inc.	5.30	01/15/31	10,000	10,073
Micron Technology, Inc.	5.88	02/09/33	5,000	5,174

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 4.4% (Continued)
Micron Technology, Inc.	5.88	09/15/33	$10,000	$10,363
Micron Technology, Inc.	6.75	11/01/29	5,000	5,367
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.50	05/11/31	10,000	8,558
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	02/15/32	10,000	8,457
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	05/01/30	10,000	9,223
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	01/15/33	5,000	4,925
				334,650
SOFTWARE – 3.6%
Atlassian Corp.	5.50	05/15/34	10,000	10,180
Autodesk, Inc.	2.40	12/15/31	10,000	8,509
Broadridge Financial Solutions, Inc.	2.60	05/01/31	5,000	4,317
Broadridge Financial Solutions, Inc.	2.90	12/01/29	10,000	9,082
Concentrix Corp.	6.85	08/02/33	5,000	5,042
Electronic Arts, Inc.	1.85	02/15/31	5,000	4,195
Fidelity National Information Services, Inc.	5.10	07/15/32	10,000	10,086
Fiserv, Inc.	2.65	06/01/30	10,000	8,895
Fiserv, Inc.	5.15	08/12/34	15,000	14,908
Fiserv, Inc.	5.60	03/02/33	10,000	10,284
Fiserv, Inc.	5.63	08/21/33	15,000	15,434
Oracle Corp.	2.88	03/25/31	25,000	22,165
Oracle Corp.	2.95	04/01/30	25,000	22,702
Oracle Corp.	4.30	07/08/34	10,000	9,339
Oracle Corp.	4.65	05/06/30	10,000	9,927
Oracle Corp.	4.70	09/27/34	10,000	9,627
Oracle Corp.	4.90	02/06/33	10,000	9,872
Oracle Corp.	6.15	11/09/29	15,000	15,867
Oracle Corp.	6.25	11/09/32	25,000	26,841
Roper Technologies, Inc.	1.75	02/15/31	10,000	8,272
Roper Technologies, Inc.	4.90	10/15/34	15,000	14,644
Take-Two Interactive Software, Inc.	4.00	04/14/32	5,000	4,677
VMware LLC	2.20	08/15/31	10,000	8,346
VMware LLC	4.70	05/15/30	5,000	4,915
Workday, Inc.	3.80	04/01/32	10,000	9,237
				277,363
TELECOMMUNICATIONS – 8.3%
AT&T, Inc.	2.25	02/01/32	20,000	16,664
AT&T, Inc.	2.55	12/01/33	35,000	28,502
AT&T, Inc.	2.75	06/01/31	25,000	21,970
AT&T, Inc.	4.30	02/15/30	20,000	19,474
AT&T, Inc.	5.40	02/15/34	20,000	20,326
Bell Telephone Co. of Canada or Bell Canada	2.15	02/15/32	10,000	8,233
Bell Telephone Co. of Canada or Bell Canada	5.10	05/11/33	5,000	4,948
Bell Telephone Co. of Canada or Bell Canada	5.20	02/15/34	5,000	4,980
British Telecommunications PLC	9.63	12/15/30	25,000	30,771
Deutsche Telekom International Finance BV	8.75	06/15/30	25,000	29,428
Deutsche Telekom International Finance BV	9.25	06/01/32	5,000	6,274
Koninklijke KPN NV	8.38	10/01/30	5,000	5,856

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 8.3% (Continued)
Motorola Solutions, Inc.	2.75	05/24/31	$10,000	$8,743
Motorola Solutions, Inc.	5.40	04/15/34	10,000	10,138
Motorola Solutions, Inc.	5.60	06/01/32	10,000	10,317
Orange SA	9.00	03/01/31	20,000	24,190
Rogers Communications, Inc.	3.80	03/15/32	15,000	13,679
Rogers Communications, Inc.	5.30	02/15/34	10,000	9,923
Sprint Capital Corp.	8.75	03/15/32	20,000	24,191
Telefonica Europe BV	8.25	09/15/30	10,000	11,517
TELUS Corp.	3.40	05/13/32	5,000	4,464
T-Mobile USA, Inc.	2.25	11/15/31	10,000	8,397
T-Mobile USA, Inc.	2.55	02/15/31	15,000	13,049
T-Mobile USA, Inc.	2.70	03/15/32	10,000	8,575
T-Mobile USA, Inc.	2.88	02/15/31	10,000	8,862
T-Mobile USA, Inc.	3.50	04/15/31	20,000	18,359
T-Mobile USA, Inc.	3.88	04/15/30	55,000	52,275
T-Mobile USA, Inc.	5.05	07/15/33	20,000	19,919
T-Mobile USA, Inc.	5.15	04/15/34	15,000	14,990
T-Mobile USA, Inc.	5.20	01/15/33	10,000	10,060
T-Mobile USA, Inc.	5.75	01/15/34	10,000	10,426
Verizon Communications, Inc.	1.50	09/18/30	10,000	8,332
Verizon Communications, Inc.	1.68	10/30/30	10,000	8,319
Verizon Communications, Inc.	1.75	01/20/31	20,000	16,591
Verizon Communications, Inc.	2.36	03/15/32	35,000	29,236
Verizon Communications, Inc.	2.55	03/21/31	30,000	26,053
Verizon Communications, Inc.	3.15	03/22/30	10,000	9,187
Verizon Communications, Inc.	4.02	12/03/29	30,000	28,866
Verizon Communications, Inc.	4.50	08/10/33	20,000	19,044
Verizon Communications, Inc.	5.05	05/09/33	10,000	10,015
				635,143
TOYS/GAMES/HOBBIES – 0.2%
Hasbro, Inc.	3.90	11/19/29	10,000	9,428
Hasbro, Inc.	6.05	05/14/34	5,000	5,113
				14,541
TRANSPORTATION – 0.7%
Canadian Pacific Railway Co.	2.05	03/05/30	5,000	4,360
Canadian Pacific Railway Co.	2.45	12/02/31	10,000	8,624
FedEx Corp.	2.40	05/15/31	10,000	8,618
FedEx Corp.	4.25	05/15/30	10,000	9,739
Norfolk Southern Corp.	3.00	03/15/32	10,000	8,838
Norfolk Southern Corp.	5.05	08/01/30	10,000	10,146
Ryder System, Inc.	6.60	12/01/33	5,000	5,436
				55,761
TRUCKING & LEASING – 0.1%
GATX Corp.	4.00	06/30/30	5,000	4,733

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
WATER – 0.3%
American Water Capital Corp.	2.80	05/01/30	$5,000	$4,515
American Water Capital Corp.	4.45	06/01/32	10,000	9,748
American Water Capital Corp.	5.15	03/01/34	5,000	5,039
Essential Utilities, Inc.	5.38	01/15/34	5,000	5,043
				24,345
TOTAL CORPORATE BONDS (Cost - $7,506,755)				7,497,294

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Citibank, New York	4.18	11/01/24	36,071	36,071
TOTAL SHORT-TERM INVESTMENTS (Cost - $36,071)				36,071

TOTAL INVESTMENTS – 98.9% (Cost - $7,542,826)				$7,533,365
OTHER ASSETS LESS LIABILITIES – 1.1%				83,117
NET ASSETS – 100.0%				$7,616,482

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $197,032 and represents 2.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 0.2%
Interpublic Group of Cos, Inc.	3.38	03/01/41	$5,000	$3,738
Interpublic Group of Cos, Inc.	5.40	10/01/48	5,000	4,717
Omnicom Group, Inc.	5.30	11/01/34	5,000	5,018
				13,473
AEROSPACE/DEFENSE – 5.0%
Boeing Co.	3.25	02/01/35	5,000	3,987
Boeing Co.	3.75	02/01/50	10,000	6,951
Boeing Co.	3.90	05/01/49	5,000	3,536
Boeing Co.	3.95	08/01/59	10,000	6,713
Boeing Co.	5.71	05/01/40	25,000	24,071
Boeing Co.	5.81	05/01/50	45,000	42,498
Boeing Co.	5.93	05/01/60	45,000	42,152
Boeing Co.(1)	6.86	05/01/54	15,000	16,114
Boeing Co.	6.88	03/15/39	5,000	5,298
GE Capital International Funding Co. Unlimited Co.	4.42	11/15/35	10,000	9,427
General Electric Co.	5.88	01/14/38	5,000	5,259
General Electric Co.	6.88	01/10/39	10,000	11,530
Howmet Aerospace, Inc.	5.95	02/01/37	5,000	5,274
L3Harris Technologies, Inc.	5.05	04/27/45	5,000	4,705
L3Harris Technologies, Inc.	5.50	08/15/54	5,000	4,989
L3Harris Technologies, Inc.	5.60	07/31/53	5,000	5,060
Northrop Grumman Corp.	4.03	10/15/47	10,000	8,133
Northrop Grumman Corp.	4.75	06/01/43	5,000	4,601
Northrop Grumman Corp.	4.95	03/15/53	10,000	9,330
Northrop Grumman Corp.	5.15	05/01/40	5,000	4,883
Northrop Grumman Corp.	5.20	06/01/54	15,000	14,548
Northrop Grumman Corp.	5.25	05/01/50	10,000	9,755
RTX Corp.	2.82	09/01/51	10,000	6,347
RTX Corp.	3.13	07/01/50	15,000	10,208
RTX Corp.	3.75	11/01/46	15,000	11,702
RTX Corp.	4.05	05/04/47	5,000	4,045
RTX Corp.	4.35	04/15/47	10,000	8,473
RTX Corp.	4.45	11/16/38	10,000	9,120
RTX Corp.	4.50	06/01/42	25,000	22,266
RTX Corp.	4.63	11/16/48	10,000	8,837
RTX Corp.	4.88	10/15/40	5,000	4,715
RTX Corp.	5.38	02/27/53	10,000	9,834
RTX Corp.	5.70	04/15/40	10,000	10,303
RTX Corp.	6.13	07/15/38	5,000	5,389
RTX Corp.	6.40	03/15/54	10,000	11,275
				371,328
AGRICULTURE – 2.5%
Altria Group, Inc.	3.40	02/04/41	15,000	11,187
Altria Group, Inc.	3.70	02/04/51	10,000	7,035
Altria Group, Inc.	3.88	09/16/46	5,000	3,734
Altria Group, Inc.	4.25	08/09/42	5,000	4,106

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 2.5% (Continued)
Altria Group, Inc.	4.45	05/06/50	$10,000	$8,029
Altria Group, Inc.	4.50	05/02/43	5,000	4,217
Altria Group, Inc.	5.38	01/31/44	10,000	9,715
Altria Group, Inc.	5.80	02/14/39	15,000	15,250
Altria Group, Inc.	5.95	02/14/49	30,000	30,216
BAT Capital Corp.	4.39	08/15/37	25,000	21,806
BAT Capital Corp.	4.54	08/15/47	15,000	12,018
BAT Capital Corp.	4.76	09/06/49	15,000	12,335
BAT Capital Corp.	5.28	04/02/50	5,000	4,490
BAT Capital Corp.	7.08	08/02/43	5,000	5,463
BAT Capital Corp.	7.08	08/02/53	5,000	5,544
Reynolds American, Inc.	5.70	08/15/35	5,000	5,051
Reynolds American, Inc.	5.85	08/15/45	20,000	19,312
Reynolds American, Inc.	6.15	09/15/43	5,000	5,004
				184,512
AUTO MANUFACTURERS – 1.1%
Ford Motor Co.	4.75	01/15/43	20,000	16,188
Ford Motor Co.	5.29	12/08/46	5,000	4,397
General Motors Co.	5.00	04/01/35	10,000	9,500
General Motors Co.	5.20	04/01/45	10,000	8,952
General Motors Co.	5.40	04/01/48	5,000	4,551
General Motors Co.	5.95	04/01/49	10,000	9,768
General Motors Co.	6.25	10/02/43	10,000	10,080
General Motors Co.	6.60	04/01/36	10,000	10,615
General Motors Co.	6.75	04/01/46	10,000	10,674
				84,725
AUTO PARTS & EQUIPMENT – 0.4%
Aptiv PLC	3.10	12/01/51	10,000	6,068
Aptiv PLC/Aptiv Corp.	4.15	05/01/52	10,000	7,410
Aptiv PLC/Aptiv Global Financing DAC	5.75	09/13/54	5,000	4,594
BorgWarner, Inc.	4.38	03/15/45	5,000	4,098
Lear Corp.	5.25	05/15/49	5,000	4,477
				26,647
BANKS – 3.9%
Barclays PLC	3.33	11/24/42	15,000	11,170
Barclays PLC	3.81	03/10/42	15,000	11,892
Barclays PLC	4.95	01/10/47	5,000	4,605
Barclays PLC	5.25	08/17/45	15,000	14,570
Citigroup, Inc.	4.75	05/18/46	15,000	13,399
Citigroup, Inc.	5.30	05/06/44	10,000	9,698
Citigroup, Inc.	6.13	08/25/36	5,000	5,222
Citigroup, Inc.	6.68	09/13/43	5,000	5,635
Cooperatieve Rabobank UA	5.25	08/04/45	5,000	4,957
Cooperatieve Rabobank UA	5.75	12/01/43	15,000	15,384
Fifth Third Bancorp	8.25	03/01/38	10,000	12,088
Goldman Sachs Group, Inc.	5.15	05/22/45	15,000	14,340
Goldman Sachs Group, Inc.	6.75	10/01/37	50,000	54,934

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
BANKS – 3.9% (Continued)
HSBC Holdings PLC	5.25	03/14/44	$15,000	$14,255
HSBC Holdings PLC	6.50	05/02/36	15,000	16,215
HSBC Holdings PLC	6.50	05/02/36	5,000	5,257
HSBC Holdings PLC	6.50	09/15/37	20,000	21,401
HSBC Holdings PLC	6.80	06/01/38	5,000	5,423
Lloyds Banking Group PLC	3.37	12/14/46	10,000	7,131
Lloyds Banking Group PLC	4.34	01/09/48	20,000	16,227
Regions Bank/Birmingham AL	6.45	06/26/37	5,000	5,178
Sumitomo Mitsui Financial Group, Inc.	2.93	09/17/41	10,000	7,390
Sumitomo Mitsui Financial Group, Inc.	5.84	07/09/44	10,000	10,395
Sumitomo Mitsui Financial Group, Inc.	6.18	07/13/43	5,000	5,494
				292,260
BEVERAGES – 0.9%
Constellation Brands, Inc.	3.75	05/01/50	10,000	7,601
Constellation Brands, Inc.	4.50	05/09/47	5,000	4,304
Constellation Brands, Inc.	5.25	11/15/48	5,000	4,787
Fomento Economico Mexicano SAB de CV	3.50	01/16/50	10,000	7,503
Keurig Dr Pepper, Inc.	3.35	03/15/51	5,000	3,523
Keurig Dr Pepper, Inc.	3.80	05/01/50	10,000	7,679
Keurig Dr Pepper, Inc.	4.50	04/15/52	10,000	8,607
Molson Coors Beverage Co.	4.20	07/15/46	25,000	20,494
				64,498
BIOTECHNOLOGY – 4.7%
Amgen, Inc.	2.80	08/15/41	15,000	10,829
Amgen, Inc.	3.00	01/15/52	10,000	6,685
Amgen, Inc.	3.15	02/21/40	10,000	7,625
Amgen, Inc.	3.38	02/21/50	10,000	7,243
Amgen, Inc.	4.40	05/01/45	10,000	8,542
Amgen, Inc.	4.40	02/22/62	10,000	8,116
Amgen, Inc.	4.56	06/15/48	20,000	17,314
Amgen, Inc.	4.66	06/15/51	30,000	26,263
Amgen, Inc.	4.88	03/01/53	15,000	13,453
Amgen, Inc.	5.15	11/15/41	5,000	4,803
Amgen, Inc.	5.60	03/02/43	30,000	30,114
Amgen, Inc.	5.65	03/02/53	35,000	35,260
Amgen, Inc.	5.75	03/02/63	25,000	25,055
Baxalta, Inc.	5.25	06/23/45	10,000	9,521
Biogen, Inc.	3.15	05/01/50	15,000	9,822
Biogen, Inc.	3.25	02/15/51	10,000	6,675
Biogen, Inc.	5.20	09/15/45	5,000	4,635
Gilead Sciences, Inc.	2.80	10/01/50	20,000	12,904
Gilead Sciences, Inc.	4.00	09/01/36	5,000	4,495
Gilead Sciences, Inc.	4.15	03/01/47	20,000	16,680
Gilead Sciences, Inc.	4.50	02/01/45	20,000	17,695
Gilead Sciences, Inc.	4.60	09/01/35	10,000	9,606
Gilead Sciences, Inc.	4.75	03/01/46	15,000	13,678
Gilead Sciences, Inc.	4.80	04/01/44	10,000	9,231

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
BIOTECHNOLOGY – 4.7% (Continued)
Gilead Sciences, Inc.	5.55	10/15/53	$10,000	$10,247
Regeneron Pharmaceuticals, Inc.	2.80	09/15/50	5,000	3,114
Royalty Pharma PLC	3.30	09/02/40	5,000	3,704
Royalty Pharma PLC	3.55	09/02/50	5,000	3,467
Royalty Pharma PLC	5.90	09/02/54	10,000	9,940
				346,716
BUILDING MATERIALS – 0.7%
Carrier Global Corp.	3.38	04/05/40	5,000	3,940
Carrier Global Corp.	3.58	04/05/50	13,000	9,707
Carrier Global Corp.	6.20	03/15/54	8,000	8,794
Martin Marietta Materials, Inc.	3.20	07/15/51	10,000	6,850
Owens Corning	5.95	06/15/54	5,000	5,147
Trane Technologies Global Holding Co. Ltd.	5.75	06/15/43	5,000	5,202
Vulcan Materials Co.	4.50	06/15/47	10,000	8,602
				48,242
CHEMICALS – 2.8%
CF Industries, Inc.	4.95	06/01/43	5,000	4,506
CF Industries, Inc.	5.38	03/15/44	5,000	4,711
Dow Chemical Co.	3.60	11/15/50	5,000	3,588
Dow Chemical Co.	4.38	11/15/42	15,000	12,655
Dow Chemical Co.	5.55	11/30/48	10,000	9,679
Dow Chemical Co.	5.60	02/15/54	10,000	9,813
Dow Chemical Co.	6.90	05/15/53	10,000	11,357
Dow Chemical Co.	9.40	05/15/39	5,000	6,689
DuPont de Nemours, Inc.	5.32	11/15/38	8,000	8,276
DuPont de Nemours, Inc.	5.42	11/15/48	20,000	20,942
Eastman Chemical Co.	4.65	10/15/44	5,000	4,300
Eastman Chemical Co.	4.80	09/01/42	5,000	4,452
FMC Corp.	6.38	05/18/53	5,000	5,199
International Flavors & Fragrances, Inc.	4.38	06/01/47	5,000	4,008
International Flavors & Fragrances, Inc.	5.00	09/26/48	5,000	4,441
LYB International Finance BV	4.88	03/15/44	5,000	4,430
LYB International Finance BV	5.25	07/15/43	5,000	4,644
LYB International Finance III LLC	3.38	10/01/40	10,000	7,545
LYB International Finance III LLC	3.80	10/01/60	5,000	3,443
LYB International Finance III LLC	4.20	10/15/49	10,000	7,814
LYB International Finance III LLC	4.20	05/01/50	10,000	7,797
LyondellBasell Industries NV	4.63	02/26/55	10,000	8,246
Mosaic Co.	5.63	11/15/43	5,000	4,820
Nutrien Ltd.	3.95	05/13/50	5,000	3,884
Nutrien Ltd.	5.80	03/27/53	10,000	10,211
Sherwin-Williams Co.	2.90	03/15/52	10,000	6,360
Sherwin-Williams Co.	3.30	05/15/50	5,000	3,479
Sherwin-Williams Co.	4.50	06/01/47	10,000	8,635
Westlake Corp.	3.13	08/15/51	5,000	3,215
Westlake Corp.	4.38	11/15/47	10,000	8,156
				207,295

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 0.4%
Global Payments, Inc.	4.15	08/15/49	$10,000	$7,783
Global Payments, Inc.	5.95	08/15/52	5,000	5,010
Moody’s Corp.	3.75	02/25/52	10,000	7,656
Moody’s Corp.	5.25	07/15/44	5,000	4,859
Quanta Services, Inc.	3.05	10/01/41	5,000	3,632
				28,940
COMPUTERS – 1.1%
Dell International LLC/EMC Corp.	3.45	12/15/51	5,000	3,491
Dell International LLC/EMC Corp.	4.85	02/01/35	5,000	4,804
Dell International LLC/EMC Corp.	8.10	07/15/36	10,000	12,090
Dell International LLC/EMC Corp.	8.35	07/15/46	10,000	13,051
Hewlett Packard Enterprise Co.	5.60	10/15/54	10,000	9,628
Hewlett Packard Enterprise Co.	6.20	10/15/35	10,000	10,662
Hewlett Packard Enterprise Co.	6.35	10/15/45	10,000	10,647
HP, Inc.	6.00	09/15/41	10,000	10,344
Kyndryl Holdings, Inc.	4.10	10/15/41	5,000	3,940
				78,657
COSMETICS/PERSONAL CARE – 0.1%
Haleon US Capital LLC	4.00	03/24/52	5,000	4,008

DIVERSIFIED FINANCIAL SERVICES – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.85	10/29/41	15,000	12,015
Ares Management Corp.	5.60	10/11/54	5,000	4,861
Jefferies Financial Group, Inc.	6.25	01/15/36	5,000	5,204
Nasdaq, Inc.	2.50	12/21/40	10,000	6,821
Nasdaq, Inc.	5.95	08/15/53	10,000	10,401
Nasdaq, Inc.	6.10	06/28/63	5,000	5,234
				44,536
ELECTRIC – 4.9%
AEP Texas, Inc.	5.25	05/15/52	5,000	4,679
American Electric Power Co., Inc.	6.95	12/15/54	5,000	5,236
Appalachian Power Co.	3.70	05/01/50	10,000	7,274
Appalachian Power Co.	7.00	04/01/38	10,000	11,355
Arizona Public Service Co.	4.35	11/15/45	5,000	4,175
Constellation Energy Generation LLC	5.75	03/15/54	10,000	10,080
Constellation Energy Generation LLC	6.25	10/01/39	5,000	5,332
Constellation Energy Generation LLC	6.50	10/01/53	10,000	10,995
Dominion Energy, Inc.	4.85	08/15/52	5,000	4,431
Dominion Energy, Inc.	4.90	08/01/41	5,000	4,576
Dominion Energy, Inc.	5.95	06/15/35	5,000	5,244
Duke Energy Carolinas LLC	6.10	06/01/37	5,000	5,285
Duke Energy Corp.	3.30	06/15/41	25,000	18,731
Duke Energy Corp.	3.50	06/15/51	10,000	7,049
Duke Energy Corp.	4.80	12/15/45	10,000	8,846
Duke Energy Corp.	5.00	08/15/52	15,000	13,514
Duke Energy Corp.	5.80	06/15/54	5,000	5,018

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 4.9% (Continued)
Duke Energy Corp.	6.10	09/15/53	$5,000	$5,225
Emera US Finance LP	4.75	06/15/46	10,000	8,462
Entergy Corp.	3.75	06/15/50	5,000	3,688
Eversource Energy	3.45	01/15/50	10,000	7,155
Exelon Corp.	4.45	04/15/46	10,000	8,533
Exelon Corp.	4.70	04/15/50	5,000	4,387
Exelon Corp.	5.60	03/15/53	10,000	9,944
Exelon Corp.	5.63	06/15/35	10,000	10,285
FirstEnergy Corp.	3.40	03/01/50	5,000	3,513
FirstEnergy Corp.	4.85	07/15/47	5,000	4,403
NextEra Energy Capital Holdings, Inc.	3.00	01/15/52	10,000	6,490
NextEra Energy Capital Holdings, Inc.	5.25	02/28/53	5,000	4,758
NextEra Energy Capital Holdings, Inc.	5.55	03/15/54	10,000	9,939
Oglethorpe Power Corp.	4.50	04/01/47	5,000	4,211
Oglethorpe Power Corp.	5.05	10/01/48	5,000	4,548
Pacific Gas & Electric Co.	3.30	08/01/40	10,000	7,496
Pacific Gas & Electric Co.	3.50	08/01/50	10,000	6,975
Pacific Gas & Electric Co.	4.00	12/01/46	10,000	7,615
Pacific Gas & Electric Co.	4.50	07/01/40	20,000	17,350
Pacific Gas & Electric Co.	4.75	02/15/44	5,000	4,308
Pacific Gas & Electric Co.	4.95	07/01/50	20,000	17,557
Pacific Gas & Electric Co.	5.25	03/01/52	5,000	4,559
Pacific Gas & Electric Co.	6.70	04/01/53	10,000	10,987
Pacific Gas & Electric Co.	6.75	01/15/53	20,000	21,897
Sempra	3.80	02/01/38	15,000	12,599
Sempra	6.00	10/15/39	5,000	5,121
Southern Co.	4.40	07/01/46	20,000	16,985
Southern Power Co.	5.15	09/15/41	5,000	4,794
				365,604
ELECTRONICS – 0.2%
Amphenol Corp.	5.00	01/15/35	10,000	9,941
Fortive Corp.	4.30	06/15/46	5,000	4,175
				14,116
ENTERTAINMENT – 1.2%
Warnermedia Holdings, Inc.	5.05	03/15/42	40,000	31,985
Warnermedia Holdings, Inc.	5.14	03/15/52	60,000	45,237
Warnermedia Holdings, Inc.	5.39	03/15/62	20,000	14,979
				92,201
ENVIRONMENTAL CONTROL – 0.2%
Republic Services, Inc.	5.20	11/15/34	5,000	5,064
Waste Connections, Inc.	2.95	01/15/52	5,000	3,268
Waste Connections, Inc.	3.05	04/01/50	5,000	3,374
				11,706

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.5%
Campbell Soup Co.	4.75	03/23/35	$10,000	$9,612
Campbell Soup Co.	4.80	03/15/48	5,000	4,498
Conagra Brands, Inc.	5.30	11/01/38	10,000	9,633
Conagra Brands, Inc.	5.40	11/01/48	5,000	4,748
General Mills, Inc.	3.00	02/01/51	5,000	3,312
J M Smucker Co.	6.50	11/15/43	10,000	10,822
J M Smucker Co.	6.50	11/15/53	10,000	11,006
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	4.38	02/02/52	5,000	3,834
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	6.50	12/01/52	10,000	10,284
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl(1)	7.25	11/15/53	10,000	11,245
Kellanova	4.50	04/01/46	5,000	4,367
Kraft Heinz Foods Co.	4.38	06/01/46	20,000	16,778
Kraft Heinz Foods Co.	4.88	10/01/49	5,000	4,468
Kraft Heinz Foods Co.	5.00	07/15/35	5,000	4,944
Kraft Heinz Foods Co.	5.00	06/04/42	15,000	13,948
Kraft Heinz Foods Co.	5.20	07/15/45	20,000	18,785
Kraft Heinz Foods Co.	5.50	06/01/50	5,000	4,898
Kraft Heinz Foods Co.	6.50	02/09/40	5,000	5,471
Kraft Heinz Foods Co.	6.88	01/26/39	5,000	5,636
Kroger Co.	3.95	01/15/50	10,000	7,742
Kroger Co.	4.45	02/01/47	10,000	8,407
Kroger Co.	4.65	01/15/48	10,000	8,676
Kroger Co.	5.50	09/15/54	15,000	14,592
Kroger Co.	5.65	09/15/64	10,000	9,734
Mondelez International, Inc.	2.63	09/04/50	10,000	6,122
Sysco Corp.	3.15	12/14/51	5,000	3,349
Sysco Corp.	3.30	02/15/50	5,000	3,514
Sysco Corp.	4.50	04/01/46	10,000	8,495
Sysco Corp.	6.60	04/01/50	10,000	11,234
Tyson Foods, Inc.	4.55	06/02/47	5,000	4,192
Tyson Foods, Inc.	5.10	09/28/48	20,000	18,232
				262,578
FOREST PRODUCTS & PAPER – 0.3%
International Paper Co.	4.35	08/15/48	5,000	4,170
International Paper Co.	4.80	06/15/44	5,000	4,505
International Paper Co.	6.00	11/15/41	10,000	10,497
				19,172
GAS – 0.6%
NiSource, Inc.	4.38	05/15/47	10,000	8,432
NiSource, Inc.	4.80	02/15/44	10,000	9,028
NiSource, Inc.	5.25	02/15/43	10,000	9,670
Southern Co. Gas Capital Corp.	3.95	10/01/46	5,000	3,936
Southern Co. Gas Capital Corp.	5.88	03/15/41	10,000	10,419
				41,485

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.75	11/15/50	$10,000	$6,024
Stanley Black & Decker, Inc.	4.85	11/15/48	5,000	4,519
				10,543
HEALTHCARE-PRODUCTS – 0.9%
Baxter International, Inc.	3.13	12/01/51	10,000	6,449
Boston Scientific Corp.	4.70	03/01/49	5,000	4,597
GE HealthCare Technologies, Inc.	6.38	11/22/52	10,000	11,145
Koninklijke Philips NV	5.00	03/15/42	5,000	4,632
Koninklijke Philips NV	6.88	03/11/38	5,000	5,594
Solventum Corp.(1)	5.90	04/30/54	10,000	10,025
Solventum Corp.(1)	6.00	05/15/64	5,000	5,016
STERIS Irish FinCo UnLtd. Co.	3.75	03/15/51	5,000	3,668
Stryker Corp.	4.63	03/15/46	15,000	13,416
				64,542
HEALTHCARE-SERVICES – 4.5%
Aetna, Inc.	3.88	08/15/47	5,000	3,697
Aetna, Inc.	4.13	11/15/42	5,000	3,986
Aetna, Inc.	4.50	05/15/42	5,000	4,233
Aetna, Inc.	6.63	06/15/36	5,000	5,410
Aetna, Inc.	6.75	12/15/37	5,000	5,435
Cigna Group	3.20	03/15/40	15,000	11,277
Cigna Group	3.40	03/15/50	10,000	6,900
Cigna Group	3.40	03/15/51	20,000	13,710
Cigna Group	4.80	08/15/38	10,000	9,267
Cigna Group	4.80	07/15/46	15,000	13,227
Cigna Group	4.90	12/15/48	35,000	31,060
Elevance Health, Inc.	3.60	03/15/51	10,000	7,247
Elevance Health, Inc.	3.70	09/15/49	10,000	7,416
Elevance Health, Inc.	4.38	12/01/47	20,000	16,616
Elevance Health, Inc.	4.55	05/15/52	10,000	8,417
Elevance Health, Inc.	4.63	05/15/42	5,000	4,421
Elevance Health, Inc.	4.65	01/15/43	5,000	4,445
Elevance Health, Inc.	4.65	08/15/44	10,000	8,807
Elevance Health, Inc.	5.10	01/15/44	10,000	9,328
Elevance Health, Inc.	5.13	02/15/53	10,000	9,226
Elevance Health, Inc.	5.65	06/15/54	5,000	4,982
Elevance Health, Inc.	5.70	02/15/55	10,000	10,063
Elevance Health, Inc.	5.85	11/01/64	10,000	10,111
Elevance Health, Inc.	6.10	10/15/52	5,000	5,259
HCA, Inc.	3.50	07/15/51	15,000	10,209
HCA, Inc.	4.63	03/15/52	15,000	12,335
HCA, Inc.	5.13	06/15/39	10,000	9,429
HCA, Inc.	5.25	06/15/49	10,000	9,070
HCA, Inc.	5.50	06/15/47	20,000	18,974
HCA, Inc.	5.90	06/01/53	15,000	14,850
HCA, Inc.	5.95	09/15/54	5,000	4,991

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.5% (Continued)
HCA, Inc.	6.00	04/01/54	$5,000	$5,027
HCA, Inc.	6.10	04/01/64	5,000	4,986
Humana, Inc.	3.95	08/15/49	5,000	3,723
Humana, Inc.	5.50	03/15/53	10,000	9,297
Humana, Inc.	5.75	04/15/54	10,000	9,631
Laboratory Corp. of America Holdings	4.70	02/01/45	5,000	4,416
Quest Diagnostics, Inc.	5.00	12/15/34	5,000	4,904
				336,382
HOME BUILDERS – 0.1%
MDC Holdings, Inc.	6.00	01/15/43	5,000	5,132

HOME FURNISHINGS – 0.1%
Whirlpool Corp.	4.50	06/01/46	10,000	8,081

HOUSEHOLD PRODUCTS/WARES – 0.1%
Church & Dwight Co., Inc.	5.00	06/15/52	5,000	4,721

INSURANCE – 3.5%
Allstate Corp.	4.20	12/15/46	10,000	8,272
Allstate Corp.	5.55	05/09/35	5,000	5,126
Allstate Corp.	6.50	05/15/57	5,000	5,191
American Financial Group, Inc./OH	4.50	06/15/47	5,000	4,247
American International Group, Inc.	3.88	01/15/35	5,000	4,483
American International Group, Inc.	4.38	06/30/50	10,000	8,508
American International Group, Inc.	4.50	07/16/44	5,000	4,366
American International Group, Inc.	4.75	04/01/48	10,000	9,059
American International Group, Inc.	4.80	07/10/45	10,000	9,071
Aon Corp./Aon Global Holdings PLC	3.90	02/28/52	10,000	7,667
Aon Global Ltd.	4.60	06/14/44	5,000	4,387
Aon North America, Inc.	5.75	03/01/54	20,000	20,269
Arch Capital Group Ltd.	3.64	06/30/50	10,000	7,377
Arthur J Gallagher & Co.	3.50	05/20/51	10,000	7,048
Arthur J Gallagher & Co.	5.75	03/02/53	5,000	4,997
Arthur J Gallagher & Co.	6.75	02/15/54	5,000	5,678
Athene Holding Ltd.	3.45	05/15/52	15,000	9,926
Athene Holding Ltd.	6.25	04/01/54	5,000	5,141
Brighthouse Financial, Inc.	4.70	06/22/47	10,000	7,931
Brown & Brown, Inc.	4.95	03/17/52	5,000	4,384
Corebridge Financial, Inc.	4.40	04/05/52	10,000	8,222
Equitable Holdings, Inc.	5.00	04/20/48	10,000	9,200
Everest Reinsurance Holdings, Inc.	3.13	10/15/52	15,000	9,518
Fairfax Financial Holdings Ltd.(1)	6.10	03/15/55	10,000	10,101
Fairfax Financial Holdings Ltd.	6.35	03/22/54	5,000	5,210
Hartford Financial Services Group, Inc.	2.90	09/15/51	5,000	3,209
Hartford Financial Services Group, Inc.	3.60	08/19/49	10,000	7,471
Lincoln National Corp.	7.00	06/15/40	5,000	5,607
Markel Group, Inc.	3.45	05/07/52	5,000	3,400

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.5% (Continued)
Markel Group, Inc.	4.15	09/17/50	$10,000	$7,763
Markel Group, Inc.	5.00	04/05/46	5,000	4,468
Markel Group, Inc.	5.00	05/20/49	5,000	4,482
MetLife, Inc.	6.40	12/15/36	10,000	10,424
MetLife, Inc.	10.75	08/01/39	5,000	6,969
Old Republic International Corp.	3.85	06/11/51	5,000	3,620
Unum Group	4.13	06/15/51	5,000	3,801
Willis North America, Inc.	5.90	03/05/54	10,000	10,053
				256,646
INTERNET – 0.4%
eBay, Inc.	3.65	05/10/51	5,000	3,665
eBay, Inc.	4.00	07/15/42	10,000	8,149
Netflix, Inc.	5.40	08/15/54	10,000	10,064
Uber Technologies, Inc.	5.35	09/15/54	10,000	9,513
				31,391
IRON/STEEL – 0.5%
ArcelorMittal SA	6.35	06/17/54	5,000	4,993
ArcelorMittal SA	7.00	10/15/39	5,000	5,458
Vale Overseas Ltd.	6.40	06/28/54	10,000	10,039
Vale Overseas Ltd.	6.88	11/21/36	5,000	5,479
Vale Overseas Ltd.	6.88	11/10/39	8,000	8,702
				34,671
LODGING – 0.1%
Marriott International, Inc./MD	5.35	03/15/35	10,000	9,956

MACHINERY-DIVERSIFIED – 0.2%
Ingersoll Rand, Inc.	5.70	06/15/54	5,000	5,139
Otis Worldwide Corp.	3.11	02/15/40	5,000	3,886
Otis Worldwide Corp.	3.36	02/15/50	10,000	7,216
				16,241
MEDIA – 4.5%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	15,000	10,261
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	5,000	3,384
Charter Communications Operating LLC/Charter Communications Operating Capital	3.70	04/01/51	10,000	6,264
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	10,000	6,014
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	06/01/52	25,000	16,110
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95	06/30/62	15,000	9,101
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12/01/61	15,000	9,991
Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	25,000	18,791

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 4.5% (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	5.13	07/01/49	$10,000	$7,861
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	04/01/53	10,000	7,999
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	04/01/38	10,000	8,910
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	05/01/47	15,000	12,266
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	04/01/63	5,000	3,981
Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	20,000	17,097
Charter Communications Operating LLC/Charter Communications Operating Capital	6.38	10/23/35	15,000	15,015
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10/23/45	25,000	23,696
Charter Communications Operating LLC/Charter Communications Operating Capital	6.83	10/23/55	10,000	9,720
Discovery Communications LLC	4.00	09/15/55	10,000	6,520
Discovery Communications LLC	6.35	06/01/40	5,000	4,685
Fox Corp.	5.48	01/25/39	5,000	4,832
Fox Corp.	5.58	01/25/49	15,000	14,253
Grupo Televisa SAB	5.00	05/13/45	15,000	11,573
Grupo Televisa SAB	5.25	05/24/49	5,000	4,009
Grupo Televisa SAB	6.63	01/15/40	5,000	4,771
Paramount Global	4.38	03/15/43	15,000	10,792
Paramount Global	4.60	01/15/45	10,000	7,225
Paramount Global	4.90	08/15/44	10,000	7,442
Paramount Global	5.85	09/01/43	10,000	8,496
Paramount Global	6.88	04/30/36	5,000	5,004
Time Warner Cable LLC	4.50	09/15/42	5,000	3,734
Time Warner Cable LLC	5.50	09/01/41	10,000	8,451
Time Warner Cable LLC	5.88	11/15/40	10,000	8,843
Time Warner Cable LLC	6.55	05/01/37	20,000	19,223
Time Warner Cable LLC	6.75	06/15/39	15,000	14,644
Time Warner Cable LLC	7.30	07/01/38	5,000	5,109
				336,067
MINING – 1.4%
Barrick North America Finance LLC	5.70	05/30/41	10,000	10,148
Barrick North America Finance LLC	5.75	05/01/43	10,000	10,226
Freeport-McMoRan, Inc.	5.40	11/14/34	5,000	5,009
Freeport-McMoRan, Inc.	5.45	03/15/43	15,000	14,415
Newmont Corp.	4.88	03/15/42	15,000	14,072
Newmont Corp.	5.88	04/01/35	10,000	10,535
Southern Copper Corp.	5.25	11/08/42	10,000	9,370
Southern Copper Corp.	5.88	04/23/45	10,000	10,051
Southern Copper Corp.	6.75	04/16/40	15,000	16,605
				100,431

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURER – 0.2%
Parker-Hannifin Corp.	4.00	06/14/49	$5,000	$4,085
Parker-Hannifin Corp.	4.10	03/01/47	5,000	4,101
Parker-Hannifin Corp.	4.45	11/21/44	10,000	8,810
				16,996
OIL & GAS – 4.0%
Apache Corp.	5.10	09/01/40	10,000	8,659
Canadian Natural Resources Ltd.	4.95	06/01/47	10,000	8,819
Canadian Natural Resources Ltd.	6.25	03/15/38	5,000	5,195
Cenovus Energy, Inc.	3.75	02/15/52	10,000	7,129
Cenovus Energy, Inc.	6.75	11/15/39	5,000	5,459
Continental Resources, Inc.	4.90	06/01/44	5,000	4,143
Devon Energy Corp.	4.75	05/15/42	10,000	8,515
Devon Energy Corp.	5.60	07/15/41	15,000	14,217
Devon Energy Corp.	5.75	09/15/54	10,000	9,316
Diamondback Energy, Inc.	4.25	03/15/52	10,000	7,801
Diamondback Energy, Inc.	4.40	03/24/51	10,000	8,027
Diamondback Energy, Inc.	5.75	04/18/54	10,000	9,710
Diamondback Energy, Inc.	5.90	04/18/64	5,000	4,862
Diamondback Energy, Inc.	6.25	03/15/53	5,000	5,158
Hess Corp.	5.60	02/15/41	15,000	15,052
Hess Corp.	5.80	04/01/47	5,000	5,080
Marathon Oil Corp.	6.60	10/01/37	10,000	11,013
Marathon Petroleum Corp.	4.75	09/15/44	5,000	4,263
Marathon Petroleum Corp.	6.50	03/01/41	10,000	10,510
Occidental Petroleum Corp.	6.05	10/01/54	10,000	9,701
Occidental Petroleum Corp.	6.20	03/15/40	10,000	9,953
Occidental Petroleum Corp.	6.45	09/15/36	10,000	10,356
Occidental Petroleum Corp.	6.60	03/15/46	10,000	10,244
Phillips 66	3.30	03/15/52	5,000	3,314
Phillips 66	4.65	11/15/34	10,000	9,459
Phillips 66	4.88	11/15/44	15,000	13,396
Phillips 66	5.88	05/01/42	5,000	5,069
Phillips 66 Co.	4.90	10/01/46	10,000	8,743
Phillips 66 Co.	5.50	03/15/55	5,000	4,720
Phillips 66 Co.	5.65	06/15/54	5,000	4,850
Suncor Energy, Inc.	3.75	03/04/51	5,000	3,641
Suncor Energy, Inc.	5.95	12/01/34	5,000	5,242
Suncor Energy, Inc.	6.80	05/15/38	8,000	8,731
Suncor Energy, Inc.	6.85	06/01/39	10,000	10,988
Valero Energy Corp.	4.00	06/01/52	10,000	7,440
Valero Energy Corp.	4.90	03/15/45	5,000	4,512
Valero Energy Corp.	6.63	06/15/37	15,000	16,158
				299,445
OIL & GAS SERVICES – 0.8%
Halliburton Co.	4.50	11/15/41	5,000	4,394
Halliburton Co.	4.75	08/01/43	10,000	8,911
Halliburton Co.	4.85	11/15/35	10,000	9,618

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 0.8% (Continued)
Halliburton Co.	5.00	11/15/45	$20,000	$18,261
Halliburton Co.	7.45	09/15/39	10,000	11,826
NOV, Inc.	3.95	12/01/42	5,000	3,802
				56,812
PACKAGING & CONTAINERS – 0.2%
Packaging Corp. of America	3.05	10/01/51	10,000	6,617
Smurfit Kappa Treasury ULC(1)	5.78	04/03/54	5,000	5,066
Sonoco Products Co.	5.75	11/01/40	5,000	4,996
				16,679
PHARMACEUTICALS – 4.0%
Becton Dickinson & Co.	3.79	05/20/50	10,000	7,667
Becton Dickinson & Co.	4.67	06/06/47	15,000	13,190
Cencora, Inc.	4.25	03/01/45	5,000	4,213
Cencora, Inc.	4.30	12/15/47	5,000	4,176
CVS Health Corp.	2.70	08/21/40	10,000	6,663
CVS Health Corp.	4.13	04/01/40	10,000	8,069
CVS Health Corp.	4.78	03/25/38	35,000	31,238
CVS Health Corp.	4.88	07/20/35	5,000	4,660
CVS Health Corp.	5.05	03/25/48	60,000	51,877
CVS Health Corp.	5.13	07/20/45	30,000	26,288
CVS Health Corp.	5.30	12/05/43	10,000	9,061
CVS Health Corp.	5.63	02/21/53	5,000	4,649
CVS Health Corp.	5.88	06/01/53	10,000	9,638
CVS Health Corp.	6.00	06/01/44	10,000	9,800
CVS Health Corp.	6.00	06/01/63	10,000	9,657
CVS Health Corp.	6.05	06/01/54	10,000	9,882
Mylan, Inc.	5.20	04/15/48	10,000	8,356
Mylan, Inc.	5.40	11/29/43	5,000	4,423
Takeda Pharmaceutical Co. Ltd.	3.03	07/09/40	20,000	14,989
Takeda Pharmaceutical Co. Ltd.	3.18	07/09/50	20,000	13,697
Takeda Pharmaceutical Co. Ltd.	3.38	07/09/60	10,000	6,658
Utah Acquisition Sub, Inc.	5.25	06/15/46	10,000	8,487
Viatris, Inc.	3.85	06/22/40	10,000	7,496
Viatris, Inc.	4.00	06/22/50	10,000	6,913
Zoetis, Inc.	4.70	02/01/43	15,000	13,645
				295,392
PIPELINES – 8.4%
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	5,000	4,023
Columbia Pipeline Group, Inc.	5.80	06/01/45	5,000	4,957
Eastern Energy Gas Holdings LLC	5.65	10/15/54	10,000	9,831
Enbridge Energy Partners LP	5.50	09/15/40	5,000	4,858
Enbridge Energy Partners LP	7.38	10/15/45	5,000	5,801
Enbridge, Inc.	3.40	08/01/51	15,000	10,358
Enbridge, Inc.	4.50	06/10/44	5,000	4,235
Enbridge, Inc.	5.50	12/01/46	5,000	4,849
Enbridge, Inc.	6.70	11/15/53	15,000	16,781
Energy Transfer LP	4.90	03/15/35	5,000	4,770

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.4% (Continued)
Energy Transfer LP	5.00	05/15/44	$10,000	$8,748
Energy Transfer LP	5.00	05/15/50	10,000	8,672
Energy Transfer LP	5.15	03/15/45	5,000	4,460
Energy Transfer LP	5.35	05/15/45	5,000	4,573
Energy Transfer LP	5.40	10/01/47	10,000	9,131
Energy Transfer LP	5.95	05/15/54	20,000	19,726
Energy Transfer LP	6.00	06/15/48	15,000	14,784
Energy Transfer LP	6.05	06/01/41	5,000	5,011
Energy Transfer LP	6.05	09/01/54	10,000	9,998
Energy Transfer LP	6.13	12/15/45	10,000	9,991
Energy Transfer LP	6.25	04/15/49	15,000	15,252
Energy Transfer LP	6.50	02/01/42	5,000	5,248
Energy Transfer LP	7.50	07/01/38	10,000	11,479
EnLink Midstream Partners LP	5.45	06/01/47	5,000	4,557
Kinder Morgan Energy Partners LP	5.00	08/15/42	10,000	8,951
Kinder Morgan Energy Partners LP	5.00	03/01/43	5,000	4,443
Kinder Morgan Energy Partners LP	5.40	09/01/44	10,000	9,311
Kinder Morgan Energy Partners LP	5.50	03/01/44	5,000	4,721
Kinder Morgan Energy Partners LP	5.80	03/15/35	5,000	5,095
Kinder Morgan Energy Partners LP	6.50	09/01/39	10,000	10,559
Kinder Morgan Energy Partners LP	6.95	01/15/38	5,000	5,493
Kinder Morgan, Inc.	3.25	08/01/50	10,000	6,518
Kinder Morgan, Inc.	3.60	02/15/51	5,000	3,468
Kinder Morgan, Inc.	5.05	02/15/46	5,000	4,436
Kinder Morgan, Inc.	5.20	03/01/48	5,000	4,528
Kinder Morgan, Inc.	5.30	12/01/34	5,000	4,932
Kinder Morgan, Inc.	5.45	08/01/52	5,000	4,673
Kinder Morgan, Inc.	5.55	06/01/45	15,000	14,206
Kinder Morgan, Inc.	5.95	08/01/54	5,000	5,002
MPLX LP	4.50	04/15/38	10,000	8,868
MPLX LP	4.70	04/15/48	10,000	8,388
MPLX LP	4.90	04/15/58	5,000	4,155
MPLX LP	4.95	03/14/52	10,000	8,607
MPLX LP	5.20	03/01/47	10,000	9,064
MPLX LP	5.50	02/15/49	15,000	14,046
MPLX LP	5.65	03/01/53	5,000	4,766
ONEOK Partners LP	6.13	02/01/41	10,000	10,131
ONEOK Partners LP	6.65	10/01/36	5,000	5,419
ONEOK Partners LP	6.85	10/15/37	10,000	11,030
ONEOK, Inc.	4.20	10/03/47	10,000	7,697
ONEOK, Inc.	4.45	09/01/49	10,000	7,979
ONEOK, Inc.	4.85	02/01/49	5,000	4,258
ONEOK, Inc.	5.05	11/01/34	5,000	4,849
ONEOK, Inc.	5.15	10/15/43	5,000	4,566
ONEOK, Inc.	5.20	07/15/48	5,000	4,508
ONEOK, Inc.	5.70	11/01/54	10,000	9,647
ONEOK, Inc.	5.85	11/01/64	10,000	9,627
ONEOK, Inc.	6.63	09/01/53	10,000	10,771

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.4% (Continued)
Plains All American Pipeline LP/PAA Finance Corp.	4.70	06/15/44	$5,000	$4,261
Plains All American Pipeline LP/PAA Finance Corp.	6.65	01/15/37	10,000	10,713
South Bow USA Infrastructure Holdings LLC(1)	6.18	10/01/54	5,000	4,949
Spectra Energy Partners LP	4.50	03/15/45	5,000	4,169
Targa Resources Corp.	4.95	04/15/52	5,000	4,349
Targa Resources Corp.	5.50	02/15/35	5,000	4,989
Targa Resources Corp.	6.25	07/01/52	10,000	10,328
Targa Resources Corp.	6.50	02/15/53	5,000	5,373
TransCanada PipeLines Ltd.	4.75	05/15/38	10,000	9,229
TransCanada PipeLines Ltd.	5.10	03/15/49	10,000	9,469
TransCanada PipeLines Ltd.	6.20	10/15/37	10,000	10,515
TransCanada PipeLines Ltd.	7.63	01/15/39	15,000	17,677
Transcontinental Gas Pipe Line Co. LLC	4.60	03/15/48	5,000	4,282
Western Midstream Operating LP	5.25	02/01/50	5,000	4,361
Western Midstream Operating LP	5.30	03/01/48	10,000	8,709
Western Midstream Operating LP	5.45	11/15/34	5,000	4,883
Western Midstream Operating LP	5.45	04/01/44	5,000	4,527
Williams Cos, Inc.	3.50	10/15/51	5,000	3,496
Williams Cos, Inc.	4.90	01/15/45	5,000	4,446
Williams Cos, Inc.	5.10	09/15/45	10,000	9,168
Williams Cos, Inc.	5.30	08/15/52	20,000	18,743
Williams Cos, Inc.	5.40	03/04/44	5,000	4,751
Williams Cos, Inc.	6.30	04/15/40	10,000	10,546
				620,738
REAL ESTATE INVESTMENT TRUST (REITS) – 1.4%
Alexandria Real Estate Equities, Inc.	3.00	05/18/51	5,000	3,187
Alexandria Real Estate Equities, Inc.	3.55	03/15/52	5,000	3,511
Alexandria Real Estate Equities, Inc.	4.00	02/01/50	10,000	7,704
Alexandria Real Estate Equities, Inc.	4.75	04/15/35	5,000	4,789
Alexandria Real Estate Equities, Inc.	5.15	04/15/53	5,000	4,594
Alexandria Real Estate Equities, Inc.	5.63	05/15/54	5,000	4,934
American Tower Corp.	3.10	06/15/50	10,000	6,668
American Tower Corp.	3.70	10/15/49	10,000	7,444
Boston Properties LP	5.75	01/15/35	5,000	4,952
Crown Castle, Inc.	2.90	04/01/41	10,000	7,130
Crown Castle, Inc.	3.25	01/15/51	5,000	3,399
Crown Castle, Inc.	4.15	07/01/50	5,000	3,968
Equinix, Inc.	2.95	09/15/51	5,000	3,178
Equinix, Inc.	3.00	07/15/50	5,000	3,283
Federal Realty OP LP	4.50	12/01/44	5,000	4,223
Host Hotels & Resorts LP	5.50	04/15/35	5,000	4,906
Invitation Homes Operating Partnership LP	4.88	02/01/35	5,000	4,783
Kimco Realty OP LLC	4.25	04/01/45	5,000	4,147
Kimco Realty OP LLC	4.85	03/01/35	5,000	4,806
VICI Properties LP	5.63	05/15/52	5,000	4,699
VICI Properties LP	6.13	04/01/54	5,000	5,037
Welltower OP LLC	4.95	09/01/48	5,000	4,649
				105,991

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 2.7%
Dick’s Sporting Goods, Inc.	4.10	01/15/52	$5,000	$3,677
Lowe’s Cos, Inc.	2.80	09/15/41	5,000	3,525
Lowe’s Cos, Inc.	3.00	10/15/50	10,000	6,453
Lowe’s Cos, Inc.	3.50	04/01/51	10,000	7,079
Lowe’s Cos, Inc.	3.70	04/15/46	10,000	7,584
Lowe’s Cos, Inc.	4.05	05/03/47	10,000	7,975
Lowe’s Cos, Inc.	4.25	04/01/52	5,000	4,032
Lowe’s Cos, Inc.	4.45	04/01/62	10,000	8,002
Lowe’s Cos, Inc.	4.55	04/05/49	5,000	4,261
Lowe’s Cos, Inc.	4.65	04/15/42	5,000	4,500
Lowe’s Cos, Inc.	5.63	04/15/53	15,000	14,873
Lowe’s Cos, Inc.	5.75	07/01/53	10,000	10,100
Lowe’s Cos, Inc.	5.80	09/15/62	5,000	5,013
Lowe’s Cos, Inc.	5.85	04/01/63	5,000	5,056
McDonald’s Corp.	3.63	05/01/43	5,000	3,938
McDonald’s Corp.	3.63	09/01/49	10,000	7,454
McDonald’s Corp.	3.70	02/15/42	5,000	4,001
McDonald’s Corp.	4.20	04/01/50	5,000	4,092
McDonald’s Corp.	4.45	03/01/47	5,000	4,324
McDonald’s Corp.	4.60	05/26/45	5,000	4,447
McDonald’s Corp.	4.70	12/09/35	5,000	4,853
McDonald’s Corp.	4.88	12/09/45	10,000	9,216
McDonald’s Corp.	5.15	09/09/52	10,000	9,475
McDonald’s Corp.	5.45	08/14/53	10,000	9,876
McDonald’s Corp.	6.30	10/15/37	10,000	10,940
McDonald’s Corp.	6.30	03/01/38	10,000	10,947
Starbucks Corp.	3.35	03/12/50	5,000	3,483
Starbucks Corp.	3.50	11/15/50	10,000	7,219
Starbucks Corp.	4.45	08/15/49	10,000	8,460
Starbucks Corp.	4.50	11/15/48	10,000	8,584
				203,439
SEMICONDUCTORS – 3.5%
Broadcom, Inc.(1)	3.14	11/15/35	30,000	24,648
Broadcom, Inc.(1)	3.19	11/15/36	20,000	16,245
Broadcom, Inc.(1)	3.50	02/15/41	25,000	19,667
Broadcom, Inc.(1)	3.75	02/15/51	20,000	15,128
Broadcom, Inc.(1)	4.93	05/15/37	15,000	14,394
Intel Corp.	3.05	08/12/51	10,000	6,052
Intel Corp.	3.10	02/15/60	10,000	5,718
Intel Corp.	3.25	11/15/49	15,000	9,566
Intel Corp.	3.73	12/08/47	15,000	10,435
Intel Corp.	4.10	05/19/46	10,000	7,508
Intel Corp.	4.10	05/11/47	10,000	7,442
Intel Corp.	4.60	03/25/40	10,000	8,571
Intel Corp.	4.75	03/25/50	20,000	16,338
Intel Corp.	4.90	07/29/45	10,000	8,476
Intel Corp.	4.90	08/05/52	15,000	12,449

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 3.5% (Continued)
Intel Corp.	4.95	03/25/60	$10,000	$8,219
Intel Corp.	5.05	08/05/62	10,000	8,324
Intel Corp.	5.60	02/21/54	10,000	9,273
Intel Corp.	5.63	02/10/43	10,000	9,525
Intel Corp.	5.70	02/10/53	15,000	14,030
Intel Corp.	5.90	02/10/63	10,000	9,483
Micron Technology, Inc.	3.37	11/01/41	5,000	3,720
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	05/11/41	10,000	7,511
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	11/30/51	5,000	3,356
				256,078
SOFTWARE – 4.3%
Electronic Arts, Inc.	2.95	02/15/51	5,000	3,302
Fidelity National Information Services, Inc.	3.10	03/01/41	5,000	3,712
Fiserv, Inc.	4.40	07/01/49	15,000	12,700
Oracle Corp.	3.60	04/01/40	25,000	19,901
Oracle Corp.	3.60	04/01/50	40,000	28,846
Oracle Corp.	3.65	03/25/41	20,000	15,848
Oracle Corp.	3.80	11/15/37	15,000	12,731
Oracle Corp.	3.85	07/15/36	10,000	8,668
Oracle Corp.	3.85	04/01/60	25,000	17,756
Oracle Corp.	3.90	05/15/35	10,000	8,890
Oracle Corp.	3.95	03/25/51	25,000	19,075
Oracle Corp.	4.00	07/15/46	25,000	19,661
Oracle Corp.	4.00	11/15/47	20,000	15,591
Oracle Corp.	4.10	03/25/61	15,000	11,160
Oracle Corp.	4.13	05/15/45	15,000	12,092
Oracle Corp.	4.38	05/15/55	5,000	4,044
Oracle Corp.	4.50	07/08/44	10,000	8,581
Oracle Corp.	5.38	07/15/40	15,000	14,691
Oracle Corp.	5.38	09/27/54	10,000	9,524
Oracle Corp.	5.50	09/27/64	10,000	9,448
Oracle Corp.	5.55	02/06/53	15,000	14,673
Oracle Corp.	6.13	07/08/39	15,000	15,880
Oracle Corp.	6.50	04/15/38	10,000	10,929
Oracle Corp.	6.90	11/09/52	20,000	23,020
				320,723
TELECOMMUNICATIONS – 13.9%
AT&T, Inc.	3.10	02/01/43	10,000	7,328
AT&T, Inc.	3.50	06/01/41	20,000	15,715
AT&T, Inc.	3.50	09/15/53	60,000	41,802
AT&T, Inc.	3.55	09/15/55	65,000	45,164
AT&T, Inc.	3.65	06/01/51	35,000	25,461
AT&T, Inc.	3.65	09/15/59	50,000	34,322
AT&T, Inc.	3.80	12/01/57	50,000	35,900
AT&T, Inc.	3.85	06/01/60	20,000	14,390
AT&T, Inc.	4.30	12/15/42	10,000	8,521
AT&T, Inc.	4.35	06/15/45	5,000	4,209
AT&T, Inc.	4.50	05/15/35	15,000	14,064

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 13.9% (Continued)
AT&T, Inc.	4.50	03/09/48	$10,000	$8,511
AT&T, Inc.	4.55	03/09/49	5,000	4,298
AT&T, Inc.	4.75	05/15/46	10,000	8,904
AT&T, Inc.	4.85	03/01/39	10,000	9,398
AT&T, Inc.	4.90	08/15/37	5,000	4,777
AT&T, Inc.	5.15	11/15/46	5,000	4,695
AT&T, Inc.	5.15	02/15/50	10,000	9,311
AT&T, Inc.	5.25	03/01/37	15,000	14,842
AT&T, Inc.	5.35	09/01/40	10,000	9,822
AT&T, Inc.	5.55	08/15/41	5,000	4,973
Bell Telephone Co. of Canada/Bell Canada	3.65	03/17/51	10,000	7,261
Bell Telephone Co. of Canada/Bell Canada	3.65	08/15/52	5,000	3,642
Bell Telephone Co. of Canada/Bell Canada	4.30	07/29/49	5,000	4,088
Bell Telephone Co. of Canada/Bell Canada	4.46	04/01/48	10,000	8,419
Bell Telephone Co. of Canada/Bell Canada	5.55	02/15/54	5,000	4,941
Corning, Inc.	5.35	11/15/48	10,000	9,694
Corning, Inc.	5.45	11/15/79	15,000	14,059
Nokia OYJ	6.63	05/15/39	5,000	5,140
Orange SA	5.38	01/13/42	5,000	4,906
Orange SA	5.50	02/06/44	10,000	9,944
Rogers Communications, Inc.	3.70	11/15/49	15,000	10,900
Rogers Communications, Inc.	4.30	02/15/48	10,000	8,052
Rogers Communications, Inc.	4.35	05/01/49	5,000	4,061
Rogers Communications, Inc.	4.50	03/15/42	5,000	4,315
Rogers Communications, Inc.	4.50	03/15/43	5,000	4,261
Rogers Communications, Inc.	4.55	03/15/52	10,000	8,299
Rogers Communications, Inc.	5.00	03/15/44	10,000	9,100
Rogers Communications, Inc.	5.45	10/01/43	5,000	4,805
Telefonica Emisiones SA	4.67	03/06/38	10,000	9,041
Telefonica Emisiones SA	4.90	03/06/48	10,000	8,748
Telefonica Emisiones SA	5.21	03/08/47	20,000	18,213
Telefonica Emisiones SA	5.52	03/01/49	10,000	9,522
Telefonica Emisiones SA	7.05	06/20/36	10,000	11,158
TELUS Corp.	4.30	06/15/49	5,000	3,988
TELUS Corp.	4.60	11/16/48	5,000	4,227
T-Mobile USA, Inc.	3.00	02/15/41	20,000	14,706
T-Mobile USA, Inc.	3.30	02/15/51	20,000	13,790
T-Mobile USA, Inc.	3.40	10/15/52	25,000	17,418
T-Mobile USA, Inc.	3.60	11/15/60	15,000	10,341
T-Mobile USA, Inc.	4.38	04/15/40	10,000	8,849
T-Mobile USA, Inc.	4.50	04/15/50	25,000	21,230
T-Mobile USA, Inc.	4.70	01/15/35	5,000	4,816
T-Mobile USA, Inc.	5.25	06/15/55	5,000	4,742
T-Mobile USA, Inc.	5.50	01/15/55	10,000	9,854
T-Mobile USA, Inc.	5.65	01/15/53	20,000	20,064
T-Mobile USA, Inc.	5.75	01/15/54	10,000	10,149
T-Mobile USA, Inc.	5.80	09/15/62	5,000	5,052
T-Mobile USA, Inc.	6.00	06/15/54	5,000	5,260

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 13.9% (Continued)
Verizon Communications, Inc.	2.65	11/20/40	$25,000	$17,488
Verizon Communications, Inc.	2.88	11/20/50	25,000	15,934
Verizon Communications, Inc.	2.99	10/30/56	30,000	18,590
Verizon Communications, Inc.	3.00	11/20/60	10,000	6,055
Verizon Communications, Inc.	3.40	03/22/41	35,000	27,125
Verizon Communications, Inc.	3.55	03/22/51	40,000	29,271
Verizon Communications, Inc.	3.70	03/22/61	30,000	21,343
Verizon Communications, Inc.	3.85	11/01/42	10,000	8,093
Verizon Communications, Inc.	3.88	03/01/52	10,000	7,682
Verizon Communications, Inc.	4.00	03/22/50	10,000	7,897
Verizon Communications, Inc.	4.13	08/15/46	10,000	8,164
Verizon Communications, Inc.	4.27	01/15/36	15,000	13,714
Verizon Communications, Inc.	4.40	11/01/34	25,000	23,493
Verizon Communications, Inc.(1)	4.78	02/15/35	10,000	9,640
Verizon Communications, Inc.	4.81	03/15/39	10,000	9,372
Verizon Communications, Inc.	4.86	08/21/46	30,000	27,596
Verizon Communications, Inc.	5.01	04/15/49	10,000	9,601
Verizon Communications, Inc.	5.01	08/21/54	5,000	4,605
Verizon Communications, Inc.	5.25	03/16/37	5,000	4,961
Verizon Communications, Inc.	5.50	02/23/54	5,000	4,975
Vodafone Group PLC	4.25	09/17/50	10,000	7,928
Vodafone Group PLC	4.38	02/19/43	5,000	4,377
Vodafone Group PLC	4.88	06/19/49	10,000	8,824
Vodafone Group PLC	5.00	05/30/38	5,000	4,793
Vodafone Group PLC	5.25	05/30/48	10,000	9,431
Vodafone Group PLC	5.63	02/10/53	10,000	9,732
Vodafone Group PLC	5.75	06/28/54	25,000	24,773
Vodafone Group PLC	5.75	02/10/63	5,000	4,817
Vodafone Group PLC	5.88	06/28/64	5,000	4,917
Vodafone Group PLC	6.15	02/27/37	10,000	10,657
				1,029,310
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	6.35	03/15/40	5,000	5,199

TRANSPORTATION – 2.2%
Canadian Pacific Railway Co.	3.00	12/02/41	10,000	7,438
Canadian Pacific Railway Co.	3.10	12/02/51	15,000	10,159
Canadian Pacific Railway Co.	3.50	05/01/50	5,000	3,690
Canadian Pacific Railway Co.	4.80	08/01/45	5,000	4,557
Canadian Pacific Railway Co.	6.13	09/15/15	5,000	5,215
FedEx Corp.	3.25	05/15/41	10,000	7,449
FedEx Corp.	3.88	08/01/42	5,000	3,975
FedEx Corp.	4.05	02/15/48	10,000	7,924
FedEx Corp.	4.10	04/15/43	5,000	4,091
FedEx Corp.	4.10	02/01/45	5,000	4,015
FedEx Corp.	4.40	01/15/47	5,000	4,141
FedEx Corp.	4.55	04/01/46	10,000	8,501
FedEx Corp.	4.75	11/15/45	10,000	8,760

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 2.2% (Continued)
FedEx Corp.	4.95	10/17/48	$5,000	$4,495
FedEx Corp.	5.10	01/15/44	5,000	4,661
FedEx Corp.	5.25	05/15/50	10,000	9,424
Norfolk Southern Corp.	3.16	05/15/55	10,000	6,580
Norfolk Southern Corp.	3.94	11/01/47	10,000	7,960
Norfolk Southern Corp.	4.10	05/15/21	10,000	7,193
Norfolk Southern Corp.	4.15	02/28/48	5,000	4,145
Norfolk Southern Corp.	4.45	06/15/45	10,000	8,730
Norfolk Southern Corp.	4.55	06/01/53	10,000	8,670
Norfolk Southern Corp.	4.84	10/01/41	10,000	9,366
Norfolk Southern Corp.	5.35	08/01/54	5,000	4,927
Norfolk Southern Corp.	5.95	03/15/64	5,000	5,294
				161,360
WATER – 0.6%
American Water Capital Corp.	3.25	06/01/51	5,000	3,493
American Water Capital Corp.	3.45	05/01/50	10,000	7,288
American Water Capital Corp.	3.75	09/01/47	5,000	3,854
American Water Capital Corp.	4.20	09/01/48	15,000	12,486
American Water Capital Corp.	4.30	12/01/42	5,000	4,358
American Water Capital Corp.	6.59	10/15/37	5,000	5,635
Essential Utilities, Inc.	5.30	05/01/52	10,000	9,442
				46,556
TOTAL CORPORATE BONDS (Cost - $7,217,660)				7,252,221

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
Citibank, New York	4.18	11/01/24	55,118	55,118
TOTAL SHORT-TERM INVESTMENTS (Cost - $55,118)				55,118

TOTAL INVESTMENTS – 98.7% (Cost - $7,272,778)				$7,307,339
OTHER ASSETS LESS LIABILITIES – 1.3%				97,619
NET ASSETS – 100.0%				$7,404,958

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $162,238 and represents 2.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 11.0%
BANKS – 0.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands(1)	4.38	10/14/25	$200,000	$198,876
Banco Nacional de Panama(1)	2.50	08/11/30	525,000	426,072
				624,948
CHEMICALS – 0.3%
CNAC HK Finbridge Co. Ltd.(1)	3.00	09/22/30	200,000	179,165
CNAC HK Finbridge Co. Ltd.(1)	4.13	07/19/27	200,000	195,875
CNAC HK Finbridge Co. Ltd.(1)	5.13	03/14/28	500,000	500,358
				875,398
COMMERCIAL SERVICES – 0.3%
DP World Crescent Ltd.(1)	3.88	07/18/29	200,000	191,562
DP World Crescent Ltd.(1)	4.85	09/26/28	200,000	199,900
DP World Crescent Ltd.(1)	5.50	09/13/33	400,000	408,125
				799,587
ELECTRIC – 1.1%
Comision Federal de Electricidad(1)	4.69	05/15/29	200,000	190,500
Eskom Holdings SOC Ltd.(1)	6.35	08/10/28	650,000	651,219
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	4.13	05/15/27	375,000	369,609
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	5.45	05/21/28	200,000	203,187
SPIC MTN Co. Ltd.(1)	1.63	07/27/25	225,000	219,446
State Grid Overseas Investment BVI Ltd.(1)	1.63	08/05/30	425,000	364,646
State Grid Overseas Investment BVI Ltd.(1)	3.50	05/04/27	600,000	587,055
Three Gorges Finance I Cayman Islands Ltd.(1)	3.15	06/02/26	225,000	220,347
				2,806,009
INSURANCE – 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong(1)	5.35	08/15/33	550,000	557,048

INVESTMENT COMPANIES – 2.1%
Abu Dhabi Developmental Holding Co. PJSC(1)	5.38	05/08/29	440,000	449,350
Abu Dhabi Developmental Holding Co. PJSC(1)	5.50	05/08/34	240,000	247,320
Gaci First Investment Co.(1)	4.75	02/14/30	200,000	197,125
Gaci First Investment Co.(1)	5.00	10/13/27	250,000	250,703
Gaci First Investment Co.(1)	5.00	01/29/29	250,000	249,844
Gaci First Investment Co.(1)	5.25	10/13/32	300,000	301,312
Gaci First Investment Co.(1)	5.25	01/29/34	450,000	449,437
MDGH GMTN RSC Ltd.(1)	2.50	05/21/26	275,000	265,705
MDGH GMTN RSC Ltd.(1)	2.88	11/07/29	225,000	206,157
MDGH GMTN RSC Ltd.(1)	2.88	05/21/30	200,000	181,750
MDGH GMTN RSC Ltd.(1)	3.38	03/28/32	200,000	181,938
MDGH GMTN RSC Ltd.(1)	4.38	11/22/33	200,000	190,000
MDGH GMTN RSC Ltd.(1)	5.50	04/28/33	200,000	206,000
Mdgh Sukuk Ltd.(1)	4.96	04/04/34	200,000	200,879
Suci Second Investment Co.(1)	4.38	09/10/27	300,000	296,159
Suci Second Investment Co.(1)	5.17	03/05/31	300,000	301,611
Suci Second Investment Co.(1)	6.00	10/25/28	800,000	832,500
Suci Second Investment Co.(1)	6.25	10/25/33	200,000	216,188
				5,223,978

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
MINING – 0.6%
Corp. Nacional del Cobre de Chile(1)	3.00	09/30/29	$325,000	$292,703
Corp. Nacional del Cobre de Chile(1)	3.15	01/14/30	350,000	315,219
Corp. Nacional del Cobre de Chile(1)	3.63	08/01/27	425,000	410,524
Corp. Nacional del Cobre de Chile(1)	5.95	01/08/34	350,000	355,359
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT(1)	5.45	05/15/30	200,000	200,480
				1,574,285
OIL & GAS – 5.4%
Adnoc Murban Rsc Ltd.(1)	4.25	09/11/29	220,000	214,087
Adnoc Murban Rsc Ltd.(1)	4.50	09/11/34	335,000	319,088
Bapco Energies BSC Closed(1)	7.50	10/25/27	525,000	543,703
EDO Sukuk Ltd.(1)	5.88	09/21/33	650,000	676,023
Pertamina Persero PT(1)	1.40	02/09/26	200,000	191,125
Petroleos de Venezuela SA(1)(2)	5.38	04/12/27	975,000	96,038
Petroleos de Venezuela SA(1)(2)	6.00	05/16/24	1,510,000	151,000
Petroleos de Venezuela SA(1)(2)	6.00	11/15/26	1,290,000	129,645
Petroleos de Venezuela SA(1)(2)	8.50	10/27/20	280,000	254,100
Petroleos de Venezuela SA(1)(2)	9.00	11/17/21	730,000	78,110
Petroleos de Venezuela SA(1)(2)	9.75	05/17/35	950,000	110,675
Petroleos de Venezuela SA(1)(2)	12.75	02/17/22	925,000	106,837
Petroleos del Peru SA(1)	4.75	06/19/32	550,000	422,125
Petroleos Mexicanos	4.50	01/23/26	175,000	170,548
Petroleos Mexicanos	5.35	02/12/28	400,000	373,276
Petroleos Mexicanos	5.95	01/28/31	750,000	646,875
Petroleos Mexicanos	6.49	01/23/27	250,000	247,097
Petroleos Mexicanos	6.50	03/13/27	800,000	785,112
Petroleos Mexicanos	6.50	01/23/29	300,000	282,327
Petroleos Mexicanos	6.70	02/16/32	1,300,000	1,156,597
Petroleos Mexicanos	6.84	01/23/30	400,000	369,100
Petroleos Mexicanos	6.88	08/04/26	500,000	500,000
Petroleos Mexicanos	8.75	06/02/29	300,000	303,844
Petroleos Mexicanos	10.00	02/07/33	325,000	343,817
Petronas Capital Ltd.(1)	2.48	01/28/32	875,000	741,799
Petronas Capital Ltd.(1)	3.50	04/21/30	1,450,000	1,354,612
QatarEnergy(1)	1.38	09/12/26	600,000	565,887
QatarEnergy(1)	2.25	07/12/31	1,100,000	947,375
Sinopec Group Overseas Development 2017 Ltd.(1)	3.63	04/12/27	250,000	245,215
Sinopec Group Overseas Development 2018 Ltd.(1)	1.45	01/08/26	450,000	433,492
Sinopec Group Overseas Development 2018 Ltd.(1)	2.30	01/08/31	225,000	198,614
Sinopec Group Overseas Development 2018 Ltd.(1)	2.70	05/13/30	475,000	435,200
Sinopec Group Overseas Development 2018 Ltd.(1)	2.95	11/12/29	250,000	233,650
				13,626,993
PIPELINES – 0.5%
Southern Gas Corridor CJSC(1)	6.88	03/24/26	1,350,000	1,379,113

TRANSPORTATION – 0.2%
Transnet SOC Ltd.(1)	8.25	02/06/28	550,000	561,859

TOTAL CORPORATE BONDS (Cost - $27,813,212)				28,029,218

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT AGENCIES AND OBLIGATIONS – 87.2%
GOVERNMENT AGENCIES – 3.3%
Bank Gospodarstwa Krajowego(1)	5.38	05/22/33	$900,000	$895,694
Bank Gospodarstwa Krajowego(1)	5.75	07/09/34	1,000,000	1,013,430
Bank Gospodarstwa Krajowego(1)	6.25	10/31/28	700,000	734,265
China Development Bank(1)	1.00	10/27/25	225,000	216,863
Export-Import Bank of China(1)	2.88	04/26/26	200,000	195,115
Export-Import Bank of China(1)	3.88	05/16/26	550,000	545,229
Export-Import Bank of India(1)	2.25	01/13/31	700,000	597,187
Export-Import Bank of India(1)	3.25	01/15/30	600,000	551,718
Export-Import Bank of India(1)	3.38	08/05/26	575,000	560,918
Export-Import Bank of India(1)	3.88	02/01/28	675,000	655,489
Export-Import Bank of India(1)	5.50	01/18/33	750,000	767,578
Finance Department Government of Sharjah(1)	6.50	11/23/32	200,000	211,313
Magyar Export-Import Bank Zrt(1)	6.13	12/04/27	850,000	867,531
MFB Magyar Fejlesztesi Bank Zrt(1)	6.50	06/29/28	725,000	747,203
				8,559,533
GOVERNMENT OBLIGATIONS – 83.9%
Abu Dhabi Government International Bond(1)	1.63	06/02/28	400,000	362,502
Abu Dhabi Government International Bond(1)	1.70	03/02/31	300,000	252,834
Abu Dhabi Government International Bond(1)	1.88	09/15/31	350,000	293,685
Abu Dhabi Government International Bond(1)	2.50	09/30/29	850,000	776,955
Abu Dhabi Government International Bond(1)	3.13	05/03/26	650,000	636,682
Abu Dhabi Government International Bond(1)	3.13	10/11/27	800,000	771,808
Abu Dhabi Government International Bond(1)	3.13	04/16/30	626,000	583,902
Abu Dhabi Government International Bond(1)	4.88	04/30/29	350,000	355,906
Abu Dhabi Government International Bond(1)	5.00	04/30/34	300,000	306,188
Angolan Government International Bond(1)	8.00	11/26/29	1,250,000	1,148,437
Angolan Government International Bond(1)	8.25	05/09/28	1,150,000	1,099,544
Angolan Government International Bond(1)	8.75	04/14/32	1,200,000	1,089,696
Argentine Republic Government International Bond(3)	0.75	07/09/30	4,252,800	2,862,134
Argentine Republic Government International Bond	1.00	07/09/29	750,000	539,250
Argentine Republic Government International Bond(3)	3.50	07/09/41	3,000,000	1,545,000
Argentine Republic Government International Bond(3)	4.13	07/09/35	5,880,000	3,263,400
Argentine Republic Government International Bond(3)	5.00	01/09/38	3,285,000	1,967,715
Bahrain Government International Bond(1)	5.25	01/25/33	400,000	367,500
Bahrain Government International Bond(1)	5.45	09/16/32	700,000	655,634
Bahrain Government International Bond(1)	5.63	09/30/31	675,000	648,844
Bahrain Government International Bond(1)	5.63	05/18/34	550,000	511,671
Bahrain Government International Bond(1)	6.75	09/20/29	800,000	821,000
Bahrain Government International Bond(1)	7.00	01/26/26	725,000	734,063
Bahrain Government International Bond(1)	7.00	10/12/28	850,000	886,656
Bahrain Government International Bond(1)	7.38	05/14/30	475,000	502,284
Bolivian Government International Bond(1)	4.50	03/20/28	600,000	384,000
Brazilian Government International Bond	2.88	06/06/25	525,000	517,789
Brazilian Government International Bond	3.75	09/12/31	575,000	508,159
Brazilian Government International Bond	3.88	06/12/30	1,275,000	1,162,468

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Brazilian Government International Bond	4.50	05/30/29	$950,000	$915,800
Brazilian Government International Bond	4.63	01/13/28	1,000,000	992,285
Brazilian Government International Bond	6.00	04/07/26	950,000	963,252
Brazilian Government International Bond	6.00	10/20/33	900,000	894,150
Brazilian Government International Bond	6.13	01/22/32	600,000	605,100
Brazilian Government International Bond	6.13	03/15/34	825,000	819,233
Brazilian Government International Bond	6.25	03/18/31	775,000	790,663
Brazilian Government International Bond	8.25	01/20/34	575,000	665,131
CBB International Sukuk Co. 7 SPC(1)	6.88	10/05/25	675,000	684,703
CBB International Sukuk Programme Co. W.L.L.(1)	3.88	05/18/29	675,000	633,234
CBB International Sukuk Programme Co. W.L.L.(1)	3.95	09/16/27	600,000	576,563
CBB International Sukuk Programme Co. W.L.L.(1)	4.50	03/30/27	675,000	661,078
CBB International Sukuk Programme Co. W.L.L.(1)	6.00	02/12/31	550,000	564,609
CBB International Sukuk Programme Co. W.L.L.(1)	6.25	10/18/30	500,000	518,750
Chile Government International Bond	2.45	01/31/31	440,000	383,460
Chile Government International Bond	2.55	01/27/32	525,000	450,187
Chile Government International Bond	2.55	07/27/33	750,000	621,375
Chile Government International Bond	2.75	01/31/27	425,000	406,512
Chile Government International Bond	3.24	02/06/28	550,000	526,350
Chile Government International Bond	3.50	01/31/34	475,000	421,087
Chile Government International Bond	4.85	01/22/29	550,000	551,650
China Government International Bond(1)	0.55	10/21/25	500,000	481,793
China Government International Bond(1)	1.20	10/21/30	550,000	470,313
China Government International Bond(1)	1.25	10/26/26	500,000	473,318
China Government International Bond(1)	1.75	10/26/31	250,000	215,843
China Government International Bond(1)	2.13	12/03/29	625,000	572,675
China Government International Bond(1)	2.63	11/02/27	250,000	241,725
China Government International Bond(1)	3.50	10/19/28	200,000	196,185
Colombia Government International Bond	3.00	01/30/30	500,000	417,000
Colombia Government International Bond	3.13	04/15/31	1,085,000	866,372
Colombia Government International Bond	3.25	04/22/32	750,000	580,500
Colombia Government International Bond	3.88	04/25/27	825,000	791,175
Colombia Government International Bond	4.50	01/28/26	550,000	545,050
Colombia Government International Bond	4.50	03/15/29	950,000	883,500
Colombia Government International Bond	7.50	02/02/34	800,000	794,400
Colombia Government International Bond	8.00	04/20/33	800,000	823,600
Costa Rica Government International Bond(1)	6.13	02/19/31	756,000	771,120
Costa Rica Government International Bond(1)	6.55	04/03/34	1,000,000	1,041,563
Dominican Republic International Bond(1)	4.50	01/30/30	1,100,000	1,023,000
Dominican Republic International Bond(1)	4.88	09/23/32	1,650,000	1,509,750
Dominican Republic International Bond(1)	5.50	02/22/29	850,000	835,656
Dominican Republic International Bond(1)	5.95	01/25/27	875,000	878,063
Dominican Republic International Bond(1)	6.00	07/19/28	850,000	856,328
Dominican Republic International Bond(1)	6.00	02/22/33	975,000	961,350
Dominican Republic International Bond(1)	6.88	01/29/26	800,000	811,200
Dominican Republic International Bond(1)	7.05	02/03/31	700,000	731,707
Ecuador Government International Bond(1)	ZCP	07/31/30	800,000	439,000
Ecuador Government International Bond(1)(3)	5.50	07/31/35	4,950,000	2,752,200

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Ecuador Government International Bond(1)(3)	6.90	07/31/30	$2,125,000	$1,469,438
Egypt Government International Bond(1)	5.80	09/30/27	650,000	612,625
Egypt Government International Bond(1)	5.88	06/11/25	825,000	825,000
Egypt Government International Bond(1)	5.88	02/16/31	825,000	686,817
Egypt Government International Bond(1)	6.59	02/21/28	575,000	546,175
Egypt Government International Bond(1)	7.05	01/15/32	650,000	560,222
Egypt Government International Bond(1)	7.30	09/30/33	450,000	381,517
Egypt Government International Bond(1)	7.50	01/31/27	1,025,000	1,022,443
Egypt Government International Bond(1)	7.60	03/01/29	975,000	934,888
Egypt Government International Bond(1)	7.63	05/29/32	925,000	812,844
Egyptian Financial Co. for Sovereign Taskeek(1)	10.88	02/28/26	700,000	731,281
El Salvador Government International Bond(1)	9.25	04/17/30	575,000	572,125
Ethiopia International Bond(1)(2)	6.63	12/11/24	550,000	430,891
Ghana Government International Bond(1)(3)	5.00	07/03/29	1,892,850	1,630,217
Ghana Government International Bond(1)(3)	5.00	07/03/35	2,727,900	1,902,710
Hazine Mustesarligi Varlik Kiralama AS(1)	5.13	06/22/26	475,000	471,438
Hazine Mustesarligi Varlik Kiralama AS(1)	7.25	02/24/27	850,000	878,953
Hazine Mustesarligi Varlik Kiralama AS(1)	8.51	01/14/29	625,000	677,539
Hazine Mustesarligi Varlik Kiralama AS(1)	9.76	11/13/25	650,000	678,844
Hungary Government International Bond(1)	2.13	09/22/31	1,350,000	1,085,063
Hungary Government International Bond(1)	5.25	06/16/29	1,250,000	1,241,406
Hungary Government International Bond(1)	5.50	06/16/34	885,000	868,130
Hungary Government International Bond(1)	6.13	05/22/28	1,300,000	1,334,775
Hungary Government International Bond(1)	6.25	09/22/32	1,200,000	1,249,500
Indonesia Government International Bond	1.85	03/12/31	250,000	209,844
Indonesia Government International Bond	2.15	07/28/31	400,000	337,750
Indonesia Government International Bond	2.85	02/14/30	250,000	228,047
Indonesia Government International Bond	3.50	01/11/28	325,000	314,539
Indonesia Government International Bond	3.55	03/31/32	300,000	275,250
Indonesia Government International Bond(1)	3.85	07/18/27	200,000	197,125
Indonesia Government International Bond	3.85	10/15/30	475,000	452,289
Indonesia Government International Bond	4.10	04/24/28	200,000	197,062
Indonesia Government International Bond(1)	4.35	01/08/27	250,000	249,531
Indonesia Government International Bond	4.55	01/11/28	220,000	219,794
Indonesia Government International Bond	4.65	09/20/32	250,000	244,630
Indonesia Government International Bond(1)	4.75	01/08/26	500,000	501,938
Indonesia Government International Bond	4.75	02/11/29	225,000	225,511
Indonesia Government International Bond	4.75	09/10/34	225,000	220,710
Indonesia Government International Bond	4.85	01/11/33	200,000	197,750
Iraq International Bond(1)	5.80	01/15/28	382,813	369,773
Ivory Coast Government International Bond(1)	6.13	06/15/33	750,000	681,555
Ivory Coast Government International Bond(1)	7.63	01/30/33	725,000	721,455
Jamaica Government International Bond	6.75	04/28/28	755,000	784,822
Jordan Government International Bond(1)	5.75	01/31/27	800,000	787,000
Jordan Government International Bond(1)	5.85	07/07/30	700,000	663,908
Jordan Government International Bond(1)	6.13	01/29/26	600,000	598,688
Jordan Government International Bond(1)	7.50	01/13/29	825,000	838,406
Kazakhstan Government International Bond(1)	5.13	07/21/25	1,650,000	1,651,601

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
KSA Sukuk Ltd.(1)	2.25	05/17/31	$575,000	$491,266
KSA Sukuk Ltd.(1)	2.97	10/29/29	375,000	346,055
KSA Sukuk Ltd.(1)	3.63	04/20/27	1,000,000	980,312
KSA Sukuk Ltd.(1)	4.27	05/22/29	600,000	591,375
KSA Sukuk Ltd.(1)	4.30	01/19/29	450,000	444,375
KSA Sukuk Ltd.(1)	4.51	05/22/33	400,000	388,625
KSA Sukuk Ltd.(1)	5.25	06/04/27	200,000	203,001
KSA Sukuk Ltd.(1)	5.25	06/04/30	200,000	203,313
KSA Sukuk Ltd.(1)	5.25	06/04/34	450,000	456,609
KSA Sukuk Ltd.(1)	5.27	10/25/28	525,000	537,797
Kuwait International Government Bond(1)	3.50	03/20/27	3,050,000	2,999,294
Latvia Government International Bond(1)	5.13	07/30/34	750,000	747,143
Lebanon Government International Bond(1)(2)	6.00	01/27/23	600,000	51,000
Lebanon Government International Bond(1)(2)	6.10	10/04/22	1,700,000	144,500
Lebanon Government International Bond(1)(2)	6.65	02/26/30	1,600,000	136,000
Lebanon Government International Bond(1)(2)	6.85	03/23/27	1,450,000	123,250
Lebanon Government International Bond(1)(2)	8.25	04/12/21	1,200,000	102,000
Malaysia Sukuk Global Bhd(1)	3.18	04/27/26	650,000	637,813
Mexico Government International Bond	2.66	05/24/31	625,000	520,508
Mexico Government International Bond	3.25	04/16/30	450,000	400,950
Mexico Government International Bond	3.50	02/12/34	500,000	407,969
Mexico Government International Bond	3.75	01/11/28	325,000	312,711
Mexico Government International Bond	4.13	01/21/26	325,000	323,070
Mexico Government International Bond	4.15	03/28/27	425,000	418,758
Mexico Government International Bond	4.50	04/22/29	650,000	629,687
Mexico Government International Bond	4.75	04/27/32	300,000	279,844
Mexico Government International Bond	4.88	05/19/33	475,000	437,950
Mexico Government International Bond	5.00	05/07/29	180,000	176,962
Mexico Government International Bond	5.40	02/09/28	150,000	150,891
Mexico Government International Bond	6.75	09/27/34	400,000	417,750
Mexico Government International Bond	8.30	08/15/31	300,000	353,906
Morocco Government International Bond(1)	3.00	12/15/32	600,000	497,063
Morocco Government International Bond(1)	5.95	03/08/28	730,000	741,680
Morocco Government International Bond(1)	6.50	09/08/33	900,000	947,813
Nigeria Government International Bond(1)	6.13	09/28/28	1,000,000	905,625
Nigeria Government International Bond(1)	6.50	11/28/27	1,050,000	994,219
Nigeria Government International Bond(1)	7.14	02/23/30	750,000	679,219
Nigeria Government International Bond(1)	7.38	09/28/33	1,000,000	847,805
Nigeria Government International Bond(1)	7.63	11/21/25	650,000	650,203
Nigeria Government International Bond(1)	7.88	02/16/32	1,125,000	1,014,258
Nigeria Government International Bond(1)	8.38	03/24/29	725,000	700,655
Nigeria Government International Bond(1)	8.75	01/21/31	600,000	575,352
Oman Government International Bond(1)	4.75	06/15/26	1,275,000	1,263,034
Oman Government International Bond(1)	5.38	03/08/27	925,000	928,180
Oman Government International Bond(1)	5.63	01/17/28	1,275,000	1,282,969
Oman Government International Bond(1)	6.00	08/01/29	925,000	948,111
Oman Government International Bond(1)	6.25	01/25/31	950,000	991,859
Oman Government International Bond(1)	6.75	10/28/27	825,000	859,547

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Oman Government International Bond(1)	7.38	10/28/32	$650,000	$728,000
Oman Sovereign Sukuk Co.(1)	4.88	06/15/30	1,000,000	1,007,813
Oman Sovereign Sukuk Co.(1)	5.93	10/31/25	650,000	656,906
Pakistan Global Sukuk Programme Co. Ltd.(1)	7.95	01/31/29	775,000	723,898
Pakistan Government International Bond(1)	6.00	04/08/26	775,000	729,469
Pakistan Government International Bond(1)	6.88	12/05/27	1,075,000	976,234
Pakistan Government International Bond(1)	7.38	04/08/31	825,000	700,219
Panama Government International Bond	2.25	09/29/32	1,000,000	734,750
Panama Government International Bond	3.16	01/23/30	725,000	625,352
Panama Government International Bond	3.30	01/19/33	450,000	355,387
Panama Government International Bond	3.88	03/17/28	500,000	470,500
Panama Government International Bond	7.50	03/01/31	425,000	447,525
Paraguay Government International Bond(1)	4.95	04/28/31	650,000	634,359
Perusahaan Penerbit SBSN Indonesia III(1)	1.50	06/09/26	250,000	238,509
Perusahaan Penerbit SBSN Indonesia III(1)	2.55	06/09/31	250,000	217,950
Perusahaan Penerbit SBSN Indonesia III(1)	2.80	06/23/30	200,000	180,032
Perusahaan Penerbit SBSN Indonesia III(1)	4.15	03/29/27	350,000	346,937
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	06/06/27	550,000	549,656
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	03/01/28	325,000	322,988
Perusahaan Penerbit SBSN Indonesia III(1)	4.45	02/20/29	400,000	396,310
Perusahaan Penerbit SBSN Indonesia III(1)	4.55	03/29/26	325,000	326,016
Perusahaan Penerbit SBSN Indonesia III(1)	4.70	06/06/32	500,000	494,215
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/02/34	200,000	202,775
Perusahaan Penerbit SBSN Indonesia III(1)	5.40	11/15/28	200,000	205,170
Perusahaan Penerbit SBSN Indonesia III(1)	5.60	11/15/33	200,000	209,486
Peruvian Government International Bond	1.86	12/01/32	505,000	393,111
Peruvian Government International Bond	2.78	01/23/31	1,625,000	1,413,750
Peruvian Government International Bond	3.00	01/15/34	1,165,000	961,489
Peruvian Government International Bond	8.75	11/21/33	1,090,000	1,336,953
Philippine Government International Bond	1.65	06/10/31	450,000	370,406
Philippine Government International Bond	2.46	05/05/30	375,000	335,039
Philippine Government International Bond	3.00	02/01/28	850,000	807,766
Philippine Government International Bond	3.75	01/14/29	450,000	435,656
Philippine Government International Bond	5.00	07/17/33	530,000	532,153
Philippine Government International Bond	5.25	05/14/34	400,000	407,500
Philippine Government International Bond	5.50	03/30/26	375,000	380,409
Philippine Government International Bond	6.38	01/15/32	350,000	382,375
Philippine Government International Bond	6.38	10/23/34	725,000	802,258
Philippine Government International Bond	7.75	01/14/31	700,000	812,000
Philippine Government International Bond	9.50	02/02/30	850,000	1,034,875
Qatar Government International Bond(1)	3.25	06/02/26	1,150,000	1,129,516
Qatar Government International Bond(1)	3.75	04/16/30	1,000,000	967,188
Qatar Government International Bond(1)	4.00	03/14/29	1,450,000	1,428,703
Qatar Government International Bond(1)	4.50	04/23/28	850,000	853,719
Qatar Government International Bond(1)	4.63	05/29/29	400,000	404,875
Qatar Government International Bond(1)	4.75	05/29/34	400,000	406,250
Qatar Government International Bond(1)	9.75	06/15/30	475,000	603,547
Republic of Azerbaijan International Bond(1)	3.50	09/01/32	650,000	565,500

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Republic of Kenya Government International Bond(1)	6.30	01/23/34	$700,000	$568,750
Republic of Kenya Government International Bond(1)	7.25	02/28/28	600,000	575,784
Republic of Kenya Government International Bond(1)	8.00	05/22/32	700,000	645,750
Republic of Kenya Government International Bond(1)	9.75	02/16/31	1,025,000	1,034,292
Republic of Poland Government International Bond	3.25	04/06/26	920,000	904,470
Republic of Poland Government International Bond	4.63	03/18/29	865,000	867,279
Republic of Poland Government International Bond	4.88	10/04/33	1,435,000	1,415,556
Republic of Poland Government International Bond	5.13	09/18/34	1,725,000	1,709,104
Republic of Poland Government International Bond	5.50	11/16/27	865,000	892,282
Republic of Poland Government International Bond	5.75	11/16/32	875,000	914,305
Republic of South Africa Government International Bond	4.30	10/12/28	1,190,000	1,126,781
Republic of South Africa Government International Bond	4.85	09/27/27	650,000	637,406
Republic of South Africa Government International Bond	4.85	09/30/29	1,200,000	1,133,250
Republic of South Africa Government International Bond	4.88	04/14/26	800,000	792,500
Republic of South Africa Government International Bond	5.88	09/16/25	1,045,000	1,047,482
Republic of South Africa Government International Bond	5.88	06/22/30	825,000	806,437
Republic of South Africa Government International Bond	5.88	04/20/32	725,000	694,187
Romanian Government International Bond(1)	3.00	02/27/27	900,000	857,250
Romanian Government International Bond(1)	3.00	02/14/31	830,000	704,463
Romanian Government International Bond(1)	3.63	03/27/32	710,000	611,266
Romanian Government International Bond(1)	5.25	11/25/27	630,000	627,638
Romanian Government International Bond(1)	5.88	01/30/29	1,300,000	1,309,344
Romanian Government International Bond(1)	6.00	05/25/34	750,000	733,050
Romanian Government International Bond(1)	6.38	01/30/34	1,200,000	1,200,750
Romanian Government International Bond(1)	6.63	02/17/28	1,050,000	1,084,781
Romanian Government International Bond(1)	7.13	01/17/33	1,060,000	1,123,931
ROP Sukuk Trust(1)	5.05	06/06/29	450,000	456,750
Saudi Government International Bond(1)	2.25	02/02/33	650,000	527,313
Saudi Government International Bond(1)	2.50	02/03/27	275,000	262,969
Saudi Government International Bond(1)	2.75	02/03/32	225,000	196,102
Saudi Government International Bond(1)	2.90	10/22/25	350,000	343,649
Saudi Government International Bond(1)	3.25	10/26/26	1,050,000	1,024,406
Saudi Government International Bond(1)	3.25	10/22/30	300,000	275,813
Saudi Government International Bond(1)	3.63	03/04/28	1,275,000	1,235,953
Saudi Government International Bond(1)	4.38	04/16/29	850,000	840,437
Saudi Government International Bond(1)	4.50	04/17/30	500,000	492,969
Saudi Government International Bond(1)	4.75	01/18/28	475,000	478,414
Saudi Government International Bond(1)	4.75	01/16/30	700,000	697,156
Saudi Government International Bond(1)	4.88	07/18/33	675,000	669,727
Saudi Government International Bond(1)	5.00	01/16/34	775,000	771,609
Saudi Government International Bond(1)	5.50	10/25/32	500,000	517,344
Senegal Government International Bond(1)	6.25	05/23/33	625,000	517,797
Serbia International Bond(1)	2.13	12/01/30	900,000	747,000
Serbia International Bond(1)	6.00	06/12/34	1,000,000	1,003,125
Serbia International Bond(1)	6.50	09/26/33	550,000	575,781
Sharjah Sukuk Program Ltd.(1)	2.94	06/10/27	225,000	212,840
Sharjah Sukuk Program Ltd.(1)	3.23	10/23/29	200,000	182,695
Sharjah Sukuk Program Ltd.(1)	3.85	04/03/26	200,000	196,602

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Sharjah Sukuk Program Ltd.(1)	4.23	03/14/28	$450,000	$438,192
Sri Lanka Government International Bond(1)(2)	5.75	04/18/23	825,000	507,375
Sri Lanka Government International Bond(1)(2)	6.20	05/11/27	1,000,000	626,250
Sri Lanka Government International Bond(1)(2)	6.75	04/18/28	825,000	522,844
Sri Lanka Government International Bond(1)(2)	6.83	07/18/26	700,000	439,691
Sri Lanka Government International Bond(1)(2)	6.85	03/14/24	600,000	369,000
Sri Lanka Government International Bond(1)(2)	6.85	11/03/25	1,000,000	635,000
Sri Lanka Government International Bond(1)(2)	7.55	03/28/30	1,375,000	862,812
Sri Lanka Government International Bond(1)(2)	7.85	03/14/29	450,000	283,923
Trinidad & Tobago Government International Bond(1)	4.50	08/04/26	600,000	587,100
Turkiye Government International Bond	4.25	04/14/26	325,000	321,344
Turkiye Government International Bond	4.75	01/26/26	450,000	449,297
Turkiye Government International Bond	4.88	10/09/26	750,000	744,844
Turkiye Government International Bond	5.13	02/17/28	440,000	430,787
Turkiye Government International Bond	5.25	03/13/30	825,000	778,800
Turkiye Government International Bond	5.88	06/26/31	300,000	284,812
Turkiye Government International Bond	5.95	01/15/31	600,000	573,000
Turkiye Government International Bond	6.00	03/25/27	850,000	861,422
Turkiye Government International Bond	6.13	10/24/28	650,000	653,859
Turkiye Government International Bond	6.38	10/14/25	500,000	507,312
Turkiye Government International Bond	6.50	09/20/33	500,000	482,500
Turkiye Government International Bond	7.13	07/17/32	500,000	502,030
Turkiye Government International Bond	7.63	04/26/29	625,000	655,078
Turkiye Government International Bond	7.63	05/15/34	650,000	671,734
Turkiye Government International Bond	8.00	02/14/34	315,000	339,609
Turkiye Government International Bond	8.60	09/24/27	425,000	459,000
Turkiye Government International Bond	9.13	07/13/30	600,000	670,875
Turkiye Government International Bond	9.38	03/14/29	450,000	502,312
Turkiye Government International Bond	9.38	01/19/33	600,000	686,625
Turkiye Government International Bond	9.88	01/15/28	725,000	810,867
Turkiye Government International Bond	11.88	01/15/30	325,000	412,242
UAE Government International Bond(1)	2.00	10/19/31	225,000	191,039
UAE Government International Bond(1)	4.05	07/07/32	450,000	433,688
UAE Government International Bond(1)	4.86	07/02/34	200,000	202,000
UAE Government International Bond(1)	4.92	09/25/33	400,000	405,625
Ukraine Government International Bond(1)(3)	ZCP	02/01/34	1,270,663	470,463
Ukraine Government International Bond(1)(3)	1.75	02/01/29	748,432	450,743
Ukraine Government International Bond(1)(3)	1.75	02/01/34	2,077,647	981,169
Uruguay Government International Bond	4.38	10/27/27	925,000	922,977
Uruguay Government International Bond	4.38	01/23/31	1,420,000	1,400,031
Uruguay Government International Bond	5.75	10/28/34	1,400,000	1,478,312
Venezuela Government International Bond(1)(2)	6.00	12/09/20	360,000	43,380
Venezuela Government International Bond(1)(2)	7.65	04/21/25	390,000	53,625
Venezuela Government International Bond(1)(2)	7.75	10/13/19	750,000	95,250
Venezuela Government International Bond(1)(2)	8.25	10/13/24	800,000	110,000
Venezuela Government International Bond(1)(2)	9.00	05/07/23	680,000	93,160
Venezuela Government International Bond(2)	9.25	09/15/27	1,115,000	175,612
Venezuela Government International Bond(1)(2)	9.25	05/07/28	635,000	95,250
Venezuela Government International Bond(2)	9.38	01/13/34	365,000	60,407

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount		Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Venezuela Government International Bond(1)(2)	11.75	10/21/26		$1,125,000	$180,000
Venezuela Government International Bond(1)(2)	11.95	08/05/31		1,465,000	234,400
Venezuela Government International Bond(1)(2)	12.75	08/23/22		900,000	144,450
Zambia Government International Bond(1)(3)	5.75	06/30/33		809,516	711,401
					213,674,910
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $211,620,440)					222,234,443

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Citibank, London	2.09	11/01/24	EUR	1,004	1,090
Royal Bank of Canada, Toronto	4.18	11/01/24		974,471	974,471
TOTAL SHORT-TERM INVESTMENTS (Cost - $975,561)					975,561

TOTAL INVESTMENTS – 98.6% (Cost - $240,409,213)					$251,239,222
OTHER ASSETS LESS LIABILITIES – 1.4%					3,617,108
NET ASSETS – 100.0%					$254,856,330

ZCP	Indicates a zero coupon rate.
EUR	Euro.

(1)	Security was purchased pursuant to Regulation S under the Securities Act of 1933 and may not be resold subject to that Regulation except to qualified institutional buyers. The aggregate value of Regulation S holdings at October 31, 2024, amounts to $166,456,386 and represents 65.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2024

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of October 31, 2024:

Country	Percent of Net Assets
Angola	1.3%
Argentina	4.0%
Azerbaijan	0.8%
Bahrain	3.7%
Bolivia	0.2%
Brazil	3.5%
Chile	1.9%
China	2.8%
Colombia	2.2%
Costa Rica	0.7%
Dominican Republic	3.0%
Ecuador	1.8%
Egypt	2.8%
El Salvador	0.2%
Ethiopia	0.2%
Ghana	1.4%
Hong Kong	0.2%
Hungary	2.9%
India	1.2%
Indonesia	3.4%
Iraq	0.1%
Ivory Coast	0.6%
Jamaica	0.3%
Jordan	1.1%
Kazakhstan	0.6%
Kenya	1.1%
Kuwait	1.2%
Latvia	0.3%
Lebanon	0.2%
Country	Percent of Net Assets
Malaysia	1.1%
Mexico	4.1%
Morocco	0.9%
Nigeria	2.5%
Oman	3.7%
Pakistan	1.2%
Panama	1.2%
Paraguay	0.2%
Peru	1.8%
Philippines	2.7%
Poland	3.7%
Qatar	2.9%
Romania	3.2%
Saudi Arabia	6.3%
Senegal	0.2%
Serbia	0.9%
South Africa	2.9%
Sri Lanka	1.7%
Trinidad And Tobago	0.2%
Turkey	5.7%
Ukraine	0.7%
United Arab Emirates	4.0%
Uruguay	1.5%
Venezuela	0.9%
Zambia	0.3%
Other*	1.8%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 105.6%
GOVERNMENT OBLIGATIONS – 99.4%
U.S. Treasury Bill	ZCP	11/07/24	$11,291,200	$11,282,443
U.S. Treasury Bill	ZCP	11/14/24	13,545,200	13,522,554
U.S. Treasury Bill	ZCP	11/19/24	11,578,000	11,551,214
U.S. Treasury Bill	ZCP	11/21/24	15,423,200	15,383,763
U.S. Treasury Bill	ZCP	11/26/24	6,054,400	6,035,081
U.S. Treasury Bill	ZCP	11/29/24	31,838,800	31,725,051
U.S. Treasury Bill	ZCP	12/05/24	11,041,400	10,993,459
U.S. Treasury Bill	ZCP	12/12/24	9,061,200	9,013,933
U.S. Treasury Bill	ZCP	12/26/24	50,479,500	50,127,684
U.S. Treasury Bill	ZCP	01/02/25	16,170,000	16,044,463
U.S. Treasury Bill	ZCP	01/14/25	7,418,900	7,351,143
U.S. Treasury Bill	ZCP	01/23/25	50,813,700	50,294,431
U.S. Treasury Bill	ZCP	01/30/25	7,188,000	7,108,323
U.S. Treasury Bill	ZCP	02/11/25	8,000,000	7,899,589
U.S. Treasury Bill	ZCP	02/20/25	40,317,900	39,768,207
U.S. Treasury Bill	ZCP	03/20/25	41,464,500	40,765,375
U.S. Treasury Bill	ZCP	04/03/25	7,627,100	7,485,944
U.S. Treasury Bill	ZCP	04/17/25	64,796,500	63,498,410
U.S. Treasury Bill	ZCP	05/15/25	83,507,500	81,603,435
U.S. Treasury Bill	ZCP	06/12/25	84,420,400	82,245,872
U.S. Treasury Bill	ZCP	07/10/25	84,410,000	81,975,134
U.S. Treasury Bill	ZCP	08/07/25	84,427,200	81,721,174
U.S. Treasury Bill	ZCP	09/04/25	83,307,000	80,367,156
U.S. Treasury Bill	ZCP	10/02/25	45,000,000	43,290,621
U.S. Treasury Bill	ZCP	10/30/25	46,000,000	44,108,554
TOTAL GOVERNMENT OBLIGATIONS (Cost - $894,453,969)				895,163,013

TIME DEPOSITS – 6.2%
Sumitomo Mitsui Trust Bank, London	4.18	11/01/24	55,418,634	55,418,634
TOTAL TIME DEPOSITS (Cost - $55,418,634)				55,418,634

TOTAL SHORT-TERM INVESTMENTS (Cost - $949,872,603)				950,581,647

TOTAL INVESTMENTS – 105.6% (Cost - $949,872,603)				$950,581,647
OTHER ASSETS LESS LIABILITIES – (5.6)%				(50,638,847)
NET ASSETS – 100.0%				$899,942,800

ZCP	Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	6.88	08/15/25	$786,200	$804,212
U.S. Treasury Note	0.25	05/31/25	11,429,200	11,157,533
U.S. Treasury Note	0.25	06/30/25	11,198,400	10,899,411
U.S. Treasury Note	0.25	07/31/25	12,047,500	11,685,369
U.S. Treasury Note	0.25	08/31/25	12,611,800	12,189,108
U.S. Treasury Note	0.25	09/30/25	13,447,800	12,959,004
U.S. Treasury Note	0.25	10/31/25	12,070,500	11,595,224
U.S. Treasury Note	0.38	04/30/25	181,300	177,713
U.S. Treasury Note	0.38	11/30/25	11,548,200	11,072,288
U.S. Treasury Note	0.38	12/31/25	10,849,300	10,372,736
U.S. Treasury Note	0.38	01/31/26	11,478,900	10,943,293
U.S. Treasury Note	0.50	02/28/26	11,197,600	10,658,497
U.S. Treasury Note	0.75	03/31/26	11,183,000	10,653,773
U.S. Treasury Note	0.75	04/30/26	9,000,000	8,551,231
U.S. Treasury Note	1.63	02/15/26	10,391,500	10,053,979
U.S. Treasury Note	1.63	05/15/26	9,500,000	9,138,740
U.S. Treasury Note	2.00	08/15/25	14,484,300	14,218,660
U.S. Treasury Note	2.13	05/15/25	14,083,100	13,911,462
U.S. Treasury Note	2.25	11/15/25	12,960,300	12,689,197
U.S. Treasury Note	2.25	03/31/26	5,350,400	5,207,026
U.S. Treasury Note	2.38	04/30/26	3,000,000	2,921,426
U.S. Treasury Note	2.50	02/28/26	5,598,800	5,475,451
U.S. Treasury Note	2.63	12/31/25	4,862,800	4,772,667
U.S. Treasury Note	2.63	01/31/26	3,589,900	3,519,785
U.S. Treasury Note	2.75	05/15/25	12,361,600	12,251,263
U.S. Treasury Note	2.75	06/30/25	4,401,400	4,356,956
U.S. Treasury Note	2.75	08/31/25	5,180,000	5,111,203
U.S. Treasury Note	2.88	04/30/25	397,700	394,678
U.S. Treasury Note	2.88	05/31/25	5,698,500	5,648,527
U.S. Treasury Note	2.88	06/15/25	11,352,100	11,250,109
U.S. Treasury Note	2.88	07/31/25	4,426,400	4,378,764
U.S. Treasury Note	2.88	11/30/25	5,219,700	5,140,997
U.S. Treasury Note	3.00	07/15/25	11,537,200	11,435,348
U.S. Treasury Note	3.00	09/30/25	4,872,700	4,815,217
U.S. Treasury Note	3.00	10/31/25	4,301,400	4,246,960
U.S. Treasury Note	3.13	08/15/25	11,451,300	11,340,589
U.S. Treasury Note	3.50	09/15/25	9,650,000	9,582,337
U.S. Treasury Note	3.63	05/15/26	7,500,000	7,434,961
U.S. Treasury Note	3.75	04/15/26	7,773,700	7,723,748
U.S. Treasury Note	3.88	01/15/26	8,174,400	8,138,956
U.S. Treasury Note	4.00	12/15/25	8,828,600	8,801,011
U.S. Treasury Note	4.00	02/15/26	7,985,300	7,962,062
U.S. Treasury Note	4.25	05/31/25	11,555,500	11,542,861
U.S. Treasury Note	4.25	10/15/25	7,904,000	7,900,758
U.S. Treasury Note	4.25	12/31/25	11,099,400	11,093,764
U.S. Treasury Note	4.25	01/31/26	13,517,100	13,515,780
U.S. Treasury Note	4.50	11/15/25	7,855,500	7,870,076

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Note	4.50	03/31/26	$13,194,100	$13,241,001
U.S. Treasury Note	4.63	06/30/25	11,031,600	11,048,406
U.S. Treasury Note	4.63	02/28/26	13,061,400	13,120,840
U.S. Treasury Note	4.63	03/15/26	8,002,900	8,044,009
U.S. Treasury Note	4.75	07/31/25	10,539,700	10,567,490
U.S. Treasury Note	4.88	11/30/25	10,248,000	10,307,246
U.S. Treasury Note	4.88	04/30/26	13,224,700	13,349,715
U.S. Treasury Note	4.88	05/31/26	12,600,000	12,725,508
U.S. Treasury Note	5.00	08/31/25	12,733,600	12,794,035
U.S. Treasury Note	5.00	09/30/25	13,033,600	13,106,405
U.S. Treasury Note	5.00	10/31/25	11,111,000	11,183,916
TOTAL GOVERNMENT OBLIGATIONS (Cost - $526,340,514)				527,053,281

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Citibank, New York	4.18	11/01/24	1,526,693	1,526,693
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,526,693)				1,526,693

TOTAL INVESTMENTS – 99.1% (Cost - $527,867,207)				$528,579,974
OTHER ASSETS LESS LIABILITIES – 0.9%				4,664,712
NET ASSETS – 100.0%				$533,244,686

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	6.50	11/15/26	$153,000	$160,853
U.S. Treasury Bond	6.63	02/15/27	126,400	133,826
U.S. Treasury Note	0.38	11/30/25	1,714,100	1,643,460
U.S. Treasury Note	0.38	12/31/25	1,572,000	1,502,949
U.S. Treasury Note	0.38	01/31/26	2,169,200	2,067,985
U.S. Treasury Note	0.38	07/31/27	1,800,900	1,626,789
U.S. Treasury Note	0.38	09/30/27	1,913,400	1,717,800
U.S. Treasury Note	0.50	02/28/26	1,950,200	1,856,308
U.S. Treasury Note	0.50	04/30/27	1,344,400	1,229,653
U.S. Treasury Note	0.50	05/31/27	1,373,300	1,252,171
U.S. Treasury Note	0.50	06/30/27	1,645,600	1,496,210
U.S. Treasury Note	0.50	08/31/27	1,617,300	1,462,014
U.S. Treasury Note	0.50	10/31/27	1,913,500	1,719,310
U.S. Treasury Note	0.63	07/31/26	2,187,900	2,057,908
U.S. Treasury Note	0.63	03/31/27	1,034,200	951,908
U.S. Treasury Note	0.63	11/30/27	2,150,000	1,933,404
U.S. Treasury Note	0.75	03/31/26	1,670,700	1,591,635
U.S. Treasury Note	0.75	04/30/26	2,529,500	2,403,371
U.S. Treasury Note	0.75	05/31/26	1,925,200	1,824,240
U.S. Treasury Note	0.75	08/31/26	2,504,300	2,354,727
U.S. Treasury Note	0.88	06/30/26	2,414,200	2,286,559
U.S. Treasury Note	0.88	09/30/26	2,356,400	2,215,384
U.S. Treasury Note	1.13	10/31/26	2,276,600	2,145,562
U.S. Treasury Note	1.13	02/28/27	665,200	621,260
U.S. Treasury Note	1.25	11/30/26	2,655,000	2,502,960
U.S. Treasury Note	1.25	12/31/26	2,254,100	2,121,143
U.S. Treasury Note	1.38	08/31/26	1,099,800	1,046,206
U.S. Treasury Note	1.50	08/15/26	2,227,200	2,125,888
U.S. Treasury Note	1.50	01/31/27	3,141,600	2,965,376
U.S. Treasury Note	1.63	02/15/26	2,322,400	2,246,967
U.S. Treasury Note	1.63	05/15/26	2,315,000	2,226,967
U.S. Treasury Note	1.63	09/30/26	468,600	447,138
U.S. Treasury Note	1.63	10/31/26	1,071,600	1,020,385
U.S. Treasury Note	1.63	11/30/26	774,200	735,702
U.S. Treasury Note	1.75	12/31/26	958,400	911,715
U.S. Treasury Note	1.88	06/30/26	1,000,600	963,879
U.S. Treasury Note	1.88	07/31/26	1,066,000	1,024,880
U.S. Treasury Note	1.88	02/28/27	2,217,500	2,107,145
U.S. Treasury Note	2.00	11/15/26	1,603,400	1,537,197
U.S. Treasury Note	2.13	05/31/26	894,400	866,363
U.S. Treasury Note	2.25	11/15/25	1,977,600	1,936,233
U.S. Treasury Note	2.25	03/31/26	1,008,600	981,573
U.S. Treasury Note	2.25	02/15/27	1,934,500	1,855,306
U.S. Treasury Note	2.25	08/15/27	1,697,800	1,614,435
U.S. Treasury Note	2.25	11/15/27	1,751,300	1,657,783
U.S. Treasury Note	2.38	04/30/26	422,200	411,142
U.S. Treasury Note	2.38	05/15/27	2,475,500	2,371,645
U.S. Treasury Note	2.50	02/28/26	1,250,000	1,222,461

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	2.50	03/31/27	$2,351,700	$2,265,716
U.S. Treasury Note	2.63	12/31/25	731,000	717,451
U.S. Treasury Note	2.63	01/31/26	756,600	741,823
U.S. Treasury Note	2.63	05/31/27	2,164,300	2,085,506
U.S. Treasury Note	2.75	04/30/27	2,381,400	2,304,377
U.S. Treasury Note	2.75	07/31/27	2,217,200	2,138,299
U.S. Treasury Note	2.88	11/30/25	270,000	265,929
U.S. Treasury Note	3.13	08/31/27	1,800,900	1,753,064
U.S. Treasury Note	3.25	06/30/27	2,198,400	2,150,653
U.S. Treasury Note	3.38	09/15/27	2,370,200	2,323,444
U.S. Treasury Note	3.63	05/15/26	1,213,900	1,203,373
U.S. Treasury Note	3.75	04/15/26	1,443,200	1,433,926
U.S. Treasury Note	3.75	08/15/27	2,375,100	2,351,906
U.S. Treasury Note	3.88	01/15/26	1,344,600	1,338,770
U.S. Treasury Note	3.88	10/15/27	1,700,000	1,688,512
U.S. Treasury Note	3.88	11/30/27	1,806,200	1,793,077
U.S. Treasury Note	3.88	12/31/27	1,878,800	1,865,003
U.S. Treasury Note	4.00	12/15/25	1,099,600	1,096,164
U.S. Treasury Note	4.00	02/15/26	1,591,000	1,586,370
U.S. Treasury Note	4.00	01/15/27	2,282,100	2,275,414
U.S. Treasury Note	4.13	06/15/26	1,380,100	1,378,348
U.S. Treasury Note	4.13	02/15/27	2,381,400	2,380,563
U.S. Treasury Note	4.13	09/30/27	1,861,100	1,861,754
U.S. Treasury Note	4.13	10/31/27	2,020,600	2,020,995
U.S. Treasury Note	4.25	12/31/25	1,773,400	1,772,499
U.S. Treasury Note	4.25	01/31/26	753,500	753,426
U.S. Treasury Note	4.25	03/15/27	2,465,700	2,472,635
U.S. Treasury Note	4.38	08/15/26	1,437,600	1,442,486
U.S. Treasury Note	4.38	12/15/26	2,125,700	2,135,498
U.S. Treasury Note	4.38	07/15/27	2,253,400	2,267,572
U.S. Treasury Note	4.50	11/15/25	132,900	133,147
U.S. Treasury Note	4.50	03/31/26	1,394,900	1,399,858
U.S. Treasury Note	4.50	07/15/26	1,981,300	1,991,245
U.S. Treasury Note	4.50	04/15/27	2,388,200	2,408,537
U.S. Treasury Note	4.50	05/15/27	2,280,000	2,299,950
U.S. Treasury Note	4.63	02/28/26	1,262,400	1,268,145
U.S. Treasury Note	4.63	03/15/26	1,553,600	1,561,580
U.S. Treasury Note	4.63	09/15/26	1,801,400	1,816,107
U.S. Treasury Note	4.63	10/15/26	1,923,000	1,939,601
U.S. Treasury Note	4.63	11/15/26	2,020,400	2,038,631
U.S. Treasury Note	4.63	06/15/27	1,718,600	1,740,015
U.S. Treasury Note	4.88	11/30/25	1,773,400	1,783,652
U.S. Treasury Note	4.88	04/30/26	964,400	973,517
U.S. Treasury Note	4.88	05/31/26	508,800	513,868
TOTAL GOVERNMENT OBLIGATIONS (Cost - $148,483,247)				148,888,181

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	4.18	11/01/24	$417,354	$417,354
TOTAL SHORT-TERM INVESTMENTS (Cost - $417,354)				417,354

TOTAL INVESTMENTS – 99.2% (Cost - $148,900,601)				$149,305,535
OTHER ASSETS LESS LIABILITIES – 0.8%				1,223,294
NET ASSETS – 100.0%				$150,528,829

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Bond	5.25	11/15/28	$201,000	$209,346
U.S. Treasury Note	0.38	07/31/27	1,393,200	1,258,506
U.S. Treasury Note	0.38	09/30/27	1,700,700	1,526,843
U.S. Treasury Note	0.50	04/30/27	1,129,900	1,033,461
U.S. Treasury Note	0.50	05/31/27	1,188,800	1,083,944
U.S. Treasury Note	0.50	06/30/27	1,026,800	933,586
U.S. Treasury Note	0.50	08/31/27	1,288,700	1,164,965
U.S. Treasury Note	0.50	10/31/27	1,475,000	1,325,311
U.S. Treasury Note	0.63	03/31/27	799,400	735,791
U.S. Treasury Note	0.63	11/30/27	1,560,800	1,403,562
U.S. Treasury Note	0.63	12/31/27	1,722,400	1,544,508
U.S. Treasury Note	0.75	01/31/28	1,949,700	1,750,389
U.S. Treasury Note	1.00	07/31/28	2,024,900	1,805,167
U.S. Treasury Note	1.13	02/28/27	592,100	552,989
U.S. Treasury Note	1.13	02/29/28	1,928,400	1,748,968
U.S. Treasury Note	1.13	08/31/28	1,869,100	1,670,216
U.S. Treasury Note	1.25	11/30/26	1,805,000	1,701,636
U.S. Treasury Note	1.25	12/31/26	1,965,400	1,849,472
U.S. Treasury Note	1.25	03/31/28	1,785,500	1,622,294
U.S. Treasury Note	1.25	04/30/28	1,948,300	1,766,408
U.S. Treasury Note	1.25	05/31/28	1,886,600	1,706,341
U.S. Treasury Note	1.25	06/30/28	2,107,100	1,901,082
U.S. Treasury Note	1.25	09/30/28	1,973,600	1,768,222
U.S. Treasury Note	1.38	10/31/28	1,212,700	1,089,488
U.S. Treasury Note	1.38	12/31/28	1,600,000	1,431,437
U.S. Treasury Note	1.50	01/31/27	2,950,600	2,785,090
U.S. Treasury Note	1.50	11/30/28	1,317,500	1,187,191
U.S. Treasury Note	1.63	11/30/26	113,000	107,381
U.S. Treasury Note	1.75	12/31/26	453,600	431,505
U.S. Treasury Note	1.88	02/28/27	1,701,400	1,616,729
U.S. Treasury Note	2.25	02/15/27	922,600	884,831
U.S. Treasury Note	2.25	08/15/27	1,269,000	1,206,690
U.S. Treasury Note	2.25	11/15/27	1,267,600	1,199,912
U.S. Treasury Note	2.38	05/15/27	1,532,000	1,467,728
U.S. Treasury Note	2.50	03/31/27	1,543,000	1,486,584
U.S. Treasury Note	2.63	05/31/27	1,718,600	1,656,032
U.S. Treasury Note	2.63	02/15/29	1,700,000	1,598,332
U.S. Treasury Note	2.75	04/30/27	1,743,500	1,687,109
U.S. Treasury Note	2.75	07/31/27	1,315,700	1,268,880
U.S. Treasury Note	2.75	02/15/28	1,782,400	1,706,648
U.S. Treasury Note	2.88	05/15/28	1,703,700	1,632,624
U.S. Treasury Note	2.88	08/15/28	1,897,500	1,812,928
U.S. Treasury Note	3.13	08/31/27	1,496,300	1,456,554
U.S. Treasury Note	3.13	11/15/28	1,584,200	1,523,740
U.S. Treasury Note	3.25	06/30/27	1,167,400	1,142,045
U.S. Treasury Note	3.38	09/15/27	900,000	882,246
U.S. Treasury Note	3.50	01/31/28	1,127,600	1,106,017
U.S. Treasury Note	3.50	04/30/28	1,479,200	1,448,518

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7% (Continued)
U.S. Treasury Note	3.63	03/31/28	$1,071,900	$1,054,733
U.S. Treasury Note	3.63	05/31/28	1,201,900	1,181,242
U.S. Treasury Note	3.75	08/15/27	912,400	903,490
U.S. Treasury Note	3.75	12/31/28	1,727,700	1,700,570
U.S. Treasury Note	3.88	11/30/27	1,334,800	1,325,102
U.S. Treasury Note	3.88	12/31/27	1,492,400	1,481,440
U.S. Treasury Note	4.00	01/15/27	858,600	856,085
U.S. Treasury Note	4.00	02/29/28	1,108,800	1,104,166
U.S. Treasury Note	4.00	06/30/28	1,334,000	1,327,590
U.S. Treasury Note	4.00	01/31/29	1,721,900	1,711,138
U.S. Treasury Note	4.13	02/15/27	946,200	945,867
U.S. Treasury Note	4.13	09/30/27	1,226,600	1,227,031
U.S. Treasury Note	4.13	10/31/27	1,378,600	1,378,869
U.S. Treasury Note	4.13	07/31/28	1,331,700	1,330,295
U.S. Treasury Note	4.13	03/31/29	1,900,000	1,897,477
U.S. Treasury Note	4.25	03/15/27	1,061,100	1,064,084
U.S. Treasury Note	4.25	02/28/29	1,849,800	1,856,592
U.S. Treasury Note	4.38	12/15/26	150,700	151,395
U.S. Treasury Note	4.38	07/15/27	1,386,800	1,395,522
U.S. Treasury Note	4.38	08/31/28	1,278,700	1,288,290
U.S. Treasury Note	4.38	11/30/28	1,478,700	1,490,368
U.S. Treasury Note	4.50	04/15/27	1,286,300	1,297,254
U.S. Treasury Note	4.50	05/15/27	1,331,500	1,343,151
U.S. Treasury Note	4.63	06/15/27	900,400	911,620
U.S. Treasury Note	4.63	09/30/28	1,535,000	1,560,603
U.S. Treasury Note	4.88	10/31/28	1,717,600	1,762,352
TOTAL GOVERNMENT OBLIGATIONS (Cost - $99,630,214)				99,425,572

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
ANZ National Bank, London	4.18	11/01/24	315,277	315,277
TOTAL SHORT-TERM INVESTMENTS (Cost - $315,277)				315,277

TOTAL INVESTMENTS – 99.0% (Cost - $99,945,491)				$99,740,849
OTHER ASSETS LESS LIABILITIES – 1.0%				984,885
NET ASSETS – 100.0%				$100,725,734

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	5.38	02/15/31	$703,800	$751,224
U.S. Treasury Note	0.63	05/15/30	6,022,800	4,972,104
U.S. Treasury Note	0.63	08/15/30	7,365,500	6,025,900
U.S. Treasury Note	0.88	11/15/30	7,881,100	6,507,449
U.S. Treasury Note	1.13	02/15/31	7,000,000	5,834,063
U.S. Treasury Note	1.50	02/15/30	2,353,200	2,056,476
U.S. Treasury Note	1.63	08/15/29	1,755,300	1,566,537
U.S. Treasury Note	1.75	01/31/29	2,132,900	1,933,941
U.S. Treasury Note	1.75	11/15/29	1,358,800	1,213,844
U.S. Treasury Note	1.88	02/28/29	2,028,900	1,846,616
U.S. Treasury Note	2.38	03/31/29	1,850,300	1,717,960
U.S. Treasury Note	2.38	05/15/29	1,935,100	1,794,201
U.S. Treasury Note	2.63	02/15/29	53,900	50,677
U.S. Treasury Note	2.63	07/31/29	1,408,000	1,315,765
U.S. Treasury Note	2.75	05/31/29	1,830,700	1,723,432
U.S. Treasury Note	2.88	04/30/29	1,730,100	1,639,540
U.S. Treasury Note	3.13	08/31/29	1,583,400	1,512,023
U.S. Treasury Note	3.25	06/30/29	1,606,300	1,544,307
U.S. Treasury Note	3.50	09/30/29	2,840,700	2,759,807
U.S. Treasury Note	3.50	01/31/30	1,506,100	1,458,681
U.S. Treasury Note	3.50	04/30/30	1,715,400	1,658,644
U.S. Treasury Note	3.63	08/31/29	2,907,400	2,842,551
U.S. Treasury Note	3.63	03/31/30	1,414,600	1,376,914
U.S. Treasury Note	3.75	05/31/30	1,592,800	1,558,766
U.S. Treasury Note	3.75	06/30/30	1,578,700	1,544,289
U.S. Treasury Note	3.75	12/31/30	2,755,400	2,687,699
U.S. Treasury Note	3.75	08/31/31	2,600,000	2,527,281
U.S. Treasury Note	3.88	09/30/29	1,506,600	1,487,238
U.S. Treasury Note	3.88	11/30/29	1,380,600	1,362,372
U.S. Treasury Note	3.88	12/31/29	1,436,600	1,417,015
U.S. Treasury Note	4.00	07/31/29	2,707,600	2,690,255
U.S. Treasury Note	4.00	10/31/29	1,404,500	1,394,076
U.S. Treasury Note	4.00	02/28/30	1,447,700	1,436,107
U.S. Treasury Note	4.00	07/31/30	2,375,600	2,353,050
U.S. Treasury Note	4.00	01/31/31	2,969,900	2,936,025
U.S. Treasury Note	4.13	03/31/29	156,000	155,793
U.S. Treasury Note	4.13	10/31/29	2,750,000	2,747,529
U.S. Treasury Note	4.13	08/31/30	2,809,200	2,798,995
U.S. Treasury Note	4.13	03/31/31	3,370,200	3,352,822
U.S. Treasury Note	4.13	07/31/31	3,331,300	3,312,301
U.S. Treasury Note	4.25	06/30/29	3,190,300	3,202,014
U.S. Treasury Note	4.25	02/28/31	2,955,900	2,961,904
U.S. Treasury Note	4.25	06/30/31	3,142,100	3,146,764
U.S. Treasury Note	4.38	11/30/30	2,843,000	2,868,987
U.S. Treasury Note	4.50	05/31/29	2,879,200	2,921,263
U.S. Treasury Note	4.63	04/30/29	2,808,000	2,862,076
U.S. Treasury Note	4.63	09/30/30	2,741,700	2,802,960
U.S. Treasury Note	4.63	04/30/31	3,466,000	3,545,610

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	4.63	05/31/31	$3,406,000	$3,483,433
U.S. Treasury Note	4.88	10/31/30	2,841,600	2,942,943
TOTAL GOVERNMENT OBLIGATIONS (Cost - $121,124,516)				120,602,223

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Sumitomo Mitsui Trust Bank, London	4.18	11/01/24	372,366	372,366
TOTAL SHORT-TERM INVESTMENTS (Cost - $372,366)				372,366

TOTAL INVESTMENTS – 99.2% (Cost - $121,496,882)				$120,974,589
OTHER ASSETS LESS LIABILITIES – 0.8%				1,029,120
NET ASSETS – 100.0%				$122,003,709

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.5%
U.S. Treasury Bond	4.50	02/15/36	$932,000	$956,902
U.S. Treasury Note	0.63	05/15/30	1,563,100	1,290,412
U.S. Treasury Note	0.63	08/15/30	2,049,400	1,676,665
U.S. Treasury Note	0.88	11/15/30	2,403,400	1,984,495
U.S. Treasury Note	1.13	02/15/31	2,578,100	2,148,685
U.S. Treasury Note	1.25	08/15/31	2,690,600	2,222,267
U.S. Treasury Note	1.38	11/15/31	2,359,700	1,952,283
U.S. Treasury Note	1.63	05/15/31	2,330,300	1,987,855
U.S. Treasury Note	1.88	02/15/32	2,137,600	1,822,638
U.S. Treasury Note	2.75	08/15/32	2,616,600	2,358,620
U.S. Treasury Note	2.88	05/15/32	2,070,700	1,888,867
U.S. Treasury Note	3.38	05/15/33	9,209,000	8,629,121
U.S. Treasury Note	3.50	02/15/33	9,453,200	8,956,907
U.S. Treasury Note	3.63	09/30/31	640,000	617,250
U.S. Treasury Note	3.75	06/30/30	32,200	31,498
U.S. Treasury Note	3.75	12/31/30	913,000	890,567
U.S. Treasury Note	3.75	08/31/31	398,000	386,868
U.S. Treasury Note	3.88	08/15/33	10,579,600	10,276,263
U.S. Treasury Note	3.88	08/15/34	11,722,500	11,342,435
U.S. Treasury Note	4.00	07/31/30	998,700	989,220
U.S. Treasury Note	4.00	01/31/31	834,000	824,487
U.S. Treasury Note	4.00	02/15/34	11,722,800	11,472,775
U.S. Treasury Note	4.13	08/31/30	833,600	830,572
U.S. Treasury Note	4.13	03/31/31	1,035,600	1,030,260
U.S. Treasury Note	4.13	07/31/31	451,100	448,527
U.S. Treasury Note	4.13	11/15/32	2,038,600	2,023,470
U.S. Treasury Note	4.25	02/28/31	986,500	988,504
U.S. Treasury Note	4.25	06/30/31	948,800	950,208
U.S. Treasury Note	4.38	11/30/30	1,087,100	1,097,037
U.S. Treasury Note	4.38	05/15/34	11,591,800	11,677,833
U.S. Treasury Note	4.50	11/15/33	11,147,900	11,336,892
U.S. Treasury Note	4.63	09/30/30	834,700	853,350
U.S. Treasury Note	4.63	04/30/31	933,400	954,839
U.S. Treasury Note	4.63	05/31/31	1,014,700	1,037,769
U.S. Treasury Note	4.88	10/31/30	178,400	184,763
TOTAL GOVERNMENT OBLIGATIONS (Cost - $108,562,804)				108,121,104

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	4.18	11/01/24	153,808	153,808
TOTAL SHORT-TERM INVESTMENTS (Cost - $153,808)				153,808

TOTAL INVESTMENTS – 98.6% (Cost - $108,716,612)				$108,274,912
OTHER ASSETS LESS LIABILITIES – 1.4%				1,556,307
NET ASSETS – 100.0%				$109,831,219

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bond	1.13	05/15/40	$4,165,900	$2,601,735
U.S. Treasury Bond	1.13	08/15/40	4,500,000	2,783,672
U.S. Treasury Bond	1.38	11/15/40	5,367,100	3,446,684
U.S. Treasury Bond	1.75	08/15/41	6,564,400	4,406,866
U.S. Treasury Bond	1.88	02/15/41	8,611,800	5,981,837
U.S. Treasury Bond	2.00	11/15/41	4,906,200	3,417,092
U.S. Treasury Bond	2.25	05/15/41	9,436,800	6,937,522
U.S. Treasury Bond	2.38	02/15/42	6,926,300	5,105,982
U.S. Treasury Bond	2.75	08/15/42	1,882,500	1,465,409
U.S. Treasury Bond	2.75	11/15/42	2,188,000	1,696,213
U.S. Treasury Bond	2.88	05/15/43	4,019,800	3,155,543
U.S. Treasury Bond	3.00	05/15/42	3,315,500	2,692,808
U.S. Treasury Bond	3.13	11/15/41	1,477,400	1,235,707
U.S. Treasury Bond	3.13	02/15/42	3,417,700	2,842,565
U.S. Treasury Bond	3.13	02/15/43	3,110,400	2,549,799
U.S. Treasury Bond	3.25	05/15/42	8,001,300	6,736,094
U.S. Treasury Bond	3.38	08/15/42	4,506,700	3,853,228
U.S. Treasury Bond	3.38	05/15/44	1,014,400	853,285
U.S. Treasury Bond	3.50	02/15/39	863,800	784,371
U.S. Treasury Bond	3.63	08/15/43	4,491,400	3,944,011
U.S. Treasury Bond	3.63	02/15/44	3,824,800	3,344,011
U.S. Treasury Bond	3.75	08/15/41	1,628,700	1,487,843
U.S. Treasury Bond	3.75	11/15/43	2,648,500	2,363,165
U.S. Treasury Bond	3.88	08/15/40	1,734,600	1,622,122
U.S. Treasury Bond	3.88	02/15/43	7,244,800	6,627,860
U.S. Treasury Bond	3.88	05/15/43	4,519,600	4,123,429
U.S. Treasury Bond	4.00	11/15/42	5,167,400	4,820,215
U.S. Treasury Bond	4.13	08/15/44	204,800	192,320
U.S. Treasury Bond	4.25	05/15/39	1,523,800	1,499,038
U.S. Treasury Bond	4.25	11/15/40	1,492,700	1,458,531
U.S. Treasury Bond	4.38	02/15/38	620,000	622,906
U.S. Treasury Bond	4.38	11/15/39	1,554,000	1,545,744
U.S. Treasury Bond	4.38	05/15/40	1,649,000	1,638,050
U.S. Treasury Bond	4.38	05/15/41	795,200	787,310
U.S. Treasury Bond	4.38	08/15/43	5,813,100	5,670,952
U.S. Treasury Bond	4.50	02/15/36	762,700	783,078
U.S. Treasury Bond	4.50	05/15/38	759,700	771,986
U.S. Treasury Bond	4.50	08/15/39	1,460,400	1,473,635
U.S. Treasury Bond	4.50	02/15/44	2,645,100	2,617,409
U.S. Treasury Bond	4.63	02/15/40	1,653,800	1,688,943
U.S. Treasury Bond	4.63	05/15/44	870,400	874,888
U.S. Treasury Bond	4.75	02/15/41	2,030,600	2,101,512
U.S. Treasury Bond	4.75	11/15/43	5,820,900	5,959,601
U.S. Treasury Bond	5.00	05/15/37	921,600	984,528
U.S. Treasury Note	1.13	02/15/31	179,500	149,602
U.S. Treasury Note	1.25	08/15/31	9,608,000	7,935,607
U.S. Treasury Note	1.38	11/15/31	9,537,900	7,891,122
U.S. Treasury Note	1.63	05/15/31	9,483,000	8,089,444

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4% (Continued)
U.S. Treasury Note	1.88	02/15/32	$8,659,500	$7,383,577
U.S. Treasury Note	2.75	08/15/32	8,779,600	7,913,986
U.S. Treasury Note	2.88	05/15/32	8,360,900	7,626,708
U.S. Treasury Note	3.38	05/15/33	7,813,800	7,321,775
U.S. Treasury Note	3.50	02/15/33	8,320,000	7,883,200
U.S. Treasury Note	3.88	08/15/33	8,484,600	8,241,331
U.S. Treasury Note	3.88	08/15/34	6,022,800	5,827,530
U.S. Treasury Note	4.00	02/15/34	8,919,700	8,729,460
U.S. Treasury Note	4.13	11/15/32	8,271,100	8,209,713
U.S. Treasury Note	4.38	05/15/34	8,863,200	8,928,982
U.S. Treasury Note	4.50	11/15/33	8,469,700	8,613,288
TOTAL GOVERNMENT OBLIGATIONS (Cost - $232,005,251)				232,294,824

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Sumitomo Mitsui Trust Bank, London	4.18	11/01/24	628,936	628,936
TOTAL SHORT-TERM INVESTMENTS (Cost - $628,936)				628,936

TOTAL INVESTMENTS – 98.7% (Cost - $232,634,187)				$232,923,760
OTHER ASSETS LESS LIABILITIES – 1.3%				3,120,017
NET ASSETS – 100.0%				$236,043,777

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bond	1.25	05/15/50	$3,072,600	$1,544,702
U.S. Treasury Bond	1.38	08/15/50	2,931,000	1,516,335
U.S. Treasury Bond	1.63	11/15/50	2,524,500	1,395,970
U.S. Treasury Bond	1.88	02/15/51	3,068,400	1,808,918
U.S. Treasury Bond	1.88	11/15/51	2,790,200	1,634,011
U.S. Treasury Bond	2.00	02/15/50	2,157,400	1,324,104
U.S. Treasury Bond	2.00	08/15/51	3,057,400	1,852,116
U.S. Treasury Bond	2.25	08/15/46	1,121,300	755,739
U.S. Treasury Bond	2.25	08/15/49	1,822,300	1,188,624
U.S. Treasury Bond	2.25	02/15/52	2,560,500	1,644,521
U.S. Treasury Bond	2.38	11/15/49	1,540,700	1,032,028
U.S. Treasury Bond	2.38	05/15/51	3,082,300	2,049,007
U.S. Treasury Bond	2.88	05/15/49	1,552,000	1,155,997
U.S. Treasury Bond	2.88	05/15/52	2,401,300	1,774,711
U.S. Treasury Bond	3.00	02/15/49	90,000	68,688
U.S. Treasury Bond	3.00	08/15/52	2,329,100	1,767,023
U.S. Treasury Bond	3.63	02/15/53	2,384,000	2,046,329
U.S. Treasury Bond	3.63	05/15/53	2,322,500	1,995,354
U.S. Treasury Bond	4.00	11/15/52	108,200	99,426
U.S. Treasury Bond	4.13	08/15/53	2,415,600	2,270,475
U.S. Treasury Bond	4.25	02/15/54	2,828,200	2,719,491
U.S. Treasury Bond	4.25	08/15/54	2,776,000	2,671,466
U.S. Treasury Strip	ZCP	11/15/44	682,600	271,853
U.S. Treasury Strip	ZCP	02/15/45	918,900	361,476
U.S. Treasury Strip	ZCP	08/15/45	670,700	258,534
U.S. Treasury Strip	ZCP	02/15/46	1,210,500	455,498
U.S. Treasury Strip	ZCP	08/15/46	1,281,400	471,440
U.S. Treasury Strip	ZCP	05/15/47	502,000	178,485
U.S. Treasury Strip	ZCP	08/15/47	1,304,900	459,722
U.S. Treasury Strip	ZCP	11/15/47	987,700	343,804
U.S. Treasury Strip	ZCP	02/15/48	1,499,200	515,291
U.S. Treasury Strip	ZCP	08/15/48	2,059,200	693,170
U.S. Treasury Strip	ZCP	02/15/49	2,917,200	962,733
U.S. Treasury Strip	ZCP	05/15/49	3,292,400	1,077,554
U.S. Treasury Strip	ZCP	02/15/50	2,122,400	677,012
U.S. Treasury Strip	ZCP	05/15/50	1,764,100	560,860
U.S. Treasury Strip	ZCP	08/15/50	2,028,900	634,982
U.S. Treasury Strip	ZCP	11/15/50	2,538,200	787,139
U.S. Treasury Strip	ZCP	02/15/51	2,395,800	736,708
U.S. Treasury Strip	ZCP	05/15/51	2,024,400	619,024
U.S. Treasury Strip	ZCP	08/15/51	2,050,100	619,835
U.S. Treasury Strip	ZCP	11/15/51	2,834,600	849,716
U.S. Treasury Strip	ZCP	02/15/52	3,005,400	894,106
U.S. Treasury Strip	ZCP	08/15/52	3,963,900	1,164,860
U.S. Treasury Strip	ZCP	11/15/52	530,000	157,033
U.S. Treasury Strip	ZCP	02/15/53	1,900,000	554,266
U.S. Treasury Strip	ZCP	05/15/53	6,228,000	1,802,471

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4% (Continued)
U.S. Treasury Strip	ZCP	11/15/53	$900,000	$260,842
U.S. Treasury Strip	ZCP	02/15/54	1,769,100	504,297
TOTAL GOVERNMENT OBLIGATIONS (Cost - $53,364,426)				51,187,746

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	4.18	11/01/24	34,347	34,347
TOTAL SHORT-TERM INVESTMENTS (Cost - $34,347)				34,347

TOTAL INVESTMENTS – 98.5% (Cost - $53,398,773)				$51,222,093
OTHER ASSETS LESS LIABILITIES – 1.5%				790,217
NET ASSETS – 100.0%				$52,012,310

ZCP Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 7.8%
Aimco CLO 14 Ltd. 2021-14A Class A (CME Term SOFR 3 Month + 1.25%)(1)	5.87	04/20/34	$300,000	$300,451
AIMCO CLO 2017-AA Class AR (CME Term SOFR 3 Month + 1.31%)(1)	5.93	04/20/34	411,000	411,474
Apidos CLO XL Ltd. 2022-40A Class AR (CME Term SOFR 3 Month + 1.35%)(1)	6.01	07/15/37	440,000	441,103
Apidos CLO XLVII Ltd. 2024-47A Class A1 (CME Term SOFR 3 Month + 1.50%)(1)	6.12	04/26/37	500,000	501,581
Avis Budget Rental Car Funding AESOP LLC 2024-2A Class A(1)	5.13	10/20/28	250,000	250,973
CCG Receivables Trust 2023-2 Class A2(1)	6.28	04/14/32	89,076	90,409
CIFC Funding 2015-III Ltd. 2015-3A Class AR (CME Term SOFR 3 Month + 1.13%)(1)	5.75	04/19/29	108,001	108,184
CIFC Funding 2018-III Ltd. 2018-3A Class A (CME Term SOFR 3 Month + 1.36%)(1)	5.99	07/18/31	205,203	205,780
CIFC Funding 2021-IV Ltd. 2021-4A Class AR (CME Term SOFR 3 Month + 1.36%)(1)	6.53	07/23/37	359,000	359,164
DB Master Finance LLC 2017-1A Class A2II(1)	4.03	11/20/47	140,250	135,996
DB Master Finance LLC 2021-1A Class A2I(1)	2.05	11/20/51	291,750	274,524
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	194,500	175,875
Domino’s Pizza Master Issuer LLC 2018-1A Class A2I(1)	4.12	07/25/48	213,188	211,401
Domino’s Pizza Master Issuer LLC 2021-1A Class A2I(1)	2.66	04/25/51	413,313	374,476
Elmwood CLO 30 Ltd. 2024-6A Class A (CME Term SOFR 3 Month + 1.43%)(1)	6.73	07/17/37	450,000	452,528
Elmwood CLO 31 Ltd. 2024-7A Class A1 (CME Term SOFR 3 Month + 1.35%)(1)	6.19	07/17/37	325,000	325,558
Elmwood CLO I Ltd. 2019-1A Class A1RR (CME Term SOFR 3 Month + 1.52%)(1)	6.14	04/20/37	650,000	652,542
LCM XVIII LP 18A Class A1R (CME Term SOFR 3 Month + 1.28%)(1)	5.90	04/20/31	184,651	185,048
NextGear Floorplan Master Owner Trust 2023-1A Class A2(1)	5.74	03/15/28	100,000	101,340
Palmer Square CLO 2022-4 Ltd. 2022-4A Class A1R (CME Term SOFR 3 Month + 1.35%)(1)	ZCP	10/20/37	500,000	500,002
PFS Financing Corp. 2022-D Class A(1)	4.27	08/15/27	100,000	99,577
Planet Fitness Master Issuer LLC 2022-1A Class A2I(1)	3.25	12/05/51	254,475	243,360
SERVPRO Master Issuer LLC 2019-1A Class A2(1)	3.88	10/25/49	356,250	345,403
TCI-Flatiron CLO 2016-1 Ltd. 2016-1A Class AR3 (CME Term SOFR 3 Month + 1.10%)(1)	5.75	01/17/32	131,852	131,918
Tricon Residential Trust 2023-SFR1 Class A(1)	5.10	07/17/40	99,908	98,946
Tricon Residential Trust 2023-SFR2 Class A(1)	5.00	12/17/40	395,529	393,294
Wendy’s Funding LLC 2019-1A Class A2I(1)	3.78	06/15/49	446,218	435,672
Wheels Fleet Lease Funding 1 LLC 2023-1A Class A(1)	5.80	04/18/38	435,111	437,395
TOTAL ASSET-BACKED SECURITIES (Cost - $8,202,791)				8,243,974

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.3%
BX Commercial Mortgage Trust 2021-VOLT Class A (CME Term SOFR 1 Month + 0.81%)(1)	5.62	09/15/36	625,000	621,795
BX Commercial Mortgage Trust 2024-XL4 Class A (CME Term SOFR 1 Month + 1.44%)(1)	6.25	02/15/39	563,765	565,764
BX Commercial Mortgage Trust 2024-XL5 Class A (CME Term SOFR 1 Month + 1.39%)(1)	6.20	03/15/41	221,896	222,398
BX Trust 2022-CLS Class A(1)	5.76	10/13/27	221,000	219,956
BX Trust 2024-BIO Class A (CME Term SOFR 1 Month + 1.64%)(1)	6.45	02/15/41	361,000	362,511

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.3% (Continued)
BX Trust 2024-CNYN Class A (CME Term SOFR 1 Month + 1.44%)(1)	6.25	04/15/41	$356,067	$356,571
Citigroup Commercial Mortgage Trust 2016-GC37 Class A3	3.05	04/10/49	87,633	85,830
COMM Mortgage Trust 2015-CR23 Class A4	3.50	05/10/48	130,000	129,073
COMM Mortgage Trust 2015-CR27 Class A4	3.61	10/10/48	350,000	345,144
COMM Mortgage Trust 2015-LC19 Class A4	3.18	02/10/48	715,000	712,448
Fashion Show Mall LLC 2024-SHOW Class A(1)	5.27	10/10/41	500,000	491,891
GS Mortgage Securities Corp. Trust 2023-SHIP Class A(1)	4.32	09/10/38	165,000	162,561
GS Mortgage Securities Trust 2016-GS2 Class A4	3.05	05/10/49	85,000	82,728
J.P. Morgan BB Commercial Mortgage Securities Trust 2015-C28 2015-C28 Class A4	3.23	10/15/48	575,000	571,192
J.P. Morgan BB Commercial Mortgage Securities Trust 2015-C33 2015-C33 Class A4	3.77	12/15/48	607,000	599,017
JP Morgan Mortgage Trust 2024-9 Class A6A(1)	5.00	02/25/55	429,563	423,575
KIND Commercial Mortgage Trust 2024-1 Class A (CME Term SOFR 1 Month + 1.89%)(1)	6.69	08/15/41	367,000	368,167
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 Class A3	3.48	05/15/48	123,846	122,804
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 Class A4	3.73	05/15/48	523,000	517,398
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 Class A4	3.37	10/15/48	50,000	49,425
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 Class A4	3.72	12/15/49	393,000	380,885
Sequoia Mortgage Trust 2024-7 Class A11(1)	6.00	08/25/54	206,079	206,194
UBS Commercial Mortgage Trust 2019-C16 Class ASB	3.46	04/15/52	309,378	300,082
Wells Fargo Commercial Mortgage Trust 2015-C29 Class A4	3.64	06/15/48	522,000	517,371
Wells Fargo Commercial Mortgage Trust 2015-C31 Class A4	3.70	11/15/48	90,000	88,874
Wells Fargo Commercial Mortgage Trust 2015-LC22 Class A4	3.84	09/15/58	300,000	296,559
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,744,210)				8,800,213

CORPORATE BONDS – 18.1%
AIRLINES – 0.2%
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.00	06/10/28	282,266	262,575

APPAREL – 0.1%
William Carter Co.(1)	5.63	03/15/27	91,000	90,548

AUTO MANUFACTURERS – 0.4%
Ford Motor Credit Co. LLC	2.70	08/10/26	400,000	381,886

AUTO PARTS & EQUIPMENT – 0.2%
Dana, Inc.	5.63	06/15/28	262,000	254,539

BANKS – 4.0%
Bank of America Corp.(2)	4.38	-	350,000	337,996
Bank of New York Mellon Corp.(2)	4.70	-	319,000	317,111
Barclays PLC	5.83	05/09/27	200,000	202,454
Citigroup, Inc.(2)	4.00	-	350,000	341,466
Depository Trust & Clearing Corp.(1),(2)	3.38	-	500,000	479,048
HSBC Holdings PLC	5.89	08/14/27	200,000	203,635
JPMorgan Chase & Co.	1.58	04/22/27	183,000	174,653
Morgan Stanley	0.99	12/10/26	164,000	157,110
Northern Trust Corp.(2)	4.60	-	384,000	381,324
PNC Financial Services Group, Inc.(2)	6.00	-	400,000	401,437
Truist Financial Corp.	4.26	07/28/26	77,000	76,542

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
BANKS – 4.0% (Continued)
Truist Financial Corp.(2)	4.95	-	$334,000	$330,950
US Bancorp(2)	3.70	-	500,000	469,879
Wells Fargo & Co.(2)	3.90	-	349,000	338,219
				4,211,824
CHEMICALS – 0.2%
Methanex Corp.	5.13	10/15/27	175,000	170,456

COMMERCIAL SERVICES – 1.0%
Ashtead Capital, Inc.(1)	4.00	05/01/28	200,000	192,802
Brink’s Co.(1)	4.63	10/15/27	214,000	208,770
Element Fleet Management Corp.(1)	5.64	03/13/27	314,000	318,413
Triton Container International Ltd.(1)	2.05	04/15/26	344,000	328,214
				1,048,199
COMPUTERS – 0.6%
Genpact Luxembourg Sarl/Genpact USA, Inc.	1.75	04/10/26	233,000	222,781
Seagate HDD Cayman	4.75	01/01/25	89,000	88,759
Western Digital Corp.	4.75	02/15/26	290,000	286,782
				598,322
COSMETICS/PERSONAL CARE – 0.1%
Coty, Inc.(1)	5.00	04/15/26	91,000	90,608

DIVERSIFIED FINANCIAL SERVICES – 1.8%
American Express Co.(2)	3.55	-	380,000	360,638
Aviation Capital Group LLC(1)	1.95	01/30/26	291,000	279,586
Charles Schwab Corp.(2)	5.38	-	360,000	359,040
GGAM Finance Ltd.(1)	7.75	05/15/26	268,000	272,879
Navient Corp.	5.00	03/15/27	171,000	168,253
Navient Corp.	6.75	06/15/26	95,000	96,888
OneMain Finance Corp.	3.50	01/15/27	316,000	301,816
United Wholesale Mortgage LLC(1)	5.50	11/15/25	91,000	90,605
				1,929,705
ELECTRIC – 0.2%
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	262,000	252,782

ENTERTAINMENT – 0.4%
Warnermedia Holdings, Inc.	3.76	03/15/27	442,000	425,755

ENVIRONMENTAL CONTROL – 0.1%
GFL Environmental, Inc.(1)	5.13	12/15/26	92,000	91,164

HOME BUILDERS – 0.2%
Tri Pointe Homes, Inc.	5.25	06/01/27	240,000	237,670

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 1.4%
Athene Global Funding(1)	1.73	10/02/26	$359,000	$338,468
F&G Global Funding(1)	1.75	06/30/26	398,000	375,772
MetLife, Inc.(2)	3.85	-	369,000	362,013
SBL Holdings, Inc.(1)	5.13	11/13/26	415,000	406,709
				1,482,962
INVESTMENT COMPANIES – 1.6%
Antares Holdings LP(1)	3.95	07/15/26	500,000	483,030
Barings BDC, Inc.	3.30	11/23/26	99,000	94,138
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	268,000	257,078
Golub Capital BDC, Inc.	2.50	08/24/26	280,000	265,393
HPS Corporate Lending Fund(1)	6.75	01/30/29	227,000	231,672
Oaktree Specialty Lending Corp.	2.70	01/15/27	197,000	184,185
Sixth Street Lending Partners(1)	6.50	03/11/29	220,000	221,959
				1,737,455
IRON/STEEL – 0.1%
Mineral Resources Ltd.(1)	8.13	05/01/27	93,000	93,746

LEISURE TIME – 0.3%
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	291,000	291,510

MEDIA – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	207,000	202,845
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	91,000	90,767
				293,612
MINING – 0.2%
Novelis Corp.(1)	3.25	11/15/26	191,000	183,903

OIL & GAS – 0.2%
Civitas Resources, Inc.(1)	5.00	10/15/26	245,000	240,820

PACKAGING & CONTAINERS – 0.3%
Berry Global, Inc.(1)	4.50	02/15/26	320,000	315,987

PHARMACEUTICALS – 1.0%
CVS Pass-Through Trust(1)	5.77	01/10/33	229,196	228,113
CVS Pass-Through Trust(1)	5.93	01/10/34	347,103	348,344
CVS Pass-Through Trust	6.04	12/10/28	287,406	290,490
CVS Pass-Through Trust	6.94	01/10/30	175,563	180,688
				1,047,635
PIPELINES – 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	333,000	332,631
Buckeye Partners LP	3.95	12/01/26	142,000	136,637
				469,268
PRIVATE EQUITY – 0.3%
Hercules Capital, Inc.	2.63	09/16/26	288,000	273,019

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.6%
Boston Properties LP	2.75	10/01/26	$420,000	$402,784
EPR Properties	4.75	12/15/26	445,000	441,192
SBA Communications Corp.	3.88	02/15/27	298,000	288,618
Starwood Property Trust, Inc.(1)	4.38	01/15/27	212,000	204,525
VICI Properties LP	4.38	05/15/25	381,000	379,432
				1,716,551
RETAIL – 0.9%
Academy Ltd.(1)	6.00	11/15/27	291,000	290,448
Bath & Body Works, Inc.	6.69	01/15/27	161,000	164,950
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	242,000	237,400
Lithia Motors, Inc.(1)	4.63	12/15/27	287,000	278,712
				971,510
TOTAL CORPORATE BONDS (Cost - $18,978,489)				19,164,011

MUNICIPAL BONDS – 64.2%
ALABAMA – 4.2%
Black Belt Energy Gas District, Revenue Bonds	4.00	10/01/52	1,125,000	1,130,079
Black Belt Energy Gas District, Series A-1, Revenue Bonds	4.00	10/01/49	750,000	754,540
Houston County Health Care Authority, Revenue Bonds	5.00	10/01/25	1,000,000	1,010,390
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.25	01/01/54	655,000	693,488
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	4.00	06/01/29	700,000	704,859
				4,293,356
ARIZONA – 0.6%
Town of Prescott Valley, Series A, Revenue Bonds	5.00	01/01/25	625,000	626,436

CONNECTICUT – 0.4%
City of New Haven, Series A, General Obligation	5.00	08/01/25	375,000	378,568

FLORIDA – 2.0%
County of Miami-Dade, Series A, General Obligation	5.00	07/01/28	175,000	180,861
County of Okeechobee, Revenue Bonds	3.80	07/01/39	550,000	554,904
Hillsborough County School Board, Certificate Participation	5.00	07/01/26	600,000	605,638
Pinellas County School Board, Series A, Certificate Participation	5.00	07/01/25	450,000	455,080
School District of Broward County, Series B, Certificate Participation	5.00	07/01/30	325,000	327,754
				2,124,237
GEORGIA – 1.0%
Development Authority of Burke County, Revenue Bonds	3.70	10/01/32	685,000	698,275
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	07/01/52	290,000	293,467
				991,742
HAWAII – 0.2%
City & County of Honolulu, General Obligation	5.00	03/01/25	185,000	186,038

ILLINOIS – 14.5%
Chicago O’Hare International Airport, Revenue Bonds	5.00	01/01/26	375,000	375,893
City of Chicago Waterworks Revenue, Series A-1, Revenue Bonds	5.00	11/01/30	325,000	335,550

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
ILLINOIS – 14.5% (Continued)
City of Chicago, Series A, General Obligation	5.00	01/01/28	$450,000	$470,668
City of Mount Vernon, General Obligation	4.00	12/15/27	905,000	925,134
Cook County School District No. 171 Sunnybrook, General Obligation	5.00	12/01/27	465,000	490,878
Cook County School District No. 25 Arlington Heights, General Obligation	5.00	12/15/26	330,000	344,592
Cook County School District No. 81 Schiller Park, General Obligation	4.00	12/01/24	440,000	440,077
County of Cook Sales Tax Revenue, Series B, Revenue Bonds	5.00	11/15/25	925,000	942,888
DuPage County Community Unit School District No. 200 Wheaton-Warrenville, General Obligation	5.00	10/01/25	815,000	828,259
Illinois Development Finance Authority, Revenue Bonds	ZCP	07/15/25	675,000	658,550
Illinois Finance Authority, Revenue Bonds	5.00	04/01/26	300,000	305,952
Illinois Finance Authority, Revenue Bonds	5.00	04/01/27	305,000	316,597
Illinois Finance Authority, Series A, Revenue Bonds	5.00	05/15/32	460,000	481,232
Illinois Housing Development Authority, Revenue Bonds	5.00	10/01/27	700,000	721,579
Lee County Community Unit School District No. 272, General Obligation	4.00	01/01/33	765,000	770,035
Macon County School District No. 61 Decatur, Series C, General Obligation	4.00	01/01/29	710,000	720,434
Madison County Community Unit School District No. 7 Edwardsville, Series C, Revenue Bonds	5.00	12/01/26	290,000	297,487
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation	4.00	05/01/29	1,000,000	1,014,840
Metropolitan Water Reclamation District of Greater Chicago, Series A, General Obligation	5.00	12/01/29	180,000	187,012
Northern Illinois Municipal Power Agency, Series A, Revenue Bonds	5.00	12/01/30	430,000	445,501
Peoria & Fulton Counties Community Unit School District No. 327, Series A, General Obligation	5.00	12/01/27	435,000	455,032
Peoria Public Building Commission, Series A, Revenue Bonds	4.00	12/01/26	350,000	354,679
Sales Tax Securitization Corp., Series C, Revenue Bonds	5.50	01/01/33	1,000,000	1,084,900
Sangamon Logan & Menard Counties Community Unit School Distributors No. 15 Williamsville, Series B, General Obligation	5.00	12/01/32	650,000	687,378
State of Illinois, Series D, General Obligation	5.00	11/01/26	1,200,000	1,240,644
Village of Mundelein, General Obligation	4.00	12/15/33	460,000	464,179
				15,359,970
INDIANA – 4.9%
Carmel Local Public Improvement Bond Bank, Revenue Bonds	5.00	06/01/28	345,000	356,353
County of St Joseph, Series A, Revenue Bonds	5.00	04/01/26	1,180,000	1,201,119
Hamilton Southeastern Schools, Series A, General Obligation	5.00	06/30/25	1,000,000	1,009,925
Indiana Finance Authority, Revenue Bonds	5.00	10/01/28	420,000	435,667
Indiana Finance Authority, Series A, Revenue Bonds	5.00	07/01/28	520,000	544,596
Indiana Municipal Power Agency, Series A, Revenue Bonds	5.00	01/01/27	1,025,000	1,027,702
South Bend Redevelopment Authority, Revenue Bonds	5.00	08/01/28	610,000	644,674
				5,220,036
IOWA – 0.8%
Iowa Finance Authority, Series E, Revenue Bonds	5.00	08/15/26	350,000	356,691
PEFA, Inc., Revenue Bonds	5.00	09/01/49	550,000	562,743
				919,434

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
KENTUCKY – 1.9%
Kentucky Asset Liability Commission, Revenue Bonds	5.00	09/01/27	$875,000	$886,339
Kentucky Public Energy Authority, Series C, Revenue Bonds	4.00	02/01/50	310,000	312,569
Kentucky Turnpike Authority, Series A, Revenue Bonds	5.00	07/01/25	550,000	556,500
Louisville/Jefferson County Metropolitan Government, Revenue Bonds	5.00	10/01/29	350,000	358,748
				2,114,156
LOUISIANA – 0.5%
Louisiana Housing Corp., Series B, Revenue Bonds	3.75	02/01/28	540,000	544,756

MARYLAND – 0.5%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds	5.25	06/01/28	500,000	525,302

MASSACHUSETTS – 1.0%
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/25	1,000,000	1,010,230

MICHIGAN – 2.3%
City of Saginaw Water Supply System Revenue, Revenue Bonds	4.00	07/01/25	215,000	216,263
Michigan Finance Authority, Revenue Bonds	5.00	11/15/25	1,205,000	1,226,816
Michigan State Housing Development Authority, Series D, Revenue Bonds	3.05	06/01/26	965,000	956,422
				2,399,501
MISSOURI – 0.8%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.00	10/01/25	875,000	887,172

NEVADA – 0.1%
County of Clark, Series A, General Obligation	5.00	07/01/27	155,000	156,877

NEW JERSEY – 3.7%
City of Newark, Series A, General Obligation	5.00	07/15/25	390,000	393,664
New Jersey Health Care Facilities Financing Authority, Revenue Bonds	5.00	07/01/42	950,000	959,154
New Jersey Housing & Mortgage Finance Agency, Series K, Revenue Bonds	3.60	10/01/27	710,000	718,912
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/27	970,000	996,529
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/30	550,000	563,257
New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bonds	5.00	06/15/26	300,000	308,375
				3,939,891
NEW YORK – 4.1%
Metropolitan Transportation Authority, Series C-1, Revenue Bonds	5.00	11/15/30	330,000	338,225
New York City Housing Development Corp., Revenue Bonds	3.63	11/01/63	1,000,000	1,010,756
New York City Municipal Water Finance Authority, Series FF, Revenue Bonds	5.00	06/15/28	265,000	267,998
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	4.00	05/01/31	1,100,000	1,109,112
New York City Transitional Finance Authority Future Tax Secured Revenue, Series F-3, Revenue Bonds	5.00	02/01/29	1,055,000	1,077,274
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/32	355,000	365,658
Troy Capital Resource Corp., Revenue Bonds	5.00	09/01/25	360,000	364,580
				4,533,603

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
NORTH CAROLINA – 1.2%
North Carolina Housing Finance Agency, Revenue Bonds	3.20	07/01/56	$1,275,000	$1,264,401

OHIO – 0.9%
Franklin County Convention Facilities Authority, Revenue Bonds	5.00	12/01/26	990,000	992,689

OKLAHOMA – 0.7%
Coweta Public Works Authority, Series A, Revenue Bonds	4.00	08/01/27	505,000	509,857
Oklahoma Municipal Power Authority, Series B, Revenue Bonds	5.00	01/01/25	170,000	170,333
				680,190
OREGON – 1.0%
Oregon State Lottery, Series D, Revenue Bonds	5.00	04/01/27	520,000	524,093
State of Oregon, General Obligation	3.90	06/01/39	500,000	500,000
				1,024,093
PENNSYLVANIA – 2.9%
City of Scranton, General Obligation	5.00	09/01/29	515,000	531,167
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Revenue Bonds	5.00	12/01/28	500,000	520,083
Philadelphia Authority for Industrial Development, Revenue Bonds	5.00	12/01/27	650,000	661,982
Philadelphia Gas Works Co., Revenue Bonds	5.00	10/01/30	325,000	335,317
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Series B, Revenue Bonds	4.00	02/01/26	1,100,000	1,112,128
				3,160,677
RHODE ISLAND – 0.6%
Rhode Island Commerce Corp., Revenue Bonds	5.00	07/01/31	445,000	453,317
Rhode Island Commerce Corp., Series B, Revenue Bonds	5.00	06/15/27	250,000	257,720
				711,037
SOUTH CAROLINA – 1.2%
Dillon County School Facilities Corp., Certificate Participation	5.00	12/01/30	300,000	321,733
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	05/01/33	900,000	940,350
				1,262,083
TENNESSEE – 1.6%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds	3.80	12/01/29	1,000,000	1,010,985
Tennergy Corp., Revenue Bonds	5.00	10/01/54	600,000	638,089
				1,649,074
TEXAS – 3.1%
Capital Area Housing Finance Corp., Revenue Bonds	3.48	08/01/39	280,000	279,548
City of Dallas Hotel Occupancy Tax Revenue, Revenue Bonds	4.00	08/15/28	550,000	554,336
City of Dallas Housing Finance Corp., Revenue Bonds	5.00	08/01/27	600,000	617,213
City of Round Rock, Series A, General Obligation	4.00	08/15/25	200,000	201,308
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/25	165,000	166,457
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series A, Revenue Bonds	5.00	11/01/27	165,000	171,801
North East Independent School District, General Obligation	3.75	08/01/49	1,110,000	1,122,534
				3,113,197

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

October 31, 2024

	Rate (%)	Maturity	Face Amount	Value
VIRGINIA – 0.5%
Louisa Industrial Development Authority, Revenue Bonds	3.80	11/01/35	$550,000	$560,028

WASHINGTON – 3.8%
King County School District No. 411 Issaquah, General Obligation	4.00	12/01/31	1,775,000	1,788,415
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds	5.00	01/01/33	970,000	1,009,633
Port of Tacoma, Series A, General Obligation	5.00	12/01/27	605,000	630,185
Washington Higher Education Facilities Authority, Revenue Bonds	5.00	05/01/31	500,000	518,184
				3,946,417
WEST VIRGINIA – 1.0%
West Virginia Housing Development Fund, Series A, Revenue Bonds	3.25	11/01/27	1,100,000	1,100,612

WISCONSIN – 2.2%
Public Finance Authority, Revenue Bonds	5.00	06/01/26	330,000	335,979
State of Wisconsin, Series 1, General Obligation	5.00	11/01/25	750,000	756,280
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	08/01/58	600,000	617,110
Wisconsin Housing & Economic Development Authority, Series I, Revenue Bonds	5.00	11/01/58	600,000	622,463
				2,331,832
TOTAL MUNICIPAL BONDS (Cost - $67,941,727)				68,007,635

SHORT-TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
JP Morgan Chase, New York	4.18	11/01/24	1,110,139	1,110,139
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,110,139)				1,110,139

TOTAL INVESTMENTS – 99.4% (Cost - $104,977,356)				$105,325,972
OTHER ASSETS LESS LIABILITIES – 0.6%				592,849
NET ASSETS – 100.0%				$105,918,821

SOFR	Secured Overnight Financing Rate
ZCP	Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2024, amounts to $20,595,215 and represents 19.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities

October 31, 2024

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
ASSETS:
Investments in securities, at value	$81,633,477	$107,203,111	$47,249,138	$57,253,227	$13,575,245
Cash	5,001	7,539	-	-	-
Receivable for investments sold	20,528	1,590,655	199,137	2,138,831	630,030
Interest income receivable	1,308,006	1,861,760	680,977	936,241	248,840
TOTAL ASSETS	82,967,012	110,663,065	48,129,252	60,328,299	14,454,115
LIABILITIES:
Payable for investments purchased	948,968	2,702,225	600,354	2,089,718	775,533
Management fees payable (Note 3)	23,912	31,615	14,025	17,189	4,125
TOTAL LIABILITIES	972,880	2,733,840	614,379	2,106,907	779,658
NET ASSETS	$81,994,132	$107,929,225	$47,514,873	$58,221,392	$13,674,457

COMPONENTS OF NET ASSETS
Paid-in capital	81,307,579	106,245,782	47,337,553	56,702,769	13,836,166
Total distributable earnings/(accumulated loss)	686,553	1,683,443	177,320	1,518,623	(161,709)
NET ASSETS	$81,994,132	$107,929,225	$47,514,873	$58,221,392	$13,674,457

Shares outstanding	2,150,000	3,100,000	1,350,000	1,550,000	352,500
Net asset value, offering and redemption price per share	$38.14	$34.82	$35.20	$37.56	$38.79
Investment in securities, at cost	$81,183,136	$105,659,351	$46,796,565	$55,846,316	$13,648,190

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2024

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx USD High Yield Bond Sector Rotation ETF		BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF
ASSETS:
Investments in securities, at value	$70,728,664	$30,556,131	$28,192,601	(a)	$60,322,699	$17,725,146
Cash	-	2,494	-		-	-
Receivable for investments sold	1,280,900	797,033	-		911,560	352,954
Interest income receivable	1,123,717	399,344	-		885,001	308,488
Due from the Adviser	-	-	57,256		-	-
TOTAL ASSETS	73,133,281	31,755,002	28,249,857		62,119,260	18,386,588
LIABILITIES:
Payable for investments purchased	1,782,187	1,284,816	-		1,435,666	552,486
Management fees payable (Note 3)	20,695	8,795	-		10,285	4,377
Administration fees payable (Note 3)	-	-	8,905		-	-
Audit fees payable	-	-	35,494		-	-
Legal fees payable	-	-	33,681		-	-
TOTAL LIABILITIES	1,802,882	1,293,611	78,080		1,445,951	556,863
NET ASSETS	$71,330,399	$30,461,391	$28,171,777		$60,673,309	$17,829,725

COMPONENTS OF NET ASSETS
Paid-in capital	70,620,544	30,264,667	86,704,856		59,921,841	17,747,049
Total distributable earnings/(accumulated loss)	709,855	196,724	(58,533,079)		751,468	82,676
NET ASSETS	$71,330,399	$30,461,391	$28,171,777		$60,673,309	$17,829,725

Shares outstanding	1,900,000	800,000	1,860,000		1,500,000	450,000
Net asset value, offering and redemption price per share	$37.54	$38.08	$15.15		$40.45	$39.62
Investment in securities, at cost	$70,189,217	$30,406,182	$27,479,299		$59,089,745	$17,382,182

(a)	For the BondBloxx USD High Yield Bond Sector Rotation ETF, $28,154,797 (cost $27,441,495) is invested in affiliated investment companies of the BondBloxx ETF Trust.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2024

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	BondBloxx BBB Rated 10+ Year Corporate Bond ETF	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
ASSETS:
Investments in securities, at value	$102,891,231	$62,677,229	$7,533,365	$7,307,339	$251,239,222
Cash	882	-	-	-	-
Receivable for investments sold	440,940	1,173,076	82,915	78,654	3,642,717
Interest income receivable	2,114,964	714,193	89,341	101,727	3,041,142
TOTAL ASSETS	105,448,017	64,564,498	7,705,621	7,487,720	257,923,081
LIABILITIES:
Due to custodian	-	-	-	-	7,000
Payable for investments purchased	910,103	1,035,020	87,899	81,549	2,997,226
Management fees payable (Note 3)	34,245	9,920	1,240	1,213	62,525
TOTAL LIABILITIES	944,348	1,044,940	89,139	82,762	3,066,751
NET ASSETS	$104,503,669	$63,519,558	$7,616,482	$7,404,958	$254,856,330

COMPONENTS OF NET ASSETS
Paid-in capital	102,093,175	62,740,120	7,595,425	7,328,975	243,018,850
Total distributable earnings/(accumulated loss)	2,410,494	779,438	21,057	75,983	11,837,480
NET ASSETS	$104,503,669	$63,519,558	$7,616,482	$7,404,958	$254,856,330

Shares outstanding	2,650,000	1,250,000	150,000	150,000	6,050,000
Net asset value, offering and redemption price per share	$39.44	$50.82	$50.78	$49.37	$42.13
Investment in securities, at cost	$99,887,279	$62,190,382	$7,542,826	$7,272,778	$240,409,213
Foreign currency, at cost	$-	$-	$-	$-	$1,090

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2024

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
ASSETS:
Investments in securities, at value	$950,581,647	$528,579,974	$149,305,535	$99,740,849	$120,974,589
Receivable for investments sold	44,505,707	42,937,563	6,043,788	7,919,545	12,659,067
Receivable for shares created	3,021,678	994,886	1,974,172	491,358	-
Interest income receivable	-	3,662,916	959,659	606,406	850,633
TOTAL ASSETS	998,109,032	576,175,339	158,283,154	108,758,158	134,484,289
LIABILITIES:
Due to custodian	1,708	-	-	-	-
Payable for investments purchased	98,141,138	42,916,775	7,748,081	8,028,559	12,475,429
Management fees payable (Note 3)	23,386	13,878	6,244	3,865	5,151
TOTAL LIABILITIES	98,166,232	42,930,653	7,754,325	8,032,424	12,480,580
NET ASSETS	$899,942,800	$533,244,686	$150,528,829	$100,725,734	$122,003,709

COMPONENTS OF NET ASSETS
Paid-in capital	896,514,424	533,405,681	150,830,770	101,268,294	123,622,544
Total distributable earnings/(accumulated loss)	3,428,376	(160,995)	(301,941)	(542,560)	(1,618,835)
NET ASSETS	$899,942,800	$533,244,686	$150,528,829	$100,725,734	$122,003,709

Shares outstanding	17,870,000	10,720,000	3,050,000	2,050,000	2,510,000
Net asset value, offering and redemption price per share	$50.36	$49.74	$49.35	$49.13	$48.61
Investment in securities, at cost	$949,872,603	$527,867,207	$148,900,601	$99,945,491	$121,496,882

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2024

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	BondBloxx IR+M Tax-Aware Short Duration ETF
ASSETS:
Investments in securities, at value	$108,274,912	$232,923,760	$51,222,093	$105,325,972
Receivable for investments sold	5,834,440	11,203,089	10,451,590	-
Receivable for shares created	-	925,678	1,238,382	-
Interest income receivable	1,237,409	2,766,844	379,374	1,248,924
TOTAL ASSETS	115,346,761	247,819,371	63,291,439	106,574,896
LIABILITIES:
Due to custodian	-	-	-	127,111
Payable for investments purchased	5,510,333	11,760,472	11,272,922	500,000
Management fees payable (Note 3)	5,209	15,122	6,207	28,964
TOTAL LIABILITIES	5,515,542	11,775,594	11,279,129	656,075
NET ASSETS	$109,831,219	$236,043,777	$52,012,310	$105,918,821

COMPONENTS OF NET ASSETS
Paid-in capital	111,197,201	236,958,583	59,445,905	105,341,747
Total distributable earnings/(accumulated loss)	(1,365,982)	(914,806)	(7,433,595)	577,074
NET ASSETS	$109,831,219	$236,043,777	$52,012,310	$105,918,821

Shares outstanding	2,320,000	5,100,000	1,260,000	2,100,000
Net asset value, offering and redemption price per share	$47.34	$46.28	$41.28	$50.44
Investment in securities, at cost	$108,716,612	$232,634,187	$53,398,773	$104,977,356

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations

For the Year Ended October 31, 2024

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
INVESTMENT INCOME:
Interest income	$4,518,173	$3,919,696	$2,644,416	$3,326,003	$2,985,589
Total income	4,518,173	3,919,696	2,644,416	3,326,003	2,985,589
EXPENSES:
Management fees (Note 3)	212,994	154,408	122,514	151,449	146,768
Total Expenses	212,994	154,408	122,514	151,449	146,768
NET INVESTMENT INCOME/(LOSS)	4,305,179	3,765,288	2,521,902	3,174,554	2,838,821

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(111,725)	(481,419)	38,011	14,356	12,939
Unaffiliated in-kind redemptions	1,157,632	19,854	1,419,171	365,836	1,444,177
Net realized gain/(loss)	1,045,907	(461,565)	1,457,182	380,192	1,457,116
Change in unrealized appreciation/(depreciation) on:
Investments in securities	2,191,941	2,982,979	1,270,042	2,360,059	415,664
Change in unrealized appreciation/(depreciation)	2,191,941	2,982,979	1,270,042	2,360,059	415,664
Net Realized and Unrealized Gain/(Loss) on Investments	3,237,848	2,521,414	2,727,224	2,740,251	1,872,780
Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,543,027	$6,286,702	$5,249,126	$5,914,805	$4,711,601

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Year Ended October 31, 2024

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx USD High Yield Bond Sector Rotation ETF	BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF
INVESTMENT INCOME:
Interest income	$3,310,988	$926,925	$12,813	$3,731,432	$1,190,238
Affiliated dividend income	-	-	2,372,060	-	-
Total income	3,310,988	926,925	2,384,873	3,731,432	1,190,238
EXPENSES:
Management fees (Note 3)	159,415	47,416	146,487	112,703	43,879
Administration fees (Note 3)	-	-	39,874	-	-
Audit fees	-	-	18,499	-	-
Legal fees	-	-	30,001	-	-
Shareholder reporting fees	-	-	4,499	-	-
Other expenses	-	-	5,000	-	-
Total Expenses	159,415	47,416	244,360	112,703	43,879
Fee waiver and expense reimbursement	-	-	(179,149)	-	-
Net Expenses	159,415	47,416	65,211	112,703	43,879
NET INVESTMENT INCOME/(LOSS)	3,151,573	879,509	2,319,662	3,618,729	1,146,359

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Unaffiliated investments in securities	(105,428)	(32,146)	3,542	(66,191)	(124,812)
Affiliated investments in securities	-	-	16,708	-	-
Unaffiliated in-kind redemptions	707,853	-	-	-	-
Affiliated in-kind redemptions	-	-	294,338	-	-
Net realized gain/(loss)	602,425	(32,146)	314,588	(66,191)	(124,812)
Change in unrealized appreciation/(depreciation) on:
Unaffiliated investments in securities	1,251,658	682,035	-	3,645,457	958,463
Affiliated investments in securities	-	-	1,506,932	-	-
Change in unrealized appreciation/(depreciation)	1,251,658	682,035	1,506,932	3,645,457	958,463
Net Realized and Unrealized Gain/(Loss) on Investments	1,854,083	649,889	1,821,520	3,579,266	833,651
Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,005,656	$1,529,398	$4,141,182	$7,197,995	$1,980,010

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended October 31, 2024

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF(1)	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF(1)	BondBloxx BBB Rated 10+ Year Corporate Bond ETF(1)	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
INVESTMENT INCOME:
Interest income	$6,452,024	$1,223,821	$213,667	$258,342	$14,393,006
Other income	-	-	-	-	346
Total income	6,452,024	1,223,821	213,667	258,342	14,393,352
EXPENSES:
Management fees (Note 3)	215,565	44,090	7,747	8,512	632,132
Total Expenses	215,565	44,090	7,747	8,512	632,132
NET INVESTMENT INCOME/(LOSS)	6,236,459	1,179,731	205,920	249,830	13,761,220

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(1,209,970)	32,225	(1,872)	6,237	704,576
Unaffiliated in-kind redemptions	352,005	-	-	-	959,396
Foreign currency transactions	-	-	-	-	7
Net realized gain/(loss)	(857,965)	32,225	(1,872)	6,237	1,663,979
Change in unrealized appreciation/(depreciation) on:
Investments in securities	4,123,310	486,847	(9,461)	34,561	16,280,697
Foreign currency transactions	-	-	-	-	6
Change in unrealized appreciation/(depreciation)	4,123,310	486,847	(9,461)	34,561	16,280,703
Net Realized and Unrealized Gain/(Loss) on Investments	3,265,345	519,072	(11,333)	40,798	17,944,682
Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,501,804	$1,698,803	$194,587	$290,628	$31,705,902

(1)	Fund commenced operations on January 23, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Year Ended October 31, 2024

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
INVESTMENT INCOME:
Interest income	$55,836,325	$25,763,704	$5,280,128	$2,361,709	$3,201,514
Total income	55,836,325	25,763,704	5,280,128	2,361,709	3,201,514
EXPENSES:
Management fees (Note 3)	327,014	146,987	57,663	26,600	39,253
Other expenses	-	-	-	50	-
Total Expenses	327,014	146,987	57,663	26,650	39,253
NET INVESTMENT INCOME/(LOSS)	55,509,311	25,616,717	5,222,465	2,335,059	3,162,261

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(163,143)	(1,833,477)	(546,196)	(279,685)	(738,401)
Unaffiliated in-kind redemptions	1,274,281	1,009,850	180,705	33,632	306,938
Net realized gain/(loss)	1,111,138	(823,627)	(365,491)	(246,053)	(431,463)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	1,135,352	1,992,594	1,635,022	371,980	1,008,714
Change in unrealized appreciation/(depreciation)	1,135,352	1,992,594	1,635,022	371,980	1,008,714
Net Realized and Unrealized Gain/(Loss) on Investments	2,246,490	1,168,967	1,269,531	125,927	577,251
Net Increase/(Decrease) in Net Assets Resulting from Operations	$57,755,801	$26,785,684	$6,491,996	$2,460,986	$3,739,512

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended October 31, 2024

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	BondBloxx IR+M Tax-Aware Short Duration ETF(2)
INVESTMENT INCOME:
Interest income	$4,937,224	$6,869,038	$1,466,558	$1,692,959
Total income	4,937,224	6,869,038	1,466,558	1,692,959
EXPENSES:
Management fees (Note 3)	57,999	119,832	41,882	143,453
Total Expenses	57,999	119,832	41,882	143,453
NET INVESTMENT INCOME/(LOSS)	4,879,225	6,749,206	1,424,676	1,549,506

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(762,284)	(631,311)	(3,032,123)	(79,673)
Unaffiliated in-kind redemptions	2,343,413	1,368,124	1,050,115	-
Net realized gain/(loss)	1,581,129	736,813	(1,982,008)	(79,673)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	1,725,277	3,397,988	2,757,832	348,616
Change in unrealized appreciation/(depreciation)	1,725,277	3,397,988	2,757,832	348,616
Net Realized and Unrealized Gain/(Loss) on Investments	3,306,406	4,134,801	775,824	268,943
Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,185,631	$10,884,007	$2,200,500	$1,818,449

(2)	Fund commenced operations on March 12, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets

	BondBloxx USD High Yield Bond Industrial Sector ETF		BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$4,305,179	$1,295,469	$3,765,288	$985,587
Net realized gain/(loss) on investments	1,045,907	(262,560)	(461,565)	(285,345)
Net change in unrealized appreciation/(depreciation) on investments	2,191,941	(1,326,269)	2,982,979	(950,315)
Net increase/(decrease) in net assets resulting from operations	7,543,027	(293,360)	6,286,702	(250,073)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(4,150,759)	(1,039,987)	(3,279,475)	(773,573)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	64,498,700	42,210,745	77,171,915	28,696,710
Cost of shares redeemed	(26,741,290)	(3,607,670)	(1,644,690)	(1,757,155)
Net increase/(decrease) in net assets from capital transactions	37,757,410	38,603,075	75,527,225	26,939,555
Increase/(decrease) in net assets	41,149,678	37,269,728	78,534,452	25,915,909

NET ASSETS:
Beginning of year	40,844,454	3,574,726	29,394,773	3,478,864
End of year	$81,994,132	$40,844,454	$107,929,225	$29,394,773

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	1,150,000	100,000	900,000	100,000
Shares sold	1,700,000	1,150,000	2,250,000	850,000
Shares redeemed	(700,000)	(100,000)	(50,000)	(50,000)
Shares outstanding, end of year	2,150,000	1,150,000	3,100,000	900,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Healthcare Sector ETF		BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$2,521,902	$475,101	$3,174,554	$873,684
Net realized gain/(loss) on investments	1,457,182	(630,266)	380,192	(342,114)
Net change in unrealized appreciation/(depreciation) on investments	1,270,042	6,287	2,360,059	(504,288)
Net increase/(decrease) in net assets resulting from operations	5,249,126	(148,878)	5,914,805	27,282

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(2,329,068)	(462,631)	(3,043,682)	(689,760)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	63,690,200	9,936,130	31,621,560	28,367,350
Cost of shares redeemed	(30,083,830)	(6,495,240)	(5,676,945)	(1,798,040)
Net increase/(decrease) in net assets from capital transactions	33,606,370	3,440,890	25,944,615	26,569,310
Increase/(decrease) in net assets	36,526,428	2,829,381	28,815,738	25,906,832

NET ASSETS:
Beginning of year	10,988,445	8,159,064	29,405,654	3,498,822
End of year	$47,514,873	$10,988,445	$58,221,392	$29,405,654

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	350,000	250,000	850,000	100,000
Shares sold	1,850,000	300,000	850,000	800,000
Shares redeemed	(850,000)	(200,000)	(150,000)	(50,000)
Shares outstanding, end of year	1,350,000	350,000	1,550,000	850,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Energy Sector ETF		BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$2,838,821	$690,177	$3,151,573	$927,686
Net realized gain/(loss) on investments	1,457,116	(286,942)	602,425	(578,968)
Net change in unrealized appreciation/(depreciation) on investments	415,664	(86,272)	1,251,658	110,662
Net increase/(decrease) in net assets resulting from operations	4,711,601	316,963	5,005,656	459,380

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(2,889,467)	(606,084)	(2,907,383)	(826,902)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	60,260,735	20,703,110	59,638,510	21,363,810
Cost of shares redeemed	(68,923,500)	(7,414,975)	(13,121,760)	(5,206,265)
Net increase/(decrease) in net assets from capital transactions	(8,662,765)	13,288,135	46,516,750	16,157,545
Increase/(decrease) in net assets	(6,840,631)	12,999,014	48,615,023	15,790,023

NET ASSETS:
Beginning of year	20,515,088	7,516,074	22,715,376	6,925,353
End of year	$13,674,457	$20,515,088	$71,330,399	$22,715,376

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	552,500	202,500	650,000	200,000
Shares sold	1,550,000	550,000	1,600,000	600,000
Shares redeemed	(1,750,000)	(200,000)	(350,000)	(150,000)
Shares outstanding, end of year	352,500	552,500	1,900,000	650,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF		BondBloxx USD High Yield Bond Sector Rotation ETF(1)
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023(2)	For the Year Ended June 30, 2023
OPERATIONS:
Net investment income/(loss)	$879,509	$375,069	$2,319,662	$584,020	$2,101,410
Net realized gain/(loss) on investments	(32,146)	(360,001)	314,588	(515,545)	(2,145,701)
Net change in unrealized appreciation/ (depreciation) on investments	682,035	64,831	1,506,932	(429,061)	2,220,850
Net increase/(decrease) in net assets resulting from operations	1,529,398	79,899	4,141,182	(360,586)	2,176,559

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(788,908)	(339,571)	(2,374,535)	(533,623)	(2,101,410)
Return of capital	-	-	-	-	(60,985)
Total distributions	(788,908)	(339,571)	(2,374,535)	(533,623)	(2,162,395)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	19,078,280	9,148,635	10,186,841	4,410,006	26,591,706
Cost of shares redeemed	-	(3,594,970)	(12,349,493)	(1,268,145)	(34,058,196)
Net increase/(decrease) in net assets from capital transactions	19,078,280	5,553,665	(2,162,652)	3,141,861	(7,466,490)
Increase/(decrease) in net assets	19,818,770	5,293,993	(396,005)	2,247,652	(7,452,326)

NET ASSETS:
Beginning of period	10,642,621	5,348,628	28,567,782	26,320,130	33,772,456
End of period	$30,461,391	$10,642,621	$28,171,777	$28,567,782	$26,320,130

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	300,000	150,000	2,010,000	1,800,000	2,300,000
Shares sold	500,000	250,000	680,000	300,000	1,800,000
Shares redeemed	-	(100,000)	(830,000)	(90,000)	(2,300,000)
Shares outstanding, end of period	800,000	300,000	1,860,000	2,010,000	1,800,000

(1)	The Fund acquired the assets and liabilities of a predecessor ETF (the “Predecessor ETF”), a series of the NexPoint Funds I at the close of business on September 15, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor ETF. Financial information above for the periods prior to September 16, 2023, reflect the performance of the Predecessor ETF.
(2)	Fiscal year end changed from June 30, 2023 to October 31, 2023.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx BB Rated USD High Yield Corporate Bond ETF		BondBloxx B Rated USD High Yield Corporate Bond ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$3,618,729	$2,999,857	$1,146,359	$961,330
Net realized gain/(loss) on investments	(66,191)	(839,618)	(124,812)	(201,007)
Net change in unrealized appreciation/(depreciation) on investments	3,645,457	(515,770)	958,463	(194,628)
Net increase/(decrease) in net assets resulting from operations	7,197,995	1,644,469	1,980,010	565,695

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(3,592,728)	(2,930,252)	(1,130,858)	(948,646)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	7,993,265	17,507,495	3,927,365	1,919,410
Cost of shares redeemed	-	(9,528,265)	-	-
Net increase/(decrease) in net assets from capital transactions	7,993,265	7,979,230	3,927,365	1,919,410
Increase/(decrease) in net assets	11,598,532	6,693,447	4,776,517	1,536,459

NET ASSETS:
Beginning of year	49,074,777	42,381,330	13,053,208	11,516,749
End of year	$60,673,309	$49,074,777	$17,829,725	$13,053,208

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	1,300,000	1,100,000	350,000	300,000
Shares sold	200,000	450,000	100,000	50,000
Shares redeemed	-	(250,000)	-	-
Shares outstanding, end of year	1,500,000	1,300,000	450,000	350,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF		BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	BondBloxx BBB Rated 10+ Year Corporate Bond ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2024(2)	For the Period Ended October 31, 2024(2)	For the Period Ended October 31, 2024(2)
OPERATIONS:
Net investment income/(loss)	$6,236,459	$1,229,308	$1,179,731	$205,920	$249,830
Net realized gain/(loss) on investments	(857,965)	(375,809)	32,225	(1,872)	6,237
Net change in unrealized appreciation/ (depreciation) on investments	4,123,310	(458,130)	486,847	(9,461)	34,561
Net increase/(decrease) in net assets resulting from operations	9,501,804	395,369	1,698,803	194,587	290,628

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(5,483,094)	(1,187,914)	(919,365)	(173,530)	(214,645)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	86,475,075	12,914,935	62,740,120	7,595,425	7,328,975
Cost of shares redeemed	(5,670,525)	(3,690,915)	-	-	-
Net increase/(decrease) in net assets from capital transactions	80,804,550	9,224,020	62,740,120	7,595,425	7,328,975
Increase/(decrease) in net assets	84,823,260	8,431,475	63,519,558	7,616,482	7,404,958

NET ASSETS:
Beginning of period	19,680,409	11,248,934	-	-	-
End of period	$104,503,669	$19,680,409	$63,519,558	$7,616,482	$7,404,958

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	550,000	300,000	-	-	-
Shares sold	2,250,000	350,000	1,250,000	150,000	150,000
Shares redeemed	(150,000)	(100,000)	-	-	-
Shares outstanding, end of period	2,650,000	550,000	1,250,000	150,000	150,000

(2)	Funds commenced operations on January 23, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF		BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$13,761,220	$11,497,350	$55,509,311	$23,925,782
Net realized gain/(loss) on investments	1,663,979	(782,104)	1,111,138	(879,120)
Net change in unrealized appreciation/(depreciation) on investments	16,280,703	3,614,479	1,135,352	(360,110)
Net increase/(decrease) in net assets resulting from operations	31,705,902	14,329,725	57,755,801	22,686,552

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(13,454,640)	(11,393,515)	(56,714,301)	(19,195,046)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	75,504,760	11,771,310	641,133,646	1,561,833,583
Cost of shares redeemed	(22,318,460)	-	(839,117,347)	(518,534,699)
Net increase/(decrease) in net assets from capital transactions	53,186,300	11,771,310	(197,983,701)	1,043,298,884
Increase/(decrease) in net assets	71,437,562	14,707,520	(196,942,201)	1,046,790,390

NET ASSETS:
Beginning of year	183,418,768	168,711,248	1,096,885,001	50,094,611
End of year	$254,856,330	$183,418,768	$899,942,800	$1,096,885,001

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	4,750,000	4,450,000	21,810,000	1,000,000
Shares sold	1,850,000	300,000	12,760,000	31,150,000
Shares redeemed	(550,000)	-	(16,700,000)	(10,340,000)
Shares outstanding, end of year	6,050,000	4,750,000	17,870,000	21,810,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF		BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$25,616,717	$14,467,927	$5,222,465	$3,451,090
Net realized gain/(loss) on investments	(823,627)	(4,456,879)	(365,491)	(847,127)
Net change in unrealized appreciation/(depreciation) on investments	1,992,594	(1,080,182)	1,635,022	(828,781)
Net increase/(decrease) in net assets resulting from operations	26,785,684	8,930,866	6,491,996	1,775,182

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(25,788,925)	(11,946,611)	(5,054,888)	(3,191,299)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	364,720,110	1,328,686,554	84,523,977	144,785,822
Cost of shares redeemed	(359,698,756)	(837,868,625)	(40,461,786)	(74,962,851)
Net increase/(decrease) in net assets from capital transactions	5,021,354	490,817,929	44,062,191	69,822,971
Increase/(decrease) in net assets	6,018,113	487,802,184	45,499,299	68,406,854

NET ASSETS:
Beginning of year	527,226,573	39,424,389	105,029,530	36,622,676
End of year	$533,244,686	$527,226,573	$150,528,829	$105,029,530

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	10,600,000	790,000	2,150,000	740,000
Shares sold	7,350,000	26,690,000	1,720,000	2,930,000
Shares redeemed	(7,230,000)	(16,880,000)	(820,000)	(1,520,000)
Shares outstanding, end of year	10,720,000	10,600,000	3,050,000	2,150,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF		BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$2,335,059	$987,174	$3,162,261	$1,224,437
Net realized gain/(loss) on investments	(246,053)	(326,389)	(431,463)	(742,194)
Net change in unrealized appreciation/(depreciation) on investments	371,980	(288,445)	1,008,714	(947,289)
Net increase/(decrease) in net assets resulting from operations	2,460,986	372,340	3,739,512	(465,046)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(2,091,424)	(987,439)	(2,880,621)	(1,188,187)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	74,850,057	14,840,962	95,850,308	21,336,190
Cost of shares redeemed	(3,414,716)	(5,451,076)	(11,238,815)	(3,475,903)
Net increase/(decrease) in net assets from capital transactions	71,435,341	9,389,886	84,611,493	17,860,287
Increase/(decrease) in net assets	71,804,903	8,774,787	85,470,384	16,207,054

NET ASSETS:
Beginning of year	28,920,831	20,146,044	36,533,325	20,326,271
End of year	$100,725,734	$28,920,831	$122,003,709	$36,533,325

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	600,000	410,000	780,000	420,000
Shares sold	1,520,000	300,000	1,960,000	430,000
Shares redeemed	(70,000)	(110,000)	(230,000)	(70,000)
Shares outstanding, end of year	2,050,000	600,000	2,510,000	780,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF		BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$4,879,225	$937,698	$6,749,206	$967,010
Net realized gain/(loss) on investments	1,581,129	(495,159)	736,813	(1,342,079)
Net change in unrealized appreciation/(depreciation) on investments	1,725,277	(1,400,117)	3,397,988	(1,910,985)
Net increase/(decrease) in net assets resulting from operations	8,185,631	(957,578)	10,884,007	(2,286,054)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(4,558,289)	(923,627)	(6,063,656)	(896,889)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	115,311,800	35,499,443	223,876,177	25,726,389
Cost of shares redeemed	(62,758,450)	(499,667)	(35,263,199)	-
Net increase/(decrease) in net assets from capital transactions	52,553,350	34,999,776	188,612,978	25,726,389
Increase/(decrease) in net assets	56,180,692	33,118,571	193,433,329	22,543,446

NET ASSETS:
Beginning of year	53,650,527	20,531,956	42,610,448	20,067,002
End of year	$109,831,219	$53,650,527	$236,043,777	$42,610,448

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	1,190,000	430,000	990,000	430,000
Shares sold	2,440,000	770,000	4,870,000	560,000
Shares redeemed	(1,310,000)	(10,000)	(760,000)	-
Shares outstanding, end of year	2,320,000	1,190,000	5,100,000	990,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF		BondBloxx IR+M Tax-Aware Short Duration ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2024(4)
OPERATIONS:
Net investment income/(loss)	$1,424,676	$949,626	$1,549,506
Net realized gain/(loss) on investments	(1,982,008)	(2,604,799)	(79,673)
Net change in unrealized appreciation/(depreciation) on investments	2,757,832	(2,773,615)	348,616
Net increase/(decrease) in net assets resulting from operations	2,200,500	(4,428,788)	1,818,449

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,309,183)	(948,088)	(1,241,375)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	45,412,326	22,835,539	105,341,747
Cost of shares redeemed	(17,380,827)	(15,756,925)	-
Net increase/(decrease) in net assets from capital transactions	28,031,499	7,078,614	105,341,747
Increase/(decrease) in net assets	28,922,816	1,701,738	105,918,821

NET ASSETS:
Beginning of period	23,089,494	21,387,756	-
End of period	$52,012,310	$23,089,494	$105,918,821

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	630,000	490,000	-
Shares sold	1,040,000	490,000	2,100,000
Shares redeemed	(410,000)	(350,000)	-
Shares outstanding, end of period	1,260,000	630,000	2,100,000

(4)	Fund commenced operations on March 12, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Industrial Sector ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$35.52	$35.75	$39.89
Income/(loss) from operations:
Net investment income/(loss)(2)	2.67	2.65	1.55
Net realized and unrealized gain/(loss) on investments	2.62	(0.59)	(4.25)
Total income/(loss) from operations	5.29	2.06	(2.70)

Distributions to shareholders:
Net investment income	(2.67)	(2.29)	(1.44)
Total distributions	(2.67)	(2.29)	(1.44)
Net Asset Value, end of period	$38.14	$35.52	$35.75
Market Value, end of period	$38.09	$35.60	$35.71
Total Return at Net Asset Value(3)	15.31%	5.77%	(6.81)%
Total Return at Market Value(4)	14.88%	6.12%	(6.88)%
Net Assets, end of period (millions)	$82.0	$40.8	$3.6
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	7.07%	7.23%	5.87	%(7)
Portfolio turnover rate(6)	23%	21%	9%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYI were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with United States generally accepted accounting principles (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$32.66	$34.79	$39.65
Income/(loss) from operations:
Net investment income/(loss)(2)	2.92	2.92	1.54
Net realized and unrealized gain/(loss) on investments	2.09	(2.60)	(5.05)
Total income/(loss) from operations	5.01	0.32	(3.51)

Distributions to shareholders:
Net investment income	(2.85)	(2.45)	(1.35)
Total distributions	(2.85)	(2.45)	(1.35)
Net Asset Value, end of period	$34.82	$32.66	$34.79
Market Value, end of period	$34.89	$32.77	$34.73
Total Return at Net Asset Value(3)	16.02%	0.89%	(8.96)%
Total Return at Market Value(4)	15.84%	1.39%	(9.03)%
Net Assets, end of period (millions)	$107.9	$29.4	$3.5
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	8.53%	8.60%	5.93	%(7)
Portfolio turnover rate(6)	28%	14%	13%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYT were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Healthcare Sector ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$31.40	$32.64	$39.84
Income/(loss) from operations:
Net investment income/(loss)(2)	2.52	2.70	1.62
Net realized and unrealized gain/(loss) on investments	3.74	(0.94)	(7.58)
Total income/(loss) from operations	6.26	1.76	(5.96)

Distributions to shareholders:
Net investment income	(2.46)	(3.00)	(1.24)
Total distributions	(2.46)	(3.00)	(1.24)
Net Asset Value, end of period	$35.20	$31.40	$32.64
Market Value, end of period	$35.15	$31.49	$32.52
Total Return at Net Asset Value(3)	20.50%	5.36%	(15.19)%
Total Return at Market Value(4)	19.96%	6.03%	(15.47)%
Net Assets, end of period (millions)	$47.5	$11.0	$8.2
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	7.20%	8.23%	6.39	%(7)
Portfolio turnover rate(6)	22%	18%	37%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYH were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$34.59	$34.99	$39.74
Income/(loss) from operations:
Net investment income/(loss)(2)	2.72	2.74	1.46
Net realized and unrealized gain/(loss) on investments	2.96	(0.70)	(4.86)
Total income/(loss) from operations	5.68	2.04	(3.40)

Distributions to shareholders:
Net investment income	(2.71)	(2.44)	(1.35)
Total distributions	(2.71)	(2.44)	(1.35)
Net Asset Value, end of period	$37.56	$34.59	$34.99
Market Value, end of period	$37.47	$34.68	$34.99
Total Return at Net Asset Value(3)	16.89%	5.91%	(8.65)%
Total Return at Market Value(4)	16.29%	6.17%	(8.72)%
Net Assets, end of period (millions)	$58.2	$29.4	$3.5
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	7.34%	7.71%	5.57	%(7)
Portfolio turnover rate(6)	43%	32%	21%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYF were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Energy Sector ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$37.13	$37.12	$39.62
Income/(loss) from operations:
Net investment income/(loss)(2)	2.64	2.58	1.62
Net realized and unrealized gain/(loss) on investments	1.83	(0.14)	(2.74)
Total income/(loss) from operations	4.47	2.44	(1.12)

Distributions to shareholders:
Net investment income	(2.81)	(2.43)	(1.38)
Total distributions	(2.81)	(2.43)	(1.38)
Net Asset Value, end of period	$38.79	$37.13	$37.12
Market Value, end of period	$38.79	$37.23	$36.97
Total Return at Net Asset Value(3)	12.32%	6.73%	(2.84)%
Total Return at Market Value(4)	11.99%	7.43%	(3.19)%
Net Assets, end of period (millions)	$13.7	$20.5	$7.5
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	6.77%	6.85%	6.03	%(7)
Portfolio turnover rate(6)	41%	37%	21%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYE were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$34.95	$34.63	$39.87
Income/(loss) from operations:
Net investment income/(loss)(2)	2.59	2.70	1.57
Net realized and unrealized gain/(loss) on investments	2.55	0.02	(5.49)
Total income/(loss) from operations	5.14	2.72	(3.92)

Distributions to shareholders:
Net investment income	(2.55)	(2.40)	(1.32)
Total distributions	(2.55)	(2.40)	(1.32)
Net Asset Value, end of period	$37.54	$34.95	$34.63
Market Value, end of period	$37.47	$35.03	$34.45
Total Return at Net Asset Value(3)	15.09%	7.98%	(9.96)%
Total Return at Market Value(4)	14.60%	8.77%	(10.54)%
Net Assets, end of period (millions)	$71.3	$22.7	$6.9
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	6.92%	7.53%	6.05	%(7)
Portfolio turnover rate(6)	37%	24%	12%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYC were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$35.48	$35.66	$39.80
Income/(loss) from operations:
Net investment income/(loss)(2)	2.45	2.31	1.44
Net realized and unrealized gain/(loss) on investments	2.58	(0.40)	(4.33)
Total income/(loss) from operations	5.03	1.91	(2.89)

Distributions to shareholders:
Net investment income	(2.43)	(2.09)	(1.25)
Total distributions	(2.43)	(2.09)	(1.25)
Net Asset Value, end of period	$38.08	$35.48	$35.66
Market Value, end of period	$38.09	$35.62	$35.62
Total Return at Net Asset Value(3)	14.54%	5.40%	(7.32)%
Total Return at Market Value(4)	14.10%	5.92%	(7.55)%
Net Assets, end of period (millions)	$30.5	$10.6	$5.3
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	6.49%	6.34%	5.47	%(7)
Portfolio turnover rate(6)	34%	15%	25%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

BondBloxx USD High Yield Bond Sector Rotation ETF(8)
For the Year Ended October 31, 2024	For the Period Ended October 31, 2023(9)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net Asset Value, beginning of period	$14.21	$14.62	$14.68	$16.15	$15.72	$17.55
Income/(loss) from operations:
Net investment income/(loss)(2)	1.06	0.28	1.06	0.43	0.43	0.71
Net realized and unrealized gain/(loss) on investments	0.97	(0.44)	0.00	(10)	(1.38)	0.36	(1.85)
Total income/(loss) from operations	2.03	(0.16)	1.06	(0.95)	0.79	(1.14)

Distributions to shareholders:
Net investment income	(1.09)	(0.25)	(1.09)	(0.52)	(0.36)	(0.67)
Return of capital	-	-	(0.03)	(0.00	)(10)	-	(0.02)
Total distributions	(1.09)	(0.25)	(1.12)	(0.52)	(0.36)	(0.69)
Net Asset Value, end of period	$15.15	$14.21	$14.62	$14.68	$16.15	$15.72
Market Value, end of period	$15.17	$14.16	$14.66	$14.72	$16.14	$15.75
Total Return at Net Asset Value(3)	14.75%	(1.14)%	7.44%	(6.07)%	5.08%	(6.69)%
Total Return at Market Value(4)	15.31%	(1.70)%	7.44%	(5.76)%	4.82%	(6.45)%
Net Assets, end of period (millions)	$28.2	$28.6	$26.3	$33.8	$43.6	$77.0
Ratios to average net assets:
Gross operating expenses	0.75	%(11)	0.90	%(7)(11)	1.31%	0.76%	1.36%	1.12%
Excluded from Expense Cap - Expedited settlement facility fees	-%	-%	-%	0.01%	0.11%	0.19%
Total operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.20	%(11)	0.41	%(7)(11)	0.55%	0.56%	0.66%	0.75%
Net investment income/(loss)(5)	7.13%	5.80	%(7)	7.18%	2.73%	2.68%	4.13%
Portfolio turnover rate(6)	25%	107	%(12)	123%	157%	215%	344%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(8)	The Fund acquired the assets and liabilities of the Predecessor ETF, a series of the NexPoint Funds I, at the close of business on September 15, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor ETF. Financial information above for the periods prior to September 16, 2023, reflect the performance of the Predecessor ETF. Prior to September 16, 2023, the Predecessor ETF had a different investment adviser, had a different investment objective and policies, and was a passively-managed fund that sought to track the performance of the Markit iBoxx USD Liquid Leveraged Loan Index.
(9)	Fiscal year end changed from June 30, 2023 to October 31, 2023.
(10)	Amount represents less than $0.005 per share.
(11)	Does not include expenses of the affiliated investment companies in which the fund invests.
(12)	Portfolio turnover rate related to the change in investment strategy and re-balancing is 107%.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BB Rated USD High Yield Corporate Bond ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(13)
Net Asset Value, beginning of period	$37.75	$38.53	$40.17
Income/(loss) from operations:
Net investment income/(loss)(2)	2.57	2.48	1.04
Net realized and unrealized gain/(loss) on investments	2.69	(0.82)	(1.87)
Total income/(loss) from operations	5.26	1.66	(0.83)

Distributions to shareholders:
Net investment income	(2.56)	(2.44)	(0.81)
Total distributions	(2.56)	(2.44)	(0.81)
Net Asset Value, end of period	$40.45	$37.75	$38.53
Market Value, end of period	$40.53	$37.86	$38.47
Total Return at Net Asset Value(3)	14.26%	4.33%	(2.07)%
Total Return at Market Value(4)	14.13%	4.78%	(5.57)%
Net Assets, end of period (millions)	$60.7	$49.1	$42.4
Ratios to average net assets:
Expenses	0.20%	0.20%	0.20	%(7)
Net investment income/(loss)(5)	6.42%	6.40%	6.03	%(7)
Portfolio turnover rate(6)	39%	29%	13%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(13)	The Fund commenced operations on May 24, 2022. Shares of XBB were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx B Rated USD High Yield Corporate Bond ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(13)
Net Asset Value, beginning of period	$37.29	$38.39	$40.08
Income/(loss) from operations:
Net investment income/(loss)(2)	3.08	3.13	1.35
Net realized and unrealized gain/(loss) on investments	2.34	(1.11)	(1.94)
Total income/(loss) from operations	5.42	2.02	(0.59)

Distributions to shareholders:
Net investment income	(3.09)	(3.12)	(1.10)
Total distributions	(3.09)	(3.12)	(1.10)
Net Asset Value, end of period	$39.62	$37.29	$38.39
Market Value, end of period	$39.66	$37.39	$38.33
Total Return at Net Asset Value(3)	14.98%	5.35%	(1.45)%
Total Return at Market Value(4)	14.76%	5.77%	(5.16)%
Net Assets, end of period (millions)	$17.8	$13.1	$11.5
Ratios to average net assets:
Expenses	0.30%	0.30%	0.30	%(7)
Net investment income/(loss)(5)	7.84%	8.15%	7.87	%(7)
Portfolio turnover rate(6)	55%	31%	8%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(13)	The Fund commenced operations on May 24, 2022. Shares of XB were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(13)
Net Asset Value, beginning of period	$35.78	$37.50	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	4.44	4.56	1.99
Net realized and unrealized gain/(loss) on investments	3.42	(1.77)	(3.01)
Total income/(loss) from operations	7.86	2.79	(1.02)

Distributions to shareholders:
Net investment income	(4.20)	(4.51)	(1.48)
Total distributions	(4.20)	(4.51)	(1.48)
Net Asset Value, end of period	$39.44	$35.78	$37.50
Market Value, end of period	$39.49	$35.83	$37.45
Total Return at Net Asset Value(3)	23.14%	7.66%	(2.59)%
Total Return at Market Value(4)	23.07%	7.91%	(5.63)%
Net Assets, end of period (millions)	$104.5	$19.7	$11.2
Ratios to average net assets:
Expenses	0.40%	0.40%	0.40	%(7)
Net investment income/(loss)(5)	11.57%	12.21%	11.58	%(7)
Portfolio turnover rate(6)	49%	25%	12%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(13)	The Fund commenced operations on May 24, 2022. Shares of XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF		BondBloxx BBB Rated 5-10 Year Corporate Bond ETF		BondBloxx BBB Rated 10+ Year Corporate Bond ETF
	For the Period Ended October 31, 2024(14)		For the Period Ended October 31, 2024(14)		For the Period Ended October 31, 2024(14)
Net Asset Value, beginning of period	$50.15		$50.02		$49.54
Income/(loss) from operations:
Net investment income/(loss)(2)	2.00		1.98		2.15
Net realized and unrealized gain/(loss) on investments	0.21		0.46		(0.52)
Total income/(loss) from operations	2.21		2.44		1.63

Distributions to shareholders:
Net investment income	(1.54)		(1.68)		(1.80)
Total distributions	(1.54)		(1.68)		(1.80)
Net Asset Value, end of period	$50.82		$50.78		$49.37
Market Value, end of period	$50.83		$50.72		$49.26
Total Return at Net Asset Value(3)	4.47%		4.96%		3.37%
Total Return at Market Value(4)	4.31%		4.48%		2.50%
Net Assets, end of period (millions)	$63.5		$7.6		$7.4
Ratios to average net assets:
Expenses	0.19	%(7)	0.19	%(7)	0.19	%(7)
Net investment income/(loss)(5)	5.07	%(7)	5.03	%(7)	5.56	%(7)
Portfolio turnover rate(6)	21%		27%		25%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(14)	The Funds commenced operations on January 23, 2024. Shares of BBBS, BBBI and BBBL were listed on the NYSE Arca, Inc. on January 25, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(15)
Net Asset Value, beginning of period	$38.61	$37.91	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	2.60	2.52	0.83
Net realized and unrealized gain/(loss) on investments	3.50	0.68	(2.32)
Total income/(loss) from operations	6.10	3.20	(1.49)

Distributions to shareholders:
Net investment income	(2.58)	(2.50)	(0.60)
Total distributions	(2.58)	(2.50)	(0.60)
Net Asset Value, end of period	$42.13	$38.61	$37.91
Market Value, end of period	$42.14	$38.61	$37.67
Total Return at Net Asset Value(3)	16.21%	8.50%	(3.78)%
Total Return at Market Value(4)	16.22%	9.17%	(4.32)%
Net Assets, end of period (millions)	$254.9	$183.4	$168.7
Ratios to average net assets:
Expenses	0.29%	0.29%	0.29	%(7)
Net investment income/(loss)(5)	6.31%	6.37%	6.09	%(7)
Portfolio turnover rate(6)	22%	23%	9%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(15)	The Fund commenced operations on June 28, 2022. Shares of XEMD were listed on the Cboe BZX, Inc. on June 30, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$50.29	$50.09	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	2.55	2.53	0.25
Net realized and unrealized gain/(loss) on investments	0.10	(0.30)	(0.16)
Total income/(loss) from operations	2.65	2.23	0.09

Distributions to shareholders:
Net investment income	(2.58)	(2.03)	-
Total distributions	(2.58)	(2.03)	-
Net Asset Value, end of period	$50.36	$50.29	$50.09
Market Value, end of period	$50.36	$50.31	$50.13
Total Return at Net Asset Value(3)	5.41%	4.55%	0.18%
Total Return at Market Value(4)	5.36%	4.50%	0.22%
Net Assets, end of period (millions)	$899.9	$1,096.9	$50.1
Ratios to average net assets:
Expenses	0.03%	0.03%	0.03	%(7)
Net investment income/(loss)(5)	5.09%	5.02%	3.53	%(7)
Portfolio turnover rate(6)	-%	-%	24%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	The Fund commenced operations on September 13, 2022. Shares of XHLF were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$49.74	$49.90	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	2.59	2.51	0.27
Net realized and unrealized gain/(loss) on investments	0.08	(0.56)	(0.37)
Total income/(loss) from operations	2.67	1.95	(0.10)

Distributions to shareholders:
Net investment income	(2.67)	(2.11)	-
Total distributions	(2.67)	(2.11)	-
Net Asset Value, end of period	$49.74	$49.74	$49.90
Market Value, end of period	$49.74	$49.76	$49.91
Total Return at Net Asset Value(3)	5.52%	4.01%	(0.20)%
Total Return at Market Value(4)	5.47%	4.02%	(0.14)%
Net Assets, end of period (millions)	$533.2	$527.2	$39.4
Ratios to average net assets:
Expenses	0.03%	0.03%	0.03	%(7)
Net investment income/(loss)(5)	5.23%	5.00%	3.83	%(7)
Portfolio turnover rate(6)	66%	85%	19%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	The Fund commenced operations on September 13, 2022. Shares of XONE were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$48.85	$49.49	$49.94
Income/(loss) from operations:
Net investment income/(loss)(2)	2.23	2.09	0.26
Net realized and unrealized gain/(loss) on investments	0.54	(0.75)	(0.71)
Total income/(loss) from operations	2.77	1.34	(0.45)

Distributions to shareholders:
Net investment income	(2.27)	(1.98)	-
Total distributions	(2.27)	(1.98)	-
Net Asset Value, end of period	$49.35	$48.85	$49.49
Market Value, end of period	$49.37	$48.87	$49.48
Total Return at Net Asset Value(3)	5.79%	2.76%	(0.90)%
Total Return at Market Value(4)	5.79%	2.82%	(0.74)%
Net Assets, end of period (millions)	$150.5	$105.0	$36.6
Ratios to average net assets:
Expenses	0.05%	0.05%	0.05	%(7)
Net investment income/(loss)(5)	4.53%	4.21%	3.74	%(7)
Portfolio turnover rate(6)	66%	68%	12%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	The Fund commenced operations on September 13, 2022. Shares of XTWO were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$48.20	$49.14	$49.86
Income/(loss) from operations:
Net investment income/(loss)(2)	2.16	1.99	0.28
Net realized and unrealized gain/(loss) on investments	0.83	(0.92)	(1.00)
Total income/(loss) from operations	2.99	1.07	(0.72)

Distributions to shareholders:
Net investment income	(2.06)	(2.01)	-
Total distributions	(2.06)	(2.01)	-
Net Asset Value, end of period	$49.13	$48.20	$49.14
Market Value, end of period	$49.11	$48.21	$49.12
Total Return at Net Asset Value(3)	6.30%	2.18%	(1.44)%
Total Return at Market Value(4)	6.24%	2.24%	(1.25)%
Net Assets, end of period (millions)	$100.7	$28.9	$20.1
Ratios to average net assets:
Expenses	0.05%	0.05%	0.05	%(7)
Net investment income/(loss)(5)	4.39%	4.05%	3.99	%(7)
Portfolio turnover rate(6)	72%	80%	20%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	The Fund commenced operations on September 13, 2022. Shares of XTRE were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$46.84	$48.40	$49.77
Income/(loss) from operations:
Net investment income/(loss)(2)	1.97	1.83	0.24
Net realized and unrealized gain/(loss) on investments	1.68	(1.56)	(1.61)
Total income/(loss) from operations	3.65	0.27	(1.37)

Distributions to shareholders:
Net investment income	(1.88)	(1.83)	-
Total distributions	(1.88)	(1.83)	-
Net Asset Value, end of period	$48.61	$46.84	$48.40
Market Value, end of period	$48.62	$46.86	$48.36
Total Return at Net Asset Value(3)	7.88%	0.46%	(2.75)%
Total Return at Market Value(4)	7.85%	0.59%	(2.50)%
Net Assets, end of period (millions)	$122.0	$36.5	$20.3
Ratios to average net assets:
Expenses	0.05%	0.05%	0.05	%(7)
Net investment income/(loss)(5)	4.03%	3.73%	3.49	%(7)
Portfolio turnover rate(6)	95%	88%	8%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	The Fund commenced operations on September 13, 2022. Shares of XFIV were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$45.08	$47.75	$49.70
Income/(loss) from operations:
Net investment income/(loss)(2)	2.00	1.77	0.23
Net realized and unrealized gain/(loss) on investments	2.10	(2.66)	(2.18)
Total income/(loss) from operations	4.10	(0.89)	(1.95)

Distributions to shareholders:
Net investment income	(1.84)	(1.78)	-
Total distributions	(1.84)	(1.78)	-
Net Asset Value, end of period	$47.34	$45.08	$47.75
Market Value, end of period	$47.32	$45.13	$47.68
Total Return at Net Asset Value(3)	9.15%	(2.04)%	(3.92)%
Total Return at Market Value(4)	8.98%	(1.79)%	(3.75)%
Net Assets, end of period (millions)	$109.8	$53.7	$20.5
Ratios to average net assets:
Expenses	0.05%	0.05%	0.05	%(7)
Net investment income/(loss)(5)	4.21%	3.65%	3.45	%(7)
Portfolio turnover rate(6)	71%	64%	19%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	The Fund commenced operations on September 13, 2022. Shares of XSVN were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$43.04	$46.67	$49.74
Income/(loss) from operations:
Net investment income/(loss)(2)	1.98	1.81	0.23
Net realized and unrealized gain/(loss) on investments	3.11	(3.64)	(3.30)
Total income/(loss) from operations	5.09	(1.83)	(3.07)

Distributions to shareholders:
Net investment income	(1.85)	(1.80)	-
Total distributions	(1.85)	(1.80)	-
Net Asset Value, end of period	$46.28	$43.04	$46.67
Market Value, end of period	$46.27	$43.09	$46.60
Total Return at Net Asset Value(3)	11.91%	(4.23)%	(6.17)%
Total Return at Market Value(4)	11.76%	(3.98)%	(6.03)%
Net Assets, end of period (millions)	$236.0	$42.6	$20.1
Ratios to average net assets:
Expenses	0.075%	0.075%	0.075	%(7)
Net investment income/(loss)(5)	4.22%	3.82%	3.44	%(7)
Portfolio turnover rate(6)	40%	84%	12%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	The Fund commenced operations on September 13, 2022. Shares of XTEN were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$36.65	$43.65	$49.78
Income/(loss) from operations:
Net investment income/(loss)(2)	1.81	1.74	0.23
Net realized and unrealized gain/(loss) on investments	4.61	(6.98)	(6.36)
Total income/(loss) from operations	6.42	(5.24)	(6.13)

Distributions to shareholders:
Net investment income	(1.79)	(1.76)	-
Total distributions	(1.79)	(1.76)	-
Net Asset Value, end of period	$41.28	$36.65	$43.65
Market Value, end of period	$41.23	$36.74	$43.62
Total Return at Net Asset Value(3)	17.56%	(12.73)%	(12.31)%
Total Return at Market Value(4)	17.13%	(12.45)%	(12.66)%
Net Assets, end of period (millions)	$52.0	$23.1	$21.4
Ratios to average net assets:
Expenses	0.125%	0.125%	0.125	%(7)
Net investment income/(loss)(5)	4.25%	3.81%	3.54	%(7)
Portfolio turnover rate(6)	151%	93%	45%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	The Fund commenced operations on September 13, 2022. Shares of XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx IR+M Tax-Aware Short Duration ETF
	For the Period Ended October 31, 2024(17)
Net Asset Value, beginning of period	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	1.21
Net realized and unrealized gain/(loss) on investments	0.15
Total income/(loss) from operations	1.36

Distributions to shareholders:
Net investment income	(0.92)
Total distributions	(0.92)
Net Asset Value, end of period	$50.44
Market Value, end of period	$50.44
Total Return at Net Asset Value(3)	2.75%
Total Return at Market Value(4)	2.93%
Net Assets, end of period (millions)	$105.9
Ratios to average net assets:
Expenses	0.35	%(7)
Net investment income/(loss)(5)	3.73	%(7)
Portfolio turnover rate(6)	18%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(17)	The Fund commenced operations on March 12, 2024. Shares of TAXX were listed on the NYSE Arca, Inc. on March 14, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Notes to the Financial Statements

October 31, 2024

1. ORGANIZATION

The BondBloxx ETF Trust (the “Trust”) is a Delaware statutory trust organized on August 17, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s shares are registered under the Securities Act of 1933, as amended. The Trust currently consists of Bond shares of twenty-four separate active series: BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, BondBloxx USD High Yield Bond Sector Rotation ETF, BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF, BondBloxx CCC Rated USD High Yield Corporate Bond ETF, BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, BondBloxx BBB Rated 5-10 Year Corporate Bond ETF, BondBloxx BBB Rated 10+ Year Corporate Bond ETF, BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF, BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF, BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF, BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF and BondBloxx IR+M Tax-Aware Short Duration ETF (each, a “Fund” and collectively, the “Funds”). Each series operates as an exchange-traded fund (“ETF”). The Funds are classified as “non-diversified” under the 1940 Act.

Each Fund is managed by BondBloxx Investment Management Corporation (“BIM” or “Adviser”) and generally seeks to track the investment results of each Index (the “Index”). The following table details the Index and commencement of operations of each Fund. Each Index models the performance of the bonds of issuers within a particular sector or group of sectors.

Fund Name	Actual Index	Commencement of Operations
BondBloxx USD High Yield Bond Industrial Sector ETF	ICE Diversified US Cash Pay High Yield Core Industrial Index	February 15, 2022
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index	February 15, 2022
BondBloxx USD High Yield Bond Healthcare Sector ETF	ICE Diversified US Cash Pay High Yield Healthcare Index	February 15, 2022
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	ICE Diversified US Cash Pay High Yield Financial & REIT Index	February 15, 2022
BondBloxx USD High Yield Bond Energy Sector ETF	ICE Diversified US Cash Pay High Yield Energy Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Sector Rotation ETF	N/A	September 16, 2023*
BondBloxx BB Rated USD High Yield Corporate Bond ETF	ICE BofA BB US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx B Rated USD High Yield Corporate Bond ETF	ICE BofA Single-B US Cash Pay High Yield Constrained Index	May 24, 2022

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

Fund Name	Actual Index	Commencement of Operations
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	ICE CCC US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	Bloomberg US Corporate BBB 1-5 Year Index	January 23, 2024
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	Bloomberg US Corporate BBB 5-10 Year Index	January 23, 2024
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	Bloomberg US Corporate BBB 10+ Year Index	January 23, 2024
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index	June 28, 2022
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Bloomberg US Treasury Six Month Duration Index	September 13, 2022
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Bloomberg US Treasury One Year Duration Index	September 13, 2022
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Bloomberg US Treasury Two Year Duration Index	September 13, 2022
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Bloomberg US Treasury Three Year Duration Index	September 13, 2022
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Bloomberg US Treasury Five Year Duration Index	September 13, 2022
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Bloomberg US Treasury Seven Year Duration Index	September 13, 2022
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Bloomberg US Treasury Ten Year Duration Index	September 13, 2022
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Bloomberg US Treasury Twenty Year Duration Index	September 13, 2022
BondBloxx IR+M Tax-Aware Short Duration ETF	N/A	March 12, 2024

*	Represents the date the Predecessor ETF to BondBloxx USD High Yield Bond Sector Rotation ETF merged into the BondBloxx ETF Trust.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. Management has determined that each Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies,” for the purpose of financial reporting.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

Security transactions and Income recognition

Security transactions are recorded on a trade date basis. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method and included in interest income. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Foreign Currency Translation

The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency transactions on the Statements of Operations.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Cash

Cash includes non-restricted cash held with a financial institution.

Investment Valuation

The Net Asset Value per share (“NAV”) of each Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices of the Fund’s assets at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange.

Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as the “valuation designee” with respect to the fair valuation of each of the Fund’s portfolio securities. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The value of the securities and other assets and liabilities held by each Fund are determined pursuant to valuation policies and procedures approved by the Board of Trustees (the “Board” or “Trustees”) and administered by BIM. BIM serves as the Funds’ valuation designee for purposes of compliance with the Rule 2a-5 under the 1940 Act.

Each Fund values fixed-income portfolio securities at the midpoint between the bid and ask prices, or at current market price quotations provided by dealers, or at prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BIM determines in good faith that such method does not represent fair value.

Shares of underlying ETFs are valued at their most recent closing price on an exchange.

Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by BIM to be unreliable, each Fund’s investments are valued at fair value. Fair value determinations are made by BIM in accordance with policies and procedures approved by the Board. BIM may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BIM determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing, in the absence of readily available and reliable market quotations, may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – Quoted prices in active markets or exchanges for identical assets and liabilities.

■	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

■	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by BIM used in determining the fair value of investments.

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ fair value hierarchy levels as of October 31, 2024:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$80,342,203	$-	$80,342,203
Time Deposits	-	1,291,274	-	1,291,274
Total Investments	$-	$81,633,477	$-	$81,633,477

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$307	$-	$-	$307
Corporate Bonds	-	105,106,446	-	105,106,446
Time Deposits	-	2,096,358	-	2,096,358
Total Investments	$307	$107,202,804	$-	$107,203,111

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$46,609,338	$-	$46,609,338
Time Deposits	-	639,800	-	639,800
Total Investments	$-	$47,249,138	$-	$47,249,138

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$56,893,702	$-	$56,893,702
Time Deposits	-	359,525	-	359,525
Total Investments	$-	$57,253,227	$-	$57,253,227

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$13,318,706	$-	$13,318,706
Time Deposits	-	256,539	-	256,539
Total Investments	$-	$13,575,245	$-	$13,575,245

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$70,026,788	$-	$70,026,788
Time Deposits	-	701,876	-	701,876
Total Investments	$-	$70,728,664	$-	$70,728,664

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$29,719,681	$-	$29,719,681
Time Deposits	-	836,450	-	836,450
Total Investments	$-	$30,556,131	$-	$30,556,131

BondBloxx USD High Yield Bond Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$28,154,797	$-	$-	$28,154,797
Time Deposits	-	37,804	-	37,804
Total Investments	$28,154,797	$37,804	$-	$28,192,601

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$59,375,282	$-	$59,375,282
Time Deposits	-	947,417	-	947,417
Total Investments	$-	$60,322,699	$-	$60,322,699

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$17,459,407	$-	$17,459,407
Time Deposits	-	265,739	-	265,739
Total Investments	$-	$17,725,146	$-	$17,725,146

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,521	$-	$-	$1,521
Corporate Bonds	-	101,362,488	-	101,362,488
Time Deposits	-	1,527,222	-	1,527,222
Total Investments	$1,521	$102,889,710	$-	$102,891,231

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$62,511,335	$-	$62,511,335
Time Deposits	-	165,894	-	165,894
Total Investments	$-	$62,677,229	$-	$62,677,229

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$7,497,294	$-	$7,497,294
Time Deposits	-	36,071	-	36,071
Total Investments	$-	$7,533,365	$-	$7,533,365

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$7,252,221	$-	$7,252,221
Time Deposits	-	55,118	-	55,118
Total Investments	$-	$7,307,339	$-	$7,307,339

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$28,029,218	$-	$28,029,218
Government Agencies and Obligations	-	222,234,443	-	222,234,443
Time Deposits	-	975,561	-	975,561
Total Investments	$-	$251,239,222	$-	$251,239,222

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$895,163,013	$-	$895,163,013
Time Deposits	-	55,418,634	-	55,418,634
Total Investments	$-	$950,581,647	$-	$950,581,647

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$527,053,281	$-	$527,053,281
Time Deposits	-	1,526,693	-	1,526,693
Total Investments	$-	$528,579,974	$-	$528,579,974

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$148,888,181	$-	$148,888,181
Time Deposits	-	417,354	-	417,354
Total Investments	$-	$149,305,535	$-	$149,305,535

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$99,425,572	$-	$99,425,572
Time Deposits	-	315,277	-	315,277
Total Investments	$-	$99,740,849	$-	$99,740,849

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$120,602,223	$-	$120,602,223
Time Deposits	-	372,366	-	372,366
Total Investments	$-	$120,974,589	$-	$120,974,589

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$108,121,104	$-	$108,121,104
Time Deposits	-	153,808	-	153,808
Total Investments	$-	$108,274,912	$-	$108,274,912

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$232,294,824	$-	$232,294,824
Time Deposits	-	628,936	-	628,936
Total Investments	$-	$232,923,760	$-	$232,923,760

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$51,187,746	$-	$51,187,746
Time Deposits	-	34,347	-	34,347
Total Investments	$-	$51,222,093	$-	$51,222,093

BondBloxx IR+M Tax-Aware Short Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$8,243,974	$-	$8,243,974
Collateralized Mortgage Obligations	-	8,800,213	-	8,800,213
Corporate Bonds	-	19,164,011	-	19,164,011
Municipal Bonds	-	68,007,635	-	68,007,635
Time Deposits	-	1,110,139	-	1,110,139
Total Investments	$-	$105,325,972	$-	$105,325,972

Bonds

Each Fund, except HYSA, invests a substantial portion of its assets in U.S. dollar-denominated bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Restricted investments held by the Funds as of October 31, 2024, as applicable, are disclosed in the Notes to Portfolios of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions.

There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

Defaulted Securities

Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when it becomes probable that the interest will not be collected, and the amount of uncollectible interest can be reasonably estimated. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Portfolio of Investments.

Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per Share.

Distribution of Income and Gains

The Funds intend to declare and make distributions of net investment income monthly. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually. Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Funds.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust’s Board on behalf of each Fund, subject to the supervision and direction of the Board. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, as of date of these financial statements.

Pursuant to the Investment Advisory Agreement between BIM and the Trust (entered into on behalf of each Fund other than HYSA), BIM is responsible for substantially all expenses of the Funds, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). With respect to HYSA, the Fund pays the adviser a fee based on a percentage of the Fund’s average daily net assets at the annual rate of 0.45%. Pursuant to an expenses limitation agreement with BIM, BIM has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and non-affiliated acquired fund fees and expenses) so that the ratio of HYSA’s net total annual operating expenses will not exceed 0.55% through the anniversary of the listing date of the Fund in 2026, subject to recapture as described below (the “Fee Waiver”). The Fee Waiver may be terminated prior to the anniversary of the listing date of the Fund in 2026 only upon written agreement of the Trust and BIM. The Fee Waiver may be modified by BIM to decrease the Fund’s net total annual operating expenses at any time. BIM is

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

also permitted to recapture amounts waived and/or reimbursed within two years after the fiscal year in which BIM waived fees and/or reimbursed expenses if the Fund’s net total annual operating expenses have fallen to a level below the expense limit described above. In no case will BIM recapture any amount that would result, on any particular business day of the Fund, in the Fund’s expense ratio exceeding both (1) the expense cap in place at the time such amounts were waived and (2) the Fund’s current expense cap. Affiliated acquired fund fees incurred by HYSA are also waived by BIM in addition to the expense limitation on Fund expenses. During the period ended October 31, 2024, BIM waived $179,149 of expenses, which includes $113,829 of affiliated acquired fund fees. Affiliated acquired fund fees are not recoupable by BIM in future fiscal periods pursuant to the terms of the expense limitation agreement.

BIM does not intend to recoup amounts identified through October 31, 2024, that are permitted to be recouped in accordance with the preceding paragraph.

As of October 31, 2024, pursuant to the above, fees previously waiver and reimbursed by the Investment Adviser that may be subject to possible future reimbursement to the Investment Advisor were as follows for HYSA:

Expiring Fiscal Year Ending October 31, 2025	Expiring Fiscal Year Ending October 31, 2026
$35,673	$65,320

For its investment advisory services to the Funds, BIM will be paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rates set forth below:

Fund	Management Fee
BondBloxx USD High Yield Bond Industrial Sector ETF	0.35%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	0.35%
BondBloxx USD High Yield Bond Healthcare Sector ETF	0.35%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	0.35%
BondBloxx USD High Yield Bond Energy Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Sector Rotation ETF	0.45%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	0.20%
BondBloxx B Rated USD High Yield Corporate Bond ETF	0.30%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	0.40%
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	0.19%
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	0.19%
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	0.19%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	0.29%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	0.075%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	0.125%
BondBloxx IR+M Tax-Aware Short Duration ETF	0.35%

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

BIM may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BIM at any time. Any waivers/reimbursements are not subject to recoupment by the Adviser.

Pursuant to the sub-advisory agreement with Delaware Investments Fund Advisers (“Delaware”), a series of Macquarie Investment Management Business Trust, Delaware acts as sub-adviser to HYSA. BIM compensates Delaware for its sub-advisory services out of its management fee.

Pursuant to the sub-advisory agreement with Income Research + Management (“IR+M” or “Sub-Adviser”), a Massachusetts Business Trust, IR+M acts as sub-adviser to TAXX. IR+M is responsible for the day-to-day portfolio management of the Fund as Sub-Adviser. IR+M specializes in managing U.S. fixed income portfolios for institutional and private clients, as well as managing several U.S. fixed income private investment funds and collective investment trusts for qualified investors. For its services, IR+M is paid a fee by BIM.

Other Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing custody, administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Foreside Fund Services, LLC (the “Distributor”) is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

ACA Group provides the Trust with a Chief Compliance Officer.

Ropes & Gray LLP is counsel to the Trust.

Cohen & Company, Ltd. serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

4. PURCHASE AND SALE OF FUND SHARES

The Funds will offer, issue and redeem shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares only to certain authorized participants that have entered into agreements with the Distributor (“Authorized Participants”) in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds will be listed and trade on NYSE Arca, Inc. or Cboe BZX (the “Exchanges”), the national securities exchanges. Shares of the Funds will be traded in the secondary market and elsewhere at market prices that may be at, above or below the Funds’ NAV. Shares will be redeemable only in Creation Units by Authorized Participants, and, generally, in exchange for securities in-kind and/or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. These cash deposits may earn interest which may be used to offset certain expenses paid by BIM. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

5. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions, US government securities and short-term investments) for the year or period ended October 31, 2024 were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$13,831,198	$13,827,339
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	12,395,219	12,365,347
BondBloxx USD High Yield Bond Healthcare Sector ETF	7,923,927	7,374,005
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	18,224,044	18,737,696
BondBloxx USD High Yield Bond Energy Sector ETF	15,857,035	16,182,357
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	16,721,490	16,316,306
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	5,313,660	4,663,400
BondBloxx USD High Yield Bond Sector Rotation ETF	7,916,457	7,880,885
BondBloxx BB Rated USD High Yield Corporate Bond ETF	21,464,050	21,627,716
BondBloxx B Rated USD High Yield Corporate Bond ETF	7,831,571	7,893,696
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	25,726,583	26,431,995
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	8,437,299	6,710,549
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	1,507,394	1,392,630
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	1,392,248	1,412,966
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	47,657,400	47,765,024
BondBloxx IR+M Tax-Aware Short Duration ETF	113,191,971	11,400,923

The cost of purchases and the proceeds from sales of US government securities (excluding in-kind subscriptions and redemptions, investment securities and short-term investments) for the year ended October 31, 2024 were as follows:

	Purchases	Sales
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$453,738,183	$277,292,326
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	74,407,160	76,611,534
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	38,155,367	39,525,606
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	73,249,305	73,918,239
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	80,217,909	81,680,672
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	62,232,675	63,290,421
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	48,826,328	49,425,342

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

For the year or period ended October 31, 2024, the costs of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$62,885,695	$26,267,666
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	74,534,063	1,605,199
BondBloxx USD High Yield Bond Healthcare Sector ETF	61,521,124	29,414,728
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	30,765,859	5,343,768
BondBloxx USD High Yield Bond Energy Sector ETF	58,017,140	66,507,322
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	57,871,509	12,561,407
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	17,895,529	-
BondBloxx USD High Yield Bond Sector Rotation ETF	10,175,159	12,344,064
BondBloxx BB Rated USD High Yield Corporate Bond ETF	7,491,520	-
BondBloxx B Rated USD High Yield Corporate Bond ETF	3,785,819	-
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	83,241,746	5,220,268
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	60,533,248	-
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	7,365,198	-
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	7,217,360	-
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	72,079,924	20,692,709
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	633,853,760	833,993,916
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	361,667,845	357,040,582
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	83,834,954	40,139,943
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	74,285,192	3,366,332
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	95,000,055	11,133,829
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	114,233,744	62,044,817
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	220,615,128	34,832,292
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	44,800,420	17,226,087

6. AFFILIATE TRANSACTIONS

Investments in issuers considered to be affiliates of the fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

BondBloxx USD High Yield Bond Sector Rotation ETF

Affiliated Investment Company	Value as of October 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of October 31, 2024	Dividends	Shares as of October 31, 2024
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$4,568,276	$2,539,225	$86,029	$217,930	$(3,851,302)	$3,560,158	$305,455	95,009
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	3,449,049	1,332,019	81,853	142,579	(2,496,736)	2,508,764	189,724	65,861
BondBloxx USD High Yield Bond Energy Sector ETF	3,857,082	1,150,431	53,040	109,089	(2,339,851)	2,829,791	242,969	72,954
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	2,280,404	3,539,099	57,576	137,330	(2,065,103)	3,949,306	282,819	105,400
BondBloxx USD High Yield Bond Healthcare Sector ETF	1,705,318	2,594,720	84,415	171,436	(1,763,980)	2,791,909	221,716	79,437
BondBloxx USD High Yield Bond Industrial Sector ETF	7,371,542	2,635,896	90,526	407,351	(3,713,111)	6,792,204	577,930	178,340
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	5,238,481	4,300,226	(142,393)	321,217	(3,994,866)	5,722,665	551,447	164,000
	$28,470,152	$18,091,616	$311,046	$1,506,932	$(20,224,949)	$28,154,797	$2,372,060	761,001

7. FEDERAL INCOME TAXES

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Management of the Funds has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year or period ended October 31, 2024, the Funds did not incur any interest or penalties.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

At October 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BondBloxx USD High Yield Bond Industrial Sector ETF	$81,183,730	$847,457	$(397,710)	$449,747
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	105,675,320	2,008,451	(480,660)	1,527,791
BondBloxx USD High Yield Bond Healthcare Sector ETF	46,801,341	740,746	(292,949)	447,797
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	55,857,870	1,539,557	(144,200)	1,395,357
BondBloxx USD High Yield Bond Energy Sector ETF	13,648,289	52,008	(125,052)	(73,044)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	70,192,633	952,933	(416,902)	536,031
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	30,408,297	281,547	(133,713)	147,834
BondBloxx USD High Yield Bond Sector Rotation ETF	27,483,025	713,302	(3,726)	709,576
BondBloxx BB Rated USD High Yield Corporate Bond ETF	59,090,261	1,388,822	(156,384)	1,232,438
BondBloxx B Rated USD High Yield Corporate Bond ETF	17,384,260	451,182	(110,296)	340,886
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	99,919,475	4,302,102	(1,330,346)	2,971,756
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	62,192,233	556,956	(71,960)	484,996
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	7,542,911	44,404	(53,950)	(9,546)
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	7,273,587	85,155	(51,403)	33,752
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	240,435,470	12,671,322	(1,867,570)	10,803,752
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	949,872,603	944,376	(235,332)	709,044
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	527,867,207	1,059,917	(347,150)	712,767
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	148,900,601	576,936	(172,002)	404,934
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	99,949,181	93,548	(301,880)	(208,332)
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	121,498,152	141,763	(665,326)	(523,563)
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	108,744,289	300,939	(770,316)	(469,377)
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	232,638,039	826,841	(541,120)	285,721
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	53,598,724	2,605	(2,379,236)	(2,376,631)
BondBloxx IR+M Tax-Aware Short Duration ETF	104,977,356	512,953	(164,337)	348,616

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

At October 31, 2024, the components of distributable earnings/loss on tax basis were as follows:

	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains/ (Losses)	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
BondBloxx USD High Yield Bond Industrial Sector ETF	$430,908	$-	$(194,102)	$449,747	$686,553
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	716,771	-	(561,119)	1,527,791	1,683,443
BondBloxx USD High Yield Bond Healthcare Sector ETF	269,072	-	(539,549)	447,797	177,320
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	332,744	-	(209,478)	1,395,357	1,518,623
BondBloxx USD High Yield Bond Energy Sector ETF	71,623	-	(160,288)	(73,044)	(161,709)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	384,720	-	(210,896)	536,031	709,855
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	151,653	-	(102,763)	147,834	196,724
BondBloxx USD High Yield Bond Sector Rotation ETF	-	-	(59,242,655)	709,576	(58,533,079)
BondBloxx BB Rated USD High Yield Corporate Bond ETF	322,605	-	(803,575)	1,232,438	751,468
BondBloxx B Rated USD High Yield Corporate Bond ETF	108,419	-	(366,629)	340,886	82,676
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	917,196	-	(1,478,458)	2,971,756	2,410,494
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	294,442	-	-	484,996	779,438
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	32,390	-	(1,787)	(9,546)	21,057
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	42,231	-	-	33,752	75,983
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	1,537,513	-	(503,821)	10,803,788	11,837,480
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	3,649,843	-	(930,511)	709,044	3,428,376
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	2,524,650	-	(3,398,412)	712,767	(160,995)
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	593,632	-	(1,300,507)	404,934	(301,941)
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	342,871	-	(677,099)	(208,332)	(542,560)
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	405,565	-	(1,500,837)	(523,563)	(1,618,835)
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	421,884	-	(1,318,489)	(469,377)	(1,365,982)
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	840,938	-	(2,041,465)	285,721	(914,806)
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	210,213	-	(5,267,177)	(2,376,631)	(7,433,595)
BondBloxx IR+M Tax-Aware Short Duration ETF	309,975	-	(81,517)	348,616	577,074

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

At October 31, 2024, the effect of permanent book/tax reclassifications primarily related to in-kind transactions resulted in increase/(decrease) to the components of net assets as follows:

	Total Distributable Earnings	Paid-in Capital
BondBloxx USD High Yield Bond Industrial Sector ETF	$(1,152,224)	$1,152,224
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	(19,854)	19,854
BondBloxx USD High Yield Bond Healthcare Sector ETF	(1,417,377)	1,417,377
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	(358,772)	358,772
BondBloxx USD High Yield Bond Energy Sector ETF	(1,440,143)	1,440,143
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	(706,223)	706,223
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	-	-
BondBloxx USD High Yield Bond Sector Rotation ETF	(279,746)	279,746
BondBloxx BB Rated USD High Yield Corporate Bond ETF	-	-
BondBloxx B Rated USD High Yield Corporate Bond ETF	-	-
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	(339,404)	339,404
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	-	-
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	-	-
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	-	-
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	(954,565)	954,565
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	(1,269,060)	1,269,060
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	(1,001,506)	1,001,506
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	(180,705)	180,705
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	(33,632)	33,632
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	(303,219)	303,219
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	(2,324,299)	2,324,299
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	(1,368,124)	1,368,124
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	(991,116)	991,116
BondBloxx IR+M Tax-Aware Short Duration ETF	-	-

The tax character of distributions paid during the period indicated was as follow:

	Year Ended October 31, 2024		Year Ended October 31, 2023
	Ordinary Income*	Long-Term Capital Gain	Ordinary Income*	Long-Term Capital Gain
BondBloxx USD High Yield Bond Industrial Sector ETF	$4,150,759	$-	$1,039,987	$-
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	3,279,475	-	773,573	-
BondBloxx USD High Yield Bond Healthcare Sector ETF	2,329,068	-	462,631	-
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	3,043,682	-	689,760	-
BondBloxx USD High Yield Bond Energy Sector ETF	2,889,467	-	606,084	-
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	2,907,383	-	826,902	-
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	788,908	-	339,571	-

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

	Year Ended October 31, 2024		Period Ended October 31, 2023		Year Ended June 30, 2023
	Ordinary Income*	Long-Term Capital Gain	Ordinary Income*	Long-Term Capital Gain	Ordinary Income*	Long-Term Capital Gain	Return of Capital
BondBloxx USD High Yield Bond Sector Rotation ETF^	$2,374,535	$-	$533,623	$-	$2,101,410	$-	$60,985

	Year/Period Ended October 31, 2024		Year/Period Ended October 31, 2023
	Ordinary Income*	Long-Term Capital Gain	Ordinary Income*	Long-Term Capital Gain
BondBloxx BB Rated USD High Yield Corporate Bond ETF	$3,592,728	$-	$2,930,252	$-
BondBloxx B Rated USD High Yield Corporate Bond ETF	1,130,858	-	948,646	-
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	5,483,094	-	1,187,914	-
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	919,365	-	-	-
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	173,530	-	-	-
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	214,645	-	-	-
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	13,454,640	-	11,393,515	-
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	56,714,301	-	19,195,046	-
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	25,788,925	-	11,946,611	-
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	5,054,888	-	3,191,299	-
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	2,091,424	-	987,439	-
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	2,880,621	-	1,188,187	-
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	4,558,289	-	923,627	-
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	6,063,656	-	896,889	-
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	1,309,183	-	948,088	-
BondBloxx IR+M Tax-Aware Short Duration ETF	1,241,375	-	-	-

^	Fiscal year end changed from June 30, 2023 to October 31, 2023.
*	For tax purpose short-term capital gain distributions are considered ordinary income distributions.

At October 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

As of October 31, 2024, the Funds had the following net capital loss carryforwards remaining:

	Short-Term	Long-Term	Total Amount
BondBloxx USD High Yield Bond Industrial Sector ETF	$75,223	$118,879	$194,102
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	281,570	279,549	561,119
BondBloxx USD High Yield Bond Healthcare Sector ETF	424,378	115,171	539,549
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	115,710	93,768	209,478
BondBloxx USD High Yield Bond Energy Sector ETF	9,876	150,412	160,288
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	94,042	116,854	210,896
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	47,001	55,762	102,763
BondBloxx USD High Yield Bond Sector Rotation ETF	31,496,616	27,746,039	59,242,655
BondBloxx BB Rated USD High Yield Corporate Bond ETF	599,583	203,992	803,575
BondBloxx B Rated USD High Yield Corporate Bond ETF	230,611	136,018	366,629
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	1,109,389	369,069	1,478,458
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	-	-	-
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	1,787	-	1,787
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	-	-	-
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	419,976	83,845	503,821
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	927,937	2,574	930,511
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	3,363,835	34,577	3,398,412
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	868,868	431,639	1,300,507
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	511,548	165,551	677,099
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	1,046,336	454,501	1,500,837
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	670,418	648,071	1,318,489
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	1,266,815	774,650	2,041,465
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	3,914,178	1,352,999	5,267,177
BondBloxx IR+M Tax-Aware Short Duration ETF	81,517	-	81,517

During the year ended October 31, 2024, the following Funds utilized capital loss carryforwards:

	Short-Term	Long-Term	Total Amount
BondBloxx USD High Yield Bond Healthcare Sector ETF	$98,047	$-	$98,047
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	16,644	10,977	27,621
BondBloxx USD High Yield Bond Energy Sector ETF	42,447	-	42,447
BondBloxx USD High Yield Bond Sector Rotation ETF	33,105	-	33,105
BondBloxx BB Rated USD High Yield Corporate Bond ETF	13,692	-	13,692
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	412,255	117,547	529,802

8. RELATED PARTIES

At October 31, 2024, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

9. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

10. INVESTMENT RISKS (Unaudited)

A discussion of some of the principal risks associated with an investment in a Fund is contained in each Fund’s Prospectus. An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of bonds in general, and other factors that affect the market.

High Yield Bonds Risk. Bonds that are rated below investment-grade (sometimes referred to as “junk bonds,” which may include those bonds rated below “BBB-” by S&P Global Ratings and Fitch, or below “Baa3” by Moody’s), or similar bonds that are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated bonds of similar maturity and may be more likely to default.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Emerging Markets Risks. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. There could be additional impacts on the value of the Fund as a result of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

Municipal Bond Risk. Municipal securities risks include the possibility that the issuer may be unable to pay interest or repay principal on a timely basis or at all, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. In addition, state or local political or economic conditions and developments can adversely affect the securities issued by state and local governments. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in U.S. federal, state or local tax laws.

Municipal Bond Market Liquidity Risk. From time to time, inventories of municipal securities held by brokers and dealers may decrease, lessening their ability to make a market in these securities. Any reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Tax Risk. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal tax law that could limit or eliminate the U.S. federal income tax exemption for municipal bond income, which would in effect reduce the after-tax returns received by shareholders from the Fund by increasing taxes on distributions from the Fund. In such event, the Fund’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Tax Aware Risk. Tax aware risk is the possibility that the use of investment practices that seek to maximize after tax return may not minimize tax consequences. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

Alternative Minimum Tax Risk. Although the interest received from municipal securities is generally exempt from federal income tax, the Fund may invest in municipal securities subject to the federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the corporate alternative minimum tax for certain corporations. Accordingly, investment in the Fund could cause shareholders to be subject to the federal alternative minimum tax.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries,

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

country, group of countries, region or asset class. The Funds may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

Affiliated ETF Risk. The Adviser receives advisory fees from the Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds. The Adviser may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. In addition, the fees payable to the Adviser by certain of the Underlying Funds may be higher than the fee payable by the Fund. However, the Adviser has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Investment in the Underlying Funds Risk. The Fund invests a substantial portion of its assets in the Underlying Funds. Accordingly, the Fund’s investment performance will be directly related to the performance of the Underlying Funds, and the Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent the Fund is exposed more heavily to one or more particular Sectors, its performance will be especially sensitive to risks associated with those Sectors.

A strategy used by the Underlying Funds may fail to produce the intended results. If the Fund has allocated a higher portion of its net assets to a particular Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund and may be more susceptible to losses because of these developments. The Fund’s ability to achieve its investment objective will depend on the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund can be achieved. With respect to the Underlying Funds, which are all designed to track an index, the price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Fund’s NAV will change with changes in the value of the Underlying Funds and other investments based on their market valuations. The Fund’s market price may deviate from value of the Fund’s underlying holdings, particularly in times of market stress, and as a result, investors may pay more or receive less than the underlying value of the Fund’s shares bought or sold. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Funds.

ETF and Other Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs, including the affiliated Underlying Funds. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage-related or asset-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. Uniform Mortgage-Backed Securities, which generally align the characteristics of Fannie Mae and Freddie Mac certificates, are a recent innovation and the effect they may have on the market for mortgage-related securities is uncertain.

Collateralized Loan Obligations (“CLO”) Risk. The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in the rated debt tranches of CLOs; however, any such ratings do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Sub-Adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others.

Commercial Mortgage-Backed Securities Risk (“CMBS”). CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS issued by non-agency issuers may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2024

Non-Diversification Risk. The Funds are classified as “non-diversified” funds under the 1940 Act. Accordingly, a Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that a Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

LIBOR Transition Risk. The risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, and the remainder of LIBOR publications are expected to end at the end of 2021. Certain instruments held by the Funds may rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which the Funds invest can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and may result in a reduction in value of certain instruments held by the Funds.

Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (e.g., cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, sanctions, tariffs or cyberattacks on Russian entities or individuals could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

BONDBLOXX ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

BondBloxx ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of BondBloxx ETF Trust comprising the funds listed below (the “Funds”) as of October 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

BondBloxx USD High Yield Bond Industrial Sector ETF,

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF,

BondBloxx USD High Yield Bond Healthcare Sector ETF,

BondBloxx USD High Yield Bond Financial & REIT Sector ETF,

BondBloxx USD High Yield Bond Energy Sector ETF,

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF,

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, and for the period from February 15, 2022 (commencement of operations) through October 31, 2022
BondBloxx B Rated USD High Yield Corporate Bond ETF, BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx CCC Rated USD High Yield Corporate Bond ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, and for the period from May 24, 2022 (commencement of operations) through October 31, 2022
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, and for the period from June 28, 2022 (commencement of operations) through October 31, 2022

BONDBLOXX ETF TRUST

Report of Independent Registered Public Accounting Firm (Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF,

BondBloxx Bloomberg One Year Target Duration US Treasury ETF,

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF,

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF,

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF,

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF,

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF,

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, and for the period from September 13, 2022 (commencement of operations) through October 31, 2022
BondBloxx USD High Yield Bond Sector Rotation ETF	For the year ended October 31, 2024	For the year ended October 31, 2024, the period July 1, 2023 through October 31, 2023, and for the year ended June 30, 2023	For the year ended October 31, 2024, for the period July 1, 2023 through October 31, 2023, and for the years ended June 30, 2023, 2022, 2021, and 2020
BondBloxx IR+M Tax-Aware Short Duration ETF	For the period March 12, 2024 (commencement of operations) through October 31, 2024
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, BondBloxx BBB Rated 5-10 Year Corporate Bond ETF, BondBloxx BBB Rated 10+ Year Corporate Bond ETF	For the period January 23, 2024 (commencement of operations) through October 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

BONDBLOXX ETF TRUST

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as auditor of one or more of the Funds within BondBloxx ETF Trust since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 23, 2024

BONDBLOXX ETF TRUST

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. BondBloxx ETF Trust files their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC’s website at www.sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at https://bondbloxxetf.com/.

Proxy Voting Policy. Information with respect to how proxies relating to the Funds’ portfolio securities were voted during the 12-month period ended June 30 will be available: (i) without charge, upon request, by calling (800) 896-5089 or through the Funds’ website at https://bondbloxxetf.com/; and (ii) on the SEC’s website at www.sec.gov.

Proxy Voting Record. BIM, as an adviser to a 1940 Act Funds, is required to comply with Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), that requires investment companies to file annual report Form N-PX. The adviser must provide the Fund Administrator with the voting records in order to comply with this filing. On an annual basis, following the end of the 12-month period ending June 30, the Adviser will furnish to the Trust’s administrator a full record detailing all how the Adviser voted all Trust proxies for the prior 12-month period.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in BondBloxx ETF Trust and such Funds’ net asset value can be found on our website, https://bondbloxxetf.com/.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The Funds designate the following amounts or, if subsequently determined to be different, the maximum allowable for its year/period ended October 31, 2024.

	Qualified Dividend Income*	Dividends Received Deduction*	Qualified Interest Income
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	0.00%	0.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Funds’ fiscal year/period.

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory Agreement (Unaudited)

BondBloxx IR+M Tax-Aware ETF for California Residents

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

BondBloxx IR+M Tax-Aware ETF for New York Residents

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”) of BondBloxx ETF Trust (the “Trust,” and each series thereof, a “Fund”), is required to consider and approve the Investment Advisory Agreement between the Trust and BondBloxx Investment Management Corporation (the “Adviser” or “BondBloxx”) (the “Advisory Agreement”), as well as any sub-advisory agreements with respect to the applicable Funds. In considering these agreements, the Board, including all of the Independent Trustees, assess the Adviser’s and a sub-adviser’s, as applicable, proposed services to the Funds, including investment management; oversight of the Funds’ service providers, as applicable; risk management and oversight; legal and compliance services; and ability to comply with applicable legal and regulatory requirements.

At a meeting held on May 23, 2024 (the “May Meeting”), the Board, including a majority of the Independent Trustees, considered and approved the Advisory Agreement with respect to the BondBloxx IR+M Tax-Aware ETF for California Residents, BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents and BondBloxx IR+M Tax-Aware ETF for New York Residents (the “State Tax-Aware ETFs”) for an initial two-year period. In addition, the Board approved the Investment Sub-Advisory Agreement among the Trust, on behalf of the State Tax-Aware ETFs, BondBloxx and Income Research + Management (the “Sub-Adviser” or “IR+M”), for an initial two-year period (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”).

General Information

The following information summarizes the Board’s considerations associated with its review of the Agreements. In connection with the Trustees’ deliberations, BondBloxx furnished information to the Trustees necessary for a majority of the Independent Trustees to make the determination that the Agreements were in the best interests of the State Tax-Aware ETFs and their shareholders. Prior to voting, the Independent Trustees reviewed the Agreements with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the Agreements.

Advisory Agreement

In approving the Advisory Agreement, the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to the State Tax-Aware ETFs by BondBloxx; (2) BondBloxx’s proposed compensation under the Advisory Agreement; (3) the estimated expenses of the State Tax-Aware ETFs; (4) the estimated costs of services to be provided to the State Tax-Aware ETFs and the anticipated profits to be realized by BondBloxx from its management of the State Tax-Aware ETFs; (5) the potential for economies of scale and the sharing of any economies of scale with the State Tax-Aware ETFs’ shareholders; (6) the fees paid by and services provided to other active municipal exchange-traded funds (“ETFs”); and (7) other potential benefits to BondBloxx from its relationships with the State Tax-Aware ETFs. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services to be provided by BondBloxx under the Advisory Agreement, the Board reviewed information provided by BondBloxx relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of BondBloxx’s personnel. The Board also took into account the systems and resources that BondBloxx intended to devote to investment management, oversight of the Sub-Adviser, and legal and compliance. The Board noted that IR+M will be responsible for managing the day-to-day investment operations of the State Tax-Aware ETFs and the Adviser will be responsible for administering the State Tax-Aware ETFs. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the State Tax-Aware ETFs by BondBloxx under the Advisory Agreement.

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

BondBloxx IR+M Tax-Aware ETF for California Residents

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

BondBloxx IR+M Tax-Aware ETF for New York Residents

Performance. The Board took into account that BondBloxx does not currently manage any accounts or funds with similar investment objectives and policies and does not operate any affiliated advisory entities. The Board took into consideration the professional experience and investment capabilities of the individuals who are expected to serve as portfolio managers to the State Tax-Aware ETFs, including individuals from the Sub-Adviser. In addition, the Board considered BondBloxx’s investment philosophy and portfolio construction process and the systems and tools BondBloxx and the Sub-Adviser are expected to use in managing the State Tax-Aware ETFs in accordance with its investment objective and investment strategies. Based on the foregoing, the Board concluded that BondBloxx is qualified to manage the State Tax-Aware ETFs’ assets in accordance with each State Tax-Aware ETF’s investment objective and investment strategies.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation that each State Tax-Aware ETF is required to pay to BondBloxx under the Advisory Agreement and the estimated expense ratios of each State Tax-Aware ETF. The Board took into account that under the Advisory Agreement, BondBloxx is responsible for paying substantially all of each State Tax-Aware ETF’s operating expenses with some exceptions and that this expense structure effectively limits each Fund’s expenses to the level of its respective advisory fee. The Board also took into account the sub-advisory fees payable by the Adviser to the Sub-Adviser. In addition, the Board took into account the expense ratios of other actively-managed municipal ETFs relative to the estimated expense ratios of the State Tax-Aware ETFs. Based on the foregoing, the Board concluded that each State Tax-Aware ETF’s advisory fee is reasonable in view of the services to be received by the State Tax-Aware ETFs from BondBloxx and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by BondBloxx in connection with its provision of services to the State Tax-Aware ETFs pursuant to the Advisory Agreement. The Board noted potential benefits to BondBloxx that could accrue as a result of managing the State Tax-Aware ETFs, including potential reputational benefits. Based upon the foregoing, the Board concluded that BondBloxx’s anticipated profitability from its relationship with the State Tax-Aware ETFs was reasonable.

Potential Economies of Scale. The Board considered the initial levels of investor seed capital[, as applicable,] and the Adviser’s expectations concerning each State Tax-Aware ETF’s asset growth in the first year of operations and beyond. The Board noted the competitive environment in which each State Tax-Aware ETF will operate. The Board considered the effect of potential future asset growth on each Fund’s performance and expenses. The Board noted that if each Fund’s assets increase over time, then each Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation to be paid by each State Tax-Aware ETF to BondBloxx is appropriate.

Sub-Advisory Agreement

Pursuant to an exemption obtained by the Trust and BondBloxx, which permits BondBloxx, on behalf of the Funds and subject to the approval of the Board, including a majority of the Independent Trustees, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers. BondBloxx has the ultimate responsibility for overseeing the Funds’ sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The exemption also contains relief from certain disclosure obligations with regard to sub-advisory fees.

In determining whether to approve the entering into of the Sub-Advisory Agreement, the Adviser and IR+M furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the Sub-Advisory Agreement was in the best interests of the State Tax-Aware ETFs and their shareholders. Prior to voting, the Independent Trustees reviewed the proposed entering into of the Sub-Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the Sub- Advisory Agreement.

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

BondBloxx IR+M Tax-Aware ETF for California Residents

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

BondBloxx IR+M Tax-Aware ETF for New York Residents

In approving the Sub-Advisory Agreement, the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to the State Tax-Aware ETFs by IR+M; (2) the Adviser’s and IR+M’s proposed compensation under the Advisory Agreement and Sub-Advisory Agreement, respectively; (3) the estimated expenses of the State Tax-Aware ETFs; (4) the estimated costs of services to be provided to the State Tax-Aware ETFs by IR+M and the anticipated profits to be realized by IR+M from its management of the State Tax-Aware ETFs; (5) the potential for economies of scale and the sharing of any economies of scale with the State Tax-Aware ETFs’ shareholders; (6) the fees paid by and services provided to other actively-managed municipal ETFs; and (7) other potential benefits to IR+M from its relationships with the State Tax-Aware ETFs. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Sub-Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services to be provided by IR+M under the Sub-Advisory Agreement, the Board reviewed information provided by IR+M relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of IR+M’s personnel. The Board also took into account the systems and resources that IR+M intended to devote to investment management and legal and compliance services. The Board noted that the Sub-Adviser will be responsible for managing the day-to-day investment operations of the State Tax-Aware ETFs and BondBloxx will be responsible for administering the State Tax-Aware ETFs. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the State Tax-Aware ETFs by the Sub-Adviser under the Sub-Advisory Agreement.

Performance. The Board took into consideration the professional experience and investment capabilities of the individuals from the Sub-Adviser who are expected to serve as portfolio managers to the State Tax-Aware ETFs. In addition, the Board considered the Sub-Adviser’s investment philosophy and portfolio construction process and the systems and tools the Sub-Adviser is expected to use in managing the State Tax-Aware ETFs in accordance with each State Tax-Aware ETF’s respective investment objectives and investment strategies. Based on the foregoing, the Board concluded that the Sub-Adviser is qualified to manage each State Tax-Aware ETF’s assets in accordance with each State Tax-Aware ETF’s investment objective and investment strategies.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation payable by the Adviser to IR+M under the Sub-Advisory Agreement and the estimated expense ratios of the State Tax-Aware ETFs. The Board took into account that under the Sub-Advisory Agreement, IR+M will bear all expenses in connection with the performance of its services under the Sub-Advisory Agreement, excluding any Fund expenses as set forth in the Prospectus of each Fund. Based on the foregoing, the Board concluded that each State Tax-Aware ETF’s proposed compensation is reasonable in view of the services to be received by the State Tax-Aware ETFs from the Sub-Adviser and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by the Sub-Adviser in connection with its provision of services to the State Tax-Aware ETFs pursuant to the Sub-Advisory Agreement. The Board noted potential benefits to the Sub-Adviser that could accrue as a result of managing the State Tax-Aware ETFs, including potential reputational benefits. Based upon the foregoing, the Board concluded that IR+M’s anticipated profitability from its relationship with the State Tax-Aware ETFs was reasonable.

Potential Economies of Scale. The Board considered the initial levels of investor seed capital and the Adviser’s and Sub-Adviser’s expectations concerning the State Tax-Aware ETFs’ asset growth in the first year of operations and beyond. The Board noted the competitive environment in which the State Tax-Aware ETFs will operate. The Board considered the effect of potential future asset growth on the State Tax-Aware ETFs. The Board noted that if the State Tax-Aware ETFs’ assets increase over time, the State Tax-Aware ETFs might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation payable to IR+M is reasonable.

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

BondBloxx IR+M Tax-Aware ETF for California Residents

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

BondBloxx IR+M Tax-Aware ETF for New York Residents

Conclusion

The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that terms of Agreements, including the compensation payable to BondBloxx under the Advisory Agreement and the compensation payable to IR+M under the Sub-Advisory Agreement, were in the best interests of each State Tax-Aware ETF and its shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the Agreements, each for an initial two-year period.

BONDBLOXX ETF TRUST

General Information (Unaudited)

Investment Adviser

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

Administrator, Fund Accountant, Transfer and Dividend Agent and Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Chief Compliance Officer

ACA Group

480 East Swedesford Road, Suite 220

Wayne, PA 19087

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Ropes & Gray LLP

3 Embarcadero Center

San Francisco, CA 94111

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The aggregate renumeration paid to all Trustees is included within the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the Investment Advisory Contracts is included within the financial statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.
(a)(4)	Not Applicable.
(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BondBloxx ETF Trust

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer
BondBloxx ETF Trust

Date:	December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer
BondBloxx ETF Trust

Date:	December 27, 2024

BondBloxx ETF Trust

By:	/s/ Tony Kelly
Tony Kelly
Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer
BondBloxx ETF Trust

Date:	December 27, 2024